UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland		20814
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2014

Item 1. Schedule of Investments.

Bull ProFund  :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (42.6%)
3M Co. (Miscellaneous Manufacturing)	2,332	$358,592
Abbott Laboratories (Pharmaceuticals)	5,368	233,991
AbbVie, Inc. (Pharmaceuticals)	5,720	362,991
Accenture PLC - Class A (Computers)	2,244	182,033
ACE, Ltd. (Insurance)	1,188	129,848
Actavis PLC* (Pharmaceuticals)	968	234,972
Adobe Systems, Inc.* (Software)	1,672	117,241
Aetna, Inc. (Healthcare - Services)	1,276	105,283
Affiliated Managers Group, Inc.* (Diversified Financial Services)	220	43,954
AFLAC, Inc. (Insurance)	1,628	97,240
Agilent Technologies, Inc. (Electronics)	1,188	65,672
AGL Resources, Inc. (Gas)	440	23,720
Air Products & Chemicals, Inc. (Chemicals)	704	94,801
Airgas, Inc. (Chemicals)	220	24,539
Akamai Technologies, Inc.* (Software)	616	37,145
Alcoa, Inc. (Mining)	4,224	70,794
Alexion Pharmaceuticals, Inc.* (Biotechnology)	704	134,717
Allegheny Technologies, Inc. (Iron/Steel)	396	13,009
Allegion PLC (Electronics)	352	18,688
Allergan, Inc. (Pharmaceuticals)	1,056	200,703
Alliance Data Systems Corp.* (Commercial Services)	220	62,337
Allstate Corp. (Insurance)	1,540	99,869
Altera Corp. (Semiconductors)	1,100	37,807
Altria Group, Inc. (Agriculture)	7,084	342,441
Amazon.com, Inc.* (Internet)	1,364	416,648
Ameren Corp. (Electric)	880	37,259
American Electric Power, Inc. (Electric)	1,760	102,678
American Express Co. (Diversified Financial Services)	3,212	288,919
American International Group, Inc. (Insurance)	5,104	273,421
American Tower Corp. (REIT)	1,408	137,280
Ameriprise Financial, Inc. (Diversified Financial Services)	660	83,272
AmerisourceBergen Corp. (Pharmaceuticals)	748	63,887
Ametek, Inc. (Electrical Components & Equipment)	880	45,892
Amgen, Inc. (Biotechnology)	2,728	442,427
Amphenol Corp. - Class A (Electronics)	1,144	57,864
Anadarko Petroleum Corp. (Oil & Gas)	1,804	165,571
Analog Devices, Inc. (Semiconductors)	1,144	56,765
Aon PLC (Insurance)	1,056	90,816
Apache Corp. (Oil & Gas)	1,364	105,301
Apartment Investment & Management Co. - Class A (REIT)	528	18,897
Apple Computer, Inc. (Computers)	21,428	2,314,224
Applied Materials, Inc. (Semiconductors)	4,356	96,224
Archer-Daniels-Midland Co. (Agriculture)	2,332	109,604
Assurant, Inc. (Insurance)	264	18,010
AT&T, Inc. (Telecommunications)	18,568	646,909
Autodesk, Inc.* (Software)	792	45,572
Automatic Data Processing, Inc. (Commercial Services)	1,716	140,334
AutoNation, Inc.* (Retail)	264	15,117
AutoZone, Inc.* (Retail)	132	73,065
Avago Technologies, Ltd. (Semiconductors)	880	75,900
AvalonBay Communities, Inc. (REIT)	484	75,427
Avery Dennison Corp. (Household Products/Wares)	352	16,491
Avon Products, Inc. (Cosmetics/Personal Care)	1,540	16,016
Baker Hughes, Inc. (Oil & Gas Services)	1,540	81,558
Ball Corp. (Packaging & Containers)	484	31,185
Bank of America Corp. (Banks)	37,664	646,314
Bank of New York Mellon Corp. (Banks)	4,048	156,739
Bard (C.R.), Inc. (Healthcare - Products)	264	43,288
Baxter International, Inc. (Healthcare - Products)	1,936	135,791
BB&T Corp. (Banks)	2,596	98,336
Becton, Dickinson & Co. (Healthcare - Products)	704	90,605
Bed Bath & Beyond, Inc.* (Retail)	704	47,407
Bemis Co., Inc. (Packaging & Containers)	352	13,541
Berkshire Hathaway, Inc.* - Class B (Insurance)	6,512	912,722
Best Buy Co., Inc. (Retail)	1,056	36,052
Biogen Idec, Inc.* (Biotechnology)	836	268,423
BlackRock, Inc. (Diversified Financial Services)	440	150,088
Boeing Co. (Aerospace/Defense)	2,420	302,282
BorgWarner, Inc. (Auto Parts & Equipment)	836	47,669
Boston Properties, Inc. (REIT)	528	66,924
Boston Scientific Corp.* (Healthcare - Products)	4,752	63,107
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,940	345,649
Broadcom Corp. - Class A (Semiconductors)	1,936	81,080
Brown-Forman Corp. - Class B (Beverages)	572	53,007
C.H. Robinson Worldwide, Inc. (Transportation)	528	36,543
CA, Inc. (Software)	1,144	33,245
Cablevision Systems Corp. NY - Class A (Media)	792	14,747
Cabot Oil & Gas Corp. (Oil & Gas)	1,496	46,526
Cameron International Corp.* (Oil & Gas Services)	748	44,543
Campbell Soup Co. (Food)	660	29,152
Capital One Financial Corp. (Banks)	2,024	167,526
Cardinal Health, Inc. (Pharmaceuticals)	1,188	93,234
CareFusion Corp.* (Healthcare - Products)	748	42,913
CarMax, Inc.* (Retail)	792	44,281
Carnival Corp. - Class A (Leisure Time)	1,628	65,365

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Caterpillar, Inc. (Machinery - Construction & Mining)	2,244	$227,564
CBRE Group, Inc.* - Class A (Real Estate)	1,012	32,384
CBS Corp. - Class B (Media)	1,716	93,042
Celgene Corp.* (Biotechnology)	2,860	306,277
CenterPoint Energy, Inc. (Gas)	1,540	37,807
CenturyLink, Inc. (Telecommunications)	2,024	83,956
Cerner Corp.* (Software)	1,100	69,674
CF Industries Holdings, Inc. (Chemicals)	176	45,760
Chesapeake Energy Corp. (Oil & Gas)	1,848	40,989
Chevron Corp. (Oil & Gas)	6,820	818,059
Chipotle Mexican Grill, Inc.* (Retail)	132	84,216
CIGNA Corp. (Healthcare - Services)	924	92,003
Cimarex Energy Co. (Oil & Gas)	308	35,010
Cincinnati Financial Corp. (Insurance)	528	26,648
Cintas Corp. (Commercial Services)	352	25,780
Cisco Systems, Inc. (Telecommunications)	18,260	446,821
Citigroup, Inc. (Banks)	10,868	581,764
Citrix Systems, Inc.* (Software)	572	36,740
Clorox Co. (Household Products/Wares)	440	43,780
CME Group, Inc. (Diversified Financial Services)	1,144	95,879
CMS Energy Corp. (Electric)	968	31,625
Coach, Inc. (Retail)	968	33,280
Coca-Cola Co. (Beverages)	14,124	591,514
Coca-Cola Enterprises, Inc. (Beverages)	792	34,333
Cognizant Technology Solutions Corp.* (Computers)	2,156	105,321
Colgate-Palmolive Co. (Cosmetics/Personal Care)	3,080	205,990
Comcast Corp. - Class A (Media)	9,284	513,869
Comerica, Inc. (Banks)	660	31,508
Computer Sciences Corp. (Computers)	528	31,891
ConAgra Foods, Inc. (Food)	1,496	51,388
ConocoPhillips (Oil & Gas)	4,400	317,460
CONSOL Energy, Inc. (Coal)	836	30,765
Consolidated Edison, Inc. (Electric)	1,056	66,908
Constellation Brands, Inc.* (Beverages)	616	56,389
Corning, Inc. (Telecommunications)	4,620	94,387
Costco Wholesale Corp. (Retail)	1,584	211,258
Covidien PLC (Healthcare - Products)	1,628	150,492
Crown Castle International Corp. (REIT)	1,188	92,807
CSX Corp. (Transportation)	3,564	126,985
Cummins, Inc. (Machinery-Diversified)	616	90,047
CVS Caremark Corp. (Retail)	4,136	354,910
D.R. Horton, Inc. (Home Builders)	1,188	27,075
Danaher Corp. (Miscellaneous Manufacturing)	2,200	176,880
Darden Restaurants, Inc. (Retail)	484	25,062
DaVita, Inc.* (Healthcare - Services)	616	48,091
Deere & Co. (Machinery-Diversified)	1,276	109,149
Delphi Automotive PLC (Auto Parts & Equipment)	1,056	72,843
Delta Air Lines, Inc. (Airlines)	3,036	122,138
Denbury Resources, Inc. (Oil & Gas)	1,276	15,822
DENTSPLY International, Inc. (Healthcare - Products)	528	26,807
Devon Energy Corp. (Oil & Gas)	1,364	81,840
Diamond Offshore Drilling, Inc. (Oil & Gas)	220	8,296
DIRECTV* - Class A (Media)	1,804	156,569
Discover Financial Services (Diversified Financial Services)	1,672	106,640
Discovery Communications, Inc.* - Class C (Media)	968	33,870
Discovery Communications, Inc.* - Class A (Media)	528	18,665
Dollar General Corp.* (Retail)	1,100	68,937
Dollar Tree, Inc.* (Retail)	748	45,306
Dominion Resources, Inc. (Electric)	2,068	147,449
Dover Corp. (Miscellaneous Manufacturing)	616	48,935
Dr. Pepper Snapple Group, Inc. (Beverages)	704	48,752
DTE Energy Co. (Electric)	616	50,611
Duke Energy Corp. (Electric)	2,552	209,647
Dun & Bradstreet Corp. (Software)	132	16,211
E*TRADE Financial Corp.* (Diversified Financial Services)	1,012	22,568
E.I. du Pont de Nemours & Co. (Chemicals)	3,256	225,152
Eastman Chemical Co. (Chemicals)	528	42,652
Eaton Corp. (Miscellaneous Manufacturing)	1,716	117,357
eBay, Inc.* (Internet)	4,048	212,520
Ecolab, Inc. (Chemicals)	968	107,671
Edison International (Electric)	1,188	74,345
Edwards Lifesciences Corp.* (Healthcare - Products)	396	47,884
Electronic Arts, Inc.* (Software)	1,100	45,067
Eli Lilly & Co. (Pharmaceuticals)	3,520	233,482
EMC Corp. (Computers)	7,260	208,580
Emerson Electric Co. (Electrical Components & Equipment)	2,508	160,662
Ensco PLCADR - Class A (Oil & Gas)	836	33,933
Entergy Corp. (Electric)	660	55,453
EOG Resources, Inc. (Oil & Gas)	1,980	188,199
EQT Corp. (Oil & Gas)	528	49,653
Equifax, Inc. (Commercial Services)	440	33,326
Equity Residential (REIT)	1,276	88,759
Essex Property Trust, Inc. (REIT)	220	44,387
Exelon Corp. (Electric)	3,080	112,697
Expedia, Inc. (Internet)	352	29,909
Expeditors International of Washington, Inc. (Transportation)	704	30,033
Express Scripts Holding Co.* (Pharmaceuticals)	2,684	206,185
Exxon Mobil Corp. (Oil & Gas)	15,268	1,476,569
F5 Networks, Inc.* (Internet)	264	32,467
Facebook, Inc.* - Class A (Internet)	7,304	547,727
Family Dollar Stores, Inc. (Retail)	352	27,558

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Fastenal Co. (Distribution/Wholesale)	968		$42,631
FedEx Corp. (Transportation)	968		162,043
Fidelity National Information Services, Inc. (Software)	1,012		59,091
Fifth Third Bancorp (Banks)	2,992		59,810
First Horizon National Corp. (Banks)	—	†	5
First Solar, Inc.* (Semiconductors)	264		15,550
FirstEnergy Corp. (Electric)	1,496		55,861
Fiserv, Inc.* (Software)	880		61,142
FLIR Systems, Inc. (Electronics)	528		17,704
Flowserve Corp. (Machinery-Diversified)	484		32,907
Fluor Corp. (Engineering & Construction)	572		37,946
FMC Corp. (Chemicals)	484		27,757
FMC Technologies, Inc.* (Oil & Gas Services)	836		46,849
Ford Motor Co. (Auto Manufacturers)	13,904		195,907
Fossil Group, Inc.* (Distribution/Wholesale)	176		17,892
Franklin Resources, Inc. (Diversified Financial Services)	1,408		78,299
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,740		106,590
Frontier Communications Corp. (Telecommunications)	3,608		23,596
GameStop Corp. - Class A (Retail)	396		16,933
Gannett Co., Inc. (Media)	792		24,948
Garmin, Ltd. (Electronics)	440		24,411
General Dynamics Corp. (Aerospace/Defense)	1,144		159,885
General Electric Co. (Miscellaneous Manufacturing)	35,904		926,682
General Growth Properties, Inc. (REIT)	2,244		58,142
General Mills, Inc. (Food)	2,200		114,312
General Motors Co. (Auto Manufacturers)	4,840		151,976
Genuine Parts Co. (Distribution/Wholesale)	528		51,258
Genworth Financial, Inc.* - Class A (Insurance)	1,760		24,622
Gilead Sciences, Inc.* (Biotechnology)	5,412		606,145
Google, Inc.* - Class C (Internet)	1,012		565,790
Google, Inc.* - Class A (Internet)	1,012		574,685
H & R Block, Inc. (Commercial Services)	968		31,276
Halliburton Co. (Oil & Gas Services)	3,036		167,405
Harley-Davidson, Inc. (Leisure Time)	792		52,034
Harman International Industries, Inc. (Home Furnishings)	264		28,338
Harris Corp. (Telecommunications)	396		27,562
Hartford Financial Services Group, Inc. (Insurance)	1,584		62,695
Hasbro, Inc. (Toys/Games/Hobbies)	396		22,782
HCP, Inc. (REIT)	1,628		71,583
Health Care REIT, Inc. (REIT)	1,144		81,350
Helmerich & Payne, Inc. (Oil & Gas)	396		34,381
Hess Corp. (Oil & Gas)	924		78,364
Hewlett-Packard Co. (Computers)	6,688		239,965
Honeywell International, Inc. (Electronics)	2,816		270,674
Hormel Foods Corp. (Food)	484		26,092
Hospira, Inc.* (Healthcare - Products)	616		33,079
Host Hotels & Resorts, Inc. (REIT)	2,728		63,590
Hudson City Bancorp, Inc. (Savings & Loans)	1,716		16,559
Humana, Inc. (Healthcare - Services)	572		79,422
Huntington Bancshares, Inc. (Banks)	2,904		28,779
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,320		120,186
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	968		60,616
Integrys Energy Group, Inc. (Electric)	308		22,385
Intel Corp. (Semiconductors)	17,732		603,065
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	396		82,482
International Business Machines Corp. (Computers)	3,300		542,520
International Flavors & Fragrances, Inc. (Chemicals)	308		30,538
International Paper Co. (Forest Products & Paper)	1,540		77,955
Intuit, Inc. (Software)	1,012		89,066
Intuitive Surgical, Inc.* (Healthcare - Products)	132		65,446
Invesco, Ltd. (Diversified Financial Services)	1,540		62,324
Iron Mountain, Inc. (Commercial Services)	616		22,219
J.P. Morgan Chase & Co. (Banks)	13,464		814,303
Jabil Circuit, Inc. (Electronics)	704		14,749
Jacobs Engineering Group, Inc.* (Engineering & Construction)	484		22,966
Johnson & Johnson (Pharmaceuticals)	10,076		1,085,991
Johnson Controls, Inc. (Auto Parts & Equipment)	2,376		112,265
Joy Global, Inc. (Machinery - Construction & Mining)	352		18,526
Juniper Networks, Inc. (Telecommunications)	1,452		30,594
Kansas City Southern Industries, Inc. (Transportation)	396		48,625
Kellogg Co. (Food)	924		59,099
Keurig Green Mountain, Inc. (Beverages)	440		66,770
KeyCorp (Banks)	3,124		41,237
Kimberly-Clark Corp. (Household Products/Wares)	1,320		150,836
Kimco Realty Corp. (REIT)	1,452		36,227
Kinder Morgan, Inc. (Pipelines)	2,376		91,951
KLA-Tencor Corp. (Semiconductors)	572		45,274
Kohls Corp. (Retail)	748		40,557
Kraft Foods Group, Inc. (Food)	2,112		119,011
Kroger Co. (Food)	1,760		98,050
L Brands, Inc. (Retail)	880		63,466
L-3 Communications Holdings, Inc. (Aerospace/Defense)	308		37,410
Laboratory Corp. of America Holdings* (Healthcare - Services)	308		33,661

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lam Research Corp. (Semiconductors)	572	$44,536
Legg Mason, Inc. (Diversified Financial Services)	352	18,304
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	484	19,060
Lennar Corp. - Class A (Home Builders)	616	26,537
Leucadia National Corp. (Holding Companies - Diversified)	1,144	27,204
Lincoln National Corp. (Insurance)	924	50,598
Linear Technology Corp. (Semiconductors)	836	35,814
Lockheed Martin Corp. (Aerospace/Defense)	968	184,472
Loews Corp. (Insurance)	1,100	47,960
Lorillard, Inc. (Agriculture)	1,276	78,474
Lowe’s Cos., Inc. (Retail)	3,520	201,344
LyondellBasell Industries N.V. - Class A (Chemicals)	1,540	141,110
M&T Bank Corp. (Banks)	484	59,135
Macy’s, Inc. (Retail)	1,276	73,778
Mallinckrodt PLC* (Pharmaceuticals)	396	36,503
Marathon Oil Corp. (Oil & Gas)	2,420	85,668
Marathon Petroleum Corp. (Oil & Gas)	1,012	91,991
Marriott International, Inc. - Class A (Lodging)	793	60,040
Marsh & McLennan Cos., Inc. (Insurance)	1,936	105,260
Martin Marietta Materials (Building Materials)	220	25,722
Masco Corp. (Building Materials)	1,276	28,161
MasterCard, Inc. - Class A (Commercial Services)	3,520	294,801
Mattel, Inc. (Toys/Games/Hobbies)	1,188	36,911
McCormick & Co., Inc. (Food)	484	34,228
McDonald’s Corp. (Retail)	3,520	329,929
McGraw Hill Financial, Inc. (Commercial Services)	968	87,585
McKesson Corp. (Pharmaceuticals)	836	170,051
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	704	69,914
MeadWestvaco Corp. (Forest Products & Paper)	616	27,209
Medtronic, Inc. (Healthcare - Products)	3,520	239,922
Merck & Co., Inc. (Pharmaceuticals)	10,340	599,100
MetLife, Inc. (Insurance)	4,048	219,564
Michael Kors Holdings, Ltd.* (Apparel)	748	58,785
Microchip Technology, Inc. (Semiconductors)	704	30,349
Micron Technology, Inc.* (Semiconductors)	3,828	126,669
Microsoft Corp. (Software)	29,480	1,384,085
Mohawk Industries, Inc.* (Textiles)	220	31,249
Molson Coors Brewing Co. - Class B (Beverages)	572	42,545
Mondelez International, Inc. - Class A (Food)	6,028	212,548
Monsanto Co. (Chemicals)	1,892	217,656
Monster Beverage Corp.* (Beverages)	528	53,265
Moody’s Corp. (Commercial Services)	660	65,492
Morgan Stanley Dean Witter & Co. (Banks)	5,500	192,225
Motorola Solutions, Inc. (Telecommunications)	792	51,084
Murphy Oil Corp. (Oil & Gas)	616	32,888
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,320	70,686
Nabors Industries, Ltd. (Oil & Gas)	1,056	18,850
NASDAQ Stock Market, Inc. (Diversified Financial Services)	440	19,034
National Oilwell Varco, Inc. (Oil & Gas Services)	1,540	111,866
Navient Corp. (Diversified Financial Services)	1,496	29,591
Neilsen Holdings N.V. (Media)	1,100	46,739
NetApp, Inc. (Computers)	1,144	48,963
Netflix, Inc.* (Internet)	220	86,409
Newell Rubbermaid, Inc. (Housewares)	968	32,263
Newfield Exploration Co.* (Oil & Gas)	484	15,783
Newmont Mining Corp. (Mining)	1,804	33,843
News Corp.* - Class A (Media)	1,804	27,926
NextEra Energy, Inc. (Electric)	1,584	158,749
NIKE, Inc. - Class B (Apparel)	2,508	233,169
NiSource, Inc. (Gas)	1,144	48,117
Noble Corp. (Oil & Gas)	924	19,330
Noble Energy, Inc. (Oil & Gas)	1,276	73,536
Nordstrom, Inc. (Retail)	528	38,338
Norfolk Southern Corp. (Transportation)	1,100	121,704
Northeast Utilities System (Electric)	1,144	56,456
Northern Trust Corp. (Banks)	792	52,510
Northrop Grumman Corp. (Aerospace/Defense)	748	103,194
NRG Energy, Inc. (Electric)	1,188	35,616
Nucor Corp. (Iron/Steel)	1,144	61,844
NVIDIA Corp. (Semiconductors)	1,848	36,110
Occidental Petroleum Corp. (Oil & Gas)	2,772	246,514
Omnicom Group, Inc. (Advertising)	880	63,237
ONEOK, Inc. (Pipelines)	748	44,087
Oracle Corp. (Software)	11,660	455,323
O’Reilly Automotive, Inc.* (Retail)	352	61,910
Owens-Illinois, Inc.* (Packaging & Containers)	572	14,740
PACCAR, Inc. (Auto Manufacturers)	1,276	83,348
Pall Corp. (Miscellaneous Manufacturing)	396	36,202
Parker Hannifin Corp. (Miscellaneous Manufacturing)	528	67,072
Patterson Cos., Inc. (Healthcare - Products)	308	13,278
Paychex, Inc. (Software)	1,188	55,765
Pentair PLC (Miscellaneous Manufacturing)	704	47,203
People’s United Financial, Inc. (Savings & Loans)	1,100	16,082
Pepco Holdings, Inc. (Electric)	880	24,059
PepsiCo, Inc. (Beverages)	5,412	520,472

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PerkinElmer, Inc. (Electronics)	396	$17,194
Perrigo Co. PLC (Pharmaceuticals)	484	78,142
PetSmart, Inc. (Retail)	352	25,467
Pfizer, Inc. (Pharmaceuticals)	22,704	679,985
PG&E Corp. (Electric)	1,672	84,135
Philip Morris International, Inc. (Agriculture)	5,588	497,387
Phillips 66 (Oil & Gas)	1,980	155,430
Pinnacle West Capital Corp. (Electric)	396	24,342
Pioneer Natural Resources Co. (Oil & Gas)	528	99,824
Pitney Bowes, Inc. (Office/Business Equipment)	748	18,506
Plum Creek Timber Co., Inc. (REIT)	616	25,262
PNC Financial Services Group (Banks)	1,936	167,251
PPG Industries, Inc. (Chemicals)	484	98,586
PPL Corp. (Electric)	2,376	83,136
Praxair, Inc. (Chemicals)	1,056	133,045
Precision Castparts Corp. (Metal Fabricate/Hardware)	528	116,530
Priceline.com, Inc.* (Internet)	176	212,293
Principal Financial Group, Inc. (Insurance)	968	50,694
Procter & Gamble Co. (Cosmetics/Personal Care)	9,680	844,774
Progressive Corp. (Insurance)	1,936	51,130
Prologis, Inc. (REIT)	1,804	75,137
Prudential Financial, Inc. (Insurance)	1,628	144,143
Public Service Enterprise Group, Inc. (Electric)	1,804	74,523
Public Storage, Inc. (REIT)	528	97,331
PulteGroup, Inc. (Home Builders)	1,232	23,642
PVH Corp. (Retail)	308	35,220
QEP Resources, Inc. (Oil & Gas)	572	14,340
Qualcomm, Inc. (Semiconductors)	5,984	469,804
Quanta Services, Inc.* (Commercial Services)	792	26,991
Quest Diagnostics, Inc. (Healthcare - Services)	528	33,507
Ralph Lauren Corp. (Apparel)	220	36,265
Range Resources Corp. (Oil & Gas)	616	42,134
Raytheon Co. (Aerospace/Defense)	1,100	114,268
Red Hat, Inc.* (Software)	660	38,887
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	264	103,942
Regions Financial Corp. (Banks)	4,928	48,935
Republic Services, Inc. (Environmental Control)	924	35,482
Reynolds American, Inc. (Agriculture)	1,100	69,201
Robert Half International, Inc. (Commercial Services)	484	26,514
Rockwell Automation, Inc. (Machinery-Diversified)	484	54,377
Rockwell Collins, Inc. (Aerospace/Defense)	484	40,729
Roper Industries, Inc. (Machinery-Diversified)	352	55,722
Ross Stores, Inc. (Retail)	748	60,379
Ryder System, Inc. (Transportation)	176	15,571
Safeway, Inc. (Food)	836	29,143
Salesforce.com, Inc.* (Software)	2,068	132,331
SanDisk Corp. (Computers)	792	74,559
SCANA Corp. (Electric)	528	28,982
Schlumberger, Ltd. (Oil & Gas Services)	4,620	455,810
Scripps Networks Interactive - Class A (Media)	352	27,188
Seagate Technology PLC (Computers)	1,188	74,642
Sealed Air Corp. (Packaging & Containers)	748	27,115
Sempra Energy (Gas)	836	91,960
Sherwin-Williams Co. (Chemicals)	308	70,704
Sigma-Aldrich Corp. (Chemicals)	440	59,800
Simon Property Group, Inc. (REIT)	1,100	197,130
Snap-on, Inc. (Hand/Machine Tools)	220	29,071
Southern Co. (Electric)	3,212	148,909
Southwest Airlines Co. (Airlines)	2,464	84,959
Southwestern Energy Co.* (Oil & Gas)	1,276	41,483
Spectra Energy Corp. (Pipelines)	2,420	94,695
St. Jude Medical, Inc. (Healthcare - Products)	1,012	64,940
Stanley Black & Decker, Inc. (Hand/Machine Tools)	572	53,562
Staples, Inc. (Retail)	2,288	29,012
Starbucks Corp. (Retail)	2,684	202,802
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	704	53,969
State Street Corp. (Banks)	1,496	112,888
Stericycle, Inc.* (Environmental Control)	308	38,808
Stryker Corp. (Healthcare - Products)	1,056	92,432
SunTrust Banks, Inc. (Banks)	1,892	74,053
Symantec Corp. (Internet)	2,464	61,156
Sysco Corp. (Food)	2,112	81,396
T. Rowe Price Group, Inc. (Diversified Financial Services)	924	75,851
Target Corp. (Retail)	2,288	141,444
TE Connectivity, Ltd. (Electronics)	1,452	88,760
TECO Energy, Inc. (Electric)	836	16,394
Tenet Healthcare Corp.* (Healthcare - Services)	352	19,730
Teradata Corp.* (Computers)	572	24,207
Tesoro Petroleum Corp. (Oil & Gas)	440	31,420
Texas Instruments, Inc. (Semiconductors)	3,828	190,098
Textron, Inc. (Miscellaneous Manufacturing)	1,012	42,028
The ADT Corp. (Commercial Services)	616	22,077
The AES Corp. (Electric)	2,376	33,430
The Charles Schwab Corp. (Diversified Financial Services)	4,092	117,318
The Chubb Corp. (Insurance)	880	87,437
The Dow Chemical Co. (Chemicals)	4,004	197,798
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	792	59,543
The Gap, Inc. (Retail)	968	36,678

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Goldman Sachs Group, Inc. (Banks)	1,452	$275,865
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	968	23,455
The Hershey Co. (Food)	528	50,640
The Home Depot, Inc. (Retail)	4,840	471,996
The Interpublic Group of Cos., Inc. (Advertising)	1,496	29,007
The JM Smucker Co. - Class A (Food)	352	36,608
The Macerich Co. (REIT)	484	34,122
The Mosaic Co. (Chemicals)	1,144	50,691
The Travelers Cos., Inc. (Insurance)	1,232	124,186
The Williams Cos., Inc. (Pipelines)	2,420	134,334
Thermo Fisher Scientific, Inc. (Electronics)	1,408	165,539
Tiffany & Co. (Retail)	396	38,064
Time Warner Cable, Inc. (Media)	1,012	148,977
Time Warner, Inc. (Media)	3,080	244,768
TJX Cos., Inc. (Retail)	2,464	156,020
Torchmark Corp. (Insurance)	484	25,633
Total System Services, Inc. (Commercial Services)	572	19,328
Tractor Supply Co. (Retail)	484	35,438
Transocean, Ltd. (Oil & Gas)	1,232	36,751
TripAdvisor, Inc.* (Internet)	396	35,109
Twenty-First Century Fox, Inc. - Class A (Media)	6,732	232,119
Tyco International, Ltd. (Electronics)	1,584	68,001
Tyson Foods, Inc. - Class A (Food)	1,056	42,610
U.S. Bancorp (Banks)	6,468	275,537
Under Armour, Inc.* - Class A (Apparel)	616	40,397
Union Pacific Corp. (Transportation)	3,212	374,037
United Parcel Service, Inc. - Class B (Transportation)	2,508	263,114
United Rentals, Inc.* (Commercial Services)	352	38,742
United Technologies Corp. (Aerospace/Defense)	3,036	324,852
UnitedHealth Group, Inc. (Healthcare - Services)	3,476	330,254
Universal Health Services, Inc. - Class B (Healthcare - Services)	308	31,943
UnumProvident Corp. (Insurance)	924	30,917
Urban Outfitters, Inc.* (Retail)	352	10,687
V.F. Corp. (Apparel)	1,232	83,382
Valero Energy Corp. (Oil & Gas)	1,892	94,770
Varian Medical Systems, Inc.* (Healthcare - Products)	352	29,610
Ventas, Inc. (REIT)	1,056	72,347
VeriSign, Inc.* (Internet)	396	23,665
Verizon Communications, Inc. (Telecommunications)	14,828	745,106
Vertex Pharmaceuticals, Inc.* (Biotechnology)	836	94,167
Viacom, Inc. - Class B (Media)	1,364	99,136
Visa, Inc. - Class A (Diversified Financial Services)	1,760	424,917
Vornado Realty Trust (REIT)	616	67,440
Vulcan Materials Co. (Building Materials)	484	29,868
W.W. Grainger, Inc. (Distribution/Wholesale)	220	54,296
Walgreen Co. (Retail)	3,168	203,449
Wal-Mart Stores, Inc. (Retail)	5,632	429,553
Walt Disney Co. (Media)	5,632	514,652
Waste Management, Inc. (Environmental Control)	1,540	75,290
Waters Corp.* (Electronics)	308	34,126
WellPoint, Inc. (Healthcare - Services)	968	122,636
Wells Fargo & Co. (Banks)	17,028	904,018
Western Digital Corp. (Computers)	792	77,909
Western Union Co. (Commercial Services)	1,892	32,088
Weyerhaeuser Co. (REIT)	1,892	64,063
Whirlpool Corp. (Home Furnishings)	264	45,421
Whole Foods Market, Inc. (Food)	1,276	50,185
Windstream Holdings, Inc. (Telecommunications)	2,156	22,595
Wisconsin Energy Corp. (Electric)	792	39,331
Wyndham Worldwide Corp. (Lodging)	440	34,175
Wynn Resorts, Ltd. (Lodging)	308	58,523
Xcel Energy, Inc. (Electric)	1,804	60,380
Xerox Corp. (Office/Business Equipment)	3,872	51,420
Xilinx, Inc. (Semiconductors)	968	43,057
XL Group PLC (Insurance)	968	32,796
Xylem, Inc. (Machinery-Diversified)	660	23,998
Yahoo!, Inc.* (Internet)	3,300	151,965
YUM! Brands, Inc. (Retail)	1,584	113,779
Zimmer Holdings, Inc. (Healthcare - Products)	616	68,524
Zions Bancorp (Banks)	704	20,395
Zoetis, Inc. (Pharmaceuticals)	1,804	67,037
TOTAL COMMON STOCKS (Cost $39,770,424)		64,204,680

	Principal Amount	Value
Repurchase Agreements(a)(b)(43.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $64,723,187	$64,723,000	$64,723,000

TOTAL REPURCHASE AGREEMENTS (Cost $64,723,000)		64,723,000

TOTAL INVESTMENT SECURITIES (Cost $104,493,424) - 85.6%		128,927,680
Net other assets (liabilities) - 14.4%		21,643,137

NET ASSETS - 100.0%		$150,570,817

†	Number of shares is less than 0.50
*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $8,169,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	86	12/22/14	$8,647,300	$120,878

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/28/14	0.52%	$11,854,430	$332,789
S&P 500	UBS AG	11/28/14	0.47%	65,312,493	1,198,167
				$77,166,923	$1,530,956

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Bull ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$92,244	0.1%
Aerospace/Defense	1,267,092	0.8%
Agriculture	1,097,107	0.7%
Airlines	207,097	0.1%
Apparel	451,998	0.3%
Auto Manufacturers	431,232	0.3%
Auto Parts & Equipment	256,232	0.2%
Banks	4,809,131	3.3%
Beverages	1,467,046	1.0%
Biotechnology	1,956,098	1.3%
Building Materials	83,751	0.1%
Chemicals	1,568,260	1.0%
Coal	30,765	NM
Commercial Services	928,889	0.6%
Computers	3,924,815	2.6%
Cosmetics/Personal Care	1,126,323	0.7%
Distribution/Wholesale	166,077	0.1%
Diversified Financial Services	1,699,441	1.1%
Electric	1,835,360	1.2%
Electrical Components & Equipment	206,554	0.1%
Electronics	843,383	0.6%
Engineering & Construction	60,912	NM
Environmental Control	149,580	0.1%
Food	1,034,462	0.7%
Forest Products & Paper	105,164	0.1%
Gas	201,604	0.1%
Hand/Machine Tools	82,633	0.1%
Healthcare - Products	1,208,118	0.8%
Healthcare - Services	896,530	0.6%
Holding Companies - Diversified	27,204	NM
Home Builders	77,254	0.1%
Home Furnishings	73,759	NM
Household Products/Wares	211,108	0.1%
Housewares	32,263	NM
Insurance	2,706,209	1.8%
Internet	2,950,342	2.0%
Iron/Steel	74,853	NM
Leisure Time	117,399	0.1%
Lodging	206,707	0.1%
Machinery - Construction & Mining	246,090	0.2%
Machinery-Diversified	366,200	0.2%
Media	2,197,215	1.5%
Metal Fabricate/Hardware	116,530	0.1%
Mining	211,227	0.1%
Miscellaneous Manufacturing	2,020,814	1.3%
Office/Business Equipment	69,926	NM
Oil & Gas	4,596,685	3.2%
Oil & Gas Services	908,031	0.6%
Packaging & Containers	86,581	0.1%
Pharmaceuticals	4,832,501	3.3%
Pipelines	365,067	0.2%
Real Estate	32,384	NM
REIT	1,468,205	1.0%
Retail	3,882,692	2.6%
Savings & Loans	32,641	NM
Semiconductors	1,988,102	1.3%
Software	2,676,585	1.8%
Telecommunications	2,172,611	1.4%
Textiles	31,249	NM
Toys/Games/Hobbies	59,693	NM
Transportation	1,178,655	0.8%
Other **	86,366,137	57.4%
Total	$150,570,817	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (40.0%)
3D Systems Corp.* (Computers)	672	$25,402
Aaron’s, Inc. (Commercial Services)	432	10,696
Abercrombie & Fitch Co. - Class A (Retail)	480	16,070
ACI Worldwide, Inc.* (Software)	768	14,776
Acuity Brands, Inc. (Electrical Components & Equipment)	288	40,156
Acxiom Corp.* (Software)	528	9,948
Advance Auto Parts, Inc. (Retail)	480	70,542
Advanced Micro Devices, Inc.* (Semiconductors)	4,128	11,558
Advent Software, Inc. (Software)	288	9,953
Aecom Technology Corp.* (Engineering & Construction)	1,091	35,512
AGCO Corp. (Machinery-Diversified)	576	25,523
Alaska Air Group, Inc. (Airlines)	912	48,546
Albemarle Corp. (Chemicals)	528	30,825
Alexander & Baldwin, Inc. (Real Estate)	288	11,529
Alexandria Real Estate Equities, Inc. (REIT)	480	39,840
Align Technology, Inc.* (Healthcare - Products)	480	25,258
Alleghany Corp.* (Insurance)	96	42,651
Alliant Energy Corp. (Electric)	720	44,575
Alliant Techsystems, Inc. (Aerospace/Defense)	192	22,456
Allscripts Healthcare Solutions, Inc.* (Software)	1,104	15,147
AMC Networks, Inc.* - Class A (Media)	384	23,290
American Campus Communities, Inc. (REIT)	720	28,274
American Eagle Outfitters, Inc. (Retail)	1,152	14,826
American Financial Group, Inc. (Insurance)	480	28,718
ANN, Inc.* (Retail)	288	11,056
ANSYS, Inc.* (Software)	624	49,020
AOL, Inc.* (Internet)	528	22,984
Apollo Group, Inc.* - Class A (Commercial Services)	672	19,260
AptarGroup, Inc. (Miscellaneous Manufacturing)	432	26,888
Aqua America, Inc. (Water)	1,200	31,440
ARRIS Group, Inc.* (Telecommunications)	864	25,937
Arrow Electronics, Inc.* (Distribution/Wholesale)	672	38,210
Arthur J. Gallagher & Co. (Insurance)	1,056	50,372
Ascena Retail Group, Inc.* (Retail)	864	10,757
Ashland, Inc. (Chemicals)	480	51,875
Aspen Insurance Holdings, Ltd. (Insurance)	432	18,848
Associated Banc-Corp. (Banks)	1,008	18,950
Astoria Financial Corp. (Savings & Loans)	576	7,574
Atmel Corp.* (Semiconductors)	2,784	20,657
Atmos Energy Corp. (Gas)	672	35,616
Atwood Oceanics, Inc.* (Oil & Gas)	384	15,610
Avnet, Inc. (Electronics)	912	39,444
Bally Technologies, Inc.* (Entertainment)	240	19,296
BancorpSouth, Inc. (Banks)	576	13,265
Bank of Hawaii Corp. (Banks)	288	16,862
BE Aerospace, Inc.* (Aerospace/Defense)	720	53,604
Belden, Inc. (Electrical Components & Equipment)	288	20,503
Big Lots, Inc. (Retail)	384	17,530
BioMed Realty Trust, Inc. (REIT)	1,296	28,149
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	144	16,246
Black Hills Corp. (Electric)	288	15,762
Brinker International, Inc. (Retail)	432	23,172
Broadridge Financial Solutions, Inc. (Software)	816	35,847
Brown & Brown, Inc. (Insurance)	768	24,468
Brunswick Corp. (Leisure Time)	624	29,203
Cabela’s, Inc.* (Retail)	336	16,135
Cabot Corp. (Chemicals)	432	20,058
Cadence Design Systems, Inc.* (Computers)	1,920	34,464
Camden Property Trust (REIT)	576	44,162
CARBO Ceramics, Inc. (Oil & Gas Services)	144	7,440
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	432	38,395
Carpenter Technology Corp. (Iron/Steel)	336	16,817
Carter’s, Inc. (Apparel)	336	26,252
Cathay Bancorp, Inc. (Banks)	480	12,677
CBOE Holdings, Inc. (Diversified Financial Services)	576	33,949
CDK Global, Inc.* (Software)	1,056	35,482
Centene Corp.* (Healthcare - Services)	384	35,585
Charles River Laboratories International, Inc.* (Biotechnology)	288	18,190
Chico’s FAS, Inc. (Retail)	1,008	15,201
Church & Dwight, Inc. (Household Products/Wares)	912	66,038
Ciena Corp.* (Telecommunications)	720	12,067
Cinemark Holdings, Inc. (Entertainment)	672	23,735
City National Corp. (Banks)	336	26,447
Civeo Corp. (Commercial Services)	720	8,777
Clarcor, Inc. (Miscellaneous Manufacturing)	336	22,499
Clean Harbors, Inc.* (Environmental Control)	384	19,058
Cleco Corp. (Electric)	384	20,644
Cliffs Natural Resources, Inc. (Iron/Steel)	1,008	11,320
Cognex Corp.* (Machinery-Diversified)	576	22,787
Commerce Bancshares, Inc. (Banks)	528	23,897
Commercial Metals Co. (Iron/Steel)	768	13,279
Community Health Systems, Inc.* (Healthcare - Services)	768	42,217
CommVault Systems, Inc.* (Software)	288	12,770
Compass Minerals International, Inc. (Mining)	240	20,563
Compuware Corp. (Software)	1,488	15,103
Concur Technologies, Inc.* (Software)	336	43,116
Convergys Corp. (Commercial Services)	672	13,554
Conversant, Inc.* (Internet)	384	13,536

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Con-way, Inc. (Transportation)	384	$16,654
Copart, Inc.* (Retail)	768	25,682
CoreLogic, Inc.* (Commercial Services)	624	19,575
Corporate Office Properties Trust (REIT)	576	15,748
Corrections Corp. of America (REIT)	768	28,247
Covance, Inc.* (Healthcare - Services)	384	30,682
Covisint Corp.* (Electrical Components & Equipment)	148	427
Crane Co. (Miscellaneous Manufacturing)	336	20,950
Cree, Inc.* (Semiconductors)	816	25,687
CST Brands, Inc. (Retail)	480	18,360
Cubist Pharmaceuticals, Inc.* (Biotechnology)	528	38,169
Cullen/Frost Bankers, Inc. (Banks)	384	31,031
Cypress Semiconductor Corp. (Semiconductors)	960	9,514
Cytec Industries, Inc. (Chemicals)	480	22,382
Dean Foods Co. (Food)	624	9,179
Deckers Outdoor Corp.* (Apparel)	240	20,990
Deluxe Corp. (Commercial Services)	336	20,429
DeVry, Inc. (Commercial Services)	384	18,589
Dick’s Sporting Goods, Inc. (Retail)	672	30,489
Diebold, Inc. (Computers)	432	15,306
Domino’s Pizza, Inc. (Retail)	384	34,095
Domtar Corp. (Forest Products & Paper)	432	17,742
Donaldson Co., Inc. (Miscellaneous Manufacturing)	864	35,925
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	480	10,694
Dresser-Rand Group, Inc.* (Oil & Gas Services)	528	43,138
Dril-Quip, Inc.* (Oil & Gas Services)	288	25,906
DST Systems, Inc. (Computers)	192	18,499
Duke Realty Corp. (REIT)	2,256	42,774
Eagle Materials, Inc. (Building Materials)	336	29,376
East West Bancorp, Inc. (Banks)	960	35,290
Eaton Vance Corp. (Diversified Financial Services)	768	28,285
Endo International PLC* (Pharmaceuticals)	1,008	67,455
Energen Corp. (Oil & Gas)	480	32,496
Energizer Holdings, Inc. (Electrical Components & Equipment)	432	52,985
Equinix, Inc. (Internet)	336	70,191
Equity One, Inc. (REIT)	528	12,672
Esterline Technologies Corp.* (Aerospace/Defense)	192	22,485
Everest Re Group, Ltd. (Insurance)	288	49,147
Exelis, Inc. (Aerospace/Defense)	1,248	22,277
Extra Space Storage, Inc. (REIT)	720	41,875
FactSet Research Systems, Inc. (Media)	240	31,546
Fair Isaac Corp. (Software)	192	11,962
Fairchild Semiconductor International, Inc.* (Semiconductors)	816	12,526
Federal Realty Investment Trust (REIT)	432	56,938
Federated Investors, Inc. - Class B (Diversified Financial Services)	624	19,512
FEI Co. (Electronics)	288	24,273
First American Financial Corp. (Insurance)	720	21,830
First Horizon National Corp. (Banks)	1,584	20,370
First Niagara Financial Group, Inc. (Savings & Loans)	2,352	17,616
FirstMerit Corp. (Banks)	1,104	20,258
Flowers Foods, Inc. (Food)	1,248	23,712
Foot Locker, Inc. (Retail)	960	53,770
Fortinet, Inc.* (Telecommunications)	912	23,758
Fortune Brands Home & Security, Inc. (Building Materials)	1,056	45,672
FTI Consulting, Inc.* (Commercial Services)	288	11,629
Fulton Financial Corp. (Banks)	1,248	14,826
Gartner Group, Inc.* (Commercial Services)	576	46,489
GATX Corp. (Trucking & Leasing)	288	18,259
Genesee & Wyoming, Inc.* - Class A (Transportation)	336	32,323
Gentex Corp. (Electronics)	960	31,430
Global Payments, Inc. (Commercial Services)	432	34,776
Graco, Inc. (Machinery-Diversified)	384	30,144
Graham Holdings Co. - Class B (Media)	48	37,612
Granite Construction, Inc. (Engineering & Construction)	240	8,858
Great Plains Energy, Inc. (Electric)	1,008	27,145
Greif, Inc. - Class A (Packaging & Containers)	240	10,574
GUESS?, Inc. (Retail)	432	9,577
Gulfport Energy Corp.* (Oil & Gas)	576	28,903
Halyard Health, Inc.* (Healthcare - Products)	336	12,758
Hancock Holding Co. (Banks)	528	18,580
Hanesbrands, Inc. (Apparel)	672	70,970
Hanover Insurance Group, Inc. (Insurance)	288	19,279
Harsco Corp. (Miscellaneous Manufacturing)	528	11,447
Hawaiian Electric Industries, Inc. (Electric)	672	18,924
HCC Insurance Holdings, Inc. (Insurance)	672	35,072
Health Net, Inc.* (Healthcare - Services)	528	25,085
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	672	17,902
Henry Schein, Inc.* (Healthcare - Products)	576	69,138
Herman Miller, Inc. (Office Furnishings)	384	12,288
Highwoods Properties, Inc. (REIT)	624	26,751
Hill-Rom Holdings, Inc. (Healthcare - Products)	384	17,080
HMS Holdings Corp.* (Commercial Services)	576	13,380
HNI Corp. (Office Furnishings)	288	13,435
HollyFrontier Corp. (Oil & Gas)	1,344	60,992
Hologic, Inc.* (Healthcare - Products)	1,632	42,742
Home Properties, Inc. (REIT)	384	24,695
Hospitality Properties Trust (REIT)	1,008	29,847
HSN, Inc. (Retail)	192	12,685

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hubbell, Inc. - Class B (Electrical Components & Equipment)	384	$43,549
Huntington Ingalls Industries, Inc. (Shipbuilding)	336	35,556
IDACORP, Inc. (Electric)	336	21,245
IDEX Corp. (Machinery-Diversified)	528	39,552
IDEXX Laboratories, Inc.* (Healthcare - Products)	336	47,601
Informatica Corp.* (Software)	720	25,675
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	1,056	28,343
Ingredion, Inc. (Food)	480	37,080
Integrated Device Technology, Inc.* (Semiconductors)	1,008	16,541
InterDigital, Inc. (Telecommunications)	288	14,236
International Bancshares Corp. (Banks)	384	10,894
International Game Technology (Entertainment)	1,632	26,749
International Rectifier Corp.* (Semiconductors)	480	19,090
International Speedway Corp. - Class A (Entertainment)	192	6,015
Intersil Corp. - Class A (Semiconductors)	864	11,483
Itron, Inc.* (Electronics)	240	9,343
ITT Corp. (Miscellaneous Manufacturing)	624	28,117
J.B. Hunt Transport Services, Inc. (Transportation)	624	49,776
J.C. Penney Co., Inc.* (Retail)	2,016	15,342
Jack Henry & Associates, Inc. (Computers)	528	31,585
Janus Capital Group, Inc. (Diversified Financial Services)	1,008	15,110
Jarden Corp.* (Household Products/Wares)	816	53,113
JDS Uniphase Corp.* (Telecommunications)	1,536	20,675
JetBlue Airways Corp.* (Airlines)	1,632	18,833
John Wiley & Sons, Inc. (Media)	336	19,618
Jones Lang LaSalle, Inc. (Real Estate)	288	38,940
Kate Spade & Co.* (Retail)	864	23,441
KB Home (Home Builders)	624	9,822
KBR, Inc. (Engineering & Construction)	960	18,317
Kemper Corp. (Insurance)	336	12,382
Kennametal, Inc. (Hand/Machine Tools)	528	20,386
Keysight Technologies, Inc.* (Electrical Components & Equipment)	1,104	34,776
Kilroy Realty Corp. (REIT)	576	39,018
Kirby Corp.* (Transportation)	384	42,463
Knowles Corp.* (Telecommunications)	576	11,209
Lamar Advertising Co. - Class A (Advertising)	528	27,271
Lancaster Colony Corp. (Food)	144	13,175
Landstar System, Inc. (Transportation)	288	21,315
LaSalle Hotel Properties (REIT)	672	26,349
Leidos Holdings, Inc. (Commercial Services)	432	15,798
Lennox International, Inc. (Building Materials)	288	25,609
Lexmark International, Inc. - Class A (Computers)	432	18,645
Liberty Property Trust (REIT)	1,008	35,048
Life Time Fitness, Inc.* (Leisure Time)	240	13,385
LifePoint Hospitals, Inc.* (Healthcare - Services)	288	20,160
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	528	38,270
Live Nation, Inc.* (Commercial Services)	960	24,960
LKQ Corp.* (Distribution/Wholesale)	2,016	57,597
Louisiana-Pacific Corp.* (Building Materials)	960	14,016
M.D.C. Holdings, Inc. (Home Builders)	240	5,861
Mack-Cali Realty Corp. (REIT)	576	10,788
Manpower, Inc. (Commercial Services)	528	35,244
MDU Resources Group, Inc. (Electric)	1,296	36,521
Mednax, Inc.* (Healthcare - Services)	672	41,953
Mentor Graphics Corp. (Computers)	624	13,223
Mercury General Corp. (Insurance)	240	12,749
Meredith Corp. (Media)	240	12,514
Mettler Toledo International, Inc.* (Electronics)	192	49,626
Mid-America Apartment Communities, Inc. (REIT)	480	33,917
Minerals Technologies, Inc. (Chemicals)	240	18,410
MSA Safety, Inc. (Machinery - Construction & Mining)	192	11,034
MSC Industrial Direct Co. - Class A (Retail)	336	27,206
MSCI, Inc. - Class A (Software)	768	35,835
Murphy USA, Inc.* (Oil & Gas)	288	16,502
National Fuel Gas Co. (Gas)	576	39,876
National Instruments Corp. (Electronics)	672	21,289
National Retail Properties, Inc. (REIT)	816	31,106
NCR Corp.* (Computers)	1,104	30,548
NeuStar, Inc.* - Class A (Telecommunications)	384	10,141
New York Community Bancorp (Savings & Loans)	2,928	46,702
NewMarket Corp. (Chemicals)	48	18,624
Nordson Corp. (Machinery-Diversified)	384	29,395
NOW, Inc.* (Oil & Gas Services)	720	21,643
NVR, Inc.* (Home Builders)	48	58,924
Oceaneering International, Inc. (Oil & Gas Services)	720	50,595
Office Depot, Inc.* (Retail)	3,216	16,788
OGE Energy Corp. (Electric Utilities)	1,344	50,118
Oil States International, Inc.* (Oil & Gas Services)	336	20,073
Old Dominion Freight Line, Inc.* (Transportation)	432	31,480
Old Republic International Corp. (Insurance)	1,632	24,105
Olin Corp. (Chemicals)	528	12,799
OMEGA Healthcare Investors, Inc. (REIT)	864	32,970
Omnicare, Inc. (Pharmaceuticals)	672	44,748
ONE Gas, Inc. (Gas)	336	12,751
Oshkosh Truck Corp. (Auto Manufacturers)	576	25,782

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Owens & Minor, Inc. (Distribution/Wholesale)	432	$14,394
Packaging Corp. of America (Packaging & Containers)	672	48,438
PacWest Bancorp (Banks)	624	26,620
Panera Bread Co.* - Class A (Retail)	192	31,035
Patterson-UTI Energy, Inc. (Oil & Gas)	960	22,109
Peabody Energy Corp. (Coal)	1,824	19,024
Plantronics, Inc. (Telecommunications)	288	14,939
PNM Resources, Inc. (Electric)	528	15,233
Polaris Industries, Inc. (Leisure Time)	384	57,930
Polycom, Inc.* (Telecommunications)	912	11,929
PolyOne Corp. (Chemicals)	624	23,094
Post Holdings, Inc.* (Food)	288	10,800
Potlatch Corp. (REIT)	288	12,669
Primerica, Inc. (Insurance)	384	19,641
Prosperity Bancshares, Inc. (Banks)	384	23,190
Protective Life Corp. (Insurance)	528	36,791
PTC, Inc.* (Software)	768	29,299
Questar Corp. (Gas)	1,152	27,775
R.R. Donnelley & Sons Co. (Commercial Services)	1,344	23,453
Rackspace Hosting, Inc.* (Internet)	768	29,460
Raymond James Financial Corp. (Diversified Financial Services)	816	45,803
Rayonier Advanced Materials, Inc. (Chemicals)	288	8,217
Rayonier, Inc. (REIT)	864	28,918
Realty Income Corp. (REIT)	1,488	68,493
Regal-Beloit Corp. (Hand/Machine Tools)	288	20,439
Regency Centers Corp. (REIT)	624	37,877
Reinsurance Group of America, Inc. (Insurance)	480	40,440
Reliance Steel & Aluminum Co. (Iron/Steel)	528	35,629
RenaissanceRe Holdings (Insurance)	288	29,759
Rent-A-Center, Inc. (Commercial Services)	336	10,406
ResMed, Inc. (Healthcare - Products)	912	47,625
RF Micro Devices, Inc.* (Telecommunications)	1,920	24,979
Riverbed Technology, Inc.* (Computers)	1,056	20,053
Rock-Tenn Co. - Class A (Packaging & Containers)	960	49,104
Rollins, Inc. (Commercial Services)	432	13,768
Rosetta Resources, Inc.* (Oil & Gas)	432	16,429
Rovi Corp.* (Semiconductors)	624	13,029
Rowan Cos. PLC - Class A (Oil & Gas)	816	19,804
Royal Gold, Inc. (Mining)	432	24,689
RPM, Inc. (Chemicals)	912	41,314
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	432	62,144
Science Applications International Corp. (Computers)	288	14,086
SEI Investments Co. (Commercial Services)	864	33,402
Semtech Corp.* (Semiconductors)	432	10,964
Senior Housing Properties Trust (REIT)	1,344	30,361
Sensient Technologies Corp. (Chemicals)	336	19,884
Service Corp. International (Commercial Services)	1,392	30,444
Signature Bank* (Banks)	336	40,700
Signet Jewelers, Ltd. (Retail)	528	63,365
Silgan Holdings, Inc. (Packaging & Containers)	288	14,158
Silicon Laboratories, Inc.* (Semiconductors)	288	13,130
Sirona Dental Systems, Inc.* (Healthcare - Products)	384	30,163
Skyworks Solutions, Inc. (Semiconductors)	1,248	72,683
SL Green Realty Corp. (REIT)	624	72,197
SLM Corp. (Diversified Financial Services)	2,832	27,046
SM Energy Co. (Oil & Gas)	432	24,322
Smith Corp. (Miscellaneous Manufacturing)	480	25,608
SolarWinds, Inc.* (Software)	432	20,542
Solera Holdings, Inc. (Software)	480	24,936
Sonoco Products Co. (Packaging & Containers)	672	27,465
Sotheby’s - Class A (Commercial Services)	432	17,133
SPX Corp. (Miscellaneous Manufacturing)	288	27,300
StanCorp Financial Group, Inc. (Insurance)	288	20,033
Steel Dynamics, Inc. (Iron/Steel)	1,584	36,448
STERIS Corp. (Healthcare - Products)	384	23,731
SunEdison, Inc.* (Semiconductors)	1,680	32,777
Superior Energy Services, Inc. (Oil & Gas Services)	1,008	25,351
SUPERVALU, Inc.* (Food)	1,392	12,013
SVB Financial Group* (Banks)	336	37,629
Synopsys, Inc.* (Computers)	1,056	43,274
Synovus Financial Corp. (Banks)	912	23,128
Tanger Factory Outlet Centers, Inc. (REIT)	624	22,320
Taubman Centers, Inc. (REIT)	432	32,854
TCF Financial Corp. (Banks)	1,104	17,057
Tech Data Corp.* (Electronics)	240	14,333
Techne Corp. (Healthcare - Products)	240	21,852
Teleflex, Inc. (Healthcare - Products)	288	32,867
Telephone & Data Systems, Inc. (Telecommunications)	672	17,230
Tempur-Pedic International, Inc.* (Home Furnishings)	384	20,214
Teradyne, Inc. (Semiconductors)	1,344	24,730
Terex Corp. (Machinery - Construction & Mining)	720	20,714
The Cheesecake Factory, Inc. (Retail)	288	13,231
The Cooper Cos., Inc. (Healthcare - Products)	336	55,070
The Corporate Executive Board Co. (Commercial Services)	240	17,688
The Hain Celestial Group, Inc.* (Food)	336	36,371
The New York Times Co. - Class A (Media)	864	11,094
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	288	17,061

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Timken Co. (Metal Fabricate/Hardware)	528	$22,699
The Ultimate Software Group, Inc.* (Software)	192	28,898
The Valspar Corp. (Chemicals)	528	43,381
The Wendy’s Co. (Retail)	1,824	14,628
Thor Industries, Inc. (Home Builders)	288	15,232
Thoratec Corp.* (Healthcare - Products)	384	10,437
Tibco Software, Inc.* (Internet)	1,008	23,557
Tidewater, Inc. (Transportation)	336	12,388
Time, Inc.* (Media)	720	16,265
TimkenSteel Corp. (Metal Fabricate/Hardware)	240	9,739
Toll Brothers, Inc.* (Home Builders)	1,056	33,739
Tootsie Roll Industries, Inc. (Food)	144	4,270
Towers Watson & Co. - Class A (Commercial Services)	480	52,939
Trimble Navigation, Ltd.* (Electronics)	1,728	46,414
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,056	37,710
Triumph Group, Inc. (Aerospace/Defense)	336	23,396
Trustmark Corp. (Banks)	432	10,511
Tupperware Corp. (Household Products/Wares)	336	21,420
TW Telecom, Inc.* (Telecommunications)	912	39,015
UDR, Inc. (REIT)	1,680	50,786
UGI Corp. (Gas)	1,152	43,419
Umpqua Holdings Corp. (Banks)	1,248	21,965
Unit Corp.* (Oil & Gas)	288	13,945
United Natural Foods, Inc.* (Food)	336	22,855
United States Steel Corp. (Iron/Steel)	960	38,438
United Therapeutics Corp.* (Biotechnology)	336	44,006
Valley National Bancorp (Banks)	1,248	12,455
Valmont Industries, Inc. (Metal Fabricate/Hardware)	192	26,144
VCA Antech, Inc.* (Pharmaceuticals)	576	26,248
Vectren Corp. (Gas)	528	23,734
VeriFone Systems, Inc.* (Computers)	768	28,616
Vishay Intertechnology, Inc. (Electronics)	912	12,321
W.R. Berkley Corp. (Insurance)	672	34,635
Wabtec Corp. (Machinery-Diversified)	624	53,851
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	576	27,498
Washington Federal, Inc. (Savings & Loans)	672	14,670
Washington Prime Group, Inc. (REIT)	1,056	18,617
Waste Connections, Inc. (Environmental Control)	816	40,718
Watsco, Inc. (Distribution/Wholesale)	192	19,511
Webster Financial Corp. (Banks)	624	19,556
Weingarten Realty Investors (REIT)	768	27,840
WellCare Health Plans, Inc.* (Healthcare - Services)	288	19,547
Werner Enterprises, Inc. (Transportation)	288	7,932
Westar Energy, Inc. (Electric)	864	32,668
WEX, Inc.* (Commercial Services)	240	27,254
WGL Holdings, Inc. (Gas)	336	15,792
Whitewave Foods Co.* (Food)	1,152	42,890
Williams-Sonoma, Inc. (Retail)	576	37,457
Woodward, Inc. (Electronics)	384	19,665
World Fuel Services Corp. (Retail)	480	19,795
Worthington Industries, Inc. (Metal Fabricate/Hardware)	336	12,986
WPX Energy, Inc.* (Oil & Gas)	1,344	25,697
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	336	24,780
TOTAL COMMON STOCKS (Cost $6,949,811)		10,671,368

	Principal Amount	Value
Repurchase Agreements(a)(b)(59.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $15,798,046	$15,798,000	$15,798,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,798,000)		15,798,000
TOTAL INVESTMENT SECURITIES (Cost $22,747,811) - 99.2%		26,469,368
Net other assets (liabilities) - 0.8%		213,768

NET ASSETS - 100.0%		$26,683,136

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $2,244,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	16	12/22/14	$2,263,040	$(16,188)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P MidCap 400	Goldman Sachs International	11/28/14	0.52%	$646,540	$19,418
S&P MidCap 400	UBS AG	11/28/14	0.42%	13,103,110	202,809
				$13,749,650	$222,227

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Mid-Cap ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$27,271	0.1%
Aerospace/Defense	144,218	0.5%
Airlines	67,379	0.3%
Apparel	118,212	0.4%
Auto Manufacturers	25,782	0.1%
Banks	496,158	1.9%
Biotechnology	116,611	0.4%
Building Materials	114,673	0.4%
Chemicals	310,861	1.2%
Coal	19,024	0.1%
Commercial Services	519,644	1.9%
Computers	293,701	1.1%
Distribution/Wholesale	158,055	0.6%
Diversified Financial Services	197,203	0.7%
Electric	232,717	0.9%
Electric Utilities	50,118	0.2%
Electrical Components & Equipment	192,396	0.7%
Electronics	268,138	1.0%
Engineering & Construction	62,687	0.2%
Entertainment	86,489	0.3%
Environmental Control	59,776	0.2%
Food	212,344	0.8%
Forest Products & Paper	17,742	0.1%
Gas	198,963	0.7%
Hand/Machine Tools	79,095	0.3%
Healthcare - Products	436,321	1.6%
Healthcare - Services	215,229	0.8%
Home Builders	123,578	0.5%
Home Furnishings	20,214	0.1%
Household Products/Wares	157,632	0.6%
Insurance	520,921	2.0%
Internet	159,728	0.6%
Iron/Steel	151,931	0.6%
Leisure Time	100,518	0.4%
Machinery - Construction & Mining	31,749	0.1%
Machinery-Diversified	226,032	0.8%
Media	151,939	0.6%
Metal Fabricate/Hardware	71,569	0.3%
Mining	45,252	0.2%
Miscellaneous Manufacturing	274,839	1.0%
Office Furnishings	25,723	0.1%
Oil & Gas	276,808	1.0%
Oil & Gas Services	212,047	0.8%
Packaging & Containers	149,739	0.6%
Pharmaceuticals	200,595	0.8%
Real Estate	50,469	0.2%
REIT	1,032,102	3.8%
Retail	642,235	2.4%
Savings & Loans	86,562	0.3%
Semiconductors	294,369	1.1%
Shipbuilding	35,556	0.1%
Software	418,309	1.6%
Telecommunications	226,115	0.8%
Transportation	214,331	0.8%
Trucking & Leasing	18,259	0.1%
Water	31,440	0.1%
Other **	16,011,768	60.1%
Total	$26,683,136	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund:: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (38.3%)
1-800-Flowers.com, Inc.* - Class A (Internet)	217	$1,743
22nd Century Group, Inc.* (Agriculture)	372	818
8x8, Inc.* (Telecommunications)	434	3,411
AAON, Inc. (Building Materials)	186	3,655
AAR Corp. (Aerospace/Defense)	186	4,929
Abaxis, Inc. (Healthcare - Products)	93	4,897
ABIOMED, Inc.* (Healthcare - Products)	186	6,099
ABM Industries, Inc. (Commercial Services)	248	6,855
Abraxas Petroleum Corp.* (Oil & Gas)	434	1,792
Acacia Research Corp. (Investment Companies)	248	4,464
Acadia Healthcare Co., Inc.* (Healthcare - Services)	155	9,619
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	341	9,446
Acadia Realty Trust (REIT)	248	7,738
Accelerate Diagnostics, Inc.* (Healthcare - Products)	124	2,693
Acco Brands Corp.* (Household Products/Wares)	558	4,592
Accuray, Inc.* (Healthcare - Products)	372	2,355
Accuride Corp.* (Auto Parts & Equipment)	310	1,494
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	155	1,028
Aceto Corp. (Chemicals)	155	3,525
Achillion Pharmaceuticals, Inc.* (Biotechnology)	465	5,464
ACI Worldwide, Inc.* (Software)	465	8,947
Acorda Therapeutics, Inc.* (Biotechnology)	186	6,477
Actua Corp.* (Software)	186	3,497
Actuant Corp. - Class A (Miscellaneous Manufacturing)	310	9,825
Actuate Corp.* (Software)	341	1,463
Acxiom Corp.* (Software)	341	6,424
ADTRAN, Inc. (Telecommunications)	248	5,260
Advanced Emissions Solutions, Inc.* (Environmental Control)	124	2,507
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	186	3,679
Advent Software, Inc. (Software)	217	7,500
Advisory Board Co.* (Commercial Services)	155	8,319
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	124	2,504
Aegion Corp.* (Engineering & Construction)	186	3,408
Aeropostale, Inc.* (Retail)	527	1,586
Affymetrix, Inc.* (Healthcare - Products)	372	3,352
AG Mortgage Investment Trust, Inc. (REIT)	155	2,956
Agenus, Inc.* (Biotechnology)	434	1,293
Air Methods Corp.* (Healthcare - Services)	155	7,321
Air Transport Services Group, Inc.* (Transportation)	279	2,282
Aircastle, Ltd. (Diversified Financial Services)	279	5,323
AK Steel Holding Corp.* (Iron/Steel)	620	4,693
Akorn, Inc.* (Pharmaceuticals)	279	12,429
Albany International Corp. - Class A (Machinery-Diversified)	124	4,685
Albany Molecular Research, Inc.* (Commercial Services)	124	2,884
Alexander & Baldwin, Inc. (Real Estate)	217	8,686
Alimera Sciences, Inc.* (Pharmaceuticals)	217	1,237
ALLETE, Inc. (Electric)	186	9,717
Alliance One International, Inc.* (Agriculture)	620	1,259
Allied Nevada Gold Corp.* (Mining)	589	819
ALON USA Energy, Inc. (Oil & Gas)	155	2,486
Alpha & Omega Semiconductor LT* (Semiconductors)	155	1,437
Alpha Natural Resources, Inc.* (Coal)	1,054	2,066
Altisource Residential Corp. (Real Estate)	248	5,759
Altra Holdings, Inc. (Machinery-Diversified)	124	3,908
AMAG Pharmaceuticals, Inc.* (Biotechnology)	124	4,093
Ambac Financial Group, Inc.* (Insurance)	186	4,256
Ambarella, Inc.* (Semiconductors)	124	5,492
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	124	3,150
Amedisys, Inc.* (Healthcare - Services)	155	4,046
American Assets Trust, Inc. (REIT)	155	5,943
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	310	5,992
American Capital Mortgage Investment Corp. (REIT)	248	4,858
American Eagle Energy Corp.* (Oil & Gas)	248	432
American Eagle Outfitters, Inc. (Retail)	806	10,373
American Equity Investment Life Holding Co. (Insurance)	310	8,001
American Realty Capital Healthcare Trust, Inc. (REIT)	713	8,057
American Residential Properties, Inc.* (REIT)	155	2,945
American Software, Inc. - Class A (Software)	155	1,497
American States Water Co. (Water)	186	6,655
American Vanguard Corp. (Chemicals)	155	1,789
Ameris Bancorp (Banks)	124	3,075
Amkor Technology, Inc.* (Semiconductors)	403	2,732
AMN Healthcare Services, Inc.* (Commercial Services)	248	4,253
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	248	962
AmSurg Corp.* (Healthcare - Services)	155	8,372
AmTrust Financial Services, Inc. (Insurance)	124	5,564
Amyris, Inc.* (Energy-Alternate Sources)	279	843
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	155	4,559
Angie’s List, Inc.* (Internet)	217	1,512
AngioDynamics, Inc.* (Healthcare - Products)	155	2,635
Anixter International, Inc. (Telecommunications)	124	10,561

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
ANN, Inc.* (Retail)	186	$7,141
Antares Pharma, Inc.* (Pharmaceuticals)	713	1,476
Anworth Mortgage Asset Corp. (REIT)	620	3,218
Apogee Enterprises, Inc. (Building Materials)	124	5,444
Apollo Commercial Real Estate Finance, Inc. (REIT)	217	3,567
Apollo Residential Mortgage, Inc. (REIT)	155	2,585
Applied Industrial Technologies, Inc. (Machinery-Diversified)	186	9,079
Applied Micro Circuits Corp.* (Semiconductors)	372	2,407
Approach Resources, Inc.* (Oil & Gas)	186	1,841
Aratana Therapeutics, Inc.* (Pharmaceuticals)	155	1,736
ARC Document Solutions, Inc.* (Commercial Services)	279	2,832
ArcBest Corp. (Transportation)	124	4,799
Arch Coal, Inc. (Coal)	1,023	2,210
Arena Pharmaceuticals, Inc.* (Biotechnology)	961	4,190
Ares Commercial Real Estate Corp. (REIT)	155	1,885
Argo Group International Holdings, Ltd. (Insurance)	124	6,919
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	744	4,434
ARMOUR Residential REIT, Inc. (REIT)	1,550	6,138
Array BioPharma, Inc.* (Pharmaceuticals)	651	2,337
Arrowhead Research Corp.* (Commercial Services)	248	1,617
Aruba Networks, Inc.* (Telecommunications)	465	10,035
Asbury Automotive Group, Inc.* (Retail)	124	8,685
Ashford Hospitality Prime, Inc. (REIT)	155	2,686
Ashford Hospitality Trust (REIT)	341	3,853
Aspen Technology, Inc.* (Software)	372	13,738
Associated Estates Realty Corp. (REIT)	279	5,449
Astoria Financial Corp. (Savings & Loans)	403	5,299
Atlantic Power Corp. (Electric)	651	1,445
Atlas Air Worldwide Holdings, Inc.* (Transportation)	124	4,578
Atricure, Inc.* (Healthcare - Products)	155	2,703
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	217	6,981
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	744	9,627
AVG Technologies N.V.* (Software)	186	3,333
Avista Corp. (Electric)	248	8,792
Axcelis Technologies, Inc.* (Semiconductors)	806	1,757
Axiall Corp. (Chemicals)	279	11,243
AZZ, Inc. (Miscellaneous Manufacturing)	124	5,798
B&G Foods, Inc. - Class A (Food)	217	6,393
Balchem Corp. (Chemicals)	124	8,023
Baltic Trading, Ltd. (Transportation)	310	1,163
Banc of California, Inc. (Savings & Loans)	186	2,189
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	155	5,214
Bancorp, Inc.* (Banks)	186	1,760
BancorpSouth, Inc. (Banks)	403	9,281
Bank Mutual Corp. (Savings & Loans)	310	2,043
Bank of the Ozarks, Inc. (Banks)	341	12,017
Bankrate, Inc.* (Internet)	310	3,367
Barnes & Noble, Inc.* (Retail)	186	4,059
Barnes Group, Inc. (Miscellaneous Manufacturing)	217	7,934
Basic Energy Services, Inc.* (Oil & Gas Services)	155	2,000
Bazaarvoice, Inc.* (Internet)	279	2,079
BBCN Bancorp, Inc. (Banks)	341	4,822
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	217	6,004
Beazer Homes USA, Inc.* (Home Builders)	124	2,223
bebe Stores, Inc. (Retail)	341	781
Belden, Inc. (Electrical Components & Equipment)	186	13,241
Belmond, Ltd.* (Lodging)	434	4,974
Benchmark Electronics, Inc.* (Electronics)	248	5,883
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	155	2,082
Berkshire Hills Bancorp, Inc. (Savings & Loans)	124	3,197
Berry Plastics Group, Inc.* (Packaging & Containers)	372	9,679
BGC Partners, Inc. - Class A (Diversified Financial Services)	775	6,572
Bill Barrett Corp.* (Oil & Gas)	217	3,298
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	341	3,997
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	217	3,776
Bio-Path Holdings, Inc.* (Pharmaceuticals)	527	1,539
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	124	3,725
BioScrip, Inc.* (Pharmaceuticals)	341	2,203
Biotelemetry, Inc.* (Healthcare - Products)	186	1,561
Biotime, Inc.* (Biotechnology)	434	1,471
BJ’s Restaurants, Inc.* (Retail)	124	5,458
Black Diamond, Inc.* (Leisure Time)	155	1,203
Black Hills Corp. (Electric)	186	10,180
Blackbaud, Inc. (Software)	186	8,277
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	217	7,500
Bloomin Brands, Inc.* (Retail)	341	6,448
Blount International, Inc.* (Miscellaneous Manufacturing)	248	3,797
Blucora, Inc.* (Internet)	217	3,678
Bob Evans Farms, Inc. (Retail)	124	6,057
Boingo Wireless, Inc.* (Internet)	186	1,304
Boise Cascade Co.* (Building Materials)	186	6,707
Bonanza Creek Energy, Inc.* (Oil & Gas)	155	7,012
Boston Private Financial Holdings, Inc. (Banks)	372	4,892

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Bottomline Technologies, Inc.* (Software)	186	$4,667
Boulder Brands, Inc.* (Food)	279	2,478
Boyd Gaming Corp.* (Lodging)	372	4,296
BPZ Resources, Inc.* (Oil & Gas)	682	846
Brady Corp. - Class A (Electronics)	217	5,173
Briggs & Stratton Corp. (Machinery-Diversified)	217	4,386
Bright Horizons Family Solutions, Inc.* (Commercial Services)	124	5,525
Brightcove, Inc.* (Internet)	186	1,192
Bristow Group, Inc. (Transportation)	155	11,455
BroadSoft, Inc.* (Internet)	155	3,550
Brookline Bancorp, Inc. (Savings & Loans)	341	3,270
Brooks Automation, Inc. (Semiconductors)	341	4,205
Brown Shoe Co., Inc. (Retail)	186	4,946
Brunswick Corp. (Leisure Time)	372	17,409
Builders FirstSource, Inc.* (Building Materials)	279	1,654
Burlington Stores, Inc.* (Retail)	124	5,201
C&J Energy Services, Inc.* (Oil & Gas Services)	186	3,592
Cabot Microelectronics Corp.* (Semiconductors)	124	5,981
CACI International, Inc.* - Class A (Computers)	93	7,653
Caesars Acquisition Co.* - Class A (Investment Companies)	248	2,589
Caesars Entertainment Corp.* (Lodging)	248	3,023
Calamp Corp.* (Telecommunications)	186	3,586
Calgon Carbon Corp.* (Environmental Control)	248	5,215
California Water Service Group (Water)	217	5,649
Calix, Inc.* (Telecommunications)	248	2,681
Callaway Golf Co. (Leisure Time)	403	3,160
Callidus Software, Inc.* (Software)	248	3,494
Callon Petroleum Co.* (Oil & Gas)	217	1,424
Cambrex Corp.* (Biotechnology)	155	3,267
Campus Crest Communities, Inc. (REIT)	341	2,162
Cantel Medical Corp. (Healthcare - Products)	155	6,572
Capital Bank Financial Corp.* - Class A (Banks)	124	3,210
Capital Senior Living Corp.* (Healthcare - Services)	155	3,488
Capitol Federal Financial, Inc. (Savings & Loans)	620	7,942
Capstead Mortgage Corp. (REIT)	434	5,516
Capstone Turbine Corp.* (Electrical Components & Equipment)	1,736	1,736
Cardinal Financial Corp. (Banks)	155	2,976
Cardiovascular System, Inc.* (Healthcare - Products)	124	3,844
Cardtronics, Inc.* (Commercial Services)	186	7,141
Career Education Corp.* (Commercial Services)	403	2,337
CareTrust REIT, Inc.* (REIT)	124	1,926
Carmike Cinemas, Inc.* (Entertainment)	124	3,974
Carrizo Oil & Gas, Inc.* (Oil & Gas)	186	9,661
Carrols Restaurant Group, Inc.* (Retail)	248	1,912
Cascade Bancorp* (Banks)	248	1,267
Casella Waste System, Inc.* - Class A (Environmental Control)	279	1,256
Casey’s General Stores, Inc. (Retail)	155	12,690
Cash America International, Inc. (Retail)	124	6,095
Cathay Bancorp, Inc. (Banks)	341	9,006
Cavium, Inc.* (Semiconductors)	217	11,135
CBIZ, Inc.* (Commercial Services)	248	2,289
Ceco Environmental Corp. (Environmental Control)	124	1,776
Cedar Realty Trust, Inc. (REIT)	434	2,986
Celadon Group, Inc. (Transportation)	124	2,413
Celldex Therapeutics, Inc.* (Biotechnology)	403	6,750
Cempra, Inc.* (Pharmaceuticals)	155	2,108
Centerstate Banks, Inc. (Banks)	217	2,526
Central European Media Enterprises, Ltd.* - Class A (Media)	527	1,281
Central Garden & Pet Co.* - Class A (Household Products/Wares)	248	2,130
Century Aluminum Co.* (Mining)	248	7,261
Cenveo, Inc.* (Commercial Services)	403	919
Cepheid, Inc.* (Healthcare - Products)	279	14,790
Cerus Corp.* (Healthcare - Products)	465	1,934
CEVA, Inc.* (Semiconductors)	124	2,021
Chambers Street Properties (REIT)	1,023	8,399
Channeladvisor Corp.* (Internet)	93	1,292
Chart Industries, Inc.* (Machinery-Diversified)	124	5,772
Charter Financial Corp. (Savings & Loans)	155	1,758
Chatham Lodging Trust (REIT)	124	3,177
Checkpoint Systems, Inc.* (Electronics)	217	2,877
Chegg, Inc.* (Internet)	372	2,474
Chemical Financial Corp. (Banks)	155	4,616
Chemocentryx, Inc.* (Pharmaceuticals)	248	1,394
Chemtura Corp.* (Chemicals)	403	9,386
Chesapeake Lodging Trust (REIT)	217	7,170
Chimerix, Inc.* (Pharmaceuticals)	124	3,849
Chiquita Brands International, Inc.* (Food)	248	3,579
Christopher & Banks Corp.* (Retail)	217	1,417
CIBER, Inc.* (Computers)	465	1,521
Ciena Corp.* (Telecommunications)	434	7,274
Cincinnati Bell, Inc.* (Telecommunications)	992	3,641
Cinedigm Corp.* - Class A (Internet)	558	865
Cirrus Logic, Inc.* (Semiconductors)	279	5,385
Citizens, Inc.* (Insurance)	279	2,034
Civeo Corp. (Commercial Services)	403	4,913
Clarcor, Inc. (Miscellaneous Manufacturing)	217	14,531
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	341	2,493
Clearwater Paper Corp.* (Forest Products & Paper)	93	5,985
Cleco Corp. (Electric)	248	13,331
Clifton Bancorp, Inc. (Savings & Loans)	155	2,018
Cloud Peak Energy, Inc.* (Coal)	279	3,340

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Clovis Oncology, Inc.* (Pharmaceuticals)	124	$7,398
ClubCorp Holdings, Inc. (Leisure Time)	124	2,363
CNO Financial Group, Inc. (Insurance)	899	16,299
CoBiz Financial, Inc. (Banks)	217	2,608
Coeur d’Alene Mines Corp.* (Mining)	496	1,835
Cogent Communications Group, Inc. (Internet)	217	7,365
Cognex Corp.* (Machinery-Diversified)	341	13,490
Coherent, Inc.* (Electronics)	93	6,059
Cohu, Inc. (Semiconductors)	155	1,581
Colony Financial, Inc. (REIT)	403	8,979
Columbia Banking System, Inc. (Banks)	217	6,028
Comfort Systems USA, Inc. (Building Materials)	186	2,857
Commercial Metals Co. (Iron/Steel)	496	8,576
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	186	1,218
Community Bank System, Inc. (Banks)	186	7,096
CommVault Systems, Inc.* (Software)	186	8,247
Compuware Corp. (Software)	930	9,440
comScore, Inc.* (Internet)	155	6,531
Comstock Resources, Inc. (Oil & Gas)	217	2,569
Comverse, Inc.* (Telecommunications)	124	2,703
CONMED Corp. (Healthcare - Products)	124	5,207
Conn’s, Inc.* (Retail)	124	3,858
Consolidated Communications Holdings, Inc. (Telecommunications)	186	4,817
Constant Contact, Inc.* (Internet)	155	5,481
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	186	1,313
Convergys Corp. (Commercial Services)	434	8,754
Conversant, Inc.* (Internet)	279	9,834
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	279	8,987
Corcept Therapeutics, Inc.* (Pharmaceuticals)	465	1,511
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	93	5,397
Corenergy Infrastructure Trust (REIT)	217	1,630
CoreSite Realty Corp. (REIT)	93	3,443
Cornerstone OnDemand, Inc.* (Software)	217	7,871
Cousins Properties, Inc. (REIT)	837	10,889
Covisint Corp.* (Electrical Components & Equipment)	67	194
Cowen Group, Inc.* - Class A (Diversified Financial Services)	620	2,505
Crawford & Co. (Insurance)	186	1,893
Cray, Inc.* (Computers)	186	6,447
Crocs, Inc.* (Apparel)	403	4,707
Cross Country Healthcare, Inc.* (Commercial Services)	217	2,098
Crown Media Holdings, Inc.* (Media)	341	1,190
CryoLife, Inc. (Healthcare - Products)	186	1,908
CSG Systems International, Inc. (Software)	155	4,109
CTI BioPharma Corp.* (Biotechnology)	775	1,891
CTS Corp. (Electronics)	155	2,852
CubeSmart (REIT)	589	12,398
Cubic Corp. (Aerospace/Defense)	93	4,486
CUI Global, Inc.* (Electronics)	155	1,268
Cumulus Media, Inc.* - Class A (Media)	651	2,513
Curtiss-Wright Corp. (Aerospace/Defense)	186	12,873
Customers Bancorp, Inc.* (Banks)	124	2,368
CVB Financial Corp. (Banks)	465	7,337
Cyan, Inc.* (Telecommunications)	279	879
Cyberonics, Inc.* (Healthcare - Products)	124	6,510
Cynosure, Inc.* - Class A (Healthcare - Products)	124	3,136
Cypress Semiconductor Corp. (Semiconductors)	682	6,759
CYS Investments, Inc. (REIT)	713	6,367
Cytokinetics, Inc.* (Biotechnology)	279	1,024
Cytori Therapeutics, Inc.* (Pharmaceuticals)	558	290
CytRx Corp.* (Biotechnology)	372	1,064
Daktronics, Inc. (Home Furnishings)	217	2,888
Dana Holding Corp. (Auto Parts & Equipment)	651	13,319
Darling International, Inc.* (Environmental Control)	682	12,003
DCT Industrial Trust, Inc. (REIT)	1,364	11,689
DealerTrack Holdings, Inc.* (Software)	217	10,210
Dean Foods Co. (Food)	403	5,928
del Frisco’s Restaurant Group* (Retail)	124	2,879
Delek US Holdings, Inc. (Oil & Gas)	248	8,405
Deluxe Corp. (Commercial Services)	217	13,193
Demand Media, Inc.* (Internet)	62	436
Demandware, Inc.* (Software)	124	7,434
Dendreon Corp.* (Biotechnology)	930	911
Denny’s Corp.* (Retail)	434	3,741
DepoMed, Inc.* (Pharmaceuticals)	279	4,297
Derma Sciences, Inc.* (Pharmaceuticals)	155	1,411
Destination XL Group, Inc.* (Retail)	279	1,462
Dexcom, Inc.* (Healthcare - Products)	310	13,935
DHT Holdings, Inc. (Transportation)	372	2,478
Diamond Foods, Inc.* (Food)	124	3,739
Diamond Resorts International, Inc.* (Leisure Time)	155	4,024
Diamondback Energy, Inc.* (Oil & Gas)	155	10,607
DiamondRock Hospitality Co. (REIT)	806	11,566
Dice Holdings, Inc.* (Internet)	248	2,473
Digi International, Inc.* (Software)	186	1,540
Digital River, Inc.* (Software)	186	4,756
DigitalGlobe, Inc.* (Telecommunications)	310	8,863
Dime Community Bancshares, Inc. (Savings & Loans)	186	2,930
Diodes, Inc.* (Semiconductors)	155	4,004
Dorman Products, Inc.* (Auto Parts & Equipment)	124	5,749
Dot Hill Systems Corp.* (Computers)	403	1,592
Douglas Dynamics, Inc. (Auto Parts & Equipment)	124	2,571
Drew Industries, Inc. (Building Materials)	93	4,470

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
DSP Group, Inc.* (Semiconductors)	155	$1,502
DuPont Fabros Technology, Inc. (REIT)	279	8,641
Dyax Corp.* (Pharmaceuticals)	620	7,669
Dycom Industries, Inc.* (Engineering & Construction)	155	4,865
Dynavax Technologies Corp.* (Biotechnology)	1,488	2,440
Dynegy, Inc.* (Electric)	403	12,292
Dynex Capital, Inc. (REIT)	310	2,610
E.W. Scripps Co.* - Class A (Media)	155	2,976
E2open, Inc.* (Software)	124	724
Eagle Bancorp, Inc.* (Banks)	124	4,455
EarthLink Holdings Corp. (Telecommunications)	589	2,109
EastGroup Properties, Inc. (REIT)	124	8,539
Ebix, Inc. (Software)	155	2,286
Echo Global Logistics, Inc.* (Transportation)	124	3,240
Education Management Corp.* (Commercial Services)	496	295
Education Realty Trust, Inc. (REIT)	527	5,934
El Paso Electric Co. (Electric)	186	7,038
Electro Scientific Industries, Inc. (Electronics)	186	1,321
Electronics for Imaging, Inc.* (Computers)	186	8,504
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	124	2,034
Ellie Mae, Inc.* (Diversified Financial Services)	124	4,759
EMCOR Group, Inc. (Engineering & Construction)	279	12,311
Emerald Oil, Inc.* (Oil & Gas)	310	986
Emergent Biosolutions, Inc.* (Biotechnology)	155	3,506
Empire District Electric Co. (Electric)	186	5,290
Empire State Realty Trust, Inc. - Class A (REIT)	403	6,432
Employers Holdings, Inc. (Insurance)	155	3,160
Emulex Corp.* (Semiconductors)	434	2,456
Encore Capital Group, Inc.* (Diversified Financial Services)	124	5,643
Encore Wire Corp. (Electrical Components & Equipment)	93	3,528
Endocyte, Inc.* (Biotechnology)	248	1,484
Endologix, Inc.* (Healthcare - Products)	310	3,534
Endurance International Group Holdings, Inc.* (Internet)	155	2,576
Energy Recovery, Inc.* (Environmental Control)	279	1,278
Energy XXI (Bermuda), Ltd. (Oil & Gas)	403	3,099
EnerNOC, Inc.* (Electric)	155	2,289
EnerSys (Electrical Components & Equipment)	186	11,681
Ennis, Inc. (Commercial Services)	155	2,299
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	93	6,001
Entegris, Inc.* (Semiconductors)	589	7,999
Entercom Communications Corp.* - Class A (Media)	155	1,593
Entravision Communications Corp. - Class A (Media)	341	1,760
Entropic Communications, Inc.* (Semiconductors)	558	1,395
Envestnet, Inc.* (Software)	155	6,885
Enzo Biochem, Inc.* (Biotechnology)	279	1,456
EPAM Systems, Inc.* (Computers)	155	7,400
EPIQ Systems, Inc. (Software)	186	2,983
EPR Properties (REIT)	217	12,174
Equity One, Inc. (REIT)	279	6,696
Era Group, Inc.* (Transportation)	93	2,175
ESCO Technologies, Inc. (Electronics)	124	4,714
Essent Group, Ltd.* (Insurance)	186	4,527
Esterline Technologies Corp.* (Aerospace/Defense)	124	14,522
Ethan Allen Interiors, Inc. (Home Furnishings)	124	3,509
Euronet Worldwide, Inc.* (Commercial Services)	217	11,646
EverBank Financial Corp. (Savings & Loans)	403	7,717
Evercore Partners, Inc. - Class A (Diversified Financial Services)	155	8,024
EVERTEC, Inc. (Commercial Services)	279	6,333
Exact Sciences Corp.* (Biotechnology)	372	8,954
ExamWorks Group, Inc.* (Commercial Services)	155	6,011
Exar Corp.* (Semiconductors)	217	2,072
Excel Trust, Inc. (REIT)	248	3,224
EXCO Resources, Inc. (Oil & Gas)	713	2,175
Exelixis, Inc.* (Biotechnology)	961	1,634
ExlService Holdings, Inc.* (Commercial Services)	155	4,338
Express, Inc.* (Retail)	372	5,569
Exterran Holdings, Inc. (Oil & Gas Services)	248	9,754
Extreme Networks, Inc.* (Telecommunications)	527	1,892
EZCORP, Inc.* - Class A (Retail)	248	2,797
F.N.B. Corp. (Banks)	713	9,119
Fabrinet* (Miscellaneous Manufacturing)	186	3,387
Fair Isaac Corp. (Software)	155	9,657
Fairchild Semiconductor International, Inc.* (Semiconductors)	527	8,089
Fairpoint Communications, Inc.* (Telecommunications)	124	2,058
Federal Signal Corp. (Miscellaneous Manufacturing)	279	3,962
Federal-Mogul Corp.* (Auto Parts & Equipment)	155	2,420
FEI Co. (Electronics)	186	15,676
FelCor Lodging Trust, Inc. (REIT)	558	5,987
Female Health Co. (Healthcare - Products)	217	992
Ferro Corp.* (Chemicals)	341	4,474
Fiesta Restaurant Group, Inc.* (Retail)	124	6,839

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Financial Engines, Inc. (Diversified Financial Services)	217	$8,652
Finisar Corp.* (Telecommunications)	403	6,738
First American Financial Corp. (Insurance)	434	13,159
First Bancorp* (Banks)	527	2,746
First Busey Corp. (Banks)	403	2,519
First Cash Financial Services, Inc.* (Retail)	124	7,326
First Commonwealth Financial Corp. (Banks)	434	4,058
First Financial Bancorp (Banks)	279	4,894
First Financial Bankshares, Inc. (Banks)	279	8,867
First Industrial Realty Trust, Inc. (REIT)	465	9,081
First Merchants Corp. (Banks)	186	4,213
First Midwest Bancorp, Inc. (Banks)	341	5,725
First Potomac Realty Trust (REIT)	279	3,488
FirstMerit Corp. (Banks)	682	12,515
Five Below, Inc.* (Retail)	217	8,651
Five Star Quality Care, Inc.* (Healthcare - Services)	310	1,280
Flagstar BanCorp, Inc.* (Savings & Loans)	124	1,949
Fleetmatics Group PLC* (Computers)	155	5,757
Flotek Industries, Inc.* (Oil & Gas Services)	217	4,809
Fluidigm Corp.* (Electronics)	124	3,596
Flushing Financial Corp. (Savings & Loans)	155	3,122
Forest Oil Corp.* (Oil & Gas)	775	628
Forestar Group, Inc.* (Real Estate)	186	3,246
FormFactor, Inc.* (Semiconductors)	310	2,471
Forum Energy Technologies, Inc.* (Oil & Gas Services)	248	6,770
Forward Air Corp. (Transportation)	124	5,936
Francesca’s Holdings Corp.* (Retail)	217	2,584
Franklin Electric Co., Inc. (Hand/Machine Tools)	217	8,103
Franklin Street Properties Corp. (REIT)	403	4,832
Fred’s, Inc. - Class A (Retail)	186	2,920
Fresh Del Monte Produce, Inc. (Food)	155	4,977
Frontline, Ltd.* (Transportation)	496	699
FTI Consulting, Inc.* (Commercial Services)	186	7,511
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	1,147	2,317
Fuller (H.B.) Co. (Chemicals)	217	9,107
Furmanite Corp.* (Metal Fabricate/Hardware)	217	1,623
FutureFuel Corp. (Energy-Alternate Sources)	124	1,652
FX Energy, Inc.* (Oil & Gas)	403	1,209
FXCM, Inc. (Diversified Financial Services)	217	3,572
Gain Capital Holdings, Inc. (Diversified Financial Services)	186	1,592
Galena Biopharma, Inc.* (Biotechnology)	682	1,398
GasLog, Ltd. (Transportation)	186	3,873
Gastar Exploration, Inc.* (Oil & Gas)	310	1,240
GenCorp, Inc.* (Aerospace/Defense)	279	4,732
Generac Holdings, Inc.* (Electrical Components & Equipment)	279	12,650
General Cable Corp. (Electrical Components & Equipment)	217	3,075
General Communication, Inc.* - Class A (Telecommunications)	217	2,545
Genesco, Inc.* (Retail)	93	7,132
GenMark Diagnostics, Inc.* (Healthcare - Products)	217	2,474
Gentherm, Inc.* (Auto Parts & Equipment)	155	6,464
Gentiva Health Services, Inc.* (Healthcare - Services)	155	3,054
Getty Realty Corp. (REIT)	124	2,308
GFI Group, Inc. (Diversified Financial Services)	527	2,899
Gibraltar Industries, Inc.* (Building Materials)	155	2,364
Gigamon, Inc.* (Telecommunications)	124	1,853
Glacier Bancorp, Inc. (Banks)	310	8,894
Glatfelter (Forest Products & Paper)	186	4,693
Glimcher Realty Trust (REIT)	620	8,513
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	124	1,736
Global Cash Access Holdings, Inc.* (Commercial Services)	341	2,486
Global Eagle Entertainment, Inc.* (Internet)	217	2,654
Globalstar, Inc.* (Telecommunications)	1,240	2,939
Globe Specialty Metals, Inc. (Mining)	279	5,247
Globus Med, Inc.* - Class A (Healthcare - Products)	279	6,185
Glu Mobile, Inc.* (Software)	496	1,920
Gogo, Inc.* (Telecommunications)	248	4,119
Gold Resource Corp. (Mining)	279	1,085
Goodrich Petroleum Corp.* (Oil & Gas)	155	1,277
Government Properties Income Trust (REIT)	248	5,659
GrafTech International, Ltd.* (Electrical Components & Equipment)	527	2,261
Gramercy Property Trust, Inc. (REIT)	589	3,681
Grand Canyon Education, Inc.* (Commercial Services)	186	8,909
Granite Construction, Inc. (Engineering & Construction)	186	6,865
Graphic Packaging Holding Co.* (Packaging & Containers)	1,333	16,169
Gray Television, Inc.* (Media)	248	2,292
Great Lakes Dredge & Dock Co.* (Commercial Services)	341	2,384
Greatbatch, Inc.* (Healthcare - Products)	124	6,224
Green Dot Corp.* - Class A (Commercial Services)	155	3,705
Green Plains Renewable Energy (Energy-Alternate Sources)	155	5,301
Greenhill & Co., Inc. (Diversified Financial Services)	124	5,580
Greenlight Capital Re, Ltd.* - Class A (Insurance)	124	4,024
Griffon Corp. (Building Materials)	217	2,667
Group 1 Automotive, Inc. (Retail)	93	7,945
GSI Group, Inc.* (Electronics)	186	2,390

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
GUESS?, Inc. (Retail)	279		$6,185
Guidewire Software, Inc.* (Software)	279		13,934
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	124		3,740
H&E Equipment Services, Inc. (Commercial Services)	155		5,795
Hackett Group, Inc. (Commercial Services)	217		1,521
Haemonetics Corp.* (Healthcare - Products)	217		8,185
Halcon Resources Corp.* (Oil & Gas)	1,116		3,471
Halozyme Therapeutics, Inc.* (Biotechnology)	465		4,473
Hampton Roads Bankshares, Inc.* (Banks)	558		971
Hancock Holding Co. (Banks)	341		12,000
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	155		3,709
Hanmi Financial Corp. (Banks)	155		3,325
Hannon Armstrong Sustainable I (Diversified Financial Services)	124		1,734
Harbinger Group, Inc.* (Holding Companies - Diversified)	372		4,888
Harmonic, Inc.* (Telecommunications)	465		3,102
Harsco Corp. (Miscellaneous Manufacturing)	341		7,393
Harte-Hanks, Inc. (Advertising)	279		1,816
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	—	†	2
Harvest Natural Resources, Inc.* (Oil & Gas)	310		1,153
Hatteras Financial Corp. (REIT)	403		7,673
Haverty Furniture Cos., Inc. (Retail)	93		2,047
Hawaiian Holdings, Inc.* (Airlines)	217		3,763
Headwaters, Inc.* (Building Materials)	341		4,331
Healthcare Realty Trust, Inc. (REIT)	403		10,667
Healthcare Services Group, Inc. (Commercial Services)	310		9,231
HealthSouth Corp. (Healthcare - Services)	372		15,002
HealthStream, Inc.* (Internet)	124		3,839
Healthways, Inc.* (Healthcare - Services)	155		2,403
Heartland Express, Inc. (Transportation)	248		6,235
Heartland Payment Systems, Inc. (Commercial Services)	155		8,006
Hecla Mining Co. (Mining)	1,550		3,379
HEICO Corp. (Aerospace/Defense)	279		15,134
Helen of Troy, Ltd.* (Household Products/Wares)	124		7,669
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	434		11,561
Hercules Offshore, Inc.* (Oil & Gas)	806		1,330
Heritage Commerce Corp. (Banks)	155		1,349
Heritage Financial Corp. (Banks)	155		2,720
Heritage Oaks Bancorp (Banks)	186		1,464
Herman Miller, Inc. (Office Furnishings)	248		7,936
Hersha Hospitality Trust (REIT)	899		6,554
HFF, Inc. - Class A (Real Estate)	155		4,879
Hibbett Sports, Inc.* (Retail)	124		5,628
Higher One Holdings, Inc.* (Diversified Financial Services)	341		876
Highwoods Properties, Inc. (REIT)	372		15,948
Hill International, Inc.* (Commercial Services)	217		842
Hillenbrand, Inc. (Miscellaneous Manufacturing)	279		9,288
Hilltop Holdings, Inc.* (Insurance)	310		6,829
HMS Holdings Corp.* (Commercial Services)	372		8,642
HNI Corp. (Office Furnishings)	186		8,677
Home Bancshares, Inc. (Banks)	217		6,927
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	310		5,955
HomeTrust Bancshares, Inc.* (Savings & Loans)	124		1,916
Horace Mann Educators Corp. (Insurance)	186		5,656
Horizon Pharma PLC* (Pharmaceuticals)	310		4,011
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	155		4,752
Horsehead Holding Corp.* (Mining)	527		8,280
Houghton Mifflin Harcourt Co.* (Media)	465		9,305
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	589		2,215
HSN, Inc. (Retail)	155		10,241
Hub Group, Inc.* - Class A (Transportation)	155		5,625
Hudson Pacific Properties, Inc. (REIT)	248		6,773
Huron Consulting Group, Inc.* (Commercial Services)	93		6,474
IBERIABANK Corp. (Banks)	124		8,539
Iconix Brand Group, Inc.* (Apparel)	186		7,442
IDACORP, Inc. (Electric)	217		13,720
Idera Pharmaceuticals, Inc.* (Biotechnology)	465		1,186
iGATE Corp.* (Computers)	155		5,743
IGI Laboratories, Inc.* (Pharmaceuticals)	248		2,433
II-VI, Inc.* (Electronics)	248		3,346
Immersion Corp.* (Computers)	186		1,566
ImmunoGen, Inc.* (Biotechnology)	403		3,732
Immunomedics, Inc.* (Biotechnology)	527		2,082
Impax Laboratories, Inc.* (Pharmaceuticals)	310		8,980
Imperva, Inc.* (Software)	124		5,080
Incontact, Inc.* (Software)	310		2,759
Independent Bank Corp. (Banks)	124		5,059
Independent Bank Corp./Mi (Banks)	155		1,871
Infinera Corp.* (Telecommunications)	558		8,108
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	248		3,378
Infoblox, Inc.* (Software)	279		4,503
Information Services Group, Inc.* (Commercial Services)	279		1,180
Inland Real Estate Corp. (REIT)	403		4,276
InnerWorkings, Inc.* (Software)	217		1,970
Innophos Holdings, Inc. (Chemicals)	93		5,301
Innospec, Inc. (Chemicals)	124		5,006

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Inovio Pharmaceuticals, Inc.* (Biotechnology)	310	$3,522
Inphi Corp.* (Semiconductors)	155	2,399
Insight Enterprises, Inc.* (Computers)	186	4,232
Insmed, Inc.* (Biotechnology)	186	2,639
Insperity, Inc. (Commercial Services)	124	3,913
Insulet Corp.* (Healthcare - Products)	248	10,706
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	124	6,338
Integrated Device Technology, Inc.* (Semiconductors)	558	9,157
Integrated Silicon Solution, Inc. (Semiconductors)	155	2,105
Inteliquent, Inc. (Telecommunications)	186	3,130
Intelsat S.A.* (Telecommunications)	155	3,016
InterDigital, Inc. (Telecommunications)	186	9,194
Interface, Inc. (Office Furnishings)	310	4,969
Internap Network Services Corp.* (Internet)	310	2,483
International Bancshares Corp. (Banks)	248	7,036
International Rectifier Corp.* (Semiconductors)	310	12,329
International Speedway Corp. - Class A (Entertainment)	124	3,885
Intersil Corp. - Class A (Semiconductors)	558	7,416
Interval Leisure Group, Inc. (Leisure Time)	186	3,913
Intevac, Inc.* (Machinery-Diversified)	186	1,376
Intralinks Holdings, Inc.* (Internet)	248	2,143
Intrepid Potash, Inc.* (Chemicals)	248	3,336
Intrexon Corp.* (Biotechnology)	155	3,460
Invacare Corp. (Healthcare - Products)	155	2,435
InvenSense, Inc.* (Electronics)	310	5,025
Invesco Mortgage Capital, Inc. (REIT)	527	8,717
Investment Technology Group, Inc.* (Diversified Financial Services)	186	3,335
Investors Bancorp, Inc. (Savings & Loans)	1,457	15,662
Investors Real Estate Trust (REIT)	496	4,166
ION Geophysical Corp.* (Oil & Gas Services)	682	1,910
Iridium Communications, Inc.* (Telecommunications)	403	3,829
iRobot Corp.* (Home Furnishings)	124	4,429
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	496	6,954
Isis Pharmaceuticals, Inc.* (Biotechnology)	465	21,417
Isle of Capri Casinos, Inc.* (Entertainment)	186	1,382
iStar Financial, Inc.* (REIT)	372	5,279
Itron, Inc.* (Electronics)	155	6,034
ITT Educational Services, Inc.* (Commercial Services)	124	1,254
Ixia* (Telecommunications)	279	2,687
IXYS Corp. (Semiconductors)	155	1,809
j2 Global, Inc. (Computers)	186	10,060
Jack in the Box, Inc. (Retail)	155	11,011
Janus Capital Group, Inc. (Diversified Financial Services)	651	9,758
JetBlue Airways Corp.* (Airlines)	1,023	11,805
Jive Software, Inc.* (Software)	248	1,515
John Bean Technologies Corp. (Miscellaneous Manufacturing)	124	3,716
Journal Communications, Inc.* - Class A (Media)	248	2,433
K12, Inc.* (Commercial Services)	155	1,922
Kaman Corp. - Class A (Aerospace/Defense)	124	5,339
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	341	10,489
KB Home (Home Builders)	372	5,855
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	279	2,974
Kelly Services, Inc. - Class A (Commercial Services)	155	2,733
KEMET Corp.* (Electronics)	310	1,488
Kemper Corp. (Insurance)	186	6,854
Kennedy-Wilson Holdings, Inc. (Real Estate)	310	8,398
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	403	6,791
Key Energy Services, Inc.* (Oil & Gas Services)	589	1,791
Kforce, Inc. (Commercial Services)	124	2,871
Kimball International, Inc. - Class B (Home Furnishings)	186	3,344
Kindred Healthcare, Inc. (Healthcare - Services)	248	5,394
Kite Realty Group Trust (REIT)	155	4,013
Knight Transportation, Inc. (Transportation)	248	7,257
Knightsbridge Tankers, Ltd. (Transportation)	186	1,633
Knoll, Inc. (Office Furnishings)	217	4,316
Kodiak Oil & Gas Corp.* (Oil & Gas)	1,085	11,706
Kofax, Ltd.* (Software)	372	2,362
Kopin Corp.* (Semiconductors)	496	1,885
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	93	3,671
Korn/Ferry International* (Commercial Services)	217	6,061
Kraton Performance Polymers, Inc.* (Chemicals)	155	2,773
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	279	1,945
Krispy Kreme Doughnuts, Inc.* (Retail)	310	5,865
Kronos Worldwide, Inc. (Chemicals)	124	1,667
La Quinta Holdings, Inc.* (Lodging)	217	4,429
Laclede Group, Inc. (Gas)	155	7,869
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	620	2,647
Lakeland Bancorp, Inc. (Banks)	217	2,385
Landec Corp.* (Chemicals)	155	1,951
Lannett Co., Inc.* (Pharmaceuticals)	124	7,033
LaSalle Hotel Properties (REIT)	434	17,017
Lattice Semiconductor Corp.* (Semiconductors)	558	3,744
La-Z-Boy, Inc. (Home Furnishings)	248	5,670

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	341	$1,814
Lee Enterprises, Inc.* (Media)	372	1,388
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	1,333	1,933
Lexington Realty Trust (REIT)	868	9,513
Libbey, Inc.* (Housewares)	124	3,565
Liberator Medical Holdings, Inc. (Pharmaceuticals)	310	893
Life Time Fitness, Inc.* (Leisure Time)	186	10,373
LifeLock, Inc.* (Commercial Services)	372	6,291
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	93	5,140
Limelight Networks, Inc.* (Internet)	465	1,135
Lionbridge Technologies, Inc.* (Internet)	372	1,797
Liquidity Services, Inc.* (Internet)	155	1,981
Lithia Motors, Inc. - Class A (Retail)	93	7,219
Littelfuse, Inc. (Electrical Components & Equipment)	93	9,071
LivePerson, Inc.* (Computers)	279	4,018
LogMeIn, Inc.* (Telecommunications)	124	5,958
Louisiana-Pacific Corp.* (Building Materials)	589	8,599
LSI Industries, Inc. (Building Materials)	186	1,332
LTC Properties, Inc. (REIT)	155	6,501
Lumber Liquidators Holdings, Inc.* (Retail)	124	6,667
Luminex Corp.* (Healthcare - Products)	186	3,534
M.D.C. Holdings, Inc. (Home Builders)	186	4,542
M/I Schottenstein Homes, Inc.* (Home Builders)	124	2,671
Macatawa Bank Corp. (Banks)	248	1,292
Mack-Cali Realty Corp. (REIT)	372	6,968
MacroGenics, Inc.* (Biotechnology)	124	2,640
Magellan Health Services, Inc.* (Healthcare - Services)	124	7,504
Magnum Hunter Resources Corp.* (Oil & Gas)	868	4,027
Maiden Holdings, Ltd. (Insurance)	248	2,964
Mainsource Financial Group, Inc. (Banks)	124	2,256
Manhattan Associates, Inc.* (Computers)	310	12,433
MannKind Corp.* (Pharmaceuticals)	961	5,776
ManTech International Corp. - Class A (Software)	124	3,492
Marchex, Inc. - Class B (Advertising)	186	712
Marin Software, Inc.* (Advertising)	155	1,387
MarineMax, Inc.* (Retail)	155	2,971
MarketAxess Holdings, Inc. (Diversified Financial Services)	155	10,021
Marketo, Inc.* (Internet)	124	4,001
Marriott Vacations Worldwide Corp. (Entertainment)	124	8,610
Marten Transport, Ltd. (Transportation)	124	2,433
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	279	1,208
Masimo Corp.* (Healthcare - Products)	217	5,477
Masonite International Corp.* (Building Materials)	124	6,703
MasTec, Inc.* (Engineering & Construction)	279	7,991
Matador Resources Co.* (Oil & Gas)	310	7,524
Materion Corp. (Mining)	93	3,669
Matrix Service Co.* (Oil & Gas Services)	124	3,107
Matson, Inc. (Transportation)	186	5,299
Matthews International Corp. - Class A (Commercial Services)	124	5,714
MAXIMUS, Inc. (Commercial Services)	279	13,521
Maxlinear, Inc.* - Class A (Semiconductors)	186	1,319
Maxwell Technologies, Inc.* (Computers)	155	1,807
MB Financial, Inc. (Banks)	248	7,824
McDermott International, Inc.* (Oil & Gas Services)	1,023	3,928
McGrath Rentcorp (Commercial Services)	124	4,530
MDC Partners, Inc. - Class A (Advertising)	186	3,850
Meadowbrook Insurance Group, Inc. (Insurance)	310	1,975
MedAssets, Inc.* (Software)	279	6,043
Media General, Inc.* - Class A (Media)	248	3,705
Medical Properties Trust, Inc. (REIT)	713	9,618
Medidata Solutions, Inc.* (Software)	217	9,789
Mentor Graphics Corp. (Computers)	403	8,539
Mercury Computer Systems, Inc.* (Computers)	186	2,600
Meredith Corp. (Media)	155	8,082
Merge Healthcare, Inc.* (Healthcare - Products)	589	1,620
Meridian Bioscience, Inc. (Healthcare - Products)	186	3,448
Merit Medical Systems, Inc.* (Healthcare - Products)	217	3,288
Meritage Homes Corp.* (Home Builders)	155	5,702
Meritor, Inc.* (Auto Parts & Equipment)	434	4,986
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	465	4,264
Methode Electronics, Inc. (Electronics)	155	6,104
MGE Energy, Inc. (Electric)	155	6,893
MGIC Investment Corp.* (Insurance)	1,395	12,443
Micrel, Inc. (Semiconductors)	248	3,011
Microsemi Corp.* (Semiconductors)	403	10,506
Midstates Pete Co., Inc.* (Oil & Gas)	248	737
Millennial Media, Inc.* (Advertising)	465	953
Miller Energy Resources, Inc.* (Oil & Gas)	248	863
MiMedx Group, Inc.* (Healthcare - Products)	465	4,734
Minerals Technologies, Inc. (Chemicals)	155	11,890
MKS Instruments, Inc. (Semiconductors)	217	7,899
Mobile Mini, Inc. (Storage/Warehousing)	186	8,152
Modine Manufacturing Co.* (Auto Parts & Equipment)	217	2,784
ModusLink Global Solutions, Inc.* (Internet)	341	1,194
Molina Healthcare, Inc.* (Healthcare - Services)	124	6,031
Molycorp, Inc.* (Mining)	992	1,369
Momenta Pharmaceuticals, Inc.* (Biotechnology)	248	2,706

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
MoneyGram International, Inc.* (Commercial Services)	155	$1,333
Monmouth Real Estate Investment Corp. - Class A (REIT)	279	3,125
Monolithic Power Systems, Inc. (Semiconductors)	155	6,849
Monotype Imaging Holdings, Inc. (Software)	186	5,321
Monro Muffler Brake, Inc. (Commercial Services)	124	6,627
Monster Worldwide, Inc.* (Commercial Services)	465	1,795
Montpelier Re Holdings, Ltd. (Insurance)	186	6,164
Moog, Inc.* - Class A (Aerospace/Defense)	186	14,236
Morgans Hotel Group Co.* (Lodging)	217	1,734
Move, Inc.* (Internet)	217	4,551
MSA Safety, Inc. (Machinery - Construction & Mining)	124	7,126
Mueller Industries, Inc. (Metal Fabricate/Hardware)	248	8,050
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	713	7,037
Multimedia Games Holding Co., Inc.* (Entertainment)	155	5,410
Myers Industries, Inc. (Miscellaneous Manufacturing)	155	2,316
MYR Group, Inc.* (Engineering & Construction)	124	3,217
Nanometrics, Inc.* (Semiconductors)	124	1,679
NanoViricides, Inc.* (Pharmaceuticals)	310	1,181
National Bank Holdings Corp. (Holding Companies - Diversified)	186	3,644
National CineMedia, Inc. (Entertainment)	279	4,436
National General Holdings Corp. (Insurance)	186	3,488
National Health Investors, Inc. (REIT)	155	10,216
National Penn Bancshares, Inc. (Banks)	527	5,423
Natus Medical, Inc.* (Healthcare - Products)	155	5,270
Nautilus, Inc.* (Leisure Time)	186	2,489
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	1,085	1,465
Navigant Consulting Co.* (Commercial Services)	248	3,817
Navios Maritime Acquisition Corp. (Transportation)	527	1,671
Navios Maritime Holdings, Inc. (Transportation)	372	2,191
NBT Bancorp, Inc. (Banks)	186	4,776
NCI Building Systems, Inc.* (Building Materials)	155	3,080
Nektar Therapeutics, Inc.* (Pharmaceuticals)	558	7,695
Nelnet, Inc. - Class A (Diversified Financial Services)	93	4,426
Neogen Corp.* (Pharmaceuticals)	155	6,805
NeoStem, Inc.* (Healthcare - Services)	186	954
NETGEAR, Inc.* (Telecommunications)	155	5,276
NetScout Systems, Inc.* (Computers)	155	5,713
Neuralstem, Inc.* (Biotechnology)	434	1,194
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	341	6,315
NeuStar, Inc.* - Class A (Telecommunications)	248	6,550
New Jersey Resources Corp. (Gas)	186	10,877
New Media Investment Group, Inc. (Internet)	155	2,954
New Residential Investment Corp. (Real Estate Investment Trusts (REITs))	589	7,292
New York & Co., Inc.* (Retail)	310	1,014
New York Mortgage Trust, Inc. (REIT)	434	3,390
New York REIT, Inc. (REIT)	744	8,348
NewBridge Bancorp* (Banks)	217	1,929
Newpark Resources, Inc.* (Oil & Gas Services)	403	4,606
Newport Corp.* (Electronics)	186	3,328
NewStar Financial, Inc.* (Diversified Financial Services)	155	2,120
Nexstar Broadcasting Group, Inc. - Class A (Media)	124	5,595
NIC, Inc. (Internet)	310	5,713
NMI Holdings, Inc.* - Class A (Insurance)	248	2,220
Noranda Aluminum Holding Corp. (Mining)	372	1,641
North Atlantic Drilling, Ltd. (Oil & Gas)	341	2,111
Northern Oil & Gas, Inc.* (Oil & Gas)	279	3,153
Northfield BanCorp, Inc. (Savings & Loans)	248	3,532
Northwest Bancshares, Inc. (Savings & Loans)	434	5,568
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	248	1,304
Northwest Natural Gas Co. (Gas)	124	5,819
NorthWestern Corp. (Electric)	155	8,190
Novavax, Inc.* (Biotechnology)	961	5,382
NPS Pharmaceuticals, Inc.* (Biotechnology)	434	11,892
NRG Yield, Inc. (Electric)	93	4,647
Nutrisystem, Inc. (Food)	155	2,610
NuVasive, Inc.* (Healthcare - Products)	186	7,607
NxStage Medical, Inc.* (Healthcare - Products)	279	4,230
Oclaro, Inc.* (Telecommunications)	682	1,071
Office Depot, Inc.* (Retail)	2,201	11,489
OFG Bancorp (Banks)	217	3,379
OHR Pharmaceutical, Inc.* (Pharmaceuticals)	155	1,124
Old National Bancorp (Banks)	465	6,766
Olin Corp. (Chemicals)	341	8,266
Olympic Steel, Inc. (Metal Fabricate/Hardware)	124	2,495
OM Group, Inc. (Chemicals)	155	4,035
Omega Protein Corp.* (Pharmaceuticals)	124	1,792
Omeros Corp.* (Biotechnology)	186	3,082
Omnicell, Inc.* (Software)	155	5,008
OmniVision Technologies, Inc.* (Semiconductors)	248	6,641

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Omnova Solutions, Inc.* (Chemicals)	248	$1,743
On Assignment, Inc.* (Commercial Services)	217	6,315
Oncothyreon, Inc.* (Biotechnology)	496	893
ONE Gas, Inc. (Gas)	217	8,235
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	124	1,975
Opko Health, Inc.* (Pharmaceuticals)	837	6,989
OraSure Technologies, Inc.* (Healthcare - Products)	310	2,775
Orbcomm, Inc.* (Telecommunications)	279	1,763
Orbital Sciences Corp.* (Aerospace/Defense)	248	6,522
Orbitz Worldwide, Inc.* (Internet)	279	2,307
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	558	2,265
Organovo Holdings, Inc.* (Biotechnology)	341	2,230
Orion Marine Group, Inc.* (Engineering & Construction)	186	2,039
Oritani Financial Corp. (Savings & Loans)	217	3,205
Otter Tail Corp. (Electric)	155	4,805
Outerwall, Inc.* (Diversified Financial Services)	93	5,884
Owens & Minor, Inc. (Distribution/Wholesale)	279	9,296
Pacific Biosciences of California, Inc.* (Biotechnology)	341	2,237
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	124	1,750
Pacific Sunwear of California, Inc.* (Retail)	496	754
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	155	14,387
Pain Therapeutics, Inc.* (Pharmaceuticals)	279	485
Papa John’s International, Inc. (Retail)	124	5,798
PAREXEL International Corp.* (Commercial Services)	248	13,469
Park Electrochemical Corp. (Electronics)	93	2,399
Park Sterling Corp. (Banks)	279	2,137
Parker Drilling Co.* (Oil & Gas)	589	2,615
Parkervision, Inc.* (Telecommunications)	837	1,096
Parkway Properties, Inc. (REIT)	310	6,216
Parsley Energy, Inc.* - Class A (Oil & Gas)	217	3,682
Pattern Energy Group, Inc. (Energy-Alternate Sources)	186	5,352
PDC Energy, Inc.* (Oil & Gas)	155	6,777
PDF Solutions, Inc.* (Software)	155	2,010
PDL BioPharma, Inc. (Biotechnology)	713	6,082
Pebblebrook Hotel Trust (REIT)	279	11,885
Pegasystems, Inc. (Software)	186	4,031
Pendrell Corp.* (Commercial Services)	1,085	1,812
Penn National Gaming, Inc.* (Entertainment)	372	4,869
Penn Virginia Corp.* (Oil & Gas)	310	2,657
Pennsylvania REIT (REIT)	310	6,643
PennyMac Mortgage Investment Trust (REIT)	310	6,693
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	1,085	1,736
Peregrine Semiconductor Corp.* (Semiconductors)	217	2,697
Perficient, Inc.* (Internet)	186	3,084
Performant FINL Corp.* (Commercial Services)	186	1,605
Pericom Semiconductor Corp.* (Semiconductors)	155	1,694
Pernix Therapeutics Holdings I* (Pharmaceuticals)	217	2,116
PetMed Express, Inc. (Retail)	124	1,638
PetroQuest Energy, Inc.* (Oil & Gas)	341	1,603
PGT, Inc.* (Building Materials)	279	2,624
PharMerica Corp.* (Pharmaceuticals)	155	4,447
PHH Corp.* (Commercial Services)	248	5,875
Photronics, Inc.* (Semiconductors)	310	2,787
Physicians Realty Trust (REIT)	186	2,853
PICO Holdings, Inc.* (Water)	124	2,740
Piedmont Natural Gas Co., Inc. (Gas)	310	11,784
Pier 1 Imports, Inc. (Retail)	403	5,199
Pike Electric Corp.* (Electric)	186	2,221
Pinnacle Entertainment, Inc.* (Entertainment)	248	6,356
Pinnacle Financial Partners, Inc. (Banks)	155	6,076
Pioneer Energy Services Corp.* (Oil & Gas Services)	279	2,561
Plantronics, Inc. (Telecommunications)	186	9,648
Platinum Underwriters Holdings, Ltd. (Insurance)	124	7,766
Plexus Corp.* (Electronics)	155	6,409
Plug Power, Inc.* (Energy-Alternate Sources)	806	3,796
Ply Gem Holdings, Inc.* (Building Materials)	155	1,759
PMC-Sierra, Inc.* (Semiconductors)	775	6,037
PNM Resources, Inc. (Electric)	341	9,838
Polycom, Inc.* (Telecommunications)	589	7,704
PolyOne Corp. (Chemicals)	372	13,769
Polypore International, Inc.* (Miscellaneous Manufacturing)	186	8,169
Pool Corp. (Distribution/Wholesale)	186	11,104
Popeyes Louisiana Kitchen, Inc.* (Retail)	93	4,311
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	217	13,725
Portland General Electric Co. (Electric)	310	11,287
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	155	4,418
Post Holdings, Inc.* (Food)	186	6,975
Potlatch Corp. (REIT)	186	8,182
Power Integrations, Inc. (Semiconductors)	124	6,245
PowerSecure International, Inc.* (Electrical Components & Equipment)	155	1,731
Pozen, Inc. (Pharmaceuticals)	186	1,687
Premiere Global Services, Inc.* (Telecommunications)	248	2,597
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	217	7,686

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PRGX Global, Inc.* (Commercial Services)	217	$1,148
Primerica, Inc. (Insurance)	217	11,099
Primoris Services Corp. (Pipelines)	186	5,342
PrivateBancorp, Inc. (Banks)	310	10,019
Procera Networks, Inc.* (Telecommunications)	155	1,161
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	434	2,096
Progress Software Corp.* (Software)	217	5,620
Proofpoint, Inc.* (Software)	155	6,826
PROS Holdings, Inc.* (Software)	124	3,470
Prosperity Bancshares, Inc. (Banks)	279	16,848
Prothena Corp. PLC* (Biotechnology)	124	2,719
Proto Labs, Inc.* (Miscellaneous Manufacturing)	93	6,079
Provident Financial Services, Inc. (Savings & Loans)	279	5,086
PTC Therapeutics, Inc.* (Biotechnology)	124	5,068
Puma Biotechnology, Inc.* (Biotechnology)	93	23,306
QLIK Technologies, Inc.* (Software)	372	10,546
QLogic Corp.* (Semiconductors)	403	4,759
Quad Graphics, Inc. (Commercial Services)	155	3,418
Quality Distribution, Inc.* (Transportation)	155	2,009
Quality Systems, Inc. (Software)	248	3,747
Qualys, Inc.* (Computers)	93	2,983
Quanex Building Products Corp. (Building Materials)	186	3,724
Quantum Corp.* (Computers)	1,457	1,865
Quicklogic Corp.* (Semiconductors)	372	1,071
Quicksilver Resources, Inc.* (Oil & Gas)	775	424
Quidel Corp.* (Healthcare - Products)	155	4,425
QuinStreet, Inc.* (Internet)	279	1,130
Radian Group, Inc. (Insurance)	775	13,059
Radio One, Inc.* - Class D (Media)	248	618
RadNet, Inc.* (Healthcare - Services)	217	2,018
RAIT Financial Trust (REIT)	403	2,954
Rally Software Development COR* (Software)	155	1,584
Rambus, Inc.* (Semiconductors)	496	5,679
Ramco-Gershenson Properties Trust (REIT)	310	5,419
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	310	2,979
Raven Industries, Inc. (Miscellaneous Manufacturing)	155	3,929
RBC Bearings, Inc. (Metal Fabricate/Hardware)	93	5,650
RealD, Inc.* (Computers)	217	2,456
RealNetworks, Inc.* (Internet)	186	1,283
RealPage, Inc.* (Software)	248	4,928
Redwood Trust, Inc. (REIT)	372	6,990
Regis Corp. (Retail)	217	3,685
Renasant Corp. (Banks)	155	4,673
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	186	1,959
Rent-A-Center, Inc. (Commercial Services)	217	6,720
Rentech, Inc.* (Chemicals)	1,178	1,873
Repligen Corp.* (Biotechnology)	155	3,909
Repros Therapeutics, Inc.* (Pharmaceuticals)	124	786
Republic Airways Holdings, Inc.* (Airlines)	248	3,105
Republic First Bancorp, Inc.* (Banks)	248	985
Resolute Energy Corp.* (Oil & Gas)	403	1,402
Resolute Forest Products, Inc.* (Forest Products & Paper)	310	5,754
Resource Capital Corp. (REIT)	620	3,280
Resources Connection, Inc. (Commercial Services)	217	3,357
Restoration Hardware Holdings, Inc.* (Retail)	124	9,959
Retail Opportunity Investments Corp. (REIT)	341	5,572
Retailmenot, Inc.* (Internet)	155	3,264
Retrophin, Inc.* (Biotechnology)	155	1,500
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	434	751
Rex Energy Corp.* (Oil & Gas)	217	1,701
Rexford Industrial Realty, Inc. (REIT)	155	2,395
Rexnord Corp.* (Metal Fabricate/Hardware)	310	9,161
RF Micro Devices, Inc.* (Telecommunications)	1,178	15,325
Rigel Pharmaceuticals, Inc.* (Biotechnology)	527	1,043
Rightside Group, Ltd.* (Internet)	62	587
RingCentral, Inc.* - Class A (Internet)	155	2,037
RLI Corp. (Insurance)	186	9,224
RLJ Lodging Trust (REIT)	527	16,979
Roadrunner Transportation Systems, Inc.* (Transportation)	124	2,556
Rockwell Medical, Inc.* (Healthcare - Products)	217	1,892
Rofin-Sinar Technologies, Inc.* (Electronics)	155	3,470
Rosetta Resources, Inc.* (Oil & Gas)	248	9,431
Rosetta Stone, Inc.* (Software)	155	1,483
Roundy’s, Inc. (Retail)	279	940
Rouse Properties, Inc. (REIT)	186	3,387
RPX Corp.* (Commercial Services)	248	3,484
RSP Permian, Inc.* (Oil & Gas)	93	2,276
RTI Biologics, Inc.* (Biotechnology)	403	2,051
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	155	3,650
Rubicon Technology, Inc.* (Semiconductors)	186	824
Ruby Tuesday, Inc.* (Retail)	341	2,619
Ruckus Wireless, Inc.* (Telecommunications)	310	4,024
Rudolph Technologies, Inc.* (Semiconductors)	217	1,905
Rush Enterprises, Inc.* - Class A (Retail)	155	5,906
Ruth’s Hospitality Group, Inc. (Retail)	186	2,264
Ryman Hospitality Properties, Inc. (REIT)	186	9,179
S&T Bancorp, Inc. (Banks)	155	4,276

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sabra Health Care REIT, Inc. (REIT)	217	$6,200
Safe Bulkers, Inc. (Transportation)	217	1,159
Safeguard Scientifics, Inc.* (Internet)	124	2,474
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	124	3,923
Saia, Inc.* (Transportation)	124	6,078
Sanchez Energy Corp.* (Oil & Gas)	186	3,175
Sanderson Farms, Inc. (Food)	93	7,810
Sandy Spring Bancorp, Inc. (Banks)	124	3,199
Sangamo Biosciences, Inc.* (Biotechnology)	310	3,763
Sanmina Corp.* (Electronics)	341	8,549
Sapiens International Corp. N.V.* (Software)	186	1,473
Sapient Corp.* (Internet)	496	8,590
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	186	3,008
ScanSource, Inc.* (Distribution/Wholesale)	124	4,734
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	124	2,920
Scholastic Corp. (Media)	124	4,316
Schulman (A.), Inc. (Chemicals)	124	4,391
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	124	5,339
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	341	2,605
Science Applications International Corp. (Computers)	186	9,097
Scientific Games Corp.* - Class A (Entertainment)	248	2,919
Sciquest, Inc.* (Software)	155	2,311
Scorpio Bulkers, Inc.* (Transportation)	620	3,032
Scorpio Tankers, Inc. (Transportation)	837	7,307
SeaChange International, Inc.* (Software)	217	1,467
SEACOR Holdings, Inc.* (Oil & Gas Services)	93	7,668
Select Comfort Corp.* (Home Furnishings)	248	6,371
Select Income REIT (REIT)	155	3,799
Select Medical Holdings Corp. (Healthcare - Services)	341	4,917
Selective Insurance Group, Inc. (Insurance)	248	6,403
SemGroup Corp. - Class A (Pipelines)	186	14,275
Semtech Corp.* (Semiconductors)	279	7,081
Senomyx, Inc.* (Food)	248	1,964
Sensient Technologies Corp. (Chemicals)	217	12,842
Sequenom, Inc.* (Biotechnology)	651	2,129
ServiceSource International, Inc.* (Commercial Services)	403	1,539
SFX Entertainment, Inc.* (Commercial Services)	279	1,434
Shenandoah Telecommunications Co. (Telecommunications)	124	3,669
Ship Finance International, Ltd. (Transportation)	279	4,796
ShoreTel, Inc.* (Telecommunications)	341	2,759
Shutterfly, Inc.* (Internet)	155	6,484
Silicon Graphics International Corp.* (Computers)	217	1,884
Silicon Image, Inc.* (Semiconductors)	434	2,326
Silicon Laboratories, Inc.* (Semiconductors)	186	8,480
Silver Bay Realty Trust Corp. (REIT)	186	3,149
Silver Spring Networks, Inc.* (Computers)	186	1,782
Simpson Manufacturing Co., Inc. (Building Materials)	186	6,153
Sinclair Broadcast Group, Inc. - Class A (Media)	279	8,105
Sizmek, Inc.* (Advertising)	155	888
Skechers U.S.A., Inc.* - Class A (Apparel)	155	8,486
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	186	1,289
SkyWest, Inc. (Airlines)	248	2,857
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	248	2,520
Snyders-Lance, Inc. (Food)	217	6,464
Solazyme, Inc.* (Energy-Alternate Sources)	341	2,615
Sonic Automotive, Inc. - Class A (Retail)	186	4,630
Sonic Corp.* (Retail)	248	6,252
Sonus Networks, Inc.* (Telecommunications)	1,147	3,980
Sotheby’s - Class A (Commercial Services)	248	9,836
South Jersey Industries, Inc. (Gas)	155	9,089
South State Corp. (Banks)	93	5,609
Southwest Gas Corp. (Gas)	186	10,805
Sovran Self Storage, Inc. (REIT)	124	10,551
Spansion, Inc.* - Class A (Computers)	279	5,742
Spartan Motors, Inc. (Auto Parts & Equipment)	279	1,588
SpartanNash Co. (Food)	186	4,168
Spectranetics Corp.* (Healthcare - Products)	186	5,909
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	341	2,585
Speed Commerce, Inc.* (Distribution/Wholesale)	403	1,197
Spok Holdings, Inc. (Telecommunications)	124	2,014
Springleaf Holdings, Inc.* (Diversified Financial Services)	124	4,640
SS&C Technologies Holdings, Inc.* (Software)	279	13,481
St. Joe Co.* (Real Estate)	279	5,343
Staar Surgical Co.* (Healthcare - Products)	186	1,780
STAG Industrial, Inc. (REIT)	217	5,295
Stage Stores, Inc. (Retail)	155	2,615
Standard Pacific Corp.* (Home Builders)	651	4,817
Starwood Waypoint Residential Trust (REIT)	186	4,869
State Bank Financial Corp. (Banks)	155	2,778
Steelcase, Inc. - Class A (Office Furnishings)	372	6,592
Stein Mart, Inc. (Retail)	155	2,074
STERIS Corp. (Healthcare - Products)	248	15,326
Sterling Bancorp (Savings & Loans)	372	5,230

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Steven Madden, Ltd.* (Apparel)	248	$7,775
Stewart Information Services Corp. (Insurance)	93	3,285
Stifel Financial Corp.* (Diversified Financial Services)	279	13,255
Stillwater Mining Co.* (Mining)	496	6,512
Stone Energy Corp.* (Oil & Gas)	248	6,076
Stoneridge, Inc.* (Electronics)	186	2,416
Strategic Hotels & Resorts, Inc.* (REIT)	1,023	13,146
Summit Hotel Properties, Inc. (REIT)	403	4,691
Sun Bancorp, Inc.* (Banks)	62	1,252
Sun Communities, Inc. (REIT)	186	10,782
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	93	3,702
SunCoke Energy, Inc.* (Coal)	310	7,409
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	310	527
Sunstone Hotel Investors, Inc. (REIT)	775	11,865
Super Micro Computer, Inc.* (Computers)	155	4,954
Superior Industries International, Inc. (Auto Parts & Equipment)	124	2,419
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	186	1,494
SUPERVALU, Inc.* (Food)	868	7,491
Susquehanna Bancshares, Inc. (Banks)	806	7,907
Swift Energy Co.* (Oil & Gas)	217	1,486
Swift Transportation Co.* (Transportation)	372	9,187
SWS Group, Inc.* (Diversified Financial Services)	217	1,604
Sykes Enterprises, Inc.* (Computers)	186	4,006
Symetra Financial Corp. (Insurance)	310	7,347
Symmetry Medical, Inc.* (Healthcare - Products)	217	2,148
Synageva BioPharma Corp.* (Biotechnology)	93	7,044
Synaptics, Inc.* (Computers)	155	10,606
Synchronoss Technologies, Inc.* (Software)	155	8,009
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	558	1,914
Synergy Resources Corp.* (Oil & Gas)	310	3,779
SYNNEX Corp. (Software)	124	8,578
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	403	1,193
Take-Two Interactive Software, Inc.* (Software)	403	10,659
TAL International Group, Inc. (Trucking & Leasing)	155	6,685
Taminco Corp.* (Chemicals)	155	4,013
Tangoe, Inc.* (Software)	186	2,729
TASER International, Inc.* (Electronics)	248	4,672
Team Health Holdings, Inc.* (Commercial Services)	279	17,449
Team, Inc.* (Commercial Services)	93	3,919
Teekay Tankers, Ltd. - Class A (Transportation)	403	1,709
TeleCommunication Systems, Inc.* - Class A (Internet)	403	1,161
Teledyne Technologies, Inc.* (Aerospace/Defense)	155	16,064
Telenav, Inc.* (Telecommunications)	217	1,567
Tenneco, Inc.* (Auto Parts & Equipment)	248	12,984
Terreno Realty Corp. (REIT)	155	3,264
Tesco Corp. (Oil & Gas Services)	155	2,951
Tessera Technologies, Inc. (Semiconductors)	248	7,537
TETRA Tech, Inc. (Environmental Control)	279	7,479
TETRA Technologies, Inc.* (Oil & Gas Services)	372	3,545
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	124	2,964
Texas Capital Bancshares, Inc.* (Banks)	186	11,374
Texas Roadhouse, Inc. - Class A (Retail)	310	8,950
Textainer Group Holdings, Ltd. (Trucking & Leasing)	93	3,203
TG Therapeutics, Inc.* (Pharmaceuticals)	155	1,703
The Andersons, Inc. (Agriculture)	124	7,902
The Brink’s Co. (Commercial Services)	217	4,557
The Buckle, Inc. (Retail)	124	6,117
The Cato Corp. - Class A (Retail)	124	4,423
The Cheesecake Factory, Inc. (Retail)	217	9,969
The Children’s Place Retail Stores, Inc. (Retail)	93	4,580
The Corporate Executive Board Co. (Commercial Services)	155	11,423
The Ensign Group, Inc. (Healthcare - Services)	93	3,601
The Finish Line, Inc. - Class A (Retail)	217	5,744
The Fresh Market, Inc.* (Food)	186	6,828
The Geo Group, Inc. (REIT)	310	12,381
The Greenbrier Cos., Inc. (Trucking & Leasing)	124	7,755
The KEYW Holding Corp.* (Computers)	186	1,888
The McClatchy Co.* - Class A (Media)	372	1,324
The Medicines Co.* (Biotechnology)	279	7,064
The Men’s Wearhouse, Inc. (Retail)	186	8,748
The New York Times Co. - Class A (Media)	589	7,563
The Pantry, Inc.* (Retail)	124	3,195
The Pep Boys - Manny, Moe & Jack* (Retail)	279	2,659
The Ryland Group, Inc. (Home Builders)	186	6,662
The Ultimate Software Group, Inc.* (Software)	124	18,664
TherapeuticsMD, Inc.* (Pharmaceuticals)	527	2,340
Theravance Biopharma, Inc.* (Biotechnology)	124	2,269
Theravance, Inc. (Biotechnology)	341	5,463
Thermon Group Holdings, Inc.* (Oil & Gas Services)	155	3,777
Third Point Reinsurance, Ltd.* (Insurance)	279	4,269
Thoratec Corp.* (Healthcare - Products)	248	6,741
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	403	1,181

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tile Shop Holdings, Inc.* (Retail)	155	$1,335
Time, Inc.* (Media)	465	10,503
Titan International, Inc. (Auto Parts & Equipment)	217	2,292
TiVo, Inc.* (Home Furnishings)	496	6,473
Tornier N.V.* (Healthcare - Products)	155	4,332
Tower International, Inc.* (Auto Parts & Equipment)	93	2,260
TowneBank (Banks)	155	2,350
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	155	1,279
TransEnterix, Inc.* (Healthcare - Products)	248	1,017
Tredegar Corp. (Miscellaneous Manufacturing)	124	2,358
TreeHouse Foods, Inc.* (Food)	155	13,201
Tremor Video, Inc.* (Advertising)	279	656
Trex Co., Inc.* (Building Materials)	155	6,664
Triangle Petroleum Corp.* (Oil & Gas)	341	2,643
TriMas Corp.* (Miscellaneous Manufacturing)	186	5,889
Triple-S Management Corp.* (Healthcare - Services)	124	2,745
TriQuint Semiconductor, Inc.* (Semiconductors)	713	15,422
Tristate Capital Holdings, Inc.* (Banks)	124	1,209
Tronox, Ltd. (Chemicals)	279	6,746
TrueBlue, Inc.* (Commercial Services)	186	4,598
Trulia, Inc.* (Internet)	155	7,231
TrustCo Bank Corp. (Banks)	465	3,395
Trustmark Corp. (Banks)	279	6,788
TTM Technologies, Inc.* (Electronics)	310	2,142
Tuesday Morning Corp.* (Retail)	217	4,425
Tumi Holdings, Inc.* (Household Products/Wares)	217	4,507
Tutor Perini Corp.* (Engineering & Construction)	155	4,342
Tyler Technologies, Inc.* (Software)	124	13,879
U.S. Silica Holdings, Inc. (Mining)	217	9,744
Ubiquiti Networks, Inc. (Telecommunications)	124	4,435
UIL Holdings Corp. (Electric)	248	10,203
Ultra Clean Holdings, Inc.* (Semiconductors)	186	1,633
Ultrapetrol Bahamas, Ltd.* (Transportation)	310	933
Ultratech Stepper, Inc.* (Semiconductors)	155	2,965
UMB Financial Corp. (Banks)	155	9,235
Umpqua Holdings Corp. (Banks)	682	12,003
Unilife Corp.* (Healthcare - Products)	651	2,389
Union Bankshares Corp. (Banks)	217	4,878
Unisys Corp.* (Computers)	217	5,564
United Bankshares, Inc. (Banks)	279	9,564
United Community Banks, Inc. (Banks)	248	4,471
United Community Financial Corp. (Savings & Loans)	372	1,905
United Financial Bancorp, Inc. (Savings & Loans)	248	3,479
United Fire Group, Inc. (Insurance)	93	3,021
United Natural Foods, Inc.* (Food)	217	14,761
United Stationers, Inc. (Distribution/Wholesale)	186	7,769
Universal American Corp.* (Healthcare - Services)	248	2,311
Universal Corp. (Agriculture)	93	4,139
Universal Display Corp.* (Electrical Components & Equipment)	186	5,819
Universal Forest Products, Inc. (Building Materials)	93	4,647
Universal Insurance Holdings, Inc. (Insurance)	186	3,255
Universal Technical Institute, Inc. (Commercial Services)	155	1,846
Unwired Planet, Inc.* (Internet)	713	1,105
Urstadt Biddle Properties - Class A (REIT)	124	2,682
US Ecology, Inc. (Environmental Control)	93	4,676
UTI Worldwide, Inc.* (Transportation)	434	4,744
VAALCO Energy, Inc.* (Oil & Gas)	310	2,300
Vail Resorts, Inc. (Entertainment)	155	13,386
Valley National Bancorp (Banks)	837	8,353
ValueVision Media, Inc.* - Class A (Advertising)	310	1,755
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	186	2,234
Vantage Drilling Co.* (Oil & Gas)	1,178	1,140
VASCO Data Security International, Inc.* (Internet)	186	4,710
Vector Group, Ltd. (Agriculture)	279	6,232
Veeco Instruments, Inc.* (Semiconductors)	186	6,694
Vera Bradley, Inc.* (Retail)	124	2,827
Verastem, Inc.* (Biotechnology)	155	1,471
Verint Systems, Inc.* (Software)	217	12,475
Viad Corp. (Commercial Services)	124	3,163
ViaSat, Inc.* (Telecommunications)	186	11,651
ViewPoint Financial Group, Inc. (Banks)	186	5,072
Violin Memory, Inc.* (Computers)	465	2,251
VirnetX Holding Corp.* (Internet)	217	1,274
Virtusa Corp.* (Computers)	124	5,082
VistaPrint N.V.* (Commercial Services)	155	10,363
Vitamin Shoppe, Inc.* (Retail)	124	5,819
Vitesse Semiconductor Corp.* (Semiconductors)	403	1,402
VIVUS, Inc.* (Pharmaceuticals)	496	1,681
Vocera Communications, Inc.* (Computers)	155	1,604
Volcano Corp.* (Healthcare - Products)	248	2,510
Vonage Holdings Corp.* (Telecommunications)	868	3,021
Vringo, Inc.* (Telecommunications)	496	511
W&T Offshore, Inc. (Oil & Gas)	186	1,691
Wabash National Corp.* (Auto Manufacturers)	310	3,193
WageWorks, Inc.* (Diversified Financial Services)	155	8,837
Walter Energy, Inc. (Coal)	372	897
Walter Investment Management Corp.* (Diversified Financial Services)	155	3,522

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Warren Resources, Inc.* (Oil & Gas)	403	$1,394
Washington Federal, Inc. (Savings & Loans)	434	9,474
Washington REIT (REIT)	279	7,885
Waterstone Financial, Inc. (Savings & Loans)	186	2,277
Watsco, Inc. (Distribution/Wholesale)	93	9,451
Watts Water Technologies, Inc. - Class A (Electronics)	124	7,518
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	217	2,146
Web.com Group, Inc.* (Internet)	217	4,455
WebMD Health Corp.* (Internet)	155	6,615
Webster Financial Corp. (Banks)	372	11,658
Weight Watchers International, Inc.* (Commercial Services)	155	4,038
WellCare Health Plans, Inc.* (Healthcare - Services)	186	12,623
Werner Enterprises, Inc. (Transportation)	186	5,122
WesBanco, Inc. (Banks)	124	4,273
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	248	4,402
West Corp. (Telecommunications)	186	5,952
West Pharmaceutical Services, Inc. (Healthcare - Products)	279	14,299
Westamerica Bancorp (Banks)	124	6,118
Western Alliance Bancorp* (Banks)	310	8,252
Western Asset Mortgage Capital Corp. (REIT)	217	3,259
Western Refining, Inc. (Oil & Gas)	217	9,893
WEX, Inc.* (Commercial Services)	155	17,602
WGL Holdings, Inc. (Gas)	217	10,199
Whitestone REIT (REIT)	124	1,860
Willbros Group, Inc.* (Oil & Gas Services)	217	1,274
Wilshire Bancorp, Inc. (Banks)	341	3,376
Winnebago Industries, Inc.* (Home Builders)	124	2,630
Wintrust Financial Corp. (Banks)	186	8,616
WisdomTree Investments, Inc.* (Diversified Financial Services)	465	6,859
Wolverine World Wide, Inc. (Apparel)	434	11,779
Woodward, Inc. (Electronics)	279	14,288
World Wrestling Entertainment, Inc. - Class A (Media)	186	2,297
Worthington Industries, Inc. (Metal Fabricate/Hardware)	217	8,387
Wright Medical Group, Inc.* (Healthcare - Products)	217	6,862
Xcerra Corp.* (Semiconductors)	279	2,369
Xenoport, Inc.* (Pharmaceuticals)	372	2,522
XO Group, Inc.* (Internet)	155	1,973
Xoma Corp.* (Biotechnology)	496	2,128
Xoom Corp.* (Commercial Services)	155	2,341
XPO Logistics, Inc.* (Transportation)	217	8,662
YRC Worldwide, Inc.* (Transportation)	155	3,323
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	279	7,153
Zep, Inc. (Chemicals)	124	1,991
ZIOPHARM Oncology, Inc.* (Biotechnology)	372	1,235
Zix Corp.* (Internet)	527	1,739
Zoe’s Kitchen, Inc.* (Retail)	124	4,521
Zumiez, Inc.* (Retail)	558	18,627
TOTAL COMMON STOCKS (Cost $4,997,170)		6,587,769

Contingent Rights ( NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	4,947	—
Leap Wireless International, Inc.*+(b) (Telecommunications)	2,910	7,333
Trius Therapeutics, Inc.*+(a) (Biotechnology)	357	—
TOTAL CONTINGENT RIGHTS (Cost $7,333)		7,333

Warrant ( 0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	143	—

TOTAL WARRANT (Cost $—)		—

	Principal Amount	Value
Repurchase Agreements(c)(d)(57.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $9,903,029	$9,903,000	$9,903,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,903,000)		9,903,000

TOTAL INVESTMENT SECURITIES (Cost $14,907,503) - 95.9%		16,498,102
Net other assets (liabilities) - 4.1%		698,797

NET ASSETS - 100.0%		$17,196,899

†	Number of shares is less than 0.50
*	Non-income producing security
+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2014, these securities represented less than 0.005% of the net assets of the fund.
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $597,000.

See accompanying notes to schedules of portfolio investments.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	25	12/22/14	$2,925,750	$136,519

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Russell 2000 Index	Goldman Sachs International	11/28/14	(0.28)%	$4,606,264	$235,742
Russell 2000 Index	UBS AG	11/28/14	(0.03)%	2,939,226	222,118
				$7,545,490	$457,860

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Small-Cap ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$12,018	0.1%
Aerospace/Defense	100,780	0.6%
Agriculture	20,351	0.1%
Airlines	21,530	0.1%
Apparel	40,189	0.2%
Auto Manufacturers	3,193	NM
Auto Parts & Equipment	77,527	0.5%
Banks	426,925	2.6%
Biotechnology	238,898	1.4%
Building Materials	79,435	0.5%
Chemicals	139,139	0.8%
Coal	15,921	0.1%
Commercial Services	375,228	2.2%
Computers	157,350	0.9%
Cosmetics/Personal Care	2,034	NM
Distribution/Wholesale	54,953	0.3%
Diversified Financial Services	166,106	1.0%
Electric	142,179	0.8%
Electrical Components & Equipment	69,417	0.4%
Electronics	128,998	0.8%
Energy-Alternate Sources	28,078	0.2%
Engineering & Construction	45,038	0.3%
Entertainment	58,377	0.3%
Environmental Control	36,191	0.2%
Food	99,366	0.6%
Forest Products & Paper	34,406	0.2%
Gas	74,677	0.4%
Hand/Machine Tools	8,103	NM
Healthcare - Products	255,145	1.5%
Healthcare - Services	107,697	0.6%
Holding Companies - Diversified	8,532	NM
Home Builders	37,317	0.2%
Home Furnishings	32,684	0.2%
Household Products/Wares	18,899	0.1%
Housewares	3,565	NM
Insurance	189,132	1.1%
Internet	153,700	0.9%
Investment Companies	7,053	NM
Iron/Steel	16,189	0.1%
Leisure Time	44,935	0.3%
Lodging	18,456	0.1%
Machinery - Construction & Mining	7,126	NM
Machinery-Diversified	42,696	0.2%
Media	80,046	0.5%
Metal Fabricate/Hardware	51,491	0.3%
Mining	50,841	0.3%
Miscellaneous Manufacturing	110,562	0.6%
Multi-National	5,214	NM
Office Furnishings	32,490	0.2%
Oil & Gas	164,487	1.0%
Oil & Gas Services	84,097	0.5%
Packaging & Containers	25,849	0.2%
Pharmaceuticals	240,829	1.4%
Pipelines	19,617	0.1%
Real Estate	36,311	0.2%
Real Estate Investment Trusts (REITs)	7,292	NM
REIT	611,041	3.6%
Retail	367,471	2.1%
Savings & Loans	102,851	0.6%
Semiconductors	249,235	1.4%
Software	340,644	2.0%
Storage/Warehousing	12,554	0.1%
Telecommunications	230,095	1.3%
Toys/Games/Hobbies	1,814	NM
Transportation	138,051	0.8%
Trucking & Leasing	17,643	0.1%
Water	15,044	0.1%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Other **	10,601,797	61.7%
Total	$17,196,899	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

NASDAQ-100 ProFund  :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (37.5%)
Activision Blizzard, Inc. (Software)	4,950	$98,753
Adobe Systems, Inc.* (Software)	3,432	240,652
Akamai Technologies, Inc.* (Software)	1,221	73,626
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,353	258,910
Altera Corp. (Semiconductors)	2,145	73,724
Amazon.com, Inc.* (Internet)	3,201	977,777
Amgen, Inc. (Biotechnology)	5,247	850,958
Analog Devices, Inc. (Semiconductors)	2,178	108,072
Apple Computer, Inc. (Computers)	41,283	4,458,565
Applied Materials, Inc. (Semiconductors)	8,415	185,887
Autodesk, Inc.* (Software)	1,584	91,143
Automatic Data Processing, Inc. (Commercial Services)	3,333	272,573
Avago Technologies, Ltd. (Semiconductors)	1,749	150,851
Baidu, Inc.*ADR (Internet)	1,914	457,006
Bed Bath & Beyond, Inc.* (Retail)	1,386	93,333
Biogen Idec, Inc.* (Biotechnology)	1,617	519,186
Broadcom Corp. - Class A (Semiconductors)	3,729	156,171
C.H. Robinson Worldwide, Inc. (Transportation)	1,023	70,802
CA, Inc. (Software)	3,069	89,185
Catamaran Corp.* (Pharmaceuticals)	1,419	67,644
Celgene Corp.* (Biotechnology)	5,511	590,173
Cerner Corp.* (Software)	2,343	148,406
Charter Communications, Inc.* - Class A (Media)	759	120,218
Check Point Software Technologies, Ltd.* (Software)	1,320	98,010
Cisco Systems, Inc. (Telecommunications)	35,343	864,843
Citrix Systems, Inc.* (Software)	1,122	72,066
Cognizant Technology Solutions Corp.* (Computers)	4,191	204,730
Comcast Corp. - Class A (Media)	14,817	820,122
Costco Wholesale Corp. (Retail)	3,036	404,911
DIRECTV* - Class A (Media)	3,465	300,727
Discovery Communications, Inc.* - Class C (Media)	1,056	36,949
Discovery Communications, Inc.* - Class A (Media)	1,023	36,163
DISH Network Corp.* - Class A (Media)	1,518	96,621
Dollar Tree, Inc.* (Retail)	1,419	85,949
eBay, Inc.* (Internet)	8,547	448,718
Equinix, Inc. (Internet)	363	75,831
Expedia, Inc. (Internet)	792	67,296
Expeditors International of Washington, Inc. (Transportation)	1,353	57,719
Express Scripts Holding Co.* (Pharmaceuticals)	5,148	395,469
F5 Networks, Inc.* (Internet)	495	60,875
Facebook, Inc.* - Class A (Internet)	15,411	1,155,671
Fastenal Co. (Distribution/Wholesale)	2,046	90,106
Fiserv, Inc.* (Software)	1,716	119,228
Garmin, Ltd. (Electronics)	1,320	73,234
Gilead Sciences, Inc.* (Biotechnology)	10,428	1,167,936
Google, Inc.* - Class C (Internet)	2,343	1,309,924
Google, Inc.* - Class A (Internet)	1,947	1,105,642
Henry Schein, Inc.* (Healthcare - Products)	594	71,298
Illumina, Inc.* (Biotechnology)	957	184,299
Intel Corp. (Semiconductors)	34,155	1,161,611
Intuit, Inc. (Software)	1,947	171,355
Intuitive Surgical, Inc.* (Healthcare - Products)	264	130,891
Keurig Green Mountain, Inc. (Beverages)	1,122	170,264
KLA-Tencor Corp. (Semiconductors)	1,155	91,418
Kraft Foods Group, Inc. (Food)	4,092	230,584
Liberty Global PLC* - Class A (Media)	1,485	67,523
Liberty Media Corp.* - Class C (Media)	1,584	75,921
Liberty Media Corp.* (Media)	726	34,863
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,135	81,949
Liberty Ventures* (Internet)	429	15,058
Linear Technology Corp. (Semiconductors)	1,650	70,686
Marriott International, Inc. - Class A (Lodging)	2,013	152,485
Mattel, Inc. (Toys/Games/Hobbies)	2,343	72,797
Maxim Integrated Products, Inc. (Semiconductors)	1,947	57,125
Micron Technology, Inc.* (Semiconductors)	7,392	244,601
Microsoft Corp. (Software)	56,826	2,667,981
Mondelez International, Inc. - Class A (Food)	11,616	409,580
Monster Beverage Corp.* (Beverages)	1,155	116,516
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,574	137,838
NetApp, Inc. (Computers)	2,211	94,631
Netflix, Inc.* (Internet)	429	168,498
NVIDIA Corp. (Semiconductors)	3,729	72,865
NXP Semiconductors N.V.* (Semiconductors)	1,650	113,289
O’Reilly Automotive, Inc.* (Retail)	726	127,689
PACCAR, Inc. (Auto Manufacturers)	2,442	159,511
Paychex, Inc. (Software)	2,508	117,726
Priceline.com, Inc.* (Internet)	363	437,854
Qualcomm, Inc. (Semiconductors)	11,550	906,791
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	693	272,848
Ross Stores, Inc. (Retail)	1,452	117,205
SanDisk Corp. (Computers)	1,551	146,011
SBA Communications Corp.* - Class A (Telecommunications)	891	100,086
Seagate Technology PLC (Computers)	2,244	140,991
Sigma-Aldrich Corp. (Chemicals)	825	112,126
Sirius XM Holdings, Inc.* (Media)	39,105	134,130
Staples, Inc. (Retail)	4,455	56,489
Starbucks Corp. (Retail)	5,181	391,477
Stericycle, Inc.* (Environmental Control)	594	74,844
Symantec Corp. (Internet)	4,752	117,945
Tesla Motors, Inc.* (Auto Manufacturers)	858	207,379

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Texas Instruments, Inc. (Semiconductors)	7,359	$365,448
Tractor Supply Co. (Retail)	957	70,072
TripAdvisor, Inc.* (Internet)	891	78,996
Twenty-First Century Fox, Inc. - Class A (Media)	9,603	331,111
Verisk Analytics, Inc.* - Class A (Commercial Services)	1,155	72,014
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,650	185,856
Viacom, Inc. - Class B (Media)	2,574	187,078
VimpelCom, Ltd.ADR (Telecommunications)	11,385	73,775
Vodafone Group PLCADR (Telecommunications)	3,465	115,107
Western Digital Corp. (Computers)	1,617	159,064
Whole Foods Market, Inc. (Food)	2,475	97,342
Wynn Resorts, Ltd. (Lodging)	693	131,677
Xilinx, Inc. (Semiconductors)	1,848	82,199
Yahoo!, Inc.* (Internet)	6,864	316,087
TOTAL COMMON STOCKS (Cost $16,492,694)		32,055,209

	Principal Amount	Value
Repurchase Agreements(a)(b)(59.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $51,265,148	$51,265,000	$51,265,000

TOTAL REPURCHASE AGREEMENTS (Cost $51,265,000)		51,265,000

TOTAL INVESTMENT SECURITIES (Cost $67,757,694) - 97.4%		83,320,209
Net other assets (liabilities) - 2.6%		2,253,115

NET ASSETS - 100.0%		$85,573,324

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $5,335,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	140	12/22/14	$11,620,000	$484,880

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

NASDAQ-100 Index	Goldman Sachs International	11/28/14	0.62%	$22,540,499	$504,312
NASDAQ-100 Index	UBS AG	11/28/14	0.47%	18,837,404	513,059
				$41,377,903	$1,017,371

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

NASDAQ-100 ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Auto Manufacturers	$366,890	0.4%
Beverages	286,780	0.3%
Biotechnology	4,030,167	4.7%
Chemicals	112,126	0.1%
Commercial Services	344,587	0.4%
Computers	5,203,991	6.1%
Distribution/Wholesale	90,106	0.1%
Electronics	73,234	0.1%
Environmental Control	74,844	0.1%
Food	737,506	0.9%
Healthcare - Products	202,189	0.2%
Internet	6,875,128	8.1%
Lodging	284,162	0.3%
Media	2,241,426	2.6%
Pharmaceuticals	600,951	0.7%
Retail	1,347,125	1.6%
Semiconductors	3,840,738	4.5%
Software	3,988,130	4.7%
Telecommunications	1,153,811	1.3%
Toys/Games/Hobbies	72,797	0.1%
Transportation	128,521	0.2%
Other **	53,518,115	62.5%
Total	$85,573,324	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (99.8%)
Abbott Laboratories (Pharmaceuticals)	4,554	$198,509
Accenture PLC - Class A (Computers)	891	72,278
ACE, Ltd. (Insurance)	990	108,207
Aetna, Inc. (Healthcare - Services)	1,089	89,853
AFLAC, Inc. (Insurance)	1,386	82,786
Agilent Technologies, Inc. (Electronics)	297	16,419
AGL Resources, Inc. (Gas)	396	21,348
Air Products & Chemicals, Inc. (Chemicals)	297	39,994
Airgas, Inc. (Chemicals)	99	11,042
Alcoa, Inc. (Mining)	3,564	59,733
Allegheny Technologies, Inc. (Iron/Steel)	297	9,756
Allegion PLC (Electronics)	198	10,512
Allstate Corp. (Insurance)	1,287	83,462
Altera Corp. (Semiconductors)	594	20,416
Altria Group, Inc. (Agriculture)	2,871	138,784
Ameren Corp. (Electric)	693	29,342
American Electric Power, Inc. (Electric)	1,485	86,635
American International Group, Inc. (Insurance)	4,356	233,350
AmerisourceBergen Corp. (Pharmaceuticals)	396	33,822
Anadarko Petroleum Corp. (Oil & Gas)	693	63,604
Analog Devices, Inc. (Semiconductors)	495	24,562
Apache Corp. (Oil & Gas)	1,188	91,714
Apartment Investment & Management Co. - Class A (REIT)	198	7,086
Applied Materials, Inc. (Semiconductors)	1,584	34,991
Archer-Daniels-Midland Co. (Agriculture)	1,980	93,060
Assurant, Inc. (Insurance)	198	13,508
AT&T, Inc. (Telecommunications)	15,741	548,417
AutoNation, Inc.* (Retail)	198	11,337
Avago Technologies, Ltd. (Semiconductors)	297	25,616
AvalonBay Communities, Inc. (REIT)	198	30,856
Avery Dennison Corp. (Household Products/Wares)	297	13,914
Avon Products, Inc. (Cosmetics/Personal Care)	792	8,237
Baker Hughes, Inc. (Oil & Gas Services)	1,287	68,159
Ball Corp. (Packaging & Containers)	198	12,757
Bank of America Corp. (Banks)	31,977	548,725
Bank of New York Mellon Corp. (Banks)	3,465	134,165
Baxter International, Inc. (Healthcare - Products)	792	55,551
BB&T Corp. (Banks)	2,178	82,503
Bemis Co., Inc. (Packaging & Containers)	297	11,426
Berkshire Hathaway, Inc.* - Class B (Insurance)	5,544	777,046
Best Buy Co., Inc. (Retail)	495	16,899
Boston Properties, Inc. (REIT)	198	25,097
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,782	103,695
Broadcom Corp. - Class A (Semiconductors)	1,683	70,485
Brown-Forman Corp. - Class B (Beverages)	198	18,349
C.H. Robinson Worldwide, Inc. (Transportation)	495	34,259
CA, Inc. (Software)	297	8,631
Cablevision Systems Corp. NY - Class A (Media)	693	12,904
Cameron International Corp.* (Oil & Gas Services)	594	35,373
Campbell Soup Co. (Food)	297	13,118
Capital One Financial Corp. (Banks)	1,683	139,302
Cardinal Health, Inc. (Pharmaceuticals)	990	77,695
CareFusion Corp.* (Healthcare - Products)	396	22,719
CarMax, Inc.* (Retail)	297	16,605
Carnival Corp. - Class A (Leisure Time)	1,386	55,648
Caterpillar, Inc. (Machinery - Construction & Mining)	1,881	190,752
CBRE Group, Inc.* - Class A (Real Estate)	297	9,504
CenterPoint Energy, Inc. (Gas)	1,287	31,596
CenturyLink, Inc. (Telecommunications)	1,782	73,917
CF Industries Holdings, Inc. (Chemicals)	99	25,740
Chesapeake Energy Corp. (Oil & Gas)	792	17,567
Chevron Corp. (Oil & Gas)	5,742	688,752
Cimarex Energy Co. (Oil & Gas)	99	11,253
Cincinnati Financial Corp. (Insurance)	495	24,983
Cisco Systems, Inc. (Telecommunications)	15,543	380,337
Citigroup, Inc. (Banks)	4,950	264,974
Citrix Systems, Inc.* (Software)	198	12,718
Clorox Co. (Household Products/Wares)	198	19,701
CME Group, Inc. (Diversified Financial Services)	990	82,972
CMS Energy Corp. (Electric)	792	25,875
Coach, Inc. (Retail)	297	10,211
Coca-Cola Co. (Beverages)	4,059	169,991
Colgate-Palmolive Co. (Cosmetics/Personal Care)	990	66,211
Computer Sciences Corp. (Computers)	396	23,918
ConAgra Foods, Inc. (Food)	1,287	44,208
ConocoPhillips (Oil & Gas)	3,762	271,427
CONSOL Energy, Inc. (Coal)	693	25,502
Consolidated Edison, Inc. (Electric)	891	56,454
Corning, Inc. (Telecommunications)	3,960	80,903
Costco Wholesale Corp. (Retail)	1,287	171,647
Covidien PLC (Healthcare - Products)	693	64,061
CSX Corp. (Transportation)	1,089	38,801
Cummins, Inc. (Machinery-Diversified)	198	28,944
CVS Caremark Corp. (Retail)	3,564	305,827
D.R. Horton, Inc. (Home Builders)	990	22,562
Darden Restaurants, Inc. (Retail)	396	20,505
DaVita, Inc.* (Healthcare - Services)	198	15,458
Deere & Co. (Machinery-Diversified)	1,089	93,152
Delphi Automotive PLC (Auto Parts & Equipment)	495	34,145
Denbury Resources, Inc. (Oil & Gas)	1,089	13,504
DENTSPLY International, Inc. (Healthcare - Products)	198	10,052
Devon Energy Corp. (Oil & Gas)	1,188	71,280
Diamond Offshore Drilling, Inc. (Oil & Gas)	198	7,467
Dollar General Corp.* (Retail)	495	31,022
Dominion Resources, Inc. (Electric)	891	63,528
Dover Corp. (Miscellaneous Manufacturing)	198	15,729

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dr. Pepper Snapple Group, Inc. (Beverages)	297	$20,567
DTE Energy Co. (Electric)	495	40,669
Duke Energy Corp. (Electric)	2,178	178,922
E*TRADE Financial Corp.* (Diversified Financial Services)	396	8,831
E.I. du Pont de Nemours & Co. (Chemicals)	1,188	82,150
Eaton Corp. (Miscellaneous Manufacturing)	792	54,164
eBay, Inc.* (Internet)	1,089	57,172
Edison International (Electric)	990	61,954
Edwards Lifesciences Corp.* (Healthcare - Products)	99	11,971
Eli Lilly & Co. (Pharmaceuticals)	2,970	197,000
EMC Corp. (Computers)	6,138	176,345
Emerson Electric Co. (Electrical Components & Equipment)	792	50,736
Ensco PLCADR - Class A (Oil & Gas)	693	28,129
Entergy Corp. (Electric)	594	49,908
Equity Residential (REIT)	594	41,319
Essex Property Trust, Inc. (REIT)	99	19,974
Exelon Corp. (Electric)	2,574	94,183
Expedia, Inc. (Internet)	99	8,412
Expeditors International of Washington, Inc. (Transportation)	297	12,670
Express Scripts Holding Co.* (Pharmaceuticals)	2,277	174,919
Exxon Mobil Corp. (Oil & Gas)	12,969	1,254,231
F5 Networks, Inc.* (Internet)	99	12,175
Family Dollar Stores, Inc. (Retail)	297	23,252
FedEx Corp. (Transportation)	396	66,291
First Horizon National Corp. (Banks)	1	11
FirstEnergy Corp. (Electric)	1,287	48,057
FLIR Systems, Inc. (Electronics)	99	3,319
Fluor Corp. (Engineering & Construction)	495	32,839
Ford Motor Co. (Auto Manufacturers)	11,781	165,994
Freeport-McMoRan Copper & Gold, Inc. (Mining)	3,168	90,287
Frontier Communications Corp. (Telecommunications)	3,069	20,071
GameStop Corp. - Class A (Retail)	198	8,466
Gannett Co., Inc. (Media)	693	21,830
Garmin, Ltd. (Electronics)	198	10,985
General Dynamics Corp. (Aerospace/Defense)	495	69,181
General Electric Co. (Miscellaneous Manufacturing)	30,492	786,998
General Growth Properties, Inc. (REIT)	1,089	28,216
General Mills, Inc. (Food)	792	41,152
General Motors Co. (Auto Manufacturers)	4,059	127,453
Genuine Parts Co. (Distribution/Wholesale)	297	28,833
Genworth Financial, Inc.* - Class A (Insurance)	1,485	20,775
H & R Block, Inc. (Commercial Services)	297	9,596
Harris Corp. (Telecommunications)	198	13,781
Hartford Financial Services Group, Inc. (Insurance)	1,386	54,858
Hasbro, Inc. (Toys/Games/Hobbies)	198	11,391
HCP, Inc. (REIT)	1,386	60,942
Health Care REIT, Inc. (REIT)	297	21,120
Hess Corp. (Oil & Gas)	792	67,170
Hewlett-Packard Co. (Computers)	5,643	202,471
Honeywell International, Inc. (Electronics)	792	76,127
Hormel Foods Corp. (Food)	198	10,674
Hospira, Inc.* (Healthcare - Products)	297	15,949
Host Hotels & Resorts, Inc. (REIT)	792	18,462
Hudson City Bancorp, Inc. (Savings & Loans)	1,485	14,330
Humana, Inc. (Healthcare - Services)	495	68,731
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	495	45,070
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	396	24,798
Integrys Energy Group, Inc. (Electric)	198	14,391
Intel Corp. (Semiconductors)	15,048	511,783
International Business Machines Corp. (Computers)	1,584	260,409
International Flavors & Fragrances, Inc. (Chemicals)	99	9,816
International Paper Co. (Forest Products & Paper)	1,287	65,148
Iron Mountain, Inc. (Commercial Services)	297	10,713
J.P. Morgan Chase & Co. (Banks)	11,484	694,553
Jabil Circuit, Inc. (Electronics)	594	12,444
Jacobs Engineering Group, Inc.* (Engineering & Construction)	396	18,790
Johnson & Johnson (Pharmaceuticals)	3,564	384,128
Joy Global, Inc. (Machinery - Construction & Mining)	297	15,631
Juniper Networks, Inc. (Telecommunications)	1,188	25,031
Kellogg Co. (Food)	396	25,328
Kimberly-Clark Corp. (Household Products/Wares)	495	56,564
Kimco Realty Corp. (REIT)	693	17,290
Kohls Corp. (Retail)	594	32,207
Kroger Co. (Food)	1,485	82,730
L Brands, Inc. (Retail)	297	21,420
L-3 Communications Holdings, Inc. (Aerospace/Defense)	297	36,074
Laboratory Corp. of America Holdings* (Healthcare - Services)	99	10,820
Lam Research Corp. (Semiconductors)	198	15,416
Legg Mason, Inc. (Diversified Financial Services)	297	15,444
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	396	15,594
Lennar Corp. - Class A (Home Builders)	297	12,795
Leucadia National Corp. (Holding Companies - Diversified)	495	11,771
Lincoln National Corp. (Insurance)	396	21,685
Linear Technology Corp. (Semiconductors)	297	12,723
Lockheed Martin Corp. (Aerospace/Defense)	297	56,599

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Loews Corp. (Insurance)	891	$38,848
Lowe’s Cos., Inc. (Retail)	1,188	67,954
M&T Bank Corp. (Banks)	396	48,383
Macy’s, Inc. (Retail)	1,089	62,966
Mallinckrodt PLC* (Pharmaceuticals)	297	27,378
Marathon Oil Corp. (Oil & Gas)	2,079	73,597
Marathon Petroleum Corp. (Oil & Gas)	495	44,995
Marriott International, Inc. - Class A (Lodging)	298	22,547
Marsh & McLennan Cos., Inc. (Insurance)	594	32,296
Martin Marietta Materials (Building Materials)	99	11,575
Masco Corp. (Building Materials)	396	8,740
Mattel, Inc. (Toys/Games/Hobbies)	396	12,304
McCormick & Co., Inc. (Food)	198	14,003
McDonald’s Corp. (Retail)	1,287	120,631
McGraw Hill Financial, Inc. (Commercial Services)	297	26,873
McKesson Corp. (Pharmaceuticals)	396	80,550
MeadWestvaco Corp. (Forest Products & Paper)	495	21,864
Medtronic, Inc. (Healthcare - Products)	1,287	87,721
Merck & Co., Inc. (Pharmaceuticals)	4,653	269,595
MetLife, Inc. (Insurance)	3,465	187,942
Molson Coors Brewing Co. - Class B (Beverages)	495	36,818
Mondelez International, Inc. - Class A (Food)	5,148	181,519
Morgan Stanley Dean Witter & Co. (Banks)	4,653	162,622
Motorola Solutions, Inc. (Telecommunications)	396	25,542
Murphy Oil Corp. (Oil & Gas)	495	26,428
Nabors Industries, Ltd. (Oil & Gas)	891	15,904
NASDAQ Stock Market, Inc. (Diversified Financial Services)	396	17,131
National Oilwell Varco, Inc. (Oil & Gas Services)	693	50,340
Navient Corp. (Diversified Financial Services)	792	15,666
Neilsen Holdings N.V. (Media)	396	16,826
NetApp, Inc. (Computers)	297	12,712
Newell Rubbermaid, Inc. (Housewares)	396	13,199
Newfield Exploration Co.* (Oil & Gas)	198	6,457
Newmont Mining Corp. (Mining)	1,485	27,859
NextEra Energy, Inc. (Electric)	1,287	128,982
NiSource, Inc. (Gas)	990	41,639
Noble Corp. (Oil & Gas)	792	16,569
Nordstrom, Inc. (Retail)	198	14,377
Northeast Utilities System (Electric)	990	48,857
Northern Trust Corp. (Banks)	693	45,946
Northrop Grumman Corp. (Aerospace/Defense)	396	54,632
NRG Energy, Inc. (Electric)	990	29,680
Nucor Corp. (Iron/Steel)	990	53,520
NVIDIA Corp. (Semiconductors)	792	15,476
Occidental Petroleum Corp. (Oil & Gas)	1,287	114,453
ONEOK, Inc. (Pipelines)	594	35,010
Oracle Corp. (Software)	4,554	177,833
Owens-Illinois, Inc.* (Packaging & Containers)	198	5,102
Pall Corp. (Miscellaneous Manufacturing)	99	9,051
Parker Hannifin Corp. (Miscellaneous Manufacturing)	198	25,152
Patterson Cos., Inc. (Healthcare - Products)	297	12,804
Paychex, Inc. (Software)	297	13,941
Pentair PLC (Miscellaneous Manufacturing)	198	13,276
People’s United Financial, Inc. (Savings & Loans)	495	7,237
Pepco Holdings, Inc. (Electric)	792	21,653
PepsiCo, Inc. (Beverages)	1,881	180,896
PerkinElmer, Inc. (Electronics)	198	8,597
PetSmart, Inc. (Retail)	99	7,163
Pfizer, Inc. (Pharmaceuticals)	9,801	293,540
PG&E Corp. (Electric)	1,386	69,744
Philip Morris International, Inc. (Agriculture)	2,079	185,052
Phillips 66 (Oil & Gas)	1,683	132,115
Pinnacle West Capital Corp. (Electric)	297	18,257
Plum Creek Timber Co., Inc. (REIT)	198	8,120
PNC Financial Services Group (Banks)	1,683	145,394
PPL Corp. (Electric)	1,980	69,280
Praxair, Inc. (Chemicals)	396	49,892
Principal Financial Group, Inc. (Insurance)	396	20,739
Procter & Gamble Co. (Cosmetics/Personal Care)	4,059	354,229
Progressive Corp. (Insurance)	1,683	44,448
Prologis, Inc. (REIT)	594	24,740
Public Service Enterprise Group, Inc. (Electric)	1,584	65,435
Public Storage, Inc. (REIT)	198	36,499
PulteGroup, Inc. (Home Builders)	990	18,998
PVH Corp. (Retail)	99	11,321
QEP Resources, Inc. (Oil & Gas)	495	12,410
Quanta Services, Inc.* (Commercial Services)	396	13,496
Quest Diagnostics, Inc. (Healthcare - Services)	396	25,130
Ralph Lauren Corp. (Apparel)	99	16,319
Raytheon Co. (Aerospace/Defense)	495	51,421
Regions Financial Corp. (Banks)	2,079	20,644
Republic Services, Inc. (Environmental Control)	792	30,412
Reynolds American, Inc. (Agriculture)	495	31,140
Rockwell Collins, Inc. (Aerospace/Defense)	198	16,662
Roper Industries, Inc. (Machinery-Diversified)	99	15,672
Ryder System, Inc. (Transportation)	198	17,517
SCANA Corp. (Electric)	396	21,736
Sempra Energy (Gas)	693	76,231
Sigma-Aldrich Corp. (Chemicals)	198	26,910
Simon Property Group, Inc. (REIT)	396	70,968
Snap-on, Inc. (Hand/Machine Tools)	99	13,082
Southern Co. (Electric)	2,772	128,509

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Southwestern Energy Co.* (Oil & Gas)	495	$16,092
Spectra Energy Corp. (Pipelines)	1,089	42,613
Stanley Black & Decker, Inc. (Hand/Machine Tools)	495	46,352
Staples, Inc. (Retail)	1,980	25,106
State Street Corp. (Banks)	594	44,823
SunTrust Banks, Inc. (Banks)	1,584	61,998
Symantec Corp. (Internet)	990	24,572
Sysco Corp. (Food)	1,782	68,678
Target Corp. (Retail)	1,881	116,283
TE Connectivity, Ltd. (Electronics)	495	30,259
TECO Energy, Inc. (Electric)	693	13,590
Tenet Healthcare Corp.* (Healthcare - Services)	198	11,098
Teradata Corp.* (Computers)	198	8,379
Tesoro Petroleum Corp. (Oil & Gas)	396	28,278
Texas Instruments, Inc. (Semiconductors)	1,287	63,912
The ADT Corp. (Commercial Services)	495	17,740
The AES Corp. (Electric)	1,980	27,859
The Chubb Corp. (Insurance)	693	68,856
The Dow Chemical Co. (Chemicals)	3,366	166,281
The Gap, Inc. (Retail)	297	11,253
The Goldman Sachs Group, Inc. (Banks)	1,287	244,517
The Home Depot, Inc. (Retail)	1,386	135,162
The JM Smucker Co. - Class A (Food)	198	20,592
The Mosaic Co. (Chemicals)	990	43,867
The Travelers Cos., Inc. (Insurance)	990	99,792
The Williams Cos., Inc. (Pipelines)	1,089	60,450
Time Warner, Inc. (Media)	1,188	94,410
Transocean, Ltd. (Oil & Gas)	990	29,532
Twenty-First Century Fox, Inc. - Class A (Media)	2,574	88,752
Tyco International, Ltd. (Electronics)	594	25,500
Tyson Foods, Inc. - Class A (Food)	891	35,952
U.S. Bancorp (Banks)	2,574	109,652
United Technologies Corp. (Aerospace/Defense)	1,188	127,116
UnitedHealth Group, Inc. (Healthcare - Services)	2,970	282,180
UnumProvident Corp. (Insurance)	792	26,500
Urban Outfitters, Inc.* (Retail)	99	3,006
Valero Energy Corp. (Oil & Gas)	1,584	79,343
Varian Medical Systems, Inc.* (Healthcare - Products)	99	8,328
Ventas, Inc. (REIT)	495	33,912
Verizon Communications, Inc. (Telecommunications)	6,039	303,460
Vornado Realty Trust (REIT)	297	32,516
Vulcan Materials Co. (Building Materials)	198	12,219
Walgreen Co. (Retail)	1,386	89,009
Wal-Mart Stores, Inc. (Retail)	4,851	369,985
Walt Disney Co. (Media)	1,584	144,745
Waste Management, Inc. (Environmental Control)	594	29,041
Waters Corp.* (Electronics)	99	10,969
WellPoint, Inc. (Healthcare - Services)	792	100,338
Wells Fargo & Co. (Banks)	14,454	767,364
Western Union Co. (Commercial Services)	594	10,074
Weyerhaeuser Co. (REIT)	1,584	53,634
Whirlpool Corp. (Home Furnishings)	198	34,066
Whole Foods Market, Inc. (Food)	396	15,575
Windstream Holdings, Inc. (Telecommunications)	1,881	19,713
Wisconsin Energy Corp. (Electric)	693	34,414
Xcel Energy, Inc. (Electric)	1,584	53,016
Xerox Corp. (Office/Business Equipment)	3,267	43,386
Xilinx, Inc. (Semiconductors)	396	17,614
XL Group PLC (Insurance)	792	26,833
Xylem, Inc. (Machinery-Diversified)	198	7,199
YUM! Brands, Inc. (Retail)	495	35,556
Zimmer Holdings, Inc. (Healthcare - Products)	198	22,026
Zions Bancorp (Banks)	297	8,604
Zoetis, Inc. (Pharmaceuticals)	495	18,394
TOTAL COMMON STOCKS (Cost $18,925,892)		25,474,617

TOTAL INVESTMENT SECURITIES (Cost $18,925,892) - 99.8%		25,474,617
Net other assets (liabilities) - 0.2%		45,934

NET ASSETS - 100.0%		$25,520,551

*                                         Non-income producing security

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Large-Cap Value ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$411,685	1.6%
Agriculture	448,036	1.8%
Apparel	16,319	0.1%
Auto Manufacturers	293,447	1.1%
Auto Parts & Equipment	34,145	0.1%
Banks	3,524,178	13.9%
Beverages	426,621	1.7%
Building Materials	32,533	0.1%
Chemicals	455,692	1.8%
Coal	25,502	0.1%
Commercial Services	88,492	0.3%
Computers	756,512	3.0%
Cosmetics/Personal Care	428,677	1.7%
Distribution/Wholesale	28,833	0.1%
Diversified Financial Services	140,043	0.5%
Electric	1,480,931	5.8%
Electrical Components & Equipment	50,736	0.2%
Electronics	205,132	0.8%
Engineering & Construction	51,629	0.2%
Environmental Control	59,453	0.2%
Food	553,529	2.2%
Forest Products & Paper	87,012	0.3%
Gas	170,814	0.7%
Hand/Machine Tools	59,434	0.2%
Healthcare - Products	311,182	1.2%
Healthcare - Services	603,608	2.4%
Holding Companies - Diversified	11,771	NM
Home Builders	54,355	0.2%
Home Furnishings	34,066	0.1%
Household Products/Wares	90,179	0.4%
Housewares	13,199	0.1%
Insurance	1,966,914	7.7%
Internet	102,331	0.4%
Iron/Steel	63,276	0.2%
Leisure Time	55,648	0.2%
Lodging	22,547	0.1%
Machinery - Construction & Mining	206,383	0.8%
Machinery-Diversified	144,968	0.6%
Media	379,467	1.5%
Mining	177,879	0.7%
Miscellaneous Manufacturing	989,833	3.9%
Office/Business Equipment	43,386	0.2%
Oil & Gas	3,182,271	12.5%
Oil & Gas Services	153,872	0.6%
Packaging & Containers	29,285	0.1%
Pharmaceuticals	1,859,225	7.3%
Pipelines	138,073	0.5%
Real Estate	9,504	NM
REIT	530,751	2.1%
Retail	1,739,171	6.8%
Savings & Loans	21,567	0.1%
Semiconductors	812,993	3.2%
Software	213,123	0.8%
Telecommunications	1,491,172	5.8%
Toys/Games/Hobbies	23,695	0.1%
Transportation	169,538	0.7%
Other **	45,934	0.2%
Total	$25,520,551	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                                 Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

REIT                            Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (99.7%)
3M Co. (Miscellaneous Manufacturing)	2,140	$329,068
AbbVie, Inc. (Pharmaceuticals)	5,243	332,721
Accenture PLC - Class A (Computers)	1,177	95,478
Actavis PLC* (Pharmaceuticals)	856	207,785
Adobe Systems, Inc.* (Software)	1,605	112,543
Affiliated Managers Group, Inc.* (Diversified Financial Services)	214	42,755
Agilent Technologies, Inc. (Electronics)	749	41,405
Air Products & Chemicals, Inc. (Chemicals)	321	43,226
Airgas, Inc. (Chemicals)	107	11,935
Akamai Technologies, Inc.* (Software)	535	32,261
Alexion Pharmaceuticals, Inc.* (Biotechnology)	642	122,853
Allegion PLC (Electronics)	107	5,681
Allergan, Inc. (Pharmaceuticals)	963	183,028
Alliance Data Systems Corp.* (Commercial Services)	214	60,637
Altera Corp. (Semiconductors)	428	14,710
Altria Group, Inc. (Agriculture)	3,424	165,516
Amazon.com, Inc.* (Internet)	1,284	392,210
American Express Co. (Diversified Financial Services)	2,996	269,491
American Tower Corp. (REIT)	1,284	125,190
Ameriprise Financial, Inc. (Diversified Financial Services)	642	81,001
AmerisourceBergen Corp. (Pharmaceuticals)	321	27,417
Ametek, Inc. (Electrical Components & Equipment)	856	44,640
Amgen, Inc. (Biotechnology)	2,461	399,125
Amphenol Corp. - Class A (Electronics)	1,070	54,120
Anadarko Petroleum Corp. (Oil & Gas)	856	78,564
Analog Devices, Inc. (Semiconductors)	535	26,547
Aon PLC (Insurance)	963	82,818
Apartment Investment & Management Co. - Class A (REIT)	214	7,659
Apple Computer, Inc. (Computers)	19,688	2,126,305
Applied Materials, Inc. (Semiconductors)	2,247	49,636
Autodesk, Inc.* (Software)	749	43,097
Automatic Data Processing, Inc. (Commercial Services)	1,605	131,257
AutoZone, Inc.* (Retail)	107	59,227
Avago Technologies, Ltd. (Semiconductors)	535	46,144
AvalonBay Communities, Inc. (REIT)	214	33,350
Avon Products, Inc. (Cosmetics/Personal Care)	535	5,564
Ball Corp. (Packaging & Containers)	214	13,788
Bard (C.R.), Inc. (Healthcare - Products)	214	35,090
Baxter International, Inc. (Healthcare - Products)	856	60,040
Becton, Dickinson & Co. (Healthcare - Products)	642	82,625
Bed Bath & Beyond, Inc.* (Retail)	642	43,232
Best Buy Co., Inc. (Retail)	428	14,612
Biogen Idec, Inc.* (Biotechnology)	749	240,489
BlackRock, Inc. (Diversified Financial Services)	428	145,995
Boeing Co. (Aerospace/Defense)	2,247	280,673
BorgWarner, Inc. (Auto Parts & Equipment)	749	42,708
Boston Properties, Inc. (REIT)	214	27,125
Boston Scientific Corp.* (Healthcare - Products)	4,387	58,259
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,531	205,469
Brown-Forman Corp. - Class B (Beverages)	321	29,747
CA, Inc. (Software)	642	18,657
Cabot Oil & Gas Corp. (Oil & Gas)	1,391	43,260
Campbell Soup Co. (Food)	321	14,179
CareFusion Corp.* (Healthcare - Products)	321	18,416
CarMax, Inc.* (Retail)	428	23,929
CBRE Group, Inc.* - Class A (Real Estate)	642	20,544
CBS Corp. - Class B (Media)	1,605	87,023
Celgene Corp.* (Biotechnology)	2,675	286,466
Cerner Corp.* (Software)	963	60,996
CF Industries Holdings, Inc. (Chemicals)	107	27,820
Chesapeake Energy Corp. (Oil & Gas)	856	18,986
Chipotle Mexican Grill, Inc.* (Retail)	107	68,266
CIGNA Corp. (Healthcare - Services)	856	85,232
Cimarex Energy Co. (Oil & Gas)	214	24,325
Cintas Corp. (Commercial Services)	321	23,510
Citigroup, Inc. (Banks)	4,601	246,291
Citrix Systems, Inc.* (Software)	321	20,618
Clorox Co. (Household Products/Wares)	214	21,293
Coach, Inc. (Retail)	535	18,393
Coca-Cola Co. (Beverages)	8,560	358,493
Coca-Cola Enterprises, Inc. (Beverages)	749	32,469
Cognizant Technology Solutions Corp.* (Computers)	2,033	99,312
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,712	114,499
Comcast Corp. - Class A (Media)	8,453	467,874
Comerica, Inc. (Banks)	642	30,649
Constellation Brands, Inc.* (Beverages)	535	48,974
Covidien PLC (Healthcare - Products)	749	69,238
Crown Castle International Corp. (REIT)	1,070	83,588
CSX Corp. (Transportation)	2,140	76,248
Cummins, Inc. (Machinery-Diversified)	321	46,924
Danaher Corp. (Miscellaneous Manufacturing)	2,033	163,453
DaVita, Inc.* (Healthcare - Services)	321	25,060
Delphi Automotive PLC (Auto Parts & Equipment)	428	29,523
Delta Air Lines, Inc. (Airlines)	2,782	111,919
DENTSPLY International, Inc. (Healthcare - Products)	214	10,865
DIRECTV* - Class A (Media)	1,605	139,298
Discover Financial Services (Diversified Financial Services)	1,498	95,542
Discovery Communications, Inc.* - Class C (Media)	856	29,951
Discovery Communications, Inc.* - Class A (Media)	535	18,912
Dollar General Corp.* (Retail)	428	26,823
Dollar Tree, Inc.* (Retail)	642	38,886

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dominion Resources, Inc. (Electric)	963	$68,662
Dover Corp. (Miscellaneous Manufacturing)	428	34,000
Dr. Pepper Snapple Group, Inc. (Beverages)	321	22,229
Dun & Bradstreet Corp. (Software)	107	13,141
E*TRADE Financial Corp.* (Diversified Financial Services)	535	11,931
E.I. du Pont de Nemours & Co. (Chemicals)	1,712	118,385
Eastman Chemical Co. (Chemicals)	535	43,217
Eaton Corp. (Miscellaneous Manufacturing)	642	43,906
eBay, Inc.* (Internet)	2,461	129,203
Ecolab, Inc. (Chemicals)	856	95,213
Edwards Lifesciences Corp.* (Healthcare - Products)	214	25,877
Electronic Arts, Inc.* (Software)	1,070	43,838
Emerson Electric Co. (Electrical Components & Equipment)	1,391	89,108
EOG Resources, Inc. (Oil & Gas)	1,819	172,896
EQT Corp. (Oil & Gas)	535	50,311
Equifax, Inc. (Commercial Services)	428	32,417
Equity Residential (REIT)	535	37,215
Essex Property Trust, Inc. (REIT)	107	21,588
Expedia, Inc. (Internet)	214	18,184
Expeditors International of Washington, Inc. (Transportation)	321	13,694
F5 Networks, Inc.* (Internet)	214	26,318
Facebook, Inc.* - Class A (Internet)	6,741	505,508
Fastenal Co. (Distribution/Wholesale)	856	37,698
FedEx Corp. (Transportation)	428	71,647
Fidelity National Information Services, Inc. (Software)	963	56,230
Fifth Third Bancorp (Banks)	2,782	55,612
First Horizon National Corp. (Banks)	1	10
First Solar, Inc.* (Semiconductors)	214	12,605
Fiserv, Inc.* (Software)	856	59,475
FLIR Systems, Inc. (Electronics)	321	10,763
Flowserve Corp. (Machinery-Diversified)	428	29,100
FMC Corp. (Chemicals)	428	24,546
FMC Technologies, Inc.* (Oil & Gas Services)	749	41,974
Fossil Group, Inc.* (Distribution/Wholesale)	107	10,878
Franklin Resources, Inc. (Diversified Financial Services)	1,284	71,403
GameStop Corp. - Class A (Retail)	214	9,151
Garmin, Ltd. (Electronics)	214	11,873
General Dynamics Corp. (Aerospace/Defense)	428	59,817
General Growth Properties, Inc. (REIT)	856	22,179
General Mills, Inc. (Food)	1,070	55,597
Genuine Parts Co. (Distribution/Wholesale)	214	20,775
Gilead Sciences, Inc.* (Biotechnology)	4,922	551,264
Google, Inc.* - Class A (Internet)	963	546,858
Google, Inc.* - Class C (Internet)	963	538,394
H & R Block, Inc. (Commercial Services)	642	20,743
Halliburton Co. (Oil & Gas Services)	2,782	153,399
Harley-Davidson, Inc. (Leisure Time)	749	49,209
Harman International Industries, Inc. (Home Furnishings)	214	22,971
Harris Corp. (Telecommunications)	214	14,894
Hasbro, Inc. (Toys/Games/Hobbies)	214	12,311
Health Care REIT, Inc. (REIT)	749	53,261
Helmerich & Payne, Inc. (Oil & Gas)	321	27,869
Honeywell International, Inc. (Electronics)	1,712	164,557
Hormel Foods Corp. (Food)	321	17,305
Hospira, Inc.* (Healthcare - Products)	214	11,492
Host Hotels & Resorts, Inc. (REIT)	1,605	37,413
Huntington Bancshares, Inc. (Banks)	2,675	26,509
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	642	58,454
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	535	33,502
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	321	66,861
International Business Machines Corp. (Computers)	1,391	228,681
International Flavors & Fragrances, Inc. (Chemicals)	107	10,609
Intuit, Inc. (Software)	963	84,754
Intuitive Surgical, Inc.* (Healthcare - Products)	107	53,051
Invesco, Ltd. (Diversified Financial Services)	1,391	56,294
Iron Mountain, Inc. (Commercial Services)	214	7,719
Johnson & Johnson (Pharmaceuticals)	5,457	588,156
Johnson Controls, Inc. (Auto Parts & Equipment)	2,140	101,115
Kansas City Southern Industries, Inc. (Transportation)	321	39,416
Kellogg Co. (Food)	428	27,375
Keurig Green Mountain, Inc. (Beverages)	428	64,949
KeyCorp (Banks)	2,889	38,135
Kimberly-Clark Corp. (Household Products/Wares)	749	85,588
Kimco Realty Corp. (REIT)	642	16,018
Kinder Morgan, Inc. (Pipelines)	2,140	82,818
KLA-Tencor Corp. (Semiconductors)	535	42,345
Kraft Foods Group, Inc. (Food)	1,926	108,530
L Brands, Inc. (Retail)	535	38,584
Laboratory Corp. of America Holdings* (Healthcare - Services)	107	11,694
Lam Research Corp. (Semiconductors)	214	16,662
Lennar Corp. - Class A (Home Builders)	321	13,829
Leucadia National Corp. (Holding Companies - Diversified)	428	10,178
Lincoln National Corp. (Insurance)	428	23,437
Linear Technology Corp. (Semiconductors)	428	18,336
Lockheed Martin Corp. (Aerospace/Defense)	535	101,955
Lorillard, Inc. (Agriculture)	1,177	72,386
Lowe’s Cos., Inc. (Retail)	1,926	110,167
LyondellBasell Industries N.V. - Class A (Chemicals)	1,391	127,457
Marathon Petroleum Corp. (Oil & Gas)	428	38,905

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Marriott International, Inc. - Class A (Lodging)	429	$32,474
Marsh & McLennan Cos., Inc. (Insurance)	1,177	63,993
Martin Marietta Materials (Building Materials)	107	12,510
Masco Corp. (Building Materials)	749	16,530
MasterCard, Inc. - Class A (Commercial Services)	3,210	268,837
Mattel, Inc. (Toys/Games/Hobbies)	642	19,947
McCormick & Co., Inc. (Food)	214	15,134
McDonald’s Corp. (Retail)	1,819	170,495
McGraw Hill Financial, Inc. (Commercial Services)	535	48,407
McKesson Corp. (Pharmaceuticals)	321	65,295
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	642	63,757
Medtronic, Inc. (Healthcare - Products)	1,819	123,982
Merck & Co., Inc. (Pharmaceuticals)	4,494	260,382
Michael Kors Holdings, Ltd.* (Apparel)	642	50,455
Microchip Technology, Inc. (Semiconductors)	642	27,677
Micron Technology, Inc.* (Semiconductors)	3,531	116,841
Microsoft Corp. (Software)	27,071	1,270,982
Mohawk Industries, Inc.* (Textiles)	214	30,397
Monsanto Co. (Chemicals)	1,712	196,948
Monster Beverage Corp.* (Beverages)	428	43,177
Moody’s Corp. (Commercial Services)	642	63,706
Motorola Solutions, Inc. (Telecommunications)	321	20,705
Mylan Laboratories, Inc.* (Pharmaceuticals)	1,177	63,028
National Oilwell Varco, Inc. (Oil & Gas Services)	642	46,635
Navient Corp. (Diversified Financial Services)	535	10,582
Neilsen Holdings N.V. (Media)	535	22,732
NetApp, Inc. (Computers)	749	32,057
Netflix, Inc.* (Internet)	214	84,053
Newell Rubbermaid, Inc. (Housewares)	428	14,265
Newfield Exploration Co.* (Oil & Gas)	321	10,468
News Corp.* - Class A (Media)	1,605	24,845
NIKE, Inc. - Class B (Apparel)	2,354	218,852
Noble Energy, Inc. (Oil & Gas)	1,177	67,831
Nordstrom, Inc. (Retail)	214	15,539
Norfolk Southern Corp. (Transportation)	1,070	118,385
Northrop Grumman Corp. (Aerospace/Defense)	321	44,285
NVIDIA Corp. (Semiconductors)	856	16,726
Occidental Petroleum Corp. (Oil & Gas)	1,177	104,671
Omnicom Group, Inc. (Advertising)	856	61,513
Oracle Corp. (Software)	5,778	225,631
O’Reilly Automotive, Inc.* (Retail)	321	56,457
Owens-Illinois, Inc.* (Packaging & Containers)	321	8,272
PACCAR, Inc. (Auto Manufacturers)	1,177	76,882
Pall Corp. (Miscellaneous Manufacturing)	214	19,564
Parker Hannifin Corp. (Miscellaneous Manufacturing)	321	40,777
Paychex, Inc. (Software)	749	35,158
Pentair PLC (Miscellaneous Manufacturing)	428	28,697
People’s United Financial, Inc. (Savings & Loans)	535	7,822
PepsiCo, Inc. (Beverages)	2,889	277,835
PerkinElmer, Inc. (Electronics)	214	9,292
Perrigo Co. PLC (Pharmaceuticals)	428	69,101
PetSmart, Inc. (Retail)	214	15,483
Pfizer, Inc. (Pharmaceuticals)	10,165	304,442
Philip Morris International, Inc. (Agriculture)	2,889	257,149
Pioneer Natural Resources Co. (Oil & Gas)	428	80,918
Pitney Bowes, Inc. (Office/Business Equipment)	642	15,883
Plum Creek Timber Co., Inc. (REIT)	321	13,164
PPG Industries, Inc. (Chemicals)	428	87,179
Praxair, Inc. (Chemicals)	535	67,405
Precision Castparts Corp. (Metal Fabricate/Hardware)	428	94,460
Priceline.com, Inc.* (Internet)	214	258,129
Principal Financial Group, Inc. (Insurance)	428	22,414
Procter & Gamble Co. (Cosmetics/Personal Care)	4,494	392,191
Prologis, Inc. (REIT)	963	40,109
Prudential Financial, Inc. (Insurance)	1,498	132,634
Public Storage, Inc. (REIT)	321	59,173
PVH Corp. (Retail)	214	24,471
Qualcomm, Inc. (Semiconductors)	5,457	428,429
Quanta Services, Inc.* (Commercial Services)	214	7,293
Ralph Lauren Corp. (Apparel)	107	17,638
Range Resources Corp. (Oil & Gas)	535	36,594
Raytheon Co. (Aerospace/Defense)	535	55,576
Red Hat, Inc.* (Software)	642	37,827
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	214	84,256
Regions Financial Corp. (Banks)	2,247	22,313
Reynolds American, Inc. (Agriculture)	535	33,657
Robert Half International, Inc. (Commercial Services)	428	23,446
Rockwell Automation, Inc. (Machinery-Diversified)	428	48,086
Rockwell Collins, Inc. (Aerospace/Defense)	214	18,008
Roper Industries, Inc. (Machinery-Diversified)	214	33,876
Ross Stores, Inc. (Retail)	642	51,822
Safeway, Inc. (Food)	749	26,110
Salesforce.com, Inc.* (Software)	1,926	123,245
SanDisk Corp. (Computers)	749	70,511
Schlumberger, Ltd. (Oil & Gas Services)	4,280	422,265
Scripps Networks Interactive - Class A (Media)	321	24,794
Seagate Technology PLC (Computers)	1,070	67,228
Sealed Air Corp. (Packaging & Containers)	749	27,151
Sherwin-Williams Co. (Chemicals)	321	73,689

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Sigma-Aldrich Corp. (Chemicals)	214	$29,085
Simon Property Group, Inc. (REIT)	642	115,053
Snap-on, Inc. (Hand/Machine Tools)	107	14,139
Southwest Airlines Co. (Airlines)	2,247	77,477
Southwestern Energy Co.* (Oil & Gas)	642	20,871
Spectra Energy Corp. (Pipelines)	1,070	41,869
St. Jude Medical, Inc. (Healthcare - Products)	963	61,796
Starbucks Corp. (Retail)	2,461	185,953
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	642	49,216
State Street Corp. (Banks)	749	56,520
Stericycle, Inc.* (Environmental Control)	321	40,446
Stryker Corp. (Healthcare - Products)	963	84,290
Symantec Corp. (Internet)	1,177	29,213
T. Rowe Price Group, Inc. (Diversified Financial Services)	856	70,269
TE Connectivity, Ltd. (Electronics)	749	45,786
Tenet Healthcare Corp.* (Healthcare - Services)	107	5,997
Teradata Corp.* (Computers)	214	9,056
Texas Instruments, Inc. (Semiconductors)	2,140	106,272
Textron, Inc. (Miscellaneous Manufacturing)	963	39,993
The Charles Schwab Corp. (Diversified Financial Services)	3,745	107,369
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	749	56,310
The Gap, Inc. (Retail)	642	24,325
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	856	20,741
The Hershey Co. (Food)	535	51,312
The Home Depot, Inc. (Retail)	2,889	281,735
The Interpublic Group of Cos., Inc. (Advertising)	1,391	26,971
The JM Smucker Co. - Class A (Food)	107	11,128
The Macerich Co. (REIT)	428	30,174
The Williams Cos., Inc. (Pipelines)	963	53,456
Thermo Fisher Scientific, Inc. (Electronics)	1,284	150,960
Tiffany & Co. (Retail)	321	30,855
Time Warner Cable, Inc. (Media)	963	141,763
Time Warner, Inc. (Media)	1,498	119,046
TJX Cos., Inc. (Retail)	2,247	142,280
Torchmark Corp. (Insurance)	428	22,667
Total System Services, Inc. (Commercial Services)	535	18,078
Tractor Supply Co. (Retail)	428	31,338
TripAdvisor, Inc.* (Internet)	321	28,460
Twenty-First Century Fox, Inc. - Class A (Media)	3,424	118,060
Tyco International, Ltd. (Electronics)	749	32,155
U.S. Bancorp (Banks)	3,103	132,188
Under Armour, Inc.* - Class A (Apparel)	535	35,085
Union Pacific Corp. (Transportation)	2,996	348,883
United Parcel Service, Inc. - Class B (Transportation)	2,354	246,958
United Rentals, Inc.* (Commercial Services)	321	35,329
United Technologies Corp. (Aerospace/Defense)	1,605	171,735
Universal Health Services, Inc. - Class B (Healthcare - Services)	321	33,291
Urban Outfitters, Inc.* (Retail)	214	6,497
V.F. Corp. (Apparel)	1,177	79,659
Varian Medical Systems, Inc.* (Healthcare - Products)	214	18,002
Ventas, Inc. (REIT)	428	29,322
VeriSign, Inc.* (Internet)	321	19,183
Verizon Communications, Inc. (Telecommunications)	7,062	354,866
Vertex Pharmaceuticals, Inc.* (Biotechnology)	749	84,367
Viacom, Inc. - Class B (Media)	1,284	93,321
Visa, Inc. - Class A (Diversified Financial Services)	1,605	387,495
Vornado Realty Trust (REIT)	321	35,143
Vulcan Materials Co. (Building Materials)	214	13,206
W.W. Grainger, Inc. (Distribution/Wholesale)	214	52,815
Walgreen Co. (Retail)	1,391	89,330
Walt Disney Co. (Media)	3,531	322,663
Waste Management, Inc. (Environmental Control)	749	36,619
Waters Corp.* (Electronics)	214	23,711
Western Digital Corp. (Computers)	749	73,679
Western Union Co. (Commercial Services)	1,070	18,147
Whole Foods Market, Inc. (Food)	749	29,458
Wyndham Worldwide Corp. (Lodging)	428	33,243
Wynn Resorts, Ltd. (Lodging)	214	40,662
Xilinx, Inc. (Semiconductors)	535	23,797
Xylem, Inc. (Machinery-Diversified)	321	11,672
Yahoo!, Inc.* (Internet)	2,996	137,966
YUM! Brands, Inc. (Retail)	856	61,486
Zimmer Holdings, Inc. (Healthcare - Products)	321	35,708
Zions Bancorp (Banks)	321	9,299
Zoetis, Inc. (Pharmaceuticals)	1,070	39,761
TOTAL COMMON STOCKS
(Cost $25,146,552)		31,456,737

TOTAL INVESTMENT SECURITIES
(Cost $25,146,552) - 99.7%		31,456,737
Net other assets (liabilities) - 0.3%		100,606

NET ASSETS - 100.0%		$31,557,343

*              Non-income producing security

See accompanying notes to schedules of portfolio investments.

Large-Cap Growth ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$88,484	0.3%
Aerospace/Defense	732,049	2.3%
Agriculture	528,708	1.7%
Airlines	189,396	0.6%
Apparel	401,689	1.3%
Auto Manufacturers	76,882	0.2%
Auto Parts & Equipment	194,087	0.6%
Banks	617,526	2.0%
Beverages	877,873	2.8%
Biotechnology	1,768,820	5.6%
Building Materials	42,247	0.1%
Chemicals	956,714	3.0%
Commercial Services	759,526	2.4%
Computers	2,802,307	9.0%
Cosmetics/Personal Care	568,564	1.8%
Distribution/Wholesale	122,166	0.4%
Diversified Financial Services	1,416,988	4.5%
Electric	68,662	0.2%
Electrical Components & Equipment	133,748	0.4%
Electronics	550,303	1.7%
Environmental Control	77,065	0.2%
Food	356,128	1.1%
Hand/Machine Tools	14,139	NM
Healthcare - Products	748,731	2.4%
Healthcare - Services	161,275	0.5%
Holding Companies - Diversified	10,178	NM
Home Builders	13,829	NM
Home Furnishings	22,971	0.1%
Household Products/Wares	106,881	0.3%
Housewares	14,265	NM
Insurance	347,963	1.1%
Internet	2,713,678	8.7%
Leisure Time	49,209	0.2%
Lodging	155,595	0.5%
Machinery-Diversified	169,657	0.5%
Media	1,610,283	5.1%
Metal Fabricate/Hardware	94,460	0.3%
Miscellaneous Manufacturing	791,415	2.5%
Office/Business Equipment	15,883	0.1%
Oil & Gas	776,469	2.5%
Oil & Gas Services	664,273	2.1%
Packaging & Containers	49,211	0.2%
Pharmaceuticals	2,410,341	7.6%
Pipelines	178,143	0.6%
Real Estate	20,544	0.1%
REIT	786,724	2.5%
Retail	1,639,337	5.2%
Savings & Loans	7,822	NM
Semiconductors	946,726	3.0%
Software	2,238,452	7.1%
Telecommunications	390,464	1.2%
Textiles	30,397	0.1%
Toys/Games/Hobbies	32,258	0.1%
Transportation	915,232	2.9%
Other **	100,606	0.3%
Total	$31,557,343	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (100.2%)
Aaron’s, Inc. (Commercial Services)	760	$18,818
Abercrombie & Fitch Co. - Class A (Retail)	840	28,123
Advance Auto Parts, Inc. (Retail)	360	52,906
Advanced Micro Devices, Inc.* (Semiconductors)	3,880	10,864
Aecom Technology Corp.* (Engineering & Construction)	1,928	62,756
AGCO Corp. (Machinery-Diversified)	1,000	44,310
Albemarle Corp. (Chemicals)	480	28,022
Alexandria Real Estate Equities, Inc. (REIT)	840	69,720
Alleghany Corp.* (Insurance)	200	88,855
Alliant Energy Corp. (Electric)	1,320	81,722
Alliant Techsystems, Inc. (Aerospace/Defense)	200	23,392
Allscripts Healthcare Solutions, Inc.* (Software)	920	12,622
American Campus Communities, Inc. (REIT)	1,240	48,695
American Eagle Outfitters, Inc. (Retail)	2,040	26,255
American Financial Group, Inc. (Insurance)	880	52,650
ANN, Inc.* (Retail)	520	19,963
AOL, Inc.* (Internet)	920	40,048
Apollo Group, Inc.* - Class A (Commercial Services)	1,160	33,245
AptarGroup, Inc. (Miscellaneous Manufacturing)	360	22,406
Aqua America, Inc. (Water)	1,080	28,296
ARRIS Group, Inc.* (Telecommunications)	520	15,610
Arrow Electronics, Inc.* (Distribution/Wholesale)	1,160	65,957
Arthur J. Gallagher & Co. (Insurance)	800	38,160
Ascena Retail Group, Inc.* (Retail)	1,560	19,422
Ashland, Inc. (Chemicals)	840	90,780
Aspen Insurance Holdings, Ltd. (Insurance)	760	33,159
Astoria Financial Corp. (Savings & Loans)	1,040	13,676
Atmel Corp.* (Semiconductors)	2,800	20,776
Atmos Energy Corp. (Gas)	1,200	63,600
Atwood Oceanics, Inc.* (Oil & Gas)	720	29,268
Avnet, Inc. (Electronics)	1,640	70,930
Bank of Hawaii Corp. (Banks)	280	16,394
Big Lots, Inc. (Retail)	640	29,216
BioMed Realty Trust, Inc. (REIT)	2,280	49,522
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	240	27,077
Black Hills Corp. (Electric)	520	28,460
Brown & Brown, Inc. (Insurance)	680	21,665
Cabela’s, Inc.* (Retail)	280	13,446
Cabot Corp. (Chemicals)	760	35,287
Cadence Design Systems, Inc.* (Computers)	1,120	20,104
Camden Property Trust (REIT)	1,000	76,670
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	360	31,997
Carpenter Technology Corp. (Iron/Steel)	240	12,012
CDK Global, Inc.* (Software)	680	22,848
Centene Corp.* (Healthcare - Services)	680	63,016
Chico’s FAS, Inc. (Retail)	1,000	15,080
Church & Dwight, Inc. (Household Products/Wares)	720	52,135
Cinemark Holdings, Inc. (Entertainment)	680	24,017
Civeo Corp. (Commercial Services)	720	8,777
Clarcor, Inc. (Miscellaneous Manufacturing)	280	18,749
Clean Harbors, Inc.* (Environmental Control)	640	31,763
Cleco Corp. (Electric)	720	38,707
Cliffs Natural Resources, Inc. (Iron/Steel)	1,800	20,214
Commerce Bancshares, Inc. (Banks)	520	23,535
Commercial Metals Co. (Iron/Steel)	1,400	24,206
Community Health Systems, Inc.* (Healthcare - Services)	1,360	74,759
Compass Minerals International, Inc. (Mining)	240	20,563
Compuware Corp. (Software)	1,520	15,428
Convergys Corp. (Commercial Services)	1,200	24,204
Con-way, Inc. (Transportation)	360	15,613
Corporate Office Properties Trust (REIT)	1,040	28,434
Corrections Corp. of America (REIT)	1,360	50,021
Covisint Corp.* (Electrical Components & Equipment)	149	431
Crane Co. (Miscellaneous Manufacturing)	280	17,458
CST Brands, Inc. (Retail)	880	33,660
Cullen/Frost Bankers, Inc. (Banks)	360	29,092
Cypress Semiconductor Corp. (Semiconductors)	1,000	9,910
Cytec Industries, Inc. (Chemicals)	480	22,382
Dean Foods Co. (Food)	1,120	16,475
DeVry, Inc. (Commercial Services)	680	32,919
Dick’s Sporting Goods, Inc. (Retail)	1,160	52,629
Diebold, Inc. (Computers)	440	15,589
Domtar Corp. (Forest Products & Paper)	760	31,213
Donaldson Co., Inc. (Miscellaneous Manufacturing)	640	26,611
Dresser-Rand Group, Inc.* (Oil & Gas Services)	360	29,412
DST Systems, Inc. (Computers)	160	15,416
Duke Realty Corp. (REIT)	2,480	47,021
Eaton Vance Corp. (Diversified Financial Services)	520	19,152
Energen Corp. (Oil & Gas)	360	24,372
Energizer Holdings, Inc. (Electrical Components & Equipment)	400	49,060
Equinix, Inc. (Internet)	280	58,492
Equity One, Inc. (REIT)	560	13,440
Esterline Technologies Corp.* (Aerospace/Defense)	360	42,160
Everest Re Group, Ltd. (Insurance)	520	88,738
Exelis, Inc. (Aerospace/Defense)	2,200	39,270
FactSet Research Systems, Inc. (Media)	160	21,030
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,400	21,490
Federal Realty Investment Trust (REIT)	400	52,720
Federated Investors, Inc. - Class B (Diversified Financial Services)	560	17,511

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
First American Financial Corp. (Insurance)	1,280	$38,810
First Horizon National Corp. (Banks)	2,800	36,007
First Niagara Financial Group, Inc. (Savings & Loans)	4,160	31,158
FirstMerit Corp. (Banks)	960	17,616
Flowers Foods, Inc. (Food)	680	12,920
Foot Locker, Inc. (Retail)	1,680	94,096
Fortinet, Inc.* (Telecommunications)	1,000	26,050
FTI Consulting, Inc.* (Commercial Services)	200	8,076
Fulton Financial Corp. (Banks)	2,200	26,136
GATX Corp. (Trucking & Leasing)	520	32,968
Granite Construction, Inc. (Engineering & Construction)	440	16,240
Great Plains Energy, Inc. (Electric)	1,800	48,474
Greif, Inc. - Class A (Packaging & Containers)	400	17,624
GUESS?, Inc. (Retail)	760	16,849
Halyard Health, Inc.* (Healthcare - Products)	240	9,113
Hancock Holding Co. (Banks)	960	33,782
Hanover Insurance Group, Inc. (Insurance)	520	34,809
Harsco Corp. (Miscellaneous Manufacturing)	520	11,274
Hawaiian Electric Industries, Inc. (Electric)	1,200	33,792
HCC Insurance Holdings, Inc. (Insurance)	1,160	60,540
Health Net, Inc.* (Healthcare - Services)	960	45,610
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,160	30,902
Henry Schein, Inc.* (Healthcare - Products)	440	52,813
Herman Miller, Inc. (Office Furnishings)	240	7,680
Highwoods Properties, Inc. (REIT)	600	25,722
Hill-Rom Holdings, Inc. (Healthcare - Products)	320	14,234
HMS Holdings Corp.* (Commercial Services)	360	8,363
HollyFrontier Corp. (Oil & Gas)	2,320	105,282
Hologic, Inc.* (Healthcare - Products)	1,160	30,380
Home Properties, Inc. (REIT)	680	43,731
Hospitality Properties Trust (REIT)	1,760	52,114
HSN, Inc. (Retail)	400	26,428
Hubbell, Inc. - Class B (Electrical Components & Equipment)	280	31,755
Huntington Ingalls Industries, Inc. (Shipbuilding)	280	29,630
IDACORP, Inc. (Electric)	600	37,938
IDEXX Laboratories, Inc.* (Healthcare - Products)	240	34,001
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	1,840	49,386
Ingredion, Inc. (Food)	880	67,980
Integrated Device Technology, Inc.* (Semiconductors)	640	10,502
InterDigital, Inc. (Telecommunications)	320	15,818
International Bancshares Corp. (Banks)	680	19,292
International Game Technology (Entertainment)	1,000	16,390
International Rectifier Corp.* (Semiconductors)	840	33,407
International Speedway Corp. - Class A (Entertainment)	320	10,026
Intersil Corp. - Class A (Semiconductors)	1,520	20,201
Itron, Inc.* (Electronics)	480	18,686
ITT Corp. (Miscellaneous Manufacturing)	640	28,838
J.C. Penney Co., Inc.* (Retail)	3,600	27,396
Janus Capital Group, Inc. (Diversified Financial Services)	1,760	26,382
JDS Uniphase Corp.* (Telecommunications)	960	12,922
JetBlue Airways Corp.* (Airlines)	2,880	33,235
John Wiley & Sons, Inc. (Media)	560	32,699
Jones Lang LaSalle, Inc. (Real Estate)	520	70,309
KB Home (Home Builders)	1,080	16,999
KBR, Inc. (Engineering & Construction)	1,720	32,818
Kemper Corp. (Insurance)	600	22,110
Kennametal, Inc. (Hand/Machine Tools)	560	21,622
Keysight Technologies, Inc.* (Electrical Components & Equipment)	1,160	36,540
Kilroy Realty Corp. (REIT)	520	35,225
Knowles Corp.* (Telecommunications)	600	11,676
Lamar Advertising Co. - Class A (Advertising)	360	18,594
Lancaster Colony Corp. (Food)	120	10,979
Landstar System, Inc. (Transportation)	320	23,683
LaSalle Hotel Properties (REIT)	640	25,094
Leidos Holdings, Inc. (Commercial Services)	720	26,330
Lennox International, Inc. (Building Materials)	160	14,227
Lexmark International, Inc. - Class A (Computers)	720	31,075
Liberty Property Trust (REIT)	880	30,598
Life Time Fitness, Inc.* (Leisure Time)	440	24,539
LifePoint Hospitals, Inc.* (Healthcare - Services)	520	36,400
Live Nation, Inc.* (Commercial Services)	760	19,760
Louisiana-Pacific Corp.* (Building Materials)	880	12,848
M.D.C. Holdings, Inc. (Home Builders)	440	10,745
Mack-Cali Realty Corp. (REIT)	1,000	18,730
Manpower, Inc. (Commercial Services)	920	61,410
MDU Resources Group, Inc. (Electric)	2,280	64,250
Mednax, Inc.* (Healthcare - Services)	400	24,972
Mercury General Corp. (Insurance)	440	23,373
Meredith Corp. (Media)	160	8,342
Mid-America Apartment Communities, Inc. (REIT)	520	36,743
Minerals Technologies, Inc. (Chemicals)	160	12,274
MSA Safety, Inc. (Machinery - Construction & Mining)	160	9,195
MSC Industrial Direct Co. - Class A (Retail)	320	25,910
Murphy USA, Inc.* (Oil & Gas)	520	29,796
National Fuel Gas Co. (Gas)	560	38,769
National Instruments Corp. (Electronics)	440	13,939
National Retail Properties, Inc. (REIT)	1,480	56,418
NCR Corp.* (Computers)	880	24,350

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
New York Community Bancorp (Savings & Loans)	5,200	$82,940
NewMarket Corp. (Chemicals)	40	15,520
NOW, Inc.* (Oil & Gas Services)	640	19,238
NVR, Inc.* (Home Builders)	40	49,103
Office Depot, Inc.* (Retail)	3,240	16,913
OGE Energy Corp. (Electric Utilities)	2,360	88,004
Olin Corp. (Chemicals)	920	22,301
Omnicare, Inc. (Pharmaceuticals)	720	47,945
ONE Gas, Inc. (Gas)	600	22,770
Oshkosh Truck Corp. (Auto Manufacturers)	1,000	44,760
Owens & Minor, Inc. (Distribution/Wholesale)	760	25,323
Peabody Energy Corp. (Coal)	3,200	33,376
Plantronics, Inc. (Telecommunications)	200	10,374
PNM Resources, Inc. (Electric)	920	26,542
Polycom, Inc.* (Telecommunications)	1,600	20,928
PolyOne Corp. (Chemicals)	480	17,765
Post Holdings, Inc.* (Food)	520	19,500
Potlatch Corp. (REIT)	240	10,558
Primerica, Inc. (Insurance)	640	32,736
Prosperity Bancshares, Inc. (Banks)	320	19,325
Protective Life Corp. (Insurance)	920	64,106
Questar Corp. (Gas)	1,080	26,039
R.R. Donnelley & Sons Co. (Commercial Services)	880	15,356
Raymond James Financial Corp. (Diversified Financial Services)	1,480	83,073
Rayonier Advanced Materials, Inc. (Chemicals)	240	6,847
Rayonier, Inc. (REIT)	880	29,454
Realty Income Corp. (REIT)	2,640	121,518
Regal-Beloit Corp. (Hand/Machine Tools)	520	36,904
Regency Centers Corp. (REIT)	600	36,420
Reinsurance Group of America, Inc. (Insurance)	800	67,400
Reliance Steel & Aluminum Co. (Iron/Steel)	920	62,082
RenaissanceRe Holdings (Insurance)	360	37,199
Rent-A-Center, Inc. (Commercial Services)	640	19,821
ResMed, Inc. (Healthcare - Products)	600	31,332
RF Micro Devices, Inc.* (Telecommunications)	3,400	44,233
Riverbed Technology, Inc.* (Computers)	800	15,192
Rock-Tenn Co. - Class A (Packaging & Containers)	960	49,104
Rollins, Inc. (Commercial Services)	280	8,924
Rovi Corp.* (Semiconductors)	1,120	23,386
Rowan Cos. PLC - Class A (Oil & Gas)	1,480	35,920
Royal Gold, Inc. (Mining)	760	43,434
RPM, Inc. (Chemicals)	720	32,616
Science Applications International Corp. (Computers)	480	23,477
Semtech Corp.* (Semiconductors)	400	10,152
Senior Housing Properties Trust (REIT)	1,320	29,819
Sensient Technologies Corp. (Chemicals)	560	33,141
Service Corp. International (Commercial Services)	1,040	22,745
Signet Jewelers, Ltd. (Retail)	440	52,804
Silgan Holdings, Inc. (Packaging & Containers)	520	25,563
Silicon Laboratories, Inc.* (Semiconductors)	480	21,883
Sirona Dental Systems, Inc.* (Healthcare - Products)	280	21,994
Skyworks Solutions, Inc. (Semiconductors)	800	46,593
SL Green Realty Corp. (REIT)	1,120	129,583
Solera Holdings, Inc. (Software)	240	12,468
Sonoco Products Co. (Packaging & Containers)	1,200	49,044
SPX Corp. (Miscellaneous Manufacturing)	520	49,291
StanCorp Financial Group, Inc. (Insurance)	520	36,171
Steel Dynamics, Inc. (Iron/Steel)	2,840	65,348
STERIS Corp. (Healthcare - Products)	280	17,304
SunEdison, Inc.* (Semiconductors)	920	17,949
Superior Energy Services, Inc. (Oil & Gas Services)	1,840	46,276
Synopsys, Inc.* (Computers)	1,040	42,619
Tanger Factory Outlet Centers, Inc. (REIT)	560	20,031
Taubman Centers, Inc. (REIT)	360	27,378
TCF Financial Corp. (Banks)	1,960	30,282
Tech Data Corp.* (Electronics)	440	26,277
Techne Corp. (Healthcare - Products)	200	18,210
Teleflex, Inc. (Healthcare - Products)	240	27,389
Telephone & Data Systems, Inc. (Telecommunications)	1,160	29,742
Teradyne, Inc. (Semiconductors)	2,400	44,160
The Cheesecake Factory, Inc. (Retail)	200	9,188
The Cooper Cos., Inc. (Healthcare - Products)	200	32,780
The New York Times Co. - Class A (Media)	1,520	19,517
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	280	16,587
The Timken Co. (Metal Fabricate/Hardware)	880	37,831
The Valspar Corp. (Chemicals)	400	32,864
Thor Industries, Inc. (Home Builders)	280	14,809
Thoratec Corp.* (Healthcare - Products)	280	7,610
Tibco Software, Inc.* (Internet)	800	18,696
Tidewater, Inc. (Transportation)	600	22,122
Time, Inc.* (Media)	880	19,879
TimkenSteel Corp. (Metal Fabricate/Hardware)	440	17,855
Tootsie Roll Industries, Inc. (Food)	120	3,558
Triumph Group, Inc. (Aerospace/Defense)	600	41,778
Trustmark Corp. (Banks)	800	19,464
TW Telecom, Inc.* (Telecommunications)	760	32,513
UDR, Inc. (REIT)	1,720	51,996
UGI Corp. (Gas)	2,040	76,887
Unit Corp.* (Oil & Gas)	560	27,115
United Natural Foods, Inc.* (Food)	600	40,812
United States Steel Corp. (Iron/Steel)	1,720	68,869
Valley National Bancorp (Banks)	2,240	22,355

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Valmont Industries, Inc. (Metal Fabricate/Hardware)	160	$21,787
VCA Antech, Inc.* (Pharmaceuticals)	520	23,696
Vectren Corp. (Gas)	960	43,152
VeriFone Systems, Inc.* (Computers)	1,320	49,184
Vishay Intertechnology, Inc. (Electronics)	1,600	21,616
W.R. Berkley Corp. (Insurance)	1,200	61,848
Washington Prime Group, Inc. (REIT)	1,000	17,630
Waste Connections, Inc. (Environmental Control)	520	25,948
Watsco, Inc. (Distribution/Wholesale)	200	20,324
Webster Financial Corp. (Banks)	440	13,790
Weingarten Realty Investors (REIT)	720	26,100
WellCare Health Plans, Inc.* (Healthcare - Services)	520	35,292
Werner Enterprises, Inc. (Transportation)	520	14,321
Westar Energy, Inc. (Electric)	1,520	57,471
WGL Holdings, Inc. (Gas)	600	28,200
Whitewave Foods Co.* (Food)	960	35,741
Williams-Sonoma, Inc. (Retail)	400	26,012
Woodward, Inc. (Electronics)	400	20,484
World Fuel Services Corp. (Retail)	840	34,642
WPX Energy, Inc.* (Oil & Gas)	2,400	45,888
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	240	17,700
TOTAL COMMON STOCKS
(Cost $6,856,651)		9,373,182

	Principal Amount	Value
Repurchase Agreements(a)(0.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $65,000	$65,000	$65,000

TOTAL REPURCHASE AGREEMENTS
(Cost $65,000)		65,000

TOTAL INVESTMENT SECURITIES
(Cost $6,921,651) - 100.9%		9,438,182
Net other assets (liabilities) - (0.9)%		(86,517)

NET ASSETS - 100.0%		$9,351,665

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Value ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$18,594	0.2%
Aerospace/Defense	146,600	1.6%
Airlines	33,235	0.4%
Auto Manufacturers	44,760	0.5%
Banks	307,070	3.3%
Biotechnology	27,077	0.3%
Building Materials	27,075	0.3%
Chemicals	349,798	3.7%
Coal	33,376	0.4%
Commercial Services	308,747	3.3%
Computers	237,005	2.5%
Distribution/Wholesale	160,990	1.7%
Diversified Financial Services	146,118	1.6%
Electric	417,356	4.5%
Electric Utilities	88,004	0.9%
Electrical Components & Equipment	117,786	1.3%
Electronics	171,932	1.8%
Engineering & Construction	111,814	1.2%
Entertainment	50,433	0.5%
Environmental Control	57,711	0.6%
Food	207,965	2.2%
Forest Products & Paper	31,213	0.3%
Gas	299,417	3.2%
Hand/Machine Tools	58,526	0.6%
Healthcare - Products	297,160	3.2%
Healthcare - Services	280,049	3.0%
Home Builders	91,656	1.0%
Household Products/Wares	68,722	0.7%
Insurance	802,330	8.5%
Internet	117,236	1.3%
Iron/Steel	252,731	2.7%
Leisure Time	24,539	0.3%
Machinery - Construction & Mining	9,195	0.1%
Machinery-Diversified	62,010	0.7%
Media	101,467	1.1%
Metal Fabricate/Hardware	77,474	0.8%
Mining	63,997	0.7%
Miscellaneous Manufacturing	206,624	2.2%
Office Furnishings	7,680	0.1%
Oil & Gas	297,640	3.2%
Oil & Gas Services	125,829	1.3%
Packaging & Containers	141,335	1.5%
Pharmaceuticals	71,641	0.8%
Real Estate	70,309	0.8%
REIT	1,261,105	13.4%
Retail	620,939	6.5%
Savings & Loans	127,774	1.4%
Semiconductors	291,272	3.1%
Shipbuilding	29,630	0.3%
Software	63,366	0.7%
Telecommunications	219,867	2.4%
Transportation	75,739	0.8%
Trucking & Leasing	32,968	0.4%
Water	28,296	0.3%
Other **	(21,517)	(0.2)%
Total	$9,351,665	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (99.6%)
3D Systems Corp.* (Computers)	1,323	$50,009
ACI Worldwide, Inc.* (Software)	1,449	27,879
Acuity Brands, Inc. (Electrical Components & Equipment)	567	79,057
Acxiom Corp.* (Software)	1,008	18,991
Advance Auto Parts, Inc. (Retail)	567	83,325
Advanced Micro Devices, Inc.* (Semiconductors)	3,717	10,408
Advent Software, Inc. (Software)	567	19,596
Alaska Air Group, Inc. (Airlines)	1,701	90,544
Albemarle Corp. (Chemicals)	504	29,424
Alexander & Baldwin, Inc. (Real Estate)	567	22,697
Align Technology, Inc.* (Healthcare - Products)	945	49,726
Alliant Techsystems, Inc. (Aerospace/Defense)	189	22,105
Allscripts Healthcare Solutions, Inc.* (Software)	1,134	15,558
AMC Networks, Inc.* - Class A (Media)	756	45,851
ANSYS, Inc.* (Software)	1,197	94,035
AptarGroup, Inc. (Miscellaneous Manufacturing)	441	27,448
Aqua America, Inc. (Water)	1,134	29,711
ARRIS Group, Inc.* (Telecommunications)	1,134	34,042
Arthur J. Gallagher & Co. (Insurance)	1,134	54,092
Associated Banc-Corp. (Banks)	1,953	36,716
Atmel Corp.* (Semiconductors)	2,268	16,829
Bally Technologies, Inc.* (Entertainment)	504	40,522
BancorpSouth, Inc. (Banks)	1,071	24,665
Bank of Hawaii Corp. (Banks)	252	14,755
BE Aerospace, Inc.* (Aerospace/Defense)	1,323	98,498
Belden, Inc. (Electrical Components & Equipment)	567	40,365
Brinker International, Inc. (Retail)	819	43,931
Broadridge Financial Solutions, Inc. (Software)	1,512	66,422
Brown & Brown, Inc. (Insurance)	756	24,086
Brunswick Corp. (Leisure Time)	1,197	56,020
Cabela’s, Inc.* (Retail)	315	15,126
Cadence Design Systems, Inc.* (Computers)	2,457	44,103
CARBO Ceramics, Inc. (Oil & Gas Services)	252	13,021
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	441	39,196
Carpenter Technology Corp. (Iron/Steel)	441	22,072
Carter’s, Inc. (Apparel)	693	54,144
Cathay Bancorp, Inc. (Banks)	945	24,957
CBOE Holdings, Inc. (Diversified Financial Services)	1,071	63,125
CDK Global, Inc.* (Software)	1,260	42,336
Charles River Laboratories International, Inc.* (Biotechnology)	567	35,812
Chico’s FAS, Inc. (Retail)	882	13,301
Church & Dwight, Inc. (Household Products/Wares)	945	68,427
Ciena Corp.* (Telecommunications)	1,386	23,229
Cinemark Holdings, Inc. (Entertainment)	567	20,026
City National Corp. (Banks)	630	49,587
Civeo Corp. (Commercial Services)	567	6,912
Clarcor, Inc. (Miscellaneous Manufacturing)	315	21,092
Cognex Corp.* (Machinery-Diversified)	1,134	44,861
Commerce Bancshares, Inc. (Banks)	441	19,960
CommVault Systems, Inc.* (Software)	567	25,141
Compass Minerals International, Inc. (Mining)	189	16,194
Compuware Corp. (Software)	1,134	11,510
Concur Technologies, Inc.* (Software)	630	80,842
Conversant, Inc.* (Internet)	756	26,649
Con-way, Inc. (Transportation)	315	13,662
Copart, Inc.* (Retail)	1,449	48,454
CoreLogic, Inc.* (Commercial Services)	1,134	35,574
Covance, Inc.* (Healthcare - Services)	693	55,371
Covisint Corp.* (Electrical Components & Equipment)	121	350
Crane Co. (Miscellaneous Manufacturing)	315	19,640
Cree, Inc.* (Semiconductors)	1,512	47,597
Cubist Pharmaceuticals, Inc.* (Biotechnology)	945	68,314
Cullen/Frost Bankers, Inc. (Banks)	315	25,455
Cypress Semiconductor Corp. (Semiconductors)	756	7,492
Cytec Industries, Inc. (Chemicals)	378	17,626
Deckers Outdoor Corp.* (Apparel)	441	38,570
Deluxe Corp. (Commercial Services)	630	38,304
Diebold, Inc. (Computers)	315	11,160
Domino’s Pizza, Inc. (Retail)	693	61,531
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,008	41,913
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	945	21,055
Dresser-Rand Group, Inc.* (Oil & Gas Services)	567	46,324
Dril-Quip, Inc.* (Oil & Gas Services)	504	45,335
DST Systems, Inc. (Computers)	189	18,210
Duke Realty Corp. (REIT)	1,638	31,056
Eagle Materials, Inc. (Building Materials)	630	55,081
East West Bancorp, Inc. (Banks)	1,827	67,161
Eaton Vance Corp. (Diversified Financial Services)	945	34,804
Endo International PLC* (Pharmaceuticals)	1,953	130,694
Energen Corp. (Oil & Gas)	567	38,386
Energizer Holdings, Inc. (Electrical Components & Equipment)	378	46,362
Equinix, Inc. (Internet)	378	78,965
Equity One, Inc. (REIT)	378	9,072
Extra Space Storage, Inc. (REIT)	1,386	80,611
FactSet Research Systems, Inc. (Media)	315	41,404
Fair Isaac Corp. (Software)	378	23,549
Federal Realty Investment Trust (REIT)	441	58,124
Federated Investors, Inc. - Class B (Diversified Financial Services)	567	17,730
FEI Co. (Electronics)	504	42,477

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
FirstMerit Corp. (Banks)	1,071	$19,653
Flowers Foods, Inc. (Food)	1,638	31,122
Fortinet, Inc.* (Telecommunications)	693	18,053
Fortune Brands Home & Security, Inc. (Building Materials)	2,016	87,192
FTI Consulting, Inc.* (Commercial Services)	315	12,720
Gartner Group, Inc.* (Commercial Services)	1,134	91,525
Genesee & Wyoming, Inc.* - Class A (Transportation)	630	60,606
Gentex Corp. (Electronics)	1,890	61,879
Global Payments, Inc. (Commercial Services)	882	71,001
Graco, Inc. (Machinery-Diversified)	756	59,346
Graham Holdings Co. - Class B (Media)	63	49,366
Gulfport Energy Corp.* (Oil & Gas)	1,071	53,742
Halyard Health, Inc.* (Healthcare - Products)	315	11,961
Hanesbrands, Inc. (Apparel)	1,260	133,068
Harsco Corp. (Miscellaneous Manufacturing)	504	10,927
Henry Schein, Inc.* (Healthcare - Products)	630	75,619
Herman Miller, Inc. (Office Furnishings)	504	16,128
Highwoods Properties, Inc. (REIT)	504	21,606
Hill-Rom Holdings, Inc. (Healthcare - Products)	378	16,813
HMS Holdings Corp.* (Commercial Services)	756	17,562
HNI Corp. (Office Furnishings)	567	26,451
Hologic, Inc.* (Healthcare - Products)	1,827	47,849
Hubbell, Inc. - Class B (Electrical Components & Equipment)	378	42,869
Huntington Ingalls Industries, Inc. (Shipbuilding)	315	33,333
IDEX Corp. (Machinery-Diversified)	1,008	75,509
IDEXX Laboratories, Inc.* (Healthcare - Products)	378	53,551
Informatica Corp.* (Software)	1,386	49,425
Integrated Device Technology, Inc.* (Semiconductors)	1,197	19,643
InterDigital, Inc. (Telecommunications)	189	9,342
International Game Technology (Entertainment)	2,016	33,042
ITT Corp. (Miscellaneous Manufacturing)	441	19,871
J.B. Hunt Transport Services, Inc. (Transportation)	1,197	95,486
Jack Henry & Associates, Inc. (Computers)	1,071	64,068
Jarden Corp.* (Household Products/Wares)	1,512	98,416
JDS Uniphase Corp.* (Telecommunications)	1,890	25,440
Kate Spade & Co.* (Retail)	1,638	44,439
Kennametal, Inc. (Hand/Machine Tools)	378	14,595
Keysight Technologies, Inc.* (Electrical Components & Equipment)	819	25,799
Kilroy Realty Corp. (REIT)	504	34,141
Kirby Corp.* (Transportation)	756	83,598
Knowles Corp.* (Telecommunications)	441	8,582
Lamar Advertising Co. - Class A (Advertising)	630	32,540
Lancaster Colony Corp. (Food)	126	11,528
Landstar System, Inc. (Transportation)	252	18,651
LaSalle Hotel Properties (REIT)	630	24,702
Lennox International, Inc. (Building Materials)	378	33,612
Liberty Property Trust (REIT)	945	32,858
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,008	73,059
Live Nation, Inc.* (Commercial Services)	1,008	26,208
LKQ Corp.* (Distribution/Wholesale)	3,843	109,795
Louisiana-Pacific Corp.* (Building Materials)	882	12,877
Mednax, Inc.* (Healthcare - Services)	819	51,130
Mentor Graphics Corp. (Computers)	1,260	26,699
Meredith Corp. (Media)	315	16,424
Mettler Toledo International, Inc.* (Electronics)	378	97,702
Mid-America Apartment Communities, Inc. (REIT)	441	31,161
Minerals Technologies, Inc. (Chemicals)	252	19,331
MSA Safety, Inc. (Machinery - Construction & Mining)	189	10,862
MSC Industrial Direct Co. - Class A (Retail)	315	25,506
MSCI, Inc. - Class A (Software)	1,512	70,550
National Fuel Gas Co. (Gas)	504	34,891
National Instruments Corp. (Electronics)	819	25,946
NCR Corp.* (Computers)	1,197	33,121
NeuStar, Inc.* - Class A (Telecommunications)	693	18,302
NewMarket Corp. (Chemicals)	63	24,445
Nordson Corp. (Machinery-Diversified)	756	57,872
NOW, Inc.* (Oil & Gas Services)	630	18,938
NVR, Inc.* (Home Builders)	63	77,338
Oceaneering International, Inc. (Oil & Gas Services)	1,386	97,394
Office Depot, Inc.* (Retail)	2,646	13,812
Oil States International, Inc.* (Oil & Gas Services)	693	41,400
Old Dominion Freight Line, Inc.* (Transportation)	882	64,271
Old Republic International Corp. (Insurance)	3,087	45,595
OMEGA Healthcare Investors, Inc. (REIT)	1,638	62,506
Omnicare, Inc. (Pharmaceuticals)	504	33,561
Packaging Corp. of America (Packaging & Containers)	1,260	90,821
PacWest Bancorp (Banks)	1,260	53,752
Panera Bread Co.* - Class A (Retail)	315	50,917
Patterson-UTI Energy, Inc. (Oil & Gas)	1,827	42,076
Plantronics, Inc. (Telecommunications)	315	16,339
Polaris Industries, Inc. (Leisure Time)	756	114,050
PolyOne Corp. (Chemicals)	693	25,648
Potlatch Corp. (REIT)	252	11,085
Prosperity Bancshares, Inc. (Banks)	441	26,632
PTC, Inc.* (Software)	1,512	57,683

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Questar Corp. (Gas)	1,071	$25,822
R.R. Donnelley & Sons Co. (Commercial Services)	1,575	27,484
Rackspace Hosting, Inc.* (Internet)	1,512	58,000
Rayonier Advanced Materials, Inc. (Chemicals)	252	7,190
Rayonier, Inc. (REIT)	693	23,195
Regency Centers Corp. (REIT)	504	30,593
RenaissanceRe Holdings (Insurance)	126	13,020
ResMed, Inc. (Healthcare - Products)	1,134	59,217
Riverbed Technology, Inc.* (Computers)	1,134	21,535
Rock-Tenn Co. - Class A (Packaging & Containers)	756	38,669
Rollins, Inc. (Commercial Services)	504	16,062
Rosetta Resources, Inc.* (Oil & Gas)	756	28,751
RPM, Inc. (Chemicals)	945	42,808
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	819	117,814
SEI Investments Co. (Commercial Services)	1,638	63,325
Semtech Corp.* (Semiconductors)	441	11,193
Senior Housing Properties Trust (REIT)	1,197	27,040
Service Corp. International (Commercial Services)	1,575	34,445
Signature Bank* (Banks)	630	76,311
Signet Jewelers, Ltd. (Retail)	567	68,046
Sirona Dental Systems, Inc.* (Healthcare - Products)	378	29,692
Skyworks Solutions, Inc. (Semiconductors)	1,512	88,058
SLM Corp. (Diversified Financial Services)	5,355	51,140
SM Energy Co. (Oil & Gas)	882	49,657
Smith Corp. (Miscellaneous Manufacturing)	945	50,416
SolarWinds, Inc.* (Software)	819	38,943
Solera Holdings, Inc. (Software)	567	29,456
Sotheby’s - Class A (Commercial Services)	756	29,983
STERIS Corp. (Healthcare - Products)	441	27,254
SunEdison, Inc.* (Semiconductors)	2,205	43,020
SUPERVALU, Inc.* (Food)	2,646	22,835
SVB Financial Group* (Banks)	630	70,554
Synopsys, Inc.* (Computers)	882	36,144
Synovus Financial Corp. (Banks)	1,764	44,735
Tanger Factory Outlet Centers, Inc. (REIT)	630	22,535
Taubman Centers, Inc. (REIT)	441	33,538
Techne Corp. (Healthcare - Products)	252	22,945
Teleflex, Inc. (Healthcare - Products)	252	28,758
Tempur-Pedic International, Inc.* (Home Furnishings)	756	39,796
Terex Corp. (Machinery - Construction & Mining)	1,386	39,875
The Cheesecake Factory, Inc. (Retail)	378	17,365
The Cooper Cos., Inc. (Healthcare - Products)	378	61,954
The Corporate Executive Board Co. (Commercial Services)	441	32,502
The Hain Celestial Group, Inc.* (Food)	630	68,197
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	252	14,928
The Ultimate Software Group, Inc.* (Software)	378	56,893
The Valspar Corp. (Chemicals)	504	41,408
The Wendy’s Co. (Retail)	3,528	28,295
Thor Industries, Inc. (Home Builders)	315	16,660
Thoratec Corp.* (Healthcare - Products)	378	10,274
Tibco Software, Inc.* (Internet)	1,071	25,029
Time, Inc.* (Media)	441	9,962
Toll Brothers, Inc.* (Home Builders)	2,079	66,424
Tootsie Roll Industries, Inc. (Food)	126	3,736
Towers Watson & Co. - Class A (Commercial Services)	882	97,275
Trimble Navigation, Ltd.* (Electronics)	3,276	87,993
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,953	69,741
Tupperware Corp. (Household Products/Wares)	630	40,163
TW Telecom, Inc.* (Telecommunications)	945	40,427
UDR, Inc. (REIT)	1,323	39,994
Umpqua Holdings Corp. (Banks)	2,394	42,134
United Therapeutics Corp.* (Biotechnology)	630	82,511
Valmont Industries, Inc. (Metal Fabricate/Hardware)	189	25,736
VCA Antech, Inc.* (Pharmaceuticals)	567	25,838
Wabtec Corp. (Machinery-Diversified)	1,197	103,301
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	1,071	51,130
Washington Federal, Inc. (Savings & Loans)	1,260	27,506
Washington Prime Group, Inc. (REIT)	882	15,550
Waste Connections, Inc. (Environmental Control)	1,008	50,299
Watsco, Inc. (Distribution/Wholesale)	126	12,804
Webster Financial Corp. (Banks)	630	19,744
Weingarten Realty Investors (REIT)	630	22,838
WEX, Inc.* (Commercial Services)	504	57,234
Whitewave Foods Co.* (Food)	1,197	44,564
Williams-Sonoma, Inc. (Retail)	693	45,066
Woodward, Inc. (Electronics)	315	16,131
Worthington Industries, Inc. (Metal Fabricate/Hardware)	630	24,350
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	378	27,878
TOTAL COMMON STOCKS
(Cost $7,411,440)		10,268,959

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(0.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $43,000	$43,000	$43,000
TOTAL REPURCHASE AGREEMENTS
(Cost $43,000)		43,000
TOTAL INVESTMENT SECURITIES
(Cost $7,454,440) - 100.0%		10,311,959
Net other assets (liabilities) - NM		(3,086)

NET ASSETS - 100.0%		$10,308,873

*	Non-income producing security
(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Mid-Cap Growth ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$32,540	0.3%
Aerospace/Defense	120,603	1.2%
Airlines	90,544	0.9%
Apparel	225,783	2.2%
Banks	616,771	5.9%
Biotechnology	186,637	1.8%
Building Materials	188,762	1.8%
Chemicals	207,880	2.0%
Commercial Services	658,115	6.4%
Computers	305,050	3.0%
Distribution/Wholesale	122,599	1.2%
Diversified Financial Services	217,929	2.1%
Electrical Components & Equipment	234,801	2.3%
Electronics	332,128	3.2%
Entertainment	114,645	1.1%
Environmental Control	50,299	0.5%
Food	181,982	1.8%
Gas	60,714	0.6%
Hand/Machine Tools	87,654	0.9%
Healthcare - Products	495,613	4.8%
Healthcare - Services	106,501	1.0%
Home Builders	160,422	1.6%
Home Furnishings	39,796	0.4%
Household Products/Wares	221,935	2.2%
Insurance	136,793	1.3%
Internet	188,643	1.8%
Iron/Steel	22,072	0.2%
Leisure Time	170,070	1.6%
Machinery - Construction & Mining	50,737	0.5%
Machinery-Diversified	368,767	3.6%
Media	163,008	1.6%
Metal Fabricate/Hardware	50,086	0.5%
Mining	16,194	0.2%
Miscellaneous Manufacturing	300,245	2.9%
Office Furnishings	42,579	0.4%
Oil & Gas	212,612	2.1%
Oil & Gas Services	262,411	2.5%
Packaging & Containers	129,490	1.3%
Pharmaceuticals	307,907	3.0%
Real Estate	22,697	0.2%
REIT	612,203	5.8%
Retail	559,114	5.4%
Savings & Loans	27,506	0.3%
Semiconductors	244,240	2.4%
Shipbuilding	33,333	0.3%
Software	728,808	7.0%
Telecommunications	193,757	1.9%
Transportation	336,273	3.3%
Water	29,711	0.3%
Other **	39,914	0.4%
Total	$10,308,873	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund  :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (99.9%)
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,309	$9,621
AAR Corp. (Aerospace/Defense)	2,856	75,684
Abaxis, Inc. (Healthcare - Products)	833	43,866
ABM Industries, Inc. (Commercial Services)	3,927	108,543
Acadia Realty Trust (REIT)	2,975	92,820
Aceto Corp. (Chemicals)	476	10,824
Actuant Corp. - Class A (Miscellaneous Manufacturing)	3,332	105,592
ADTRAN, Inc. (Telecommunications)	2,142	45,432
Aegion Corp.* (Engineering & Construction)	2,856	52,322
Aeropostale, Inc.* (Retail)	6,069	18,268
Aerovironment, Inc.* (Aerospace/Defense)	952	29,179
Affymetrix, Inc.* (Healthcare - Products)	2,975	26,805
Agilysys, Inc.* (Computers)	476	5,379
Agree Realty Corp. (REIT)	1,071	32,783
AK Steel Holding Corp.* (Iron/Steel)	8,568	64,860
Albany International Corp. - Class A (Machinery-Diversified)	1,309	49,454
Albany Molecular Research, Inc.* (Commercial Services)	476	11,072
ALLETE, Inc. (Electric)	2,975	155,414
Alliance One International, Inc.* (Agriculture)	6,307	12,803
Almost Family, Inc.* (Healthcare - Services)	595	17,517
Amedisys, Inc.* (Healthcare - Services)	2,499	65,224
American Assets Trust, Inc. (REIT)	1,309	50,187
American Equity Investment Life Holding Co. (Insurance)	2,618	67,571
American Science & Engineering, Inc. (Electronics)	357	19,742
American States Water Co. (Water)	1,785	63,867
American Woodmark Corp.* (Home Furnishings)	476	19,473
Amerisafe, Inc. (Insurance)	476	19,849
AMN Healthcare Services, Inc.* (Commercial Services)	3,570	61,226
AmSurg Corp.* (Healthcare - Services)	952	51,418
Analogic Corp. (Healthcare - Products)	476	34,719
AngioDynamics, Inc.* (Healthcare - Products)	1,904	32,368
Anixter International, Inc. (Telecommunications)	2,142	182,434
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,213	156,827
Approach Resources, Inc.* (Oil & Gas)	2,737	27,096
ArcBest Corp. (Transportation)	952	36,842
Arch Coal, Inc. (Coal)	16,303	35,214
Associated Estates Realty Corp. (REIT)	2,975	58,102
Astec Industries, Inc. (Machinery - Construction & Mining)	1,428	54,135
Atlantic Tele-Network, Inc. (Telecommunications)	714	47,974
Atlas Air Worldwide Holdings, Inc.* (Transportation)	1,904	70,296
Avista Corp. (Electric)	4,522	160,305
Aviv REIT, Inc. (REIT)	1,309	44,153
B&G Foods, Inc. - Class A (Food)	2,023	59,598
Badger Meter, Inc. (Electronics)	595	33,867
Bank Mutual Corp. (Savings & Loans)	1,309	8,626
Banner Corp. (Banks)	1,547	66,861
Barnes & Noble, Inc.* (Retail)	3,332	72,704
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,547	56,558
Basic Energy Services, Inc.* (Oil & Gas Services)	1,309	16,886
Bel Fuse, Inc. - Class B (Electronics)	833	23,566
Benchmark Electronics, Inc.* (Electronics)	4,165	98,794
Big 5 Sporting Goods Corp. (Retail)	1,428	17,579
Biglari Holdings, Inc.* (Retail)	119	41,550
Bill Barrett Corp.* (Oil & Gas)	2,142	32,558
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	1,071	32,173
BJ’s Restaurants, Inc.* (Retail)	1,785	78,576
Black Box Corp. (Telecommunications)	1,190	26,168
Blue Nile, Inc.* (Internet)	357	12,674
Bob Evans Farms, Inc. (Retail)	952	46,505
Boise Cascade Co.* (Building Materials)	2,975	107,278
Bottomline Technologies, Inc.* (Software)	1,428	35,829
Boyd Gaming Corp.* (Lodging)	2,975	34,361
Brady Corp. - Class A (Electronics)	2,380	56,739
Briggs & Stratton Corp. (Machinery-Diversified)	3,570	72,150
Bristow Group, Inc. (Transportation)	1,547	114,323
Brookline Bancorp, Inc. (Savings & Loans)	5,355	51,354
Brooks Automation, Inc. (Semiconductors)	5,117	63,093
Brown Shoe Co., Inc. (Retail)	3,332	88,598
Cabot Microelectronics Corp.* (Semiconductors)	1,071	51,654
CACI International, Inc.* - Class A (Computers)	1,785	146,888
Calamos Asset Management, Inc. - Class A (Diversified Financial Services)	1,309	17,933
Calavo Growers, Inc. (Food)	595	28,881
Calgon Carbon Corp.* (Environmental Control)	1,904	40,041
Callaway Golf Co. (Leisure Time)	5,950	46,648
Cal-Maine Foods, Inc. (Food)	1,190	104,470
Capstead Mortgage Corp. (REIT)	7,378	93,774
Cardinal Financial Corp. (Banks)	1,428	27,418
Career Education Corp.* (Commercial Services)	4,641	26,918
Casey’s General Stores, Inc. (Retail)	1,309	107,168
Cash America International, Inc. (Retail)	2,261	111,128
CDI Corp. (Commercial Services)	1,071	18,410
Cedar Realty Trust, Inc. (REIT)	5,236	36,024
Celadon Group, Inc. (Transportation)	1,309	25,473
Central Garden & Pet Co.* - Class A (Household Products/Wares)	3,332	28,622
Century Aluminum Co.* (Mining)	3,927	114,983
CEVA, Inc.* (Semiconductors)	1,071	17,457
Checkpoint Systems, Inc.* (Electronics)	3,213	42,604
Chemed Corp. (Commercial Services)	1,309	135,298

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Chesapeake Lodging Trust (REIT)	2,975	$98,294
Christopher & Banks Corp.* (Retail)	2,856	18,650
CIBER, Inc.* (Computers)	5,355	17,511
Cincinnati Bell, Inc.* (Telecommunications)	16,065	58,958
Cirrus Logic, Inc.* (Semiconductors)	2,856	55,121
City Holding Co. (Banks)	595	26,769
Clearwater Paper Corp.* (Forest Products & Paper)	1,547	99,550
Cloud Peak Energy, Inc.* (Coal)	4,641	55,553
Coherent, Inc.* (Electronics)	833	54,270
Cohu, Inc. (Semiconductors)	1,904	19,421
Columbia Banking System, Inc. (Banks)	1,309	36,364
Comfort Systems USA, Inc. (Building Materials)	1,309	20,106
Community Bank System, Inc. (Banks)	1,666	63,558
Computer Programs & Systems, Inc. (Software)	357	22,484
Comstock Resources, Inc. (Oil & Gas)	3,451	40,860
Comtech Telecommunications Corp. (Telecommunications)	1,190	45,303
CONMED Corp. (Healthcare - Products)	2,142	89,942
Consolidated Communications Holdings, Inc. (Telecommunications)	1,666	43,149
Contango Oil & Gas Co.* (Oil & Gas)	1,190	43,518
Cousins Properties, Inc. (REIT)	15,827	205,908
Cracker Barrel Old Country Store, Inc. (Retail)	833	96,087
Crocs, Inc.* (Apparel)	6,545	76,446
Cross Country Healthcare, Inc.* (Commercial Services)	2,261	21,864
CSG Systems International, Inc. (Software)	1,071	28,392
CTS Corp. (Electronics)	1,071	19,706
Cubic Corp. (Aerospace/Defense)	1,666	80,368
Curtiss-Wright Corp. (Aerospace/Defense)	3,689	255,317
CVB Financial Corp. (Banks)	3,808	60,090
Cynosure, Inc.* - Class A (Healthcare - Products)	595	15,048
Darling International, Inc.* (Environmental Control)	4,403	77,493
Deltic Timber Corp. (Forest Products & Paper)	476	30,983
DepoMed, Inc.* (Pharmaceuticals)	1,428	21,991
Diamond Foods, Inc.* (Food)	1,071	32,291
DiamondRock Hospitality Co. (REIT)	7,497	107,582
Dice Holdings, Inc.* (Internet)	1,071	10,678
Digi International, Inc.* (Software)	1,904	15,765
Digital River, Inc.* (Software)	1,428	36,514
Dime Community Bancshares, Inc. (Savings & Loans)	2,380	37,485
DineEquity, Inc. (Retail)	833	74,104
Diodes, Inc.* (Semiconductors)	2,856	73,770
DSP Group, Inc.* (Semiconductors)	952	9,225
DTS, Inc.* (Home Furnishings)	595	17,719
EastGroup Properties, Inc. (REIT)	1,309	90,138
Ebix, Inc. (Software)	2,380	35,105
Education Realty Trust, Inc. (REIT)	7,735	87,096
El Paso Electric Co. (Electric)	3,094	117,077
Electro Scientific Industries, Inc. (Electronics)	1,428	10,139
EMCOR Group, Inc. (Engineering & Construction)	5,117	225,813
Emergent Biosolutions, Inc.* (Biotechnology)	1,428	32,301
Encore Wire Corp. (Electrical Components & Equipment)	476	18,059
Engility Holdings, Inc.* (Computers)	1,309	56,549
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	1,190	76,791
Entropic Communications, Inc.* (Semiconductors)	4,403	11,008
EPIQ Systems, Inc. (Software)	714	11,453
EPR Properties (REIT)	4,165	233,658
ESCO Technologies, Inc. (Electronics)	2,023	76,914
Ethan Allen Interiors, Inc. (Home Furnishings)	2,023	57,251
Exar Corp.* (Semiconductors)	1,785	17,047
ExlService Holdings, Inc.* (Commercial Services)	1,309	36,639
Exponent, Inc. (Engineering & Construction)	357	28,496
Exterran Holdings, Inc. (Oil & Gas Services)	5,117	201,252
EZCORP, Inc.* - Class A (Retail)	3,689	41,612
F.N.B. Corp. (Banks)	13,328	170,465
Fabrinet* (Miscellaneous Manufacturing)	1,666	30,338
First Bancorp* (Banks)	5,355	27,900
First Commonwealth Financial Corp. (Banks)	3,213	30,042
First Financial Bancorp (Banks)	4,403	77,229
Forrester Research, Inc. (Commercial Services)	357	14,380
Forward Air Corp. (Transportation)	1,190	56,965
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,071	39,991
Franklin Street Properties Corp. (REIT)	6,902	82,755
Fred’s, Inc. - Class A (Retail)	2,618	41,103
FTD Cos., Inc.* (Internet)	1,428	50,237
FutureFuel Corp. (Energy-Alternate Sources)	714	9,510
FXCM, Inc. (Diversified Financial Services)	3,213	52,886
G & K Services, Inc. - Class A (Textiles)	714	45,032
General Cable Corp. (Electrical Components & Equipment)	3,689	52,274
General Communication, Inc.* - Class A (Telecommunications)	1,071	12,563
Genesco, Inc.* (Retail)	1,904	146,017
Gentiva Health Services, Inc.* (Healthcare - Services)	1,547	30,476
Getty Realty Corp. (REIT)	2,023	37,648
Gibraltar Industries, Inc.* (Building Materials)	2,261	34,480
G-III Apparel Group, Ltd.* (Apparel)	714	56,656
Glatfelter (Forest Products & Paper)	3,332	84,066
Globe Specialty Metals, Inc. (Mining)	2,618	49,245

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Government Properties Income Trust (REIT)	5,355	$122,201
Greatbatch, Inc.* (Healthcare - Products)	833	41,808
Green Dot Corp.* - Class A (Commercial Services)	1,309	31,285
Green Plains Renewable Energy (Energy-Alternate Sources)	2,618	89,536
Greenhill & Co., Inc. (Diversified Financial Services)	952	42,840
Griffon Corp. (Building Materials)	3,332	40,950
Group 1 Automotive, Inc. (Retail)	1,666	142,325
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,071	22,641
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	1,190	35,890
Haemonetics Corp.* (Healthcare - Products)	2,261	85,285
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	1,547	37,020
Hanmi Financial Corp. (Banks)	2,499	53,604
Harte-Hanks, Inc. (Advertising)	3,332	21,691
Haverty Furniture Cos., Inc. (Retail)	833	18,334
Hawkins, Inc. (Chemicals)	714	27,496
Haynes International, Inc. (Metal Fabricate/Hardware)	952	44,258
Headwaters, Inc.* (Building Materials)	2,737	34,760
Healthcare Realty Trust, Inc. (REIT)	7,497	198,445
Healthcare Services Group, Inc. (Commercial Services)	2,380	70,877
Healthways, Inc.* (Healthcare - Services)	2,737	42,424
Heartland Express, Inc. (Transportation)	2,142	53,850
Heartland Payment Systems, Inc. (Commercial Services)	1,309	67,610
Heidrick & Struggles International, Inc. (Commercial Services)	1,309	27,253
Helen of Troy, Ltd.* (Household Products/Wares)	833	51,521
Hibbett Sports, Inc.* (Retail)	952	43,211
Horace Mann Educators Corp. (Insurance)	3,094	94,089
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	2,499	76,619
Hub Group, Inc.* - Class A (Transportation)	2,618	95,008
ICU Medical, Inc.* (Healthcare - Products)	1,071	75,934
II-VI, Inc.* (Electronics)	4,046	54,581
Impax Laboratories, Inc.* (Pharmaceuticals)	4,998	144,792
Independent Bank Corp. (Banks)	1,785	72,828
Infinity Property & Casualty Corp. (Insurance)	833	60,817
Inland Real Estate Corp. (REIT)	2,142	22,727
Innophos Holdings, Inc. (Chemicals)	1,666	94,962
Insight Enterprises, Inc.* (Computers)	3,094	70,389
Insperity, Inc. (Commercial Services)	1,785	56,334
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	1,190	60,821
Interactive Brokers Group, Inc. - Class A (Diversified Financial Services)	4,403	113,686
Interface, Inc. (Office Furnishings)	2,975	47,689
Interval Leisure Group, Inc. (Leisure Time)	1,428	30,045
Intrepid Potash, Inc.* (Chemicals)	4,284	57,620
Invacare Corp. (Healthcare - Products)	2,261	35,520
Investment Technology Group, Inc.* (Diversified Financial Services)	1,071	19,203
ION Geophysical Corp.* (Oil & Gas Services)	5,950	16,660
iRobot Corp.* (Home Furnishings)	952	34,005
Ixia* (Telecommunications)	2,142	20,627
J & J Snack Foods Corp. (Food)	595	61,303
Jack in the Box, Inc. (Retail)	1,428	101,444
John Bean Technologies Corp. (Miscellaneous Manufacturing)	952	28,531
Kaiser Aluminum Corp. (Mining)	1,428	99,317
Kaman Corp. - Class A (Aerospace/Defense)	2,023	87,110
Kelly Services, Inc. - Class A (Commercial Services)	2,261	39,861
Kindred Healthcare, Inc. (Healthcare - Services)	4,998	108,707
Kite Realty Group Trust (REIT)	6,426	166,369
Knight Transportation, Inc. (Transportation)	2,856	83,567
Kopin Corp.* (Semiconductors)	3,094	11,757
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	1,547	61,075
Korn/Ferry International* (Commercial Services)	3,808	106,358
Kraton Performance Polymers, Inc.* (Chemicals)	2,499	44,707
Kulicke & Soffa Industries, Inc.* (Semiconductors)	5,831	84,083
Laclede Group, Inc. (Gas)	3,332	169,166
Landauer, Inc. (Commercial Services)	357	12,777
Lexington Realty Trust (REIT)	10,710	117,382
LHC Group, Inc.* (Healthcare - Services)	952	23,181
Lindsay Manufacturing Co. (Machinery-Diversified)	476	41,745
Liquidity Services, Inc.* (Internet)	1,904	24,333
Littelfuse, Inc. (Electrical Components & Equipment)	833	81,251
LivePerson, Inc.* (Computers)	2,023	29,131
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,547	58,059
LTC Properties, Inc. (REIT)	1,666	69,872
Luminex Corp.* (Healthcare - Products)	1,428	27,132
Lydall, Inc.* (Miscellaneous Manufacturing)	595	18,403
M/I Schottenstein Homes, Inc.* (Home Builders)	1,904	41,012
Magellan Health Services, Inc.* (Healthcare - Services)	2,261	136,835
ManTech International Corp. - Class A (Software)	1,785	50,266
Marcus Corp. (Lodging)	1,428	24,462
Marriott Vacations Worldwide Corp. (Entertainment)	2,261	157,004
Materion Corp. (Mining)	1,547	61,029
Matson, Inc. (Transportation)	3,332	94,928

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Matthews International Corp. - Class A (Commercial Services)	1,309	$60,319
Meadowbrook Insurance Group, Inc. (Insurance)	3,570	22,741
MedAssets, Inc.* (Software)	1,666	36,086
Medical Properties Trust, Inc. (REIT)	4,403	59,396
Medifast, Inc.* (Commercial Services)	952	30,216
Mercury Computer Systems, Inc.* (Computers)	2,380	33,272
Meridian Bioscience, Inc. (Healthcare - Products)	1,428	26,475
Merit Medical Systems, Inc.* (Healthcare - Products)	3,332	50,480
Meritage Homes Corp.* (Home Builders)	2,856	105,072
Micrel, Inc. (Semiconductors)	3,451	41,895
Microsemi Corp.* (Semiconductors)	2,975	77,558
MKS Instruments, Inc. (Semiconductors)	4,046	147,274
Molina Healthcare, Inc.* (Healthcare - Services)	2,380	115,762
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,904	20,773
Monolithic Power Systems, Inc. (Semiconductors)	1,309	57,845
Monro Muffler Brake, Inc. (Commercial Services)	952	50,875
Monster Worldwide, Inc.* (Commercial Services)	6,783	26,182
Moog, Inc.* - Class A (Aerospace/Defense)	1,309	100,191
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,403	142,921
Myers Industries, Inc. (Miscellaneous Manufacturing)	1,071	16,001
Nanometrics, Inc.* (Semiconductors)	1,190	16,112
National Penn Bancshares, Inc. (Banks)	5,355	55,103
National Presto Industries, Inc. (Aerospace/Defense)	357	22,512
Navigant Consulting Co.* (Commercial Services)	1,547	23,808
NBT Bancorp, Inc. (Banks)	3,332	85,566
Neenah Paper, Inc. (Forest Products & Paper)	1,309	79,862
NETGEAR, Inc.* (Telecommunications)	2,737	93,167
NetScout Systems, Inc.* (Computers)	1,547	57,022
New Jersey Resources Corp. (Gas)	3,213	187,896
Newport Corp.* (Electronics)	1,785	31,934
Northwest Bancshares, Inc. (Savings & Loans)	7,259	93,133
Northwest Natural Gas Co. (Gas)	2,142	100,524
NorthWestern Corp. (Electric)	2,975	157,199
NTELOS Holdings Corp. (Telecommunications)	833	8,397
Nutrisystem, Inc. (Food)	1,071	18,036
Old National Bancorp (Banks)	3,570	51,944
Olympic Steel, Inc. (Metal Fabricate/Hardware)	714	14,366
OM Group, Inc. (Chemicals)	2,499	65,049
Oplink Communications, Inc. (Telecommunications)	1,309	27,293
Orbital Sciences Corp.* (Aerospace/Defense)	2,618	68,853
Orion Marine Group, Inc.* (Engineering & Construction)	2,142	23,476
OSI Systems, Inc.* (Electronics)	833	59,043
Outerwall, Inc.* (Diversified Financial Services)	476	30,117
Oxford Industries, Inc. (Apparel)	357	21,866
Paragon Offshore PLC* (Energy Equipment & Services)	4,641	22,602
PAREXEL International Corp.* (Commercial Services)	1,785	96,943
Park Electrochemical Corp. (Electronics)	1,666	42,983
Parkway Properties, Inc. (REIT)	3,451	69,193
PDC Energy, Inc.* (Oil & Gas)	1,428	62,433
Penn Virginia Corp.* (Oil & Gas)	2,737	23,456
Pennsylvania REIT (REIT)	5,236	112,207
Pericom Semiconductor Corp.* (Semiconductors)	1,547	16,909
Perry Ellis International, Inc.* (Apparel)	952	19,468
PetMed Express, Inc. (Retail)	952	12,576
PetroQuest Energy, Inc.* (Oil & Gas)	3,094	14,542
PharMerica Corp.* (Pharmaceuticals)	2,261	64,868
Piedmont Natural Gas Co., Inc. (Gas)	6,069	230,684
Pioneer Energy Services Corp.* (Oil & Gas Services)	4,879	44,790
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,190	67,187
Plexus Corp.* (Electronics)	2,618	108,254
Pool Corp. (Distribution/Wholesale)	1,547	92,356
Post Properties, Inc. (REIT)	2,618	146,451
Powell Industries, Inc. (Electrical Components & Equipment)	357	16,254
Power Integrations, Inc. (Semiconductors)	952	47,943
ProAssurance Corp. (Insurance)	4,522	211,538
Procera Networks, Inc.* (Telecommunications)	952	7,130
Progress Software Corp.* (Software)	2,142	55,478
Providence Service Corp.* (Healthcare - Services)	476	21,030
Provident Financial Services, Inc. (Savings & Loans)	4,165	75,929
PS Business Parks, Inc. (REIT)	714	60,133
QLogic Corp.* (Semiconductors)	6,783	80,107
Quaker Chemical Corp. (Chemicals)	476	39,070
Quality Systems, Inc. (Software)	1,547	23,375
Quanex Building Products Corp. (Building Materials)	2,856	57,177
Quiksilver, Inc.* (Apparel)	9,520	16,660
QuinStreet, Inc.* (Internet)	1,785	7,229
Regis Corp. (Retail)	3,451	58,598
Resources Connection, Inc. (Commercial Services)	2,975	46,023
RLI Corp. (Insurance)	1,428	70,815
Roadrunner Transportation Systems, Inc.* (Transportation)	714	14,716

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rofin-Sinar Technologies, Inc.* (Electronics)	2,142	$47,959
Rogers Corp.* (Electronics)	714	48,816
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	952	22,420
Ruby Tuesday, Inc.* (Retail)	4,760	36,557
Rudolph Technologies, Inc.* (Semiconductors)	2,499	21,941
S&T Bancorp, Inc. (Banks)	2,261	62,381
Safety Insurance Group, Inc. (Insurance)	952	59,386
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	1,071	33,886
Sanderson Farms, Inc. (Food)	1,547	129,917
Sanmina Corp.* (Electronics)	6,307	158,116
Saul Centers, Inc. (REIT)	476	26,156
ScanSource, Inc.* (Distribution/Wholesale)	2,142	81,782
Scholastic Corp. (Media)	2,023	70,421
Schulman (A.), Inc. (Chemicals)	2,261	80,062
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	1,428	61,490
SEACOR Holdings, Inc.* (Oil & Gas Services)	1,428	117,739
Select Comfort Corp.* (Home Furnishings)	2,737	70,313
Selective Insurance Group, Inc. (Insurance)	4,284	110,612
Seneca Foods Corp.* - Class A (Food)	595	15,994
Simmons First National Corp. - Class A (Banks)	1,309	54,965
Simpson Manufacturing Co., Inc. (Building Materials)	2,023	66,921
Sizmek, Inc.* (Advertising)	1,666	9,546
Skechers U.S.A., Inc.* - Class A (Apparel)	3,094	169,397
SkyWest, Inc. (Airlines)	3,927	45,239
Snyders-Lance, Inc. (Food)	4,046	120,530
Sonic Automotive, Inc. - Class A (Retail)	2,618	65,162
South Jersey Industries, Inc. (Gas)	2,499	146,541
Southwest Gas Corp. (Gas)	3,570	207,381
Sovran Self Storage, Inc. (REIT)	1,428	121,509
SpartanNash Co. (Food)	2,856	64,003
Spok Holdings, Inc. (Telecommunications)	1,666	27,056
Stage Stores, Inc. (Retail)	2,499	42,158
Standard Motor Products, Inc. (Auto Parts & Equipment)	833	32,920
Standard Pacific Corp.* (Home Builders)	11,543	85,418
Standex International Corp. (Miscellaneous Manufacturing)	952	82,110
Stein Mart, Inc. (Retail)	2,142	28,660
Stepan Co. (Chemicals)	1,428	63,232
Sterling Bancorp (Savings & Loans)	6,426	90,350
Stewart Information Services Corp. (Insurance)	1,547	54,640
Stifel Financial Corp.* (Diversified Financial Services)	2,380	113,074
Stillwater Mining Co.* (Mining)	5,831	76,561
Strayer Education, Inc.* (Commercial Services)	833	60,967
SunCoke Energy, Inc.* (Coal)	2,856	68,258
Super Micro Computer, Inc.* (Computers)	2,618	83,671
Superior Industries International, Inc. (Auto Parts & Equipment)	1,785	34,826
Susquehanna Bancshares, Inc. (Banks)	14,399	141,254
Swift Energy Co.* (Oil & Gas)	3,332	22,824
SWS Group, Inc.* (Diversified Financial Services)	1,785	13,191
Sykes Enterprises, Inc.* (Computers)	1,428	30,759
Symmetry Medical, Inc.* (Healthcare - Products)	2,856	28,274
SYNNEX Corp. (Software)	2,142	148,183
Take-Two Interactive Software, Inc.* (Software)	4,046	107,017
Tangoe, Inc.* (Software)	1,666	24,440
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,309	135,652
TeleTech Holdings, Inc.* (Commercial Services)	714	18,428
Tennant Co. (Machinery-Diversified)	476	35,095
Tessera Technologies, Inc. (Semiconductors)	2,142	65,095
TETRA Tech, Inc. (Environmental Control)	4,879	130,806
TETRA Technologies, Inc.* (Oil & Gas Services)	6,069	57,838
The Andersons, Inc. (Agriculture)	952	60,671
The Brink’s Co. (Commercial Services)	3,689	77,470
The Buckle, Inc. (Retail)	1,309	64,573
The Cato Corp. - Class A (Retail)	2,023	72,160
The Children’s Place Retail Stores, Inc. (Retail)	1,666	82,051
The Ensign Group, Inc. (Healthcare - Services)	476	18,431
The Finish Line, Inc. - Class A (Retail)	3,689	97,648
The Geo Group, Inc. (REIT)	5,593	223,384
The Men’s Wearhouse, Inc. (Retail)	1,785	83,949
The Navigators Group, Inc.* (Insurance)	833	56,719
The Pep Boys - Manny, Moe & Jack* (Retail)	4,046	38,558
The Ryland Group, Inc. (Home Builders)	1,428	51,137
Titan International, Inc. (Auto Parts & Equipment)	4,165	43,982
Tompkins Financial Corp. (Banks)	952	47,790
Toro Co. (Housewares)	1,785	110,188
Tredegar Corp. (Miscellaneous Manufacturing)	2,023	38,477
TreeHouse Foods, Inc.* (Food)	3,213	273,651
TriQuint Semiconductor, Inc.* (Semiconductors)	13,447	290,858
TrueBlue, Inc.* (Commercial Services)	1,071	26,475
TrustCo Bank Corp. (Banks)	4,641	33,879
TTM Technologies, Inc.* (Electronics)	4,046	27,958
Tuesday Morning Corp.* (Retail)	1,904	38,823
UIL Holdings Corp. (Electric)	4,403	181,139
Ultratech Stepper, Inc.* (Semiconductors)	1,428	27,318
UMB Financial Corp. (Banks)	1,428	85,080
UniFirst Corp. (Textiles)	714	79,654
United Bankshares, Inc. (Banks)	4,879	167,252
United Fire Group, Inc. (Insurance)	1,666	54,112

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
United Stationers, Inc. (Distribution/Wholesale)	2,975	$124,266
Universal Corp. (Agriculture)	1,785	79,433
Universal Forest Products, Inc. (Building Materials)	1,547	77,304
Universal Health Realty Income Trust (REIT)	476	23,062
Universal Insurance Holdings, Inc. (Insurance)	595	10,413
Universal Technical Institute, Inc. (Commercial Services)	1,666	19,842
Urstadt Biddle Properties - Class A (REIT)	1,309	28,314
UTI Worldwide, Inc.* (Transportation)	7,021	76,740
VASCO Data Security International, Inc.* (Internet)	2,261	57,249
Veeco Instruments, Inc.* (Semiconductors)	3,094	111,353
Veritiv Corp.* (Forest Products & Paper)	357	16,104
Viad Corp. (Commercial Services)	1,547	39,464
ViaSat, Inc.* (Telecommunications)	1,190	74,542
Vicor Corp.* (Electrical Components & Equipment)	595	8,098
ViewPoint Financial Group, Inc. (Banks)	1,666	45,432
Vitamin Shoppe, Inc.* (Retail)	2,380	111,693
VOXX International Corp.* (Home Furnishings)	1,547	13,196
WageWorks, Inc.* (Diversified Financial Services)	952	54,273
Watts Water Technologies, Inc. - Class A (Electronics)	1,309	79,365
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	3,808	37,661
Westamerica Bancorp (Banks)	1,071	52,843
Wintrust Financial Corp. (Banks)	3,570	165,362
World Acceptance Corp.* (Diversified Financial Services)	238	17,055
Zep, Inc. (Chemicals)	1,785	28,667
Zumiez, Inc.* (Retail)	714	23,833
TOTAL COMMON STOCKS (Cost $23,794,867)		27,862,680
TOTAL INVESTMENT SECURITIES (Cost $23,794,867) - 99.9%		27,862,680
Net other assets (liabilities) - 0.1%		23,943

NET ASSETS - 100.0%		$27,886,623

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

Small-Cap Value ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$31,238	0.1%
Aerospace/Defense	854,865	3.1%
Agriculture	152,907	0.5%
Airlines	45,239	0.2%
Apparel	360,493	1.3%
Auto Parts & Equipment	111,728	0.4%
Banks	1,761,978	6.2%
Biotechnology	53,074	0.2%
Building Materials	438,977	1.6%
Chemicals	511,689	1.8%
Coal	159,026	0.6%
Commercial Services	1,423,717	5.0%
Computers	530,571	1.9%
Distribution/Wholesale	298,403	1.1%
Diversified Financial Services	541,445	1.9%
Electric	771,134	2.8%
Electrical Components & Equipment	175,936	0.6%
Electronics	1,095,351	3.9%
Energy Equipment & Services	22,602	0.1%
Energy-Alternate Sources	99,046	0.4%
Engineering & Construction	330,107	1.2%
Entertainment	157,004	0.6%
Environmental Control	248,340	0.9%
Food	908,673	3.3%
Forest Products & Paper	409,716	1.5%
Gas	1,042,191	3.7%
Hand/Machine Tools	39,991	0.1%
Healthcare - Products	711,497	2.6%
Healthcare - Services	663,177	2.4%
Home Builders	282,639	1.0%
Home Furnishings	211,958	0.8%
Household Products/Wares	80,143	0.3%
Housewares	110,188	0.4%
Insurance	893,302	3.2%
Internet	162,399	0.6%
Iron/Steel	64,860	0.2%
Leisure Time	76,693	0.3%
Lodging	58,823	0.2%
Machinery - Construction & Mining	54,135	0.2%
Machinery-Diversified	355,271	1.3%
Media	70,421	0.3%
Metal Fabricate/Hardware	233,586	0.8%
Mining	401,135	1.4%
Miscellaneous Manufacturing	571,935	2.1%
Office Furnishings	47,689	0.2%
Oil & Gas	267,287	1.0%
Oil & Gas Services	590,314	2.1%
Pharmaceuticals	265,538	1.0%
REIT	2,917,724	10.4%
Retail	2,161,964	7.7%
Savings & Loans	356,876	1.3%
Semiconductors	1,415,845	5.0%
Software	630,386	2.3%
Telecommunications	720,194	2.6%
Textiles	124,686	0.4%
Transportation	722,707	2.6%
Water	63,867	0.2%
Other **	23,943	0.1%
Total	$27,886,623	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund  :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (99.8%)
8x8, Inc.* (Telecommunications)	4,698	$36,926
AAON, Inc. (Building Materials)	2,268	44,566
Abaxis, Inc. (Healthcare - Products)	486	25,593
ABIOMED, Inc.* (Healthcare - Products)	1,944	63,744
Acadia Realty Trust (REIT)	1,134	35,381
Aceto Corp. (Chemicals)	1,134	25,787
Acorda Therapeutics, Inc.* (Biotechnology)	2,268	78,972
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,296	41,070
ADTRAN, Inc. (Telecommunications)	1,296	27,488
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	1,944	38,452
Aerovironment, Inc.* (Aerospace/Defense)	486	14,896
Affymetrix, Inc.* (Healthcare - Products)	1,782	16,056
Agilysys, Inc.* (Computers)	486	5,492
Air Methods Corp.* (Healthcare - Services)	1,944	91,815
AK Steel Holding Corp.* (Iron/Steel)	3,240	24,527
Akorn, Inc.* (Pharmaceuticals)	3,726	165,993
Albany International Corp. - Class A (Machinery-Diversified)	648	24,481
Albany Molecular Research, Inc.* (Commercial Services)	972	22,609
Allegiant Travel Co. (Airlines)	810	108,111
American Assets Trust, Inc. (REIT)	972	37,266
American Equity Investment Life Holding Co. (Insurance)	2,106	54,356
American Public Education, Inc.* (Commercial Services)	972	30,122
American Science & Engineering, Inc. (Electronics)	162	8,959
American States Water Co. (Water)	810	28,982
American Vanguard Corp. (Chemicals)	1,296	14,956
American Woodmark Corp.* (Home Furnishings)	324	13,255
Amerisafe, Inc. (Insurance)	648	27,022
AmSurg Corp.* (Healthcare - Services)	1,458	78,747
Analogic Corp. (Healthcare - Products)	324	23,633
Anika Therapeutics, Inc.* (Pharmaceuticals)	810	32,513
Apogee Enterprises, Inc. (Building Materials)	1,620	71,118
ArcBest Corp. (Transportation)	648	25,078
Arctic Cat, Inc. (Leisure Time)	648	21,812
Associated Estates Realty Corp. (REIT)	972	18,983
Aviv REIT, Inc. (REIT)	486	16,393
AZZ, Inc. (Miscellaneous Manufacturing)	1,296	60,601
B of I Holdings, Inc.* (Savings & Loans)	648	49,909
B&G Foods, Inc. - Class A (Food)	1,458	42,953
Badger Meter, Inc. (Electronics)	324	18,442
Balchem Corp. (Chemicals)	1,620	104,814
Bank Mutual Corp. (Savings & Loans)	1,458	9,608
Bank of the Ozarks, Inc. (Banks)	3,402	119,886
Barnes Group, Inc. (Miscellaneous Manufacturing)	1,458	53,304
Basic Energy Services, Inc.* (Oil & Gas Services)	972	12,539
BBCN Bancorp, Inc. (Banks)	4,212	59,558
Bill Barrett Corp.* (Oil & Gas)	1,296	19,699
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	486	14,599
Blackbaud, Inc. (Software)	2,430	108,136
Blucora, Inc.* (Internet)	2,106	35,697
Blue Nile, Inc.* (Internet)	324	11,502
Bob Evans Farms, Inc. (Retail)	486	23,741
Boston Beer Co., Inc.* - Class A (Beverages)	486	121,013
Boston Private Financial Holdings, Inc. (Banks)	4,212	55,388
Bottomline Technologies, Inc.* (Software)	972	24,387
Boyd Gaming Corp.* (Lodging)	2,106	24,325
Brady Corp. - Class A (Electronics)	810	19,310
Bristow Group, Inc. (Transportation)	810	59,859
Buffalo Wild Wings, Inc.* (Retail)	972	145,100
C&J Energy Services, Inc.* (Oil & Gas Services)	2,430	46,923
Cabot Microelectronics Corp.* (Semiconductors)	486	23,440
Calamp Corp.* (Telecommunications)	1,944	37,481
Calavo Growers, Inc. (Food)	324	15,727
Calgon Carbon Corp.* (Environmental Control)	1,458	30,662
Cambrex Corp.* (Biotechnology)	1,620	34,150
Cantel Medical Corp. (Healthcare - Products)	1,782	75,557
Capella Education Co. (Commercial Services)	648	45,840
Cardinal Financial Corp. (Banks)	648	12,442
Cardtronics, Inc.* (Commercial Services)	2,430	93,288
CareTrust REIT, Inc.* (REIT)	1,134	17,611
Carrizo Oil & Gas, Inc.* (Oil & Gas)	2,268	117,801
Casey’s General Stores, Inc. (Retail)	1,134	92,841
Celadon Group, Inc. (Transportation)	324	6,305
CEVA, Inc.* (Semiconductors)	324	5,281
Chesapeake Lodging Trust (REIT)	810	26,762
CIRCOR International, Inc. (Metal Fabricate/Hardware)	972	73,046
Cirrus Logic, Inc.* (Semiconductors)	1,296	25,013
City Holding Co. (Banks)	324	14,577
Coherent, Inc.* (Electronics)	810	52,772
Columbia Banking System, Inc. (Banks)	1,944	54,004
Comfort Systems USA, Inc. (Building Materials)	1,134	17,418
Community Bank System, Inc. (Banks)	972	37,082
Computer Programs & Systems, Inc. (Software)	324	20,406
comScore, Inc.* (Internet)	1,782	75,093
Consolidated Communications Holdings, Inc. (Telecommunications)	810	20,979
CoreSite Realty Corp. (REIT)	1,134	41,981
CorVel Corp.* (Commercial Services)	486	16,728
Cracker Barrel Old Country Store, Inc. (Retail)	648	74,747
CryoLife, Inc. (Healthcare - Products)	1,296	13,297
CSG Systems International, Inc. (Software)	1,134	30,062

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CTS Corp. (Electronics)	1,134	$20,866
CVB Financial Corp. (Banks)	2,430	38,345
Cyberonics, Inc.* (Healthcare - Products)	1,458	76,545
Cynosure, Inc.* - Class A (Healthcare - Products)	810	20,485
Daktronics, Inc. (Home Furnishings)	2,106	28,031
Darling International, Inc.* (Environmental Control)	5,670	99,792
DealerTrack Holdings, Inc.* (Software)	2,268	106,709
Deltic Timber Corp. (Forest Products & Paper)	324	21,089
DepoMed, Inc.* (Pharmaceuticals)	2,106	32,432
Diamond Foods, Inc.* (Food)	648	19,537
DiamondRock Hospitality Co. (REIT)	5,184	74,390
Dice Holdings, Inc.* (Internet)	1,134	11,306
Digital River, Inc.* (Software)	648	16,569
DineEquity, Inc. (Retail)	324	28,823
Dorman Products, Inc.* (Auto Parts & Equipment)	1,620	75,103
Drew Industries, Inc. (Building Materials)	1,296	62,286
DSP Group, Inc.* (Semiconductors)	486	4,709
DTS, Inc.* (Home Furnishings)	486	14,473
DXP Enterprises, Inc.* (Machinery-Diversified)	648	42,956
Dycom Industries, Inc.* (Engineering & Construction)	1,782	55,937
E.W. Scripps Co.* - Class A (Media)	1,620	31,104
EastGroup Properties, Inc. (REIT)	810	55,777
Education Realty Trust, Inc. (REIT)	2,106	23,714
eHealth, Inc.* (Insurance)	972	24,251
Electro Scientific Industries, Inc. (Electronics)	486	3,451
Electronics for Imaging, Inc.* (Computers)	2,430	111,100
Emergent Biosolutions, Inc.* (Biotechnology)	648	14,658
Employers Holdings, Inc. (Insurance)	1,620	33,032
Encore Capital Group, Inc.* (Diversified Financial Services)	1,296	58,981
Encore Wire Corp. (Electrical Components & Equipment)	648	24,585
EnerSys (Electrical Components & Equipment)	2,430	152,604
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	486	31,362
Entropic Communications, Inc.* (Semiconductors)	1,620	4,050
EPIQ Systems, Inc. (Software)	1,134	18,189
Era Group, Inc.* (Transportation)	972	22,735
Evercore Partners, Inc. - Class A (Diversified Financial Services)	1,944	100,641
Exar Corp.* (Semiconductors)	1,296	12,377
ExlService Holdings, Inc.* (Commercial Services)	810	22,672
Exponent, Inc. (Engineering & Construction)	486	38,793
Fabrinet* (Miscellaneous Manufacturing)	486	8,850
FARO Technologies, Inc.* (Electronics)	972	54,431
Federal Signal Corp. (Miscellaneous Manufacturing)	3,240	46,008
Financial Engines, Inc. (Diversified Financial Services)	2,754	109,801
First Bancorp* (Banks)	1,782	9,284
First Cash Financial Services, Inc.* (Retail)	1,458	86,139
First Commonwealth Financial Corp. (Banks)	2,754	25,750
First Financial Bankshares, Inc. (Banks)	3,402	108,116
First Midwest Bancorp, Inc. (Banks)	4,050	68,000
Flotek Industries, Inc.* (Oil & Gas Services)	2,592	57,439
Forestar Group, Inc.* (Real Estate)	1,782	31,096
Forrester Research, Inc. (Commercial Services)	324	13,051
Forward Air Corp. (Transportation)	810	38,775
Francesca’s Holdings Corp.* (Retail)	2,268	27,012
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,296	48,393
Fuller (H.B.) Co. (Chemicals)	2,592	108,785
FutureFuel Corp. (Energy-Alternate Sources)	648	8,631
G & K Services, Inc. - Class A (Textiles)	486	30,652
GenCorp, Inc.* (Aerospace/Defense)	3,078	52,203
General Communication, Inc.* - Class A (Telecommunications)	810	9,501
Gentiva Health Services, Inc.* (Healthcare - Services)	648	12,766
Geospace Technologies Corp.* (Oil & Gas Services)	648	19,952
G-III Apparel Group, Ltd.* (Apparel)	486	38,564
Glacier Bancorp, Inc. (Banks)	3,888	111,547
Globe Specialty Metals, Inc. (Mining)	1,620	30,472
Greatbatch, Inc.* (Healthcare - Products)	810	40,654
Green Dot Corp.* - Class A (Commercial Services)	810	19,359
Greenhill & Co., Inc. (Diversified Financial Services)	810	36,450
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	648	19,544
Haemonetics Corp.* (Healthcare - Products)	1,134	42,774
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	810	19,383
Harmonic, Inc.* (Telecommunications)	4,860	32,416
Haverty Furniture Cos., Inc. (Retail)	486	10,697
HCI Group, Inc. (Insurance)	486	24,708
Headwaters, Inc.* (Building Materials)	1,944	24,689
Healthcare Services Group, Inc. (Commercial Services)	2,106	62,717
HealthStream, Inc.* (Internet)	1,134	35,109
Heartland Express, Inc. (Transportation)	1,458	36,654
Heartland Payment Systems, Inc. (Commercial Services)	972	50,204
Helen of Troy, Ltd.* (Household Products/Wares)	810	50,099
HFF, Inc. - Class A (Real Estate)	1,782	56,097
Hibbett Sports, Inc.* (Retail)	648	29,413

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hillenbrand, Inc. (Miscellaneous Manufacturing)	3,240	$107,860
Home Bancshares, Inc. (Banks)	3,078	98,250
Iconix Brand Group, Inc.* (Apparel)	2,592	103,706
iGATE Corp.* (Computers)	1,944	72,025
Inland Real Estate Corp. (REIT)	3,240	34,376
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	486	24,839
Inter Parfums, Inc. (Cosmetics/Personal Care)	972	27,605
Interactive Intelligence Group, Inc.* (Software)	810	39,091
Interface, Inc. (Office Furnishings)	1,458	23,372
Interval Leisure Group, Inc. (Leisure Time)	1,134	23,859
Investment Technology Group, Inc.* (Diversified Financial Services)	1,134	20,333
ION Geophysical Corp.* (Oil & Gas Services)	2,754	7,711
IPC The Hospitalist Co.* (Healthcare - Services)	972	40,494
iRobot Corp.* (Home Furnishings)	810	28,933
Ixia* (Telecommunications)	1,620	15,601
J & J Snack Foods Corp. (Food)	324	33,382
j2 Global, Inc. (Computers)	2,430	131,439
Jack in the Box, Inc. (Retail)	1,134	80,559
John Bean Technologies Corp. (Miscellaneous Manufacturing)	972	29,131
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	4,536	139,527
Kirkland’s, Inc.* (Retail)	810	14,418
Knight Transportation, Inc. (Transportation)	1,296	37,921
Kopin Corp.* (Semiconductors)	1,134	4,309
Landauer, Inc. (Commercial Services)	162	5,798
Lannett Co., Inc.* (Pharmaceuticals)	1,458	82,698
La-Z-Boy, Inc. (Home Furnishings)	2,754	62,957
Lexington Realty Trust (REIT)	3,564	39,061
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	972	53,723
Lindsay Manufacturing Co. (Machinery-Diversified)	324	28,415
Lithia Motors, Inc. - Class A (Retail)	1,134	88,021
Littelfuse, Inc. (Electrical Components & Equipment)	648	63,206
LivePerson, Inc.* (Computers)	1,134	16,330
LogMeIn, Inc.* (Telecommunications)	1,296	62,273
LTC Properties, Inc. (REIT)	648	27,177
Lumber Liquidators Holdings, Inc.* (Retail)	1,458	78,397
Luminex Corp.* (Healthcare - Products)	972	18,468
Lumos Networks Corp. (Telecommunications)	972	16,718
Lydall, Inc.* (Miscellaneous Manufacturing)	486	15,032
Manhattan Associates, Inc.* (Computers)	3,888	155,947
MarineMax, Inc.* (Retail)	1,296	24,844
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,944	125,680
Masimo Corp.* (Healthcare - Products)	2,592	65,422
Matrix Service Co.* (Oil & Gas Services)	1,458	36,537
Matthews International Corp. - Class A (Commercial Services)	648	29,860
MAXIMUS, Inc. (Commercial Services)	3,564	172,711
MB Financial, Inc. (Banks)	3,402	107,333
MedAssets, Inc.* (Software)	2,106	45,616
Medical Properties Trust, Inc. (REIT)	6,156	83,044
Medidata Solutions, Inc.* (Software)	2,916	131,540
Meridian Bioscience, Inc. (Healthcare - Products)	1,134	21,024
Methode Electronics, Inc. (Electronics)	1,944	76,554
Microsemi Corp.* (Semiconductors)	3,078	80,243
MicroStrategy, Inc.* - Class A (Software)	486	78,187
Mobile Mini, Inc. (Storage/Warehousing)	2,430	106,507
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,134	12,372
Monarch Casino & Resort, Inc.* (Lodging)	486	7,907
Monolithic Power Systems, Inc. (Semiconductors)	972	42,953
Monotype Imaging Holdings, Inc. (Software)	2,106	60,253
Monro Muffler Brake, Inc. (Commercial Services)	972	51,943
Moog, Inc.* - Class A (Aerospace/Defense)	1,458	111,595
Movado Group, Inc. (Retail)	972	34,312
MTS Systems Corp. (Computers)	810	53,468
Multimedia Games Holding Co., Inc.* (Entertainment)	1,620	56,538
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	648	109,936
Myers Industries, Inc. (Miscellaneous Manufacturing)	648	9,681
Nanometrics, Inc.* (Semiconductors)	486	6,580
National Penn Bancshares, Inc. (Banks)	2,592	26,672
Natus Medical, Inc.* (Healthcare - Products)	1,782	60,588
Navigant Consulting Co.* (Commercial Services)	1,458	22,439
Neogen Corp.* (Pharmaceuticals)	1,944	85,342
NetScout Systems, Inc.* (Computers)	972	35,828
Newpark Resources, Inc.* (Oil & Gas Services)	4,374	49,995
Newport Corp.* (Electronics)	972	17,389
NIC, Inc. (Internet)	3,240	59,713
Northern Oil & Gas, Inc.* (Oil & Gas)	3,078	34,781
NTELOS Holdings Corp. (Telecommunications)	324	3,266
Nutrisystem, Inc. (Food)	810	13,640
NuVasive, Inc.* (Healthcare - Products)	2,430	99,387
Old National Bancorp (Banks)	3,078	44,785
Omnicell, Inc.* (Software)	1,944	62,810
On Assignment, Inc.* (Commercial Services)	2,592	75,426
Orbital Sciences Corp.* (Aerospace/Defense)	1,458	38,345
Oritani Financial Corp. (Savings & Loans)	2,106	31,106
OSI Systems, Inc.* (Electronics)	486	34,448
Outerwall, Inc.* (Diversified Financial Services)	648	40,999

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Oxford Industries, Inc. (Apparel)	486	$29,768
Papa John’s International, Inc. (Retail)	1,620	75,751
Paragon Offshore PLC* (Energy Equipment & Services)	1,296	6,312
PAREXEL International Corp.* (Commercial Services)	1,620	87,982
Parkway Properties, Inc. (REIT)	1,620	32,481
PDC Energy, Inc.* (Oil & Gas)	810	35,413
Penn Virginia Corp.* (Oil & Gas)	1,944	16,660
Perficient, Inc.* (Internet)	1,782	29,546
PetMed Express, Inc. (Retail)	486	6,420
PetroQuest Energy, Inc.* (Oil & Gas)	972	4,568
PGT, Inc.* (Building Materials)	2,430	22,854
Pinnacle Entertainment, Inc.* (Entertainment)	3,078	78,889
Pinnacle Financial Partners, Inc. (Banks)	1,782	69,854
Pool Corp. (Distribution/Wholesale)	1,296	77,371
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	2,592	163,943
Post Properties, Inc. (REIT)	972	54,374
Powell Industries, Inc. (Electrical Components & Equipment)	324	14,752
Power Integrations, Inc. (Semiconductors)	972	48,950
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	2,754	97,547
PrivateBancorp, Inc. (Banks)	3,726	120,424
Procera Networks, Inc.* (Telecommunications)	486	3,640
Progress Software Corp.* (Software)	1,134	29,371
Providence Service Corp.* (Healthcare - Services)	324	14,314
PS Business Parks, Inc. (REIT)	486	40,931
Quaker Chemical Corp. (Chemicals)	324	26,594
Quality Systems, Inc. (Software)	1,296	19,583
QuinStreet, Inc.* (Internet)	648	2,624
Red Robin Gourmet Burgers, Inc.* (Retail)	810	44,526
Repligen Corp.* (Biotechnology)	1,620	40,856
Retail Opportunity Investments Corp. (REIT)	4,860	79,413
Rex Energy Corp.* (Oil & Gas)	2,592	20,321
RLI Corp. (Insurance)	972	48,201
Roadrunner Transportation Systems, Inc.* (Transportation)	972	20,033
Rogers Corp.* (Electronics)	486	33,228
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	972	22,891
Ruth’s Hospitality Group, Inc. (Retail)	1,944	23,658
Sabra Health Care REIT, Inc. (REIT)	2,430	69,425
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	486	15,377
Saia, Inc.* (Transportation)	1,296	63,529
Saul Centers, Inc. (REIT)	324	17,804
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	648	27,903
Scientific Games Corp.* - Class A (Entertainment)	2,592	30,508
Select Comfort Corp.* (Home Furnishings)	972	24,971
Simpson Manufacturing Co., Inc. (Building Materials)	810	26,795
Sonic Corp.* (Retail)	2,754	69,428
Sovran Self Storage, Inc. (REIT)	810	68,923
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	3,078	23,331
Stamps.com, Inc.* (Internet)	810	29,889
Standard Motor Products, Inc. (Auto Parts & Equipment)	486	19,207
Steven Madden, Ltd.* (Apparel)	3,078	96,495
Stifel Financial Corp.* (Diversified Financial Services)	1,944	92,359
Stillwater Mining Co.* (Mining)	2,268	29,779
Stone Energy Corp.* (Oil & Gas)	2,916	71,442
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	972	40,513
SunCoke Energy, Inc.* (Coal)	1,782	42,590
SurModics, Inc.* (Healthcare - Products)	648	14,029
Sykes Enterprises, Inc.* (Computers)	1,134	24,426
Synaptics, Inc.* (Computers)	1,944	133,028
Synchronoss Technologies, Inc.* (Software)	1,944	100,446
Synergy Resources Corp.* (Oil & Gas)	3,564	43,445
Take-Two Interactive Software, Inc.* (Software)	1,620	42,849
Tangoe, Inc.* (Software)	810	11,883
TASER International, Inc.* (Electronics)	2,754	51,886
Teledyne Technologies, Inc.* (Aerospace/Defense)	1,134	117,517
TeleTech Holdings, Inc.* (Commercial Services)	486	12,544
Tennant Co. (Machinery-Diversified)	648	47,777
Tesco Corp. (Oil & Gas Services)	1,944	37,014
Tessera Technologies, Inc. (Semiconductors)	972	29,539
Texas Capital Bancshares, Inc.* (Banks)	2,268	138,688
Texas Roadhouse, Inc. - Class A (Retail)	3,240	93,539
The Andersons, Inc. (Agriculture)	810	51,621
The Buckle, Inc. (Retail)	648	31,966
The Ensign Group, Inc. (Healthcare - Services)	648	25,091
The Medicines Co.* (Biotechnology)	3,402	86,138
The Men’s Wearhouse, Inc. (Retail)	1,134	53,332
The Ryland Group, Inc. (Home Builders)	1,458	52,211
Toro Co. (Housewares)	1,782	110,003
TrueBlue, Inc.* (Commercial Services)	1,458	36,042
TrustCo Bank Corp. (Banks)	1,782	13,009
Tuesday Morning Corp.* (Retail)	972	19,819
Tyler Technologies, Inc.* (Software)	1,782	199,442
U.S. Silica Holdings, Inc. (Mining)	2,916	130,928
Ultratech Stepper, Inc.* (Semiconductors)	486	9,297
UMB Financial Corp. (Banks)	972	57,912
UniFirst Corp. (Textiles)	324	36,145
United Community Banks, Inc. (Banks)	2,430	43,813
Universal Electronics, Inc.* (Home Furnishings)	810	46,081

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Universal Health Realty Income Trust (REIT)	324	$15,698
Universal Insurance Holdings, Inc. (Insurance)	1,134	19,845
Urstadt Biddle Properties - Class A (REIT)	486	10,512
US Ecology, Inc. (Environmental Control)	1,134	57,018
Veritiv Corp.* (Forest Products & Paper)	162	7,308
ViaSat, Inc.* (Telecommunications)	1,458	91,329
Vicor Corp.* (Electrical Components & Equipment)	486	6,614
ViewPoint Financial Group, Inc. (Banks)	810	22,089
Virtus Investment Partners, Inc. (Diversified Financial Services)	324	58,064
Virtusa Corp.* (Computers)	1,458	59,749
WageWorks, Inc.* (Diversified Financial Services)	1,134	64,649
Watts Water Technologies, Inc. - Class A (Electronics)	648	39,288
WD-40 Co. (Household Products/Wares)	810	62,103
West Pharmaceutical Services, Inc. (Healthcare - Products)	3,726	190,958
Westamerica Bancorp (Banks)	648	31,972
Wilshire Bancorp, Inc. (Banks)	3,726	36,887
Winnebago Industries, Inc.* (Home Builders)	1,458	30,924
Wolverine World Wide, Inc. (Apparel)	5,346	145,090
World Acceptance Corp.* (Diversified Financial Services)	324	23,218
XO Group, Inc.* (Internet)	1,296	16,498
Zumiez, Inc.* (Retail)	648	21,630
TOTAL COMMON STOCKS
(Cost $14,004,071)		17,069,259
TOTAL INVESTMENT SECURITIES
(Cost $14,004,071) - 99.8%		17,069,259
Net other assets (liabilities) - 0.2%		35,995

NET ASSETS - 100.0%		$17,105,254

*	Non-income producing security

See accompanying notes to schedules of portfolio investments.

Small-Cap Growth ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$334,556	2.0%
Agriculture	51,621	0.3%
Airlines	108,111	0.6%
Apparel	413,623	2.4%
Auto Parts & Equipment	94,310	0.6%
Banks	1,525,665	8.9%
Beverages	121,014	0.7%
Biotechnology	344,200	2.0%
Building Materials	269,726	1.6%
Chemicals	280,937	1.6%
Coal	42,590	0.2%
Commercial Services	871,335	5.1%
Computers	798,832	4.7%
Cosmetics/Personal Care	27,605	0.2%
Distribution/Wholesale	187,308	1.1%
Diversified Financial Services	895,120	5.2%
Electrical Components & Equipment	300,214	1.8%
Electronics	431,024	2.5%
Energy Equipment & Services	6,312	NM
Energy-Alternate Sources	8,631	0.1%
Engineering & Construction	94,730	0.6%
Entertainment	165,935	1.0%
Environmental Control	187,471	1.1%
Food	125,239	0.7%
Forest Products & Paper	195,827	1.1%
Hand/Machine Tools	48,393	0.3%
Healthcare - Products	912,436	5.3%
Healthcare - Services	277,825	1.6%
Home Builders	83,135	0.5%
Home Furnishings	218,700	1.3%
Household Products/Wares	112,201	0.7%
Housewares	110,003	0.6%
Insurance	231,415	1.4%
Internet	306,977	1.8%
Iron/Steel	24,527	0.1%
Leisure Time	45,671	0.3%
Lodging	32,232	0.2%
Machinery-Diversified	143,629	0.8%
Media	31,104	0.2%
Metal Fabricate/Hardware	95,936	0.6%
Mining	191,179	1.1%
Miscellaneous Manufacturing	443,412	2.6%
Office Furnishings	23,372	0.1%
Oil & Gas	364,131	2.1%
Oil & Gas Services	287,654	1.7%
Pharmaceuticals	511,902	3.0%
Real Estate	87,193	0.5%
REIT	921,477	5.4%
Retail	1,279,132	7.5%
Savings & Loans	90,623	0.5%
Semiconductors	296,742	1.7%
Software	1,145,529	6.7%
Storage/Warehousing	106,507	0.6%
Telecommunications	357,618	2.1%
Textiles	66,797	0.4%
Transportation	310,889	1.8%
Water	28,982	0.2%
Other **	35,995	0.2%
Total	$17,105,254	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund  :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (100.0%)
Anheuser-Busch InBev N.V.ADR (Beverages)	2,883	$319,955
ArcelorMittalNYS (Iron/Steel)	12,741	167,672
ARM Holdings PLCADR (Semiconductors)	3,999	170,797
ASML Holding N.V.NYS (Semiconductors)	2,604	259,567
AstraZeneca PLCADR (Pharmaceuticals)	5,022	366,304
Banco Santander S.A.ADR (Banks)	37,200	326,244
Barclays PLCADR (Banks)	16,554	254,932
BHP Billiton PLCADR (Mining)	7,533	392,017
BP PLCADR (Oil & Gas)	8,835	383,969
British American Tobacco PLCADR (Agriculture)	2,883	327,393
Diageo PLCADR (Beverages)	2,418	285,251
GlaxoSmithKline PLCADR (Pharmaceuticals)	4,836	219,990
HSBC Holdings PLCADR (Banks)	9,486	483,976
ING Groep N.V.*ADR (Insurance)	19,158	274,343
Koninklijke Phillips Electronics N.V.NYS (Electronics)	6,417	179,291
National Grid PLCADR (Gas)	3,999	297,486
Nokia Corp.ADR (Telecommunications)	28,365	234,579
Rio Tinto PLCADR (Mining)	6,231	298,901
Royal Bank of Scotland Group PLC*ADR (Banks)	25,203	313,273
Royal Dutch Shell PLCADR - Class A (Oil & Gas)	6,975	500,735
Ryanair Holdings PLC*ADR (Airlines)	6,510	361,565
Sanofi-AventisADR (Pharmaceuticals)	4,836	223,617
SAP AGADR (Software)	4,092	278,788
Statoil ASAADR (Oil & Gas)	12,741	292,406
Telefonaktiebolaget LM EricssonADR (Telecommunications)	19,995	236,741
Telefonica S.A.ADR (Telecommunications)	18,414	275,842
Tenaris S.A.ADR (Metal Fabricate/Hardware)	5,022	199,072
Total S.A.ADR (Oil & Gas)	6,882	412,163
Unilever N.V.NYS (Food)	6,417	248,530
Vodafone Group PLCADR (Telecommunications)	6,882	228,620
TOTAL COMMON STOCKS
(Cost $7,164,417)		8,814,019
TOTAL INVESTMENT SECURITIES
(Cost $7,164,417) - 100.0%		8,814,019
Net other assets (liabilities) - NM		(1,480)

NET ASSETS - 100.0%		$8,812,539

*	Non-income producing security
ADR	American Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.
NYS	New York Shares

See accompanying notes to schedules of portfolio investments.

Europe 30 ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Agriculture	$327,393	3.7%
Airlines	361,565	4.1%
Banks	1,378,425	15.6%
Beverages	605,207	6.9%
Electronics	179,291	2.0%
Food	248,530	2.8%
Gas	297,486	3.4%
Insurance	274,343	3.1%
Iron/Steel	167,672	1.9%
Metal Fabricate/Hardware	199,072	2.3%
Mining	690,918	7.8%
Oil & Gas	1,589,273	18.0%
Pharmaceuticals	809,911	9.2%
Semiconductors	430,364	4.9%
Software	278,788	3.2%
Telecommunications	975,781	11.1%
Other **	(1,480)	NM
Total	$8,812,539	100.0%

Europe 30 ProFund invested in securities with exposure to the following countries as of October 31, 2014:

	Value	% of Net Assets
Belgium	$319,955	3.6%
Finland	234,579	2.7%
France	635,780	7.2%
Germany	278,788	3.2%
Ireland	361,565	4.1%
Luxembourg	366,744	4.2%
Netherlands	1,462,466	16.6%
Norway	292,406	3.3%
Spain	602,086	6.8%
Sweden	236,741	2.7%
United Kingdom	4,022,909	45.6%
Other**	(1,480)	NM
Total	$8,812,539	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund  :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (62.7%)
3M Co. (Miscellaneous Manufacturing)	1,749	$268,944
Abbott Laboratories (Pharmaceuticals)	4,026	175,493
AbbVie, Inc. (Pharmaceuticals)	4,290	272,243
Accenture PLC - Class A (Computers)	1,683	136,525
ACE, Ltd. (Insurance)	891	97,386
Actavis PLC* (Pharmaceuticals)	726	176,229
Adobe Systems, Inc.* (Software)	1,254	87,930
Aetna, Inc. (Healthcare - Services)	957	78,962
Affiliated Managers Group, Inc.* (Diversified Financial Services)	165	32,965
AFLAC, Inc. (Insurance)	1,221	72,930
Agilent Technologies, Inc. (Electronics)	891	49,254
AGL Resources, Inc. (Gas)	330	17,790
Air Products & Chemicals, Inc. (Chemicals)	528	71,100
Airgas, Inc. (Chemicals)	165	18,404
Akamai Technologies, Inc.* (Software)	462	27,859
Alcoa, Inc. (Mining)	3,168	53,096
Alexion Pharmaceuticals, Inc.* (Biotechnology)	528	101,038
Allegheny Technologies, Inc. (Iron/Steel)	297	9,756
Allegion PLC (Electronics)	264	14,016
Allergan, Inc. (Pharmaceuticals)	792	150,528
Alliance Data Systems Corp.* (Commercial Services)	165	46,753
Allstate Corp. (Insurance)	1,155	74,902
Altera Corp. (Semiconductors)	825	28,355
Altria Group, Inc. (Agriculture)	5,313	256,830
Amazon.com, Inc.* (Internet)	1,023	312,485
Ameren Corp. (Electric)	660	27,944
American Electric Power, Inc. (Electric)	1,320	77,009
American Express Co. (Diversified Financial Services)	2,409	216,691
American International Group, Inc. (Insurance)	3,828	205,066
American Tower Corp. (REIT)	1,056	102,960
Ameriprise Financial, Inc. (Diversified Financial Services)	495	62,454
AmerisourceBergen Corp. (Pharmaceuticals)	561	47,915
Ametek, Inc. (Electrical Components & Equipment)	660	34,419
Amgen, Inc. (Biotechnology)	2,046	331,820
Amphenol Corp. - Class A (Electronics)	858	43,398
Anadarko Petroleum Corp. (Oil & Gas)	1,353	124,178
Analog Devices, Inc. (Semiconductors)	858	42,574
Aon PLC (Insurance)	792	68,112
Apache Corp. (Oil & Gas)	1,023	78,976
Apartment Investment & Management Co. - Class A (REIT)	396	14,173
Apple Computer, Inc. (Computers)	16,071	1,735,669
Applied Materials, Inc. (Semiconductors)	3,267	72,168
Archer-Daniels-Midland Co. (Agriculture)	1,749	82,203
Assurant, Inc. (Insurance)	198	13,508
AT&T, Inc. (Telecommunications)	13,926	485,182
Autodesk, Inc.* (Software)	594	34,179
Automatic Data Processing, Inc. (Commercial Services)	1,287	105,251
AutoNation, Inc.* (Retail)	198	11,337
AutoZone, Inc.* (Retail)	99	54,798
Avago Technologies, Ltd. (Semiconductors)	660	56,925
AvalonBay Communities, Inc. (REIT)	363	56,570
Avery Dennison Corp. (Household Products/Wares)	264	12,368
Avon Products, Inc. (Cosmetics/Personal Care)	1,155	12,012
Baker Hughes, Inc. (Oil & Gas Services)	1,155	61,169
Ball Corp. (Packaging & Containers)	363	23,389
Bank of America Corp. (Banks)	28,248	484,736
Bank of New York Mellon Corp. (Banks)	3,036	117,554
Bard (C.R.), Inc. (Healthcare - Products)	198	32,466
Baxter International, Inc. (Healthcare - Products)	1,452	101,843
BB&T Corp. (Banks)	1,947	73,752
Becton, Dickinson & Co. (Healthcare - Products)	528	67,954
Bed Bath & Beyond, Inc.* (Retail)	528	35,556
Bemis Co., Inc. (Packaging & Containers)	264	10,156
Berkshire Hathaway, Inc.* - Class B (Insurance)	4,884	684,541
Best Buy Co., Inc. (Retail)	792	27,039
Biogen Idec, Inc.* (Biotechnology)	627	201,317
BlackRock, Inc. (Diversified Financial Services)	330	112,566
Boeing Co. (Aerospace/Defense)	1,815	226,712
BorgWarner, Inc. (Auto Parts & Equipment)	627	35,752
Boston Properties, Inc. (REIT)	396	50,193
Boston Scientific Corp.* (Healthcare - Products)	3,564	47,330
Bristol-Myers Squibb Co. (Pharmaceuticals)	4,455	259,236
Broadcom Corp. - Class A (Semiconductors)	1,452	60,810
Brown-Forman Corp. - Class B (Beverages)	429	39,755
C.H. Robinson Worldwide, Inc. (Transportation)	396	27,407
CA, Inc. (Software)	858	24,933
Cablevision Systems Corp. NY - Class A (Media)	594	11,060
Cabot Oil & Gas Corp. (Oil & Gas)	1,122	34,894
Cameron International Corp.* (Oil & Gas Services)	561	33,408
Campbell Soup Co. (Food)	495	21,864
Capital One Financial Corp. (Banks)	1,518	125,645
Cardinal Health, Inc. (Pharmaceuticals)	891	69,926
CareFusion Corp.* (Healthcare - Products)	561	32,185
CarMax, Inc.* (Retail)	594	33,211
Carnival Corp. - Class A (Leisure Time)	1,221	49,023
Caterpillar, Inc. (Machinery - Construction & Mining)	1,683	170,673

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
CBRE Group, Inc.* - Class A (Real Estate)	759	$24,288
CBS Corp. - Class B (Media)	1,287	69,781
Celgene Corp.* (Biotechnology)	2,145	229,708
CenterPoint Energy, Inc. (Gas)	1,155	28,355
CenturyLink, Inc. (Telecommunications)	1,518	62,967
Cerner Corp.* (Software)	825	52,256
CF Industries Holdings, Inc. (Chemicals)	132	34,320
Chesapeake Energy Corp. (Oil & Gas)	1,386	30,741
Chevron Corp. (Oil & Gas)	5,115	613,544
Chipotle Mexican Grill, Inc.* (Retail)	99	63,162
CIGNA Corp. (Healthcare - Services)	693	69,002
Cimarex Energy Co. (Oil & Gas)	231	26,258
Cincinnati Financial Corp. (Insurance)	396	19,986
Cintas Corp. (Commercial Services)	264	19,335
Cisco Systems, Inc. (Telecommunications)	13,695	335,117
Citigroup, Inc. (Banks)	8,151	436,323
Citrix Systems, Inc.* (Software)	429	27,555
Clorox Co. (Household Products/Wares)	330	32,835
CME Group, Inc. (Diversified Financial Services)	858	71,909
CMS Energy Corp. (Electric)	726	23,718
Coach, Inc. (Retail)	726	24,960
Coca-Cola Co. (Beverages)	10,593	443,635
Coca-Cola Enterprises, Inc. (Beverages)	594	25,750
Cognizant Technology Solutions Corp.* (Computers)	1,617	78,990
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,310	154,493
Comcast Corp. - Class A (Media)	6,963	385,402
Comerica, Inc. (Banks)	495	23,631
Computer Sciences Corp. (Computers)	396	23,918
ConAgra Foods, Inc. (Food)	1,122	38,541
ConocoPhillips (Oil & Gas)	3,300	238,095
CONSOL Energy, Inc. (Coal)	627	23,074
Consolidated Edison, Inc. (Electric)	792	50,181
Constellation Brands, Inc.* (Beverages)	462	42,291
Corning, Inc. (Telecommunications)	3,465	70,790
Costco Wholesale Corp. (Retail)	1,188	158,444
Covidien PLC (Healthcare - Products)	1,221	112,869
Crown Castle International Corp. (REIT)	891	69,605
CSX Corp. (Transportation)	2,673	95,239
Cummins, Inc. (Machinery-Diversified)	462	67,535
CVS Caremark Corp. (Retail)	3,102	266,183
D.R. Horton, Inc. (Home Builders)	891	20,305
Danaher Corp. (Miscellaneous Manufacturing)	1,650	132,660
Darden Restaurants, Inc. (Retail)	363	18,796
DaVita, Inc.* (Healthcare - Services)	462	36,068
Deere & Co. (Machinery-Diversified)	957	81,863
Delphi Automotive PLC (Auto Parts & Equipment)	792	54,632
Delta Air Lines, Inc. (Airlines)	2,277	91,604
Denbury Resources, Inc. (Oil & Gas)	957	11,867
DENTSPLY International, Inc. (Healthcare - Products)	396	20,105
Devon Energy Corp. (Oil & Gas)	1,023	61,380
Diamond Offshore Drilling, Inc. (Oil & Gas)	165	6,222
DIRECTV* - Class A (Media)	1,353	117,427
Discover Financial Services (Diversified Financial Services)	1,254	79,980
Discovery Communications, Inc.* - Class C (Media)	726	25,403
Discovery Communications, Inc.* - Class A (Media)	396	13,999
Dollar General Corp.* (Retail)	825	51,703
Dollar Tree, Inc.* (Retail)	561	33,980
Dominion Resources, Inc. (Electric)	1,551	110,587
Dover Corp. (Miscellaneous Manufacturing)	462	36,701
Dr. Pepper Snapple Group, Inc. (Beverages)	528	36,564
DTE Energy Co. (Electric)	462	37,958
Duke Energy Corp. (Electric)	1,914	157,235
Dun & Bradstreet Corp. (Software)	99	12,158
E*TRADE Financial Corp.* (Diversified Financial Services)	759	16,926
E.I. du Pont de Nemours & Co. (Chemicals)	2,442	168,865
Eastman Chemical Co. (Chemicals)	396	31,989
Eaton Corp. (Miscellaneous Manufacturing)	1,287	88,018
eBay, Inc.* (Internet)	3,036	159,390
Ecolab, Inc. (Chemicals)	726	80,753
Edison International (Electric)	891	55,759
Edwards Lifesciences Corp.* (Healthcare - Products)	297	35,913
Electronic Arts, Inc.* (Software)	825	33,800
Eli Lilly & Co. (Pharmaceuticals)	2,640	175,111
EMC Corp. (Computers)	5,445	156,435
Emerson Electric Co. (Electrical Components & Equipment)	1,881	120,497
Ensco PLCADR - Class A (Oil & Gas)	627	25,450
Entergy Corp. (Electric)	495	41,590
EOG Resources, Inc. (Oil & Gas)	1,485	141,149
EQT Corp. (Oil & Gas)	396	37,240
Equifax, Inc. (Commercial Services)	330	24,994
Equity Residential (REIT)	957	66,569
Essex Property Trust, Inc. (REIT)	165	33,290
Exelon Corp. (Electric)	2,310	84,524
Expedia, Inc. (Internet)	264	22,432
Expeditors International of Washington, Inc. (Transportation)	528	22,524
Express Scripts Holding Co.* (Pharmaceuticals)	2,013	154,639
Exxon Mobil Corp. (Oil & Gas)	11,451	1,107,427
F5 Networks, Inc.* (Internet)	198	24,350
Facebook, Inc.* - Class A (Internet)	5,478	410,795
Family Dollar Stores, Inc. (Retail)	264	20,669
Fastenal Co. (Distribution/Wholesale)	726	31,973
FedEx Corp. (Transportation)	726	121,532
Fidelity National Information Services, Inc. (Software)	759	44,318

See accompanying notes to schedules of portfolio investments.

	Shares		Value
Common Stocks, continued
Fifth Third Bancorp (Banks)	2,244		$44,858
First Horizon National Corp. (Banks)	—	†	4
First Solar, Inc.* (Semiconductors)	198		11,662
FirstEnergy Corp. (Electric)	1,122		41,895
Fiserv, Inc.* (Software)	660		45,857
FLIR Systems, Inc. (Electronics)	396		13,278
Flowserve Corp. (Machinery-Diversified)	363		24,680
Fluor Corp. (Engineering & Construction)	429		28,460
FMC Corp. (Chemicals)	363		20,818
FMC Technologies, Inc.* (Oil & Gas Services)	627		35,137
Ford Motor Co. (Auto Manufacturers)	10,428		146,931
Fossil Group, Inc.* (Distribution/Wholesale)	132		13,419
Franklin Resources, Inc. (Diversified Financial Services)	1,056		58,724
Freeport-McMoRan Copper & Gold, Inc. (Mining)	2,805		79,942
Frontier Communications Corp. (Telecommunications)	2,706		17,697
GameStop Corp. - Class A (Retail)	297		12,700
Gannett Co., Inc. (Media)	594		18,711
Garmin, Ltd. (Electronics)	330		18,308
General Dynamics Corp. (Aerospace/Defense)	858		119,914
General Electric Co. (Miscellaneous Manufacturing)	26,928		695,012
General Growth Properties, Inc. (REIT)	1,683		43,607
General Mills, Inc. (Food)	1,650		85,735
General Motors Co. (Auto Manufacturers)	3,630		113,982
Genuine Parts Co. (Distribution/Wholesale)	396		38,444
Genworth Financial, Inc.* - Class A (Insurance)	1,320		18,467
Gilead Sciences, Inc.* (Biotechnology)	4,059		454,608
Google, Inc.* - Class C (Internet)	759		424,342
Google, Inc.* - Class A (Internet)	759		431,013
H & R Block, Inc. (Commercial Services)	726		23,457
Halliburton Co. (Oil & Gas Services)	2,277		125,554
Harley-Davidson, Inc. (Leisure Time)	594		39,026
Harman International Industries, Inc. (Home Furnishings)	198		21,253
Harris Corp. (Telecommunications)	297		20,671
Hartford Financial Services Group, Inc. (Insurance)	1,188		47,021
Hasbro, Inc. (Toys/Games/Hobbies)	297		17,086
HCP, Inc. (REIT)	1,221		53,687
Health Care REIT, Inc. (REIT)	858		61,012
Helmerich & Payne, Inc. (Oil & Gas)	297		25,786
Hess Corp. (Oil & Gas)	693		58,773
Hewlett-Packard Co. (Computers)	5,016		179,974
Honeywell International, Inc. (Electronics)	2,112		203,005
Hormel Foods Corp. (Food)	363		19,569
Hospira, Inc.* (Healthcare - Products)	462		24,809
Host Hotels & Resorts, Inc. (REIT)	2,046		47,692
Hudson City Bancorp, Inc. (Savings & Loans)	1,287		12,419
Humana, Inc. (Healthcare - Services)	429		59,567
Huntington Bancshares, Inc. (Banks)	2,178		21,584
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	990		90,140
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	726		45,462
Integrys Energy Group, Inc. (Electric)	231		16,789
Intel Corp. (Semiconductors)	13,299		452,300
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	297		61,862
International Business Machines Corp. (Computers)	2,475		406,890
International Flavors & Fragrances, Inc. (Chemicals)	231		22,904
International Paper Co. (Forest Products & Paper)	1,155		58,466
Intuit, Inc. (Software)	759		66,800
Intuitive Surgical, Inc.* (Healthcare - Products)	99		49,084
Invesco, Ltd. (Diversified Financial Services)	1,155		46,743
Iron Mountain, Inc. (Commercial Services)	462		16,664
J.P. Morgan Chase & Co. (Banks)	10,098		610,727
Jabil Circuit, Inc. (Electronics)	528		11,062
Jacobs Engineering Group, Inc.* (Engineering & Construction)	363		17,224
Johnson & Johnson (Pharmaceuticals)	7,557		814,493
Johnson Controls, Inc. (Auto Parts & Equipment)	1,782		84,199
Joy Global, Inc. (Machinery - Construction & Mining)	264		13,894
Juniper Networks, Inc. (Telecommunications)	1,089		22,945
Kansas City Southern Industries, Inc. (Transportation)	297		36,469
Kellogg Co. (Food)	693		44,324
Keurig Green Mountain, Inc. (Beverages)	330		50,078
KeyCorp (Banks)	2,343		30,928
Kimberly-Clark Corp. (Household Products/Wares)	990		113,127
Kimco Realty Corp. (REIT)	1,089		27,171
Kinder Morgan, Inc. (Pipelines)	1,782		68,963
KLA-Tencor Corp. (Semiconductors)	429		33,955
Kohls Corp. (Retail)	561		30,417
Kraft Foods Group, Inc. (Food)	1,584		89,259
Kroger Co. (Food)	1,320		73,537
L Brands, Inc. (Retail)	660		47,599
L-3 Communications Holdings, Inc. (Aerospace/Defense)	231		28,057
Laboratory Corp. of America Holdings* (Healthcare - Services)	231		25,246
Lam Research Corp. (Semiconductors)	429		33,402
Legg Mason, Inc. (Diversified Financial Services)	264		13,728
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	363		14,295
Lennar Corp. - Class A (Home Builders)	462		19,903
Leucadia National Corp. (Holding Companies - Diversified)	858		20,403

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Lincoln National Corp. (Insurance)	693	$37,949
Linear Technology Corp. (Semiconductors)	627	26,861
Lockheed Martin Corp. (Aerospace/Defense)	726	138,354
Loews Corp. (Insurance)	825	35,970
Lorillard, Inc. (Agriculture)	957	58,856
Lowe’s Cos., Inc. (Retail)	2,640	151,008
LyondellBasell Industries N.V. - Class A (Chemicals)	1,155	105,833
M&T Bank Corp. (Banks)	363	44,351
Macy’s, Inc. (Retail)	957	55,334
Mallinckrodt PLC* (Pharmaceuticals)	297	27,377
Marathon Oil Corp. (Oil & Gas)	1,815	64,251
Marathon Petroleum Corp. (Oil & Gas)	759	68,993
Marriott International, Inc. - Class A (Lodging)	595	45,035
Marsh & McLennan Cos., Inc. (Insurance)	1,452	78,945
Martin Marietta Materials (Building Materials)	165	19,292
Masco Corp. (Building Materials)	957	21,121
MasterCard, Inc. - Class A (Commercial Services)	2,640	221,100
Mattel, Inc. (Toys/Games/Hobbies)	891	27,684
McCormick & Co., Inc. (Food)	363	25,671
McDonald’s Corp. (Retail)	2,640	247,447
McGraw Hill Financial, Inc. (Commercial Services)	726	65,689
McKesson Corp. (Pharmaceuticals)	627	127,538
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	528	52,436
MeadWestvaco Corp. (Forest Products & Paper)	462	20,407
Medtronic, Inc. (Healthcare - Products)	2,640	179,943
Merck & Co., Inc. (Pharmaceuticals)	7,755	449,325
MetLife, Inc. (Insurance)	3,036	164,673
Michael Kors Holdings, Ltd.* (Apparel)	561	44,089
Microchip Technology, Inc. (Semiconductors)	528	22,762
Micron Technology, Inc.* (Semiconductors)	2,871	95,001
Microsoft Corp. (Software)	22,110	1,038,065
Mohawk Industries, Inc.* (Textiles)	165	23,437
Molson Coors Brewing Co. - Class B (Beverages)	429	31,909
Mondelez International, Inc. - Class A (Food)	4,521	159,411
Monsanto Co. (Chemicals)	1,419	163,242
Monster Beverage Corp.* (Beverages)	396	39,948
Moody’s Corp. (Commercial Services)	495	49,119
Morgan Stanley Dean Witter & Co. (Banks)	4,125	144,169
Motorola Solutions, Inc. (Telecommunications)	594	38,313
Murphy Oil Corp. (Oil & Gas)	462	24,666
Mylan Laboratories, Inc.* (Pharmaceuticals)	990	53,015
Nabors Industries, Ltd. (Oil & Gas)	792	14,137
NASDAQ Stock Market, Inc. (Diversified Financial Services)	330	14,276
National Oilwell Varco, Inc. (Oil & Gas Services)	1,155	83,899
Navient Corp. (Diversified Financial Services)	1,122	22,193
Neilsen Holdings N.V. (Media)	825	35,054
NetApp, Inc. (Computers)	858	36,722
Netflix, Inc.* (Internet)	165	64,807
Newell Rubbermaid, Inc. (Housewares)	726	24,198
Newfield Exploration Co.* (Oil & Gas)	363	11,837
Newmont Mining Corp. (Mining)	1,353	25,382
News Corp.* - Class A (Media)	1,353	20,944
NextEra Energy, Inc. (Electric)	1,188	119,062
NIKE, Inc. - Class B (Apparel)	1,881	174,876
NiSource, Inc. (Gas)	858	36,087
Noble Corp. (Oil & Gas)	693	14,498
Noble Energy, Inc. (Oil & Gas)	957	55,152
Nordstrom, Inc. (Retail)	396	28,754
Norfolk Southern Corp. (Transportation)	825	91,278
Northeast Utilities System (Electric)	858	42,342
Northern Trust Corp. (Banks)	594	39,382
Northrop Grumman Corp. (Aerospace/Defense)	561	77,396
NRG Energy, Inc. (Electric)	891	26,712
Nucor Corp. (Iron/Steel)	858	46,384
NVIDIA Corp. (Semiconductors)	1,386	27,082
Occidental Petroleum Corp. (Oil & Gas)	2,079	184,885
Omnicom Group, Inc. (Advertising)	660	47,427
ONEOK, Inc. (Pipelines)	561	33,065
Oracle Corp. (Software)	8,745	341,492
O’Reilly Automotive, Inc.* (Retail)	264	46,432
Owens-Illinois, Inc.* (Packaging & Containers)	429	11,055
PACCAR, Inc. (Auto Manufacturers)	957	62,511
Pall Corp. (Miscellaneous Manufacturing)	297	27,152
Parker Hannifin Corp. (Miscellaneous Manufacturing)	396	50,304
Patterson Cos., Inc. (Healthcare - Products)	231	9,958
Paychex, Inc. (Software)	891	41,824
Pentair PLC (Miscellaneous Manufacturing)	528	35,402
People’s United Financial, Inc. (Savings & Loans)	825	12,062
Pepco Holdings, Inc. (Electric)	660	18,044
PepsiCo, Inc. (Beverages)	4,059	390,354
PerkinElmer, Inc. (Electronics)	297	12,896
Perrigo Co. PLC (Pharmaceuticals)	363	58,607
PetSmart, Inc. (Retail)	264	19,100
Pfizer, Inc. (Pharmaceuticals)	17,028	509,989
PG&E Corp. (Electric)	1,254	63,101
Philip Morris International, Inc. (Agriculture)	4,191	373,041
Phillips 66 (Oil & Gas)	1,485	116,573
Pinnacle West Capital Corp. (Electric)	297	18,257
Pioneer Natural Resources Co. (Oil & Gas)	396	74,868

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pitney Bowes, Inc. (Office/Business Equipment)	561	$13,879
Plum Creek Timber Co., Inc. (REIT)	462	18,947
PNC Financial Services Group (Banks)	1,452	125,438
PPG Industries, Inc. (Chemicals)	363	73,939
PPL Corp. (Electric)	1,782	62,352
Praxair, Inc. (Chemicals)	792	99,784
Precision Castparts Corp. (Metal Fabricate/Hardware)	396	87,397
Priceline.com, Inc.* (Internet)	132	159,220
Principal Financial Group, Inc. (Insurance)	726	38,021
Procter & Gamble Co. (Cosmetics/Personal Care)	7,260	633,580
Progressive Corp. (Insurance)	1,452	38,347
Prologis, Inc. (REIT)	1,353	56,352
Prudential Financial, Inc. (Insurance)	1,221	108,107
Public Service Enterprise Group, Inc. (Electric)	1,353	55,892
Public Storage, Inc. (REIT)	396	72,999
PulteGroup, Inc. (Home Builders)	924	17,732
PVH Corp. (Retail)	231	26,415
QEP Resources, Inc. (Oil & Gas)	429	10,755
Qualcomm, Inc. (Semiconductors)	4,488	352,353
Quanta Services, Inc.* (Commercial Services)	594	20,244
Quest Diagnostics, Inc. (Healthcare - Services)	396	25,130
Ralph Lauren Corp. (Apparel)	165	27,199
Range Resources Corp. (Oil & Gas)	462	31,601
Raytheon Co. (Aerospace/Defense)	825	85,701
Red Hat, Inc.* (Software)	495	29,165
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	198	77,957
Regions Financial Corp. (Banks)	3,696	36,701
Republic Services, Inc. (Environmental Control)	693	26,611
Reynolds American, Inc. (Agriculture)	825	51,901
Robert Half International, Inc. (Commercial Services)	363	19,885
Rockwell Automation, Inc. (Machinery-Diversified)	363	40,783
Rockwell Collins, Inc. (Aerospace/Defense)	363	30,546
Roper Industries, Inc. (Machinery-Diversified)	264	41,791
Ross Stores, Inc. (Retail)	561	45,284
Ryder System, Inc. (Transportation)	132	11,678
Safeway, Inc. (Food)	627	21,857
Salesforce.com, Inc.* (Software)	1,551	99,248
SanDisk Corp. (Computers)	594	55,919
SCANA Corp. (Electric)	396	21,736
Schlumberger, Ltd. (Oil & Gas Services)	3,465	341,856
Scripps Networks Interactive - Class A (Media)	264	20,391
Seagate Technology PLC (Computers)	891	55,982
Sealed Air Corp. (Packaging & Containers)	561	20,336
Sempra Energy (Gas)	627	68,971
Sherwin-Williams Co. (Chemicals)	231	53,028
Sigma-Aldrich Corp. (Chemicals)	330	44,850
Simon Property Group, Inc. (REIT)	825	147,848
Snap-on, Inc. (Hand/Machine Tools)	165	21,803
Southern Co. (Electric)	2,409	111,682
Southwest Airlines Co. (Airlines)	1,848	63,719
Southwestern Energy Co.* (Oil & Gas)	957	31,112
Spectra Energy Corp. (Pipelines)	1,815	71,021
St. Jude Medical, Inc. (Healthcare - Products)	759	48,705
Stanley Black & Decker, Inc. (Hand/Machine Tools)	429	40,172
Staples, Inc. (Retail)	1,716	21,759
Starbucks Corp. (Retail)	2,013	152,102
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	528	40,476
State Street Corp. (Banks)	1,122	84,666
Stericycle, Inc.* (Environmental Control)	231	29,106
Stryker Corp. (Healthcare - Products)	792	69,324
SunTrust Banks, Inc. (Banks)	1,419	55,540
Symantec Corp. (Internet)	1,848	45,867
Sysco Corp. (Food)	1,584	61,047
T. Rowe Price Group, Inc. (Diversified Financial Services)	693	56,888
Target Corp. (Retail)	1,716	106,083
TE Connectivity, Ltd. (Electronics)	1,089	66,570
TECO Energy, Inc. (Electric)	627	12,295
Tenet Healthcare Corp.* (Healthcare - Services)	264	14,797
Teradata Corp.* (Computers)	429	18,155
Tesoro Petroleum Corp. (Oil & Gas)	330	23,565
Texas Instruments, Inc. (Semiconductors)	2,871	142,574
Textron, Inc. (Miscellaneous Manufacturing)	759	31,521
The ADT Corp. (Commercial Services)	462	16,558
The AES Corp. (Electric)	1,782	25,073
The Charles Schwab Corp. (Diversified Financial Services)	3,069	87,988
The Chubb Corp. (Insurance)	660	65,578
The Dow Chemical Co. (Chemicals)	3,003	148,348
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	594	44,657
The Gap, Inc. (Retail)	726	27,508
The Goldman Sachs Group, Inc. (Banks)	1,089	206,899
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	726	17,591
The Hershey Co. (Food)	396	37,980
The Home Depot, Inc. (Retail)	3,630	353,997
The Interpublic Group of Cos., Inc. (Advertising)	1,122	21,756
The JM Smucker Co. - Class A (Food)	264	27,456
The Macerich Co. (REIT)	363	25,592
The Mosaic Co. (Chemicals)	858	38,018
The Travelers Cos., Inc. (Insurance)	924	93,139
The Williams Cos., Inc. (Pipelines)	1,815	100,751
Thermo Fisher Scientific, Inc. (Electronics)	1,056	124,153

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Tiffany & Co. (Retail)	297	$28,548
Time Warner Cable, Inc. (Media)	759	111,732
Time Warner, Inc. (Media)	2,310	183,576
TJX Cos., Inc. (Retail)	1,848	117,015
Torchmark Corp. (Insurance)	363	19,224
Total System Services, Inc. (Commercial Services)	429	14,496
Tractor Supply Co. (Retail)	363	26,579
Transocean, Ltd. (Oil & Gas)	924	27,563
TripAdvisor, Inc.* (Internet)	297	26,332
Twenty-First Century Fox, Inc. - Class A (Media)	5,049	174,090
Tyco International, Ltd. (Electronics)	1,188	51,001
Tyson Foods, Inc. - Class A (Food)	792	31,957
U.S. Bancorp (Banks)	4,851	206,653
Under Armour, Inc.* - Class A (Apparel)	462	30,298
Union Pacific Corp. (Transportation)	2,409	280,528
United Parcel Service, Inc. - Class B (Transportation)	1,881	197,336
United Rentals, Inc.* (Commercial Services)	264	29,056
United Technologies Corp. (Aerospace/Defense)	2,277	243,640
UnitedHealth Group, Inc. (Healthcare - Services)	2,607	247,691
Universal Health Services, Inc. - Class B (Healthcare - Services)	231	23,957
UnumProvident Corp. (Insurance)	693	23,188
Urban Outfitters, Inc.* (Retail)	264	8,015
V.F. Corp. (Apparel)	924	62,536
Valero Energy Corp. (Oil & Gas)	1,419	71,078
Varian Medical Systems, Inc.* (Healthcare - Products)	264	22,208
Ventas, Inc. (REIT)	792	54,260
VeriSign, Inc.* (Internet)	297	17,749
Verizon Communications, Inc. (Telecommunications)	11,121	558,830
Vertex Pharmaceuticals, Inc.* (Biotechnology)	627	70,625
Viacom, Inc. - Class B (Media)	1,023	74,352
Visa, Inc. - Class A (Diversified Financial Services)	1,320	318,688
Vornado Realty Trust (REIT)	462	50,580
Vulcan Materials Co. (Building Materials)	363	22,401
W.W. Grainger, Inc. (Distribution/Wholesale)	165	40,722
Walgreen Co. (Retail)	2,376	152,587
Wal-Mart Stores, Inc. (Retail)	4,224	322,163
Walt Disney Co. (Media)	4,224	385,989
Waste Management, Inc. (Environmental Control)	1,155	56,468
Waters Corp.* (Electronics)	231	25,595
WellPoint, Inc. (Healthcare - Services)	726	91,977
Wells Fargo & Co. (Banks)	12,771	678,012
Western Digital Corp. (Computers)	594	58,432
Western Union Co. (Commercial Services)	1,419	24,066
Weyerhaeuser Co. (REIT)	1,419	48,047
Whirlpool Corp. (Home Furnishings)	198	34,066
Whole Foods Market, Inc. (Food)	957	37,639
Windstream Holdings, Inc. (Telecommunications)	1,617	16,946
Wisconsin Energy Corp. (Electric)	594	29,498
Wyndham Worldwide Corp. (Lodging)	330	25,631
Wynn Resorts, Ltd. (Lodging)	231	43,892
Xcel Energy, Inc. (Electric)	1,353	45,285
Xerox Corp. (Office/Business Equipment)	2,904	38,565
Xilinx, Inc. (Semiconductors)	726	32,292
XL Group PLC (Insurance)	726	24,597
Xylem, Inc. (Machinery-Diversified)	495	17,998
Yahoo!, Inc.* (Internet)	2,475	113,974
YUM! Brands, Inc. (Retail)	1,188	85,334
Zimmer Holdings, Inc. (Healthcare - Products)	462	51,393
Zions Bancorp (Banks)	528	15,296
Zoetis, Inc. (Pharmaceuticals)	1,353	50,277
TOTAL COMMON STOCKS (Cost $23,484,746)		48,153,514

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $27,237,078	$27,237,000	$27,237,000

TOTAL REPURCHASE AGREEMENTS (Cost $27,237,000)		27,237,000

TOTAL INVESTMENT SECURITIES (Cost $50,721,746) - 98.2%		75,390,514
Net other assets (liabilities) - 1.8%		1,379,647

NET ASSETS - 100.0%		$76,770,161

†                                         Number of shares is less than 0.50

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $14,068,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR                            American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	63	12/22/14	$6,334,650	$83,103

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P 500	Goldman Sachs International	11/28/14	0.52%	$23,989,815	$673,465
SPDR S&P 500 ETF	Goldman Sachs International	11/28/14	0.43%	10,176,596	277,090
				34,166,411	$950,555

S&P 500	UBS AG	11/28/14	0.47%	45,773,039	1,285,901
SPDR S&P 500 ETF	UBS AG	11/28/14	0.47%	19,074,538	516,457
				64,847,577	1,802,358

				$99,013,988	$2,752,913

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBull ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$69,183	0.1%
Aerospace/Defense	950,319	1.2%
Agriculture	822,831	1.1%
Airlines	155,323	0.2%
Apparel	338,998	0.4%
Auto Manufacturers	323,424	0.4%
Auto Parts & Equipment	192,174	0.3%
Banks	3,606,848	4.7%
Beverages	1,100,285	1.4%
Biotechnology	1,467,073	1.9%
Building Materials	62,814	0.1%
Chemicals	1,176,195	1.5%
Coal	23,074	NM
Commercial Services	696,667	0.9%
Computers	2,943,611	3.8%
Cosmetics/Personal Care	844,742	1.1%
Distribution/Wholesale	124,558	0.2%
Diversified Financial Services	1,274,580	1.7%
Electric	1,376,520	1.8%
Electrical Components & Equipment	154,916	0.2%
Electronics	632,537	0.8%
Engineering & Construction	45,684	0.1%
Environmental Control	112,185	0.1%
Food	775,847	1.0%
Forest Products & Paper	78,873	0.1%
Gas	151,203	0.2%
Hand/Machine Tools	61,975	0.1%
Healthcare - Products	906,089	1.2%
Healthcare - Services	672,397	0.9%
Holding Companies - Diversified	20,403	NM
Home Builders	57,940	0.1%
Home Furnishings	55,319	0.1%
Household Products/Wares	158,331	0.2%
Housewares	24,198	NM
Insurance	2,029,657	2.6%
Internet	2,212,757	2.9%
Iron/Steel	56,140	0.1%
Leisure Time	88,049	0.1%
Lodging	155,034	0.2%
Machinery - Construction & Mining	184,567	0.2%
Machinery-Diversified	274,650	0.4%
Media	1,647,911	2.1%
Metal Fabricate/Hardware	87,397	0.1%
Mining	158,420	0.2%
Miscellaneous Manufacturing	1,515,610	2.0%
Office/Business Equipment	52,444	0.1%
Oil & Gas	3,447,514	4.5%
Oil & Gas Services	681,023	0.9%
Packaging & Containers	64,936	0.1%
Pharmaceuticals	3,624,376	4.8%
Pipelines	273,800	0.4%
Real Estate	24,288	NM
REIT	1,101,154	1.4%
Retail	2,912,019	3.8%
Savings & Loans	24,481	NM
Semiconductors	1,491,076	1.9%
Software	2,007,439	2.6%
Telecommunications	1,629,458	2.1%
Textiles	23,437	NM
Toys/Games/Hobbies	44,770	0.1%
Transportation	883,991	1.2%
Other **	28,616,647	37.3%
Total	$76,770,161	100.0%

See accompanying notes to schedules of portfolio investments.

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (64.1%)
3D Systems Corp.* (Computers)	2,520	$95,256
Aaron’s, Inc. (Commercial Services)	1,620	40,111
Abercrombie & Fitch Co. - Class A (Retail)	1,800	60,264
ACI Worldwide, Inc.* (Software)	2,880	55,411
Acuity Brands, Inc. (Electrical Components & Equipment)	1,080	150,584
Acxiom Corp.* (Software)	1,980	37,303
Advance Auto Parts, Inc. (Retail)	1,800	264,529
Advanced Micro Devices, Inc.* (Semiconductors)	15,480	43,344
Advent Software, Inc. (Software)	1,080	37,325
Aecom Technology Corp.* (Engineering & Construction)	4,294	139,770
AGCO Corp. (Machinery-Diversified)	2,160	95,710
Alaska Air Group, Inc. (Airlines)	3,420	182,046
Albemarle Corp. (Chemicals)	1,980	115,592
Alexander & Baldwin, Inc. (Real Estate)	1,080	43,232
Alexandria Real Estate Equities, Inc. (REIT)	1,800	149,400
Align Technology, Inc.* (Healthcare - Products)	1,800	94,716
Alleghany Corp.* (Insurance)	360	159,941
Alliant Energy Corp. (Electric)	2,700	167,158
Alliant Techsystems, Inc. (Aerospace/Defense)	720	84,211
Allscripts Healthcare Solutions, Inc.* (Software)	4,140	56,801
AMC Networks, Inc.* - Class A (Media)	1,440	87,336
American Campus Communities, Inc. (REIT)	2,700	106,029
American Eagle Outfitters, Inc. (Retail)	4,320	55,598
American Financial Group, Inc. (Insurance)	1,800	107,694
ANN, Inc.* (Retail)	1,080	41,461
ANSYS, Inc.* (Software)	2,340	183,830
AOL, Inc.* (Internet)	1,980	86,189
Apollo Group, Inc.* - Class A (Commercial Services)	2,520	72,223
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,620	100,829
Aqua America, Inc. (Water)	4,500	117,900
ARRIS Group, Inc.* (Telecommunications)	3,240	97,264
Arrow Electronics, Inc.* (Distribution/Wholesale)	2,520	143,288
Arthur J. Gallagher & Co. (Insurance)	3,960	188,892
Ascena Retail Group, Inc.* (Retail)	3,240	40,338
Ashland, Inc. (Chemicals)	1,800	194,526
Aspen Insurance Holdings, Ltd. (Insurance)	1,620	70,681
Associated Banc-Corp. (Banks)	3,780	71,064
Astoria Financial Corp. (Savings & Loans)	2,160	28,404
Atmel Corp.* (Semiconductors)	10,440	77,465
Atmos Energy Corp. (Gas)	2,520	133,560
Atwood Oceanics, Inc.* (Oil & Gas)	1,440	58,536
Avnet, Inc. (Electronics)	3,420	147,915
Bally Technologies, Inc.* (Entertainment)	900	72,360
BancorpSouth, Inc. (Banks)	2,160	49,745
Bank of Hawaii Corp. (Banks)	1,080	63,234
BE Aerospace, Inc.* (Aerospace/Defense)	2,700	201,015
Belden, Inc. (Electrical Components & Equipment)	1,080	76,885
Big Lots, Inc. (Retail)	1,440	65,736
BioMed Realty Trust, Inc. (REIT)	4,860	105,559
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	540	60,923
Black Hills Corp. (Electric)	1,080	59,108
Brinker International, Inc. (Retail)	1,620	86,897
Broadridge Financial Solutions, Inc. (Software)	3,060	134,426
Brown & Brown, Inc. (Insurance)	2,880	91,757
Brunswick Corp. (Leisure Time)	2,340	109,512
Cabela’s, Inc.* (Retail)	1,260	60,505
Cabot Corp. (Chemicals)	1,620	75,217
Cadence Design Systems, Inc.* (Computers)	7,200	129,240
Camden Property Trust (REIT)	2,160	165,607
CARBO Ceramics, Inc. (Oil & Gas Services)	540	27,902
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,620	143,987
Carpenter Technology Corp. (Iron/Steel)	1,260	63,063
Carter’s, Inc. (Apparel)	1,260	98,444
Cathay Bancorp, Inc. (Banks)	1,800	47,538
CBOE Holdings, Inc. (Diversified Financial Services)	2,160	127,310
CDK Global, Inc.* (Software)	3,960	133,056
Centene Corp.* (Healthcare - Services)	1,440	133,445
Charles River Laboratories International, Inc.* (Biotechnology)	1,080	68,213
Chico’s FAS, Inc. (Retail)	3,780	57,002
Church & Dwight, Inc. (Household Products/Wares)	3,420	247,642
Ciena Corp.* (Telecommunications)	2,700	45,252
Cinemark Holdings, Inc. (Entertainment)	2,520	89,006
City National Corp. (Banks)	1,260	99,175
Civeo Corp. (Commercial Services)	2,700	32,913
Clarcor, Inc. (Miscellaneous Manufacturing)	1,260	84,370
Clean Harbors, Inc.* (Environmental Control)	1,440	71,467
Cleco Corp. (Electric)	1,440	77,414
Cliffs Natural Resources, Inc. (Iron/Steel)	3,780	42,449
Cognex Corp.* (Machinery-Diversified)	2,160	85,450
Commerce Bancshares, Inc. (Banks)	1,980	89,615
Commercial Metals Co. (Iron/Steel)	2,880	49,795
Community Health Systems, Inc.* (Healthcare - Services)	2,880	158,313
CommVault Systems, Inc.* (Software)	1,080	47,887
Compass Minerals International, Inc. (Mining)	900	77,112
Compuware Corp. (Software)	5,580	56,637
Concur Technologies, Inc.* (Software)	1,260	161,683
Convergys Corp. (Commercial Services)	2,520	50,828
Conversant, Inc.* (Internet)	1,440	50,760

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Con-way, Inc. (Transportation)	1,440	$62,453
Copart, Inc.* (Retail)	2,880	96,307
CoreLogic, Inc.* (Commercial Services)	2,340	73,406
Corporate Office Properties Trust (REIT)	2,160	59,054
Corrections Corp. of America (REIT)	2,880	105,926
Covance, Inc.* (Healthcare - Services)	1,440	115,056
Covisint Corp.* (Electrical Components & Equipment)	782	2,261
Crane Co. (Miscellaneous Manufacturing)	1,260	78,561
Cree, Inc.* (Semiconductors)	3,060	96,329
CST Brands, Inc. (Retail)	1,800	68,850
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,980	143,134
Cullen/Frost Bankers, Inc. (Banks)	1,440	116,366
Cypress Semiconductor Corp. (Semiconductors)	3,600	35,676
Cytec Industries, Inc. (Chemicals)	1,800	83,934
Dean Foods Co. (Food)	2,340	34,421
Deckers Outdoor Corp.* (Apparel)	900	78,714
Deluxe Corp. (Commercial Services)	1,260	76,608
DeVry, Inc. (Commercial Services)	1,440	69,710
Dick’s Sporting Goods, Inc. (Retail)	2,520	114,332
Diebold, Inc. (Computers)	1,620	57,397
Domino’s Pizza, Inc. (Retail)	1,440	127,858
Domtar Corp. (Forest Products & Paper)	1,620	66,533
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,240	134,719
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	1,800	40,104
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,980	161,766
Dril-Quip, Inc.* (Oil & Gas Services)	1,080	97,146
DST Systems, Inc. (Computers)	720	69,372
Duke Realty Corp. (REIT)	8,460	160,402
Eagle Materials, Inc. (Building Materials)	1,260	110,162
East West Bancorp, Inc. (Banks)	3,600	132,336
Eaton Vance Corp. (Diversified Financial Services)	2,880	106,070
Endo International PLC* (Pharmaceuticals)	3,780	252,958
Energen Corp. (Oil & Gas)	1,800	121,860
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,620	198,693
Equinix, Inc. (Internet)	1,260	263,213
Equity One, Inc. (REIT)	1,980	47,520
Esterline Technologies Corp.* (Aerospace/Defense)	720	84,319
Everest Re Group, Ltd. (Insurance)	1,080	184,302
Exelis, Inc. (Aerospace/Defense)	4,680	83,538
Extra Space Storage, Inc. (REIT)	2,700	157,032
FactSet Research Systems, Inc. (Media)	900	118,296
Fair Isaac Corp. (Software)	720	44,856
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,060	46,971
Federal Realty Investment Trust (REIT)	1,620	213,516
Federated Investors, Inc. - Class B (Diversified Financial Services)	2,340	73,172
FEI Co. (Electronics)	1,080	91,022
First American Financial Corp. (Insurance)	2,700	81,864
First Horizon National Corp. (Banks)	5,940	76,388
First Niagara Financial Group, Inc. (Savings & Loans)	8,820	66,062
FirstMerit Corp. (Banks)	4,140	75,969
Flowers Foods, Inc. (Food)	4,680	88,920
Foot Locker, Inc. (Retail)	3,600	201,636
Fortinet, Inc.* (Telecommunications)	3,420	89,091
Fortune Brands Home & Security, Inc. (Building Materials)	3,960	171,270
FTI Consulting, Inc.* (Commercial Services)	1,080	43,610
Fulton Financial Corp. (Banks)	4,680	55,598
Gartner Group, Inc.* (Commercial Services)	2,160	174,334
GATX Corp. (Trucking & Leasing)	1,080	68,472
Genesee & Wyoming, Inc.* - Class A (Transportation)	1,260	121,212
Gentex Corp. (Electronics)	3,600	117,864
Global Payments, Inc. (Commercial Services)	1,620	130,410
Graco, Inc. (Machinery-Diversified)	1,440	113,040
Graham Holdings Co. - Class B (Media)	180	141,048
Granite Construction, Inc. (Engineering & Construction)	900	33,219
Great Plains Energy, Inc. (Electric)	3,780	101,795
Greif, Inc. - Class A (Packaging & Containers)	900	39,654
GUESS?, Inc. (Retail)	1,620	35,915
Gulfport Energy Corp.* (Oil & Gas)	2,160	108,388
Halyard Health, Inc.* (Healthcare - Products)	1,260	47,842
Hancock Holding Co. (Banks)	1,980	69,676
Hanesbrands, Inc. (Apparel)	2,520	266,137
Hanover Insurance Group, Inc. (Insurance)	1,080	72,295
Harsco Corp. (Miscellaneous Manufacturing)	1,980	42,926
Hawaiian Electric Industries, Inc. (Electric)	2,520	70,963
HCC Insurance Holdings, Inc. (Insurance)	2,520	131,519
Health Net, Inc.* (Healthcare - Services)	1,980	94,070
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,520	67,133
Henry Schein, Inc.* (Healthcare - Products)	2,160	259,266
Herman Miller, Inc. (Office Furnishings)	1,440	46,080
Highwoods Properties, Inc. (REIT)	2,340	100,316
Hill-Rom Holdings, Inc. (Healthcare - Products)	1,440	64,051
HMS Holdings Corp.* (Commercial Services)	2,160	50,177
HNI Corp. (Office Furnishings)	1,080	50,382
HollyFrontier Corp. (Oil & Gas)	5,040	228,716
Hologic, Inc.* (Healthcare - Products)	6,120	160,283
Home Properties, Inc. (REIT)	1,440	92,606
Hospitality Properties Trust (REIT)	3,780	111,926
HSN, Inc. (Retail)	720	47,570

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Hubbell, Inc. - Class B (Electrical Components & Equipment)	1,440	$163,311
Huntington Ingalls Industries, Inc. (Shipbuilding)	1,260	133,333
IDACORP, Inc. (Electric)	1,260	79,670
IDEX Corp. (Machinery-Diversified)	1,980	148,322
IDEXX Laboratories, Inc.* (Healthcare - Products)	1,260	178,504
Informatica Corp.* (Software)	2,700	96,282
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	3,960	106,286
Ingredion, Inc. (Food)	1,800	139,050
Integrated Device Technology, Inc.* (Semiconductors)	3,780	62,030
InterDigital, Inc. (Telecommunications)	1,080	53,384
International Bancshares Corp. (Banks)	1,440	40,853
International Game Technology (Entertainment)	6,120	100,307
International Rectifier Corp.* (Semiconductors)	1,800	71,586
International Speedway Corp. - Class A (Entertainment)	720	22,558
Intersil Corp. - Class A (Semiconductors)	3,240	43,060
Itron, Inc.* (Electronics)	900	35,037
ITT Corp. (Miscellaneous Manufacturing)	2,340	105,440
J.B. Hunt Transport Services, Inc. (Transportation)	2,340	186,662
J.C. Penney Co., Inc.* (Retail)	7,560	57,532
Jack Henry & Associates, Inc. (Computers)	1,980	118,444
Janus Capital Group, Inc. (Diversified Financial Services)	3,780	56,662
Jarden Corp.* (Household Products/Wares)	3,060	199,175
JDS Uniphase Corp.* (Telecommunications)	5,760	77,530
JetBlue Airways Corp.* (Airlines)	6,120	70,625
John Wiley & Sons, Inc. (Media)	1,260	73,571
Jones Lang LaSalle, Inc. (Real Estate)	1,080	146,027
Kate Spade & Co.* (Retail)	3,240	87,901
KB Home (Home Builders)	2,340	36,832
KBR, Inc. (Engineering & Construction)	3,600	68,688
Kemper Corp. (Insurance)	1,260	46,431
Kennametal, Inc. (Hand/Machine Tools)	1,980	76,448
Keysight Technologies, Inc.* (Electrical Components & Equipment)	4,140	130,410
Kilroy Realty Corp. (REIT)	2,160	146,318
Kirby Corp.* (Transportation)	1,440	159,235
Knowles Corp.* (Telecommunications)	2,160	42,034
Lamar Advertising Co. - Class A (Advertising)	1,980	102,267
Lancaster Colony Corp. (Food)	540	49,405
Landstar System, Inc. (Transportation)	1,080	79,931
LaSalle Hotel Properties (REIT)	2,520	98,809
Leidos Holdings, Inc. (Commercial Services)	1,620	59,243
Lennox International, Inc. (Building Materials)	1,080	96,034
Lexmark International, Inc. - Class A (Computers)	1,620	69,919
Liberty Property Trust (REIT)	3,780	131,431
Life Time Fitness, Inc.* (Leisure Time)	900	50,193
LifePoint Hospitals, Inc.* (Healthcare - Services)	1,080	75,600
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,980	143,510
Live Nation, Inc.* (Commercial Services)	3,600	93,601
LKQ Corp.* (Distribution/Wholesale)	7,560	215,989
Louisiana-Pacific Corp.* (Building Materials)	3,600	52,560
M.D.C. Holdings, Inc. (Home Builders)	900	21,978
Mack-Cali Realty Corp. (REIT)	2,160	40,457
Manpower, Inc. (Commercial Services)	1,980	132,166
MDU Resources Group, Inc. (Electric)	4,860	136,955
Mednax, Inc.* (Healthcare - Services)	2,520	157,323
Mentor Graphics Corp. (Computers)	2,340	49,585
Mercury General Corp. (Insurance)	900	47,808
Meredith Corp. (Media)	900	46,926
Mettler Toledo International, Inc.* (Electronics)	720	186,098
Mid-America Apartment Communities, Inc. (REIT)	1,800	127,188
Minerals Technologies, Inc. (Chemicals)	900	69,039
MSA Safety, Inc. (Machinery - Construction & Mining)	720	41,378
MSC Industrial Direct Co. - Class A (Retail)	1,260	102,022
MSCI, Inc. - Class A (Software)	2,880	134,381
Murphy USA, Inc.* (Oil & Gas)	1,080	61,884
National Fuel Gas Co. (Gas)	2,160	149,537
National Instruments Corp. (Electronics)	2,520	79,834
National Retail Properties, Inc. (REIT)	3,060	116,647
NCR Corp.* (Computers)	4,140	114,554
NeuStar, Inc.* - Class A (Telecommunications)	1,440	38,030
New York Community Bancorp (Savings & Loans)	10,980	175,130
NewMarket Corp. (Chemicals)	180	69,842
Nordson Corp. (Machinery-Diversified)	1,440	110,232
NOW, Inc.* (Oil & Gas Services)	2,700	81,162
NVR, Inc.* (Home Builders)	180	220,964
Oceaneering International, Inc. (Oil & Gas Services)	2,700	189,729
Office Depot, Inc.* (Retail)	12,060	62,953
OGE Energy Corp. (Electric Utilities)	5,040	187,942
Oil States International, Inc.* (Oil & Gas Services)	1,260	75,272
Old Dominion Freight Line, Inc.* (Transportation)	1,620	118,049
Old Republic International Corp. (Insurance)	6,120	90,392
Olin Corp. (Chemicals)	1,980	47,995
OMEGA Healthcare Investors, Inc. (REIT)	3,240	123,638
Omnicare, Inc. (Pharmaceuticals)	2,520	167,807
ONE Gas, Inc. (Gas)	1,260	47,817
Oshkosh Truck Corp. (Auto Manufacturers)	2,160	96,682

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Owens & Minor, Inc. (Distribution/Wholesale)	1,620	$53,978
Packaging Corp. of America (Packaging & Containers)	2,520	181,642
PacWest Bancorp (Banks)	2,340	99,824
Panera Bread Co.* - Class A (Retail)	720	116,381
Patterson-UTI Energy, Inc. (Oil & Gas)	3,600	82,908
Peabody Energy Corp. (Coal)	6,840	71,341
Plantronics, Inc. (Telecommunications)	1,080	56,020
PNM Resources, Inc. (Electric)	1,980	57,123
Polaris Industries, Inc. (Leisure Time)	1,440	217,238
Polycom, Inc.* (Telecommunications)	3,420	44,734
PolyOne Corp. (Chemicals)	2,340	86,603
Post Holdings, Inc.* (Food)	1,080	40,500
Potlatch Corp. (REIT)	1,080	47,509
Primerica, Inc. (Insurance)	1,440	73,656
Prosperity Bancshares, Inc. (Banks)	1,440	86,962
Protective Life Corp. (Insurance)	1,980	137,966
PTC, Inc.* (Software)	2,880	109,872
Questar Corp. (Gas)	4,320	104,155
R.R. Donnelley & Sons Co. (Commercial Services)	5,040	87,948
Rackspace Hosting, Inc.* (Internet)	2,880	110,477
Raymond James Financial Corp. (Diversified Financial Services)	3,060	171,759
Rayonier Advanced Materials, Inc. (Chemicals)	1,080	30,812
Rayonier, Inc. (REIT)	3,240	108,443
Realty Income Corp. (REIT)	5,580	256,848
Regal-Beloit Corp. (Hand/Machine Tools)	1,080	76,648
Regency Centers Corp. (REIT)	2,340	142,038
Reinsurance Group of America, Inc. (Insurance)	1,800	151,650
Reliance Steel & Aluminum Co. (Iron/Steel)	1,980	133,610
RenaissanceRe Holdings (Insurance)	1,080	111,596
Rent-A-Center, Inc. (Commercial Services)	1,260	39,022
ResMed, Inc. (Healthcare - Products)	3,420	178,592
RF Micro Devices, Inc.* (Telecommunications)	7,200	93,672
Riverbed Technology, Inc.* (Computers)	3,960	75,200
Rock-Tenn Co. - Class A (Packaging & Containers)	3,600	184,140
Rollins, Inc. (Commercial Services)	1,620	51,629
Rosetta Resources, Inc.* (Oil & Gas)	1,620	61,609
Rovi Corp.* (Semiconductors)	2,340	48,859
Rowan Cos. PLC - Class A (Oil & Gas)	3,060	74,266
Royal Gold, Inc. (Mining)	1,620	92,583
RPM, Inc. (Chemicals)	3,420	154,926
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,620	233,037
Science Applications International Corp. (Computers)	1,080	52,823
SEI Investments Co. (Commercial Services)	3,240	125,258
Semtech Corp.* (Semiconductors)	1,620	41,116
Senior Housing Properties Trust (REIT)	5,040	113,854
Sensient Technologies Corp. (Chemicals)	1,260	74,567
Service Corp. International (Commercial Services)	5,220	114,162
Signature Bank* (Banks)	1,260	152,624
Signet Jewelers, Ltd. (Retail)	1,980	237,621
Silgan Holdings, Inc. (Packaging & Containers)	1,080	53,093
Silicon Laboratories, Inc.* (Semiconductors)	1,080	49,237
Sirona Dental Systems, Inc.* (Healthcare - Products)	1,440	113,112
Skyworks Solutions, Inc. (Semiconductors)	4,680	272,562
SL Green Realty Corp. (REIT)	2,340	270,739
SLM Corp. (Diversified Financial Services)	10,620	101,421
SM Energy Co. (Oil & Gas)	1,620	91,206
Smith Corp. (Miscellaneous Manufacturing)	1,800	96,030
SolarWinds, Inc.* (Software)	1,620	77,031
Solera Holdings, Inc. (Software)	1,800	93,510
Sonoco Products Co. (Packaging & Containers)	2,520	102,992
Sotheby’s - Class A (Commercial Services)	1,620	64,249
SPX Corp. (Miscellaneous Manufacturing)	1,080	102,373
StanCorp Financial Group, Inc. (Insurance)	1,080	75,125
Steel Dynamics, Inc. (Iron/Steel)	5,940	136,679
STERIS Corp. (Healthcare - Products)	1,440	88,992
SunEdison, Inc.* (Semiconductors)	6,300	122,913
Superior Energy Services, Inc. (Oil & Gas Services)	3,780	95,067
SUPERVALU, Inc.* (Food)	5,220	45,049
SVB Financial Group* (Banks)	1,260	141,107
Synopsys, Inc.* (Computers)	3,960	162,280
Synovus Financial Corp. (Banks)	3,420	86,731
Tanger Factory Outlet Centers, Inc. (REIT)	2,340	83,702
Taubman Centers, Inc. (REIT)	1,620	123,201
TCF Financial Corp. (Banks)	4,140	63,963
Tech Data Corp.* (Electronics)	900	53,748
Techne Corp. (Healthcare - Products)	900	81,945
Teleflex, Inc. (Healthcare - Products)	1,080	123,250
Telephone & Data Systems, Inc. (Telecommunications)	2,520	64,613
Tempur-Pedic International, Inc.* (Home Furnishings)	1,440	75,802
Teradyne, Inc. (Semiconductors)	5,040	92,736
Terex Corp. (Machinery - Construction & Mining)	2,700	77,679
The Cheesecake Factory, Inc. (Retail)	1,080	49,615
The Cooper Cos., Inc. (Healthcare - Products)	1,260	206,514
The Corporate Executive Board Co. (Commercial Services)	900	66,330
The Hain Celestial Group, Inc.* (Food)	1,260	136,395
The New York Times Co. - Class A (Media)	3,240	41,602
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	1,080	63,979

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Timken Co. (Metal Fabricate/Hardware)	1,980	$85,120
The Ultimate Software Group, Inc.* (Software)	720	108,367
The Valspar Corp. (Chemicals)	1,980	162,677
The Wendy’s Co. (Retail)	6,840	54,857
Thor Industries, Inc. (Home Builders)	1,080	57,121
Thoratec Corp.* (Healthcare - Products)	1,440	39,139
Tibco Software, Inc.* (Internet)	3,780	88,339
Tidewater, Inc. (Transportation)	1,260	46,456
Time, Inc.* (Media)	2,700	60,993
TimkenSteel Corp. (Metal Fabricate/Hardware)	900	36,522
Toll Brothers, Inc.* (Home Builders)	3,960	126,522
Tootsie Roll Industries, Inc. (Food)	540	16,011
Towers Watson & Co. - Class A (Commercial Services)	1,800	198,522
Trimble Navigation, Ltd.* (Electronics)	6,480	174,053
Trinity Industries, Inc. (Miscellaneous Manufacturing)	3,960	141,412
Triumph Group, Inc. (Aerospace/Defense)	1,260	87,734
Trustmark Corp. (Banks)	1,620	39,415
Tupperware Corp. (Household Products/Wares)	1,260	80,325
TW Telecom, Inc.* (Telecommunications)	3,420	146,307
UDR, Inc. (REIT)	6,300	190,449
UGI Corp. (Gas)	4,320	162,821
Umpqua Holdings Corp. (Banks)	4,680	82,368
Unit Corp.* (Oil & Gas)	1,080	52,294
United Natural Foods, Inc.* (Food)	1,260	85,705
United States Steel Corp. (Iron/Steel)	3,600	144,145
United Therapeutics Corp.* (Biotechnology)	1,260	165,022
Valley National Bancorp (Banks)	4,680	46,706
Valmont Industries, Inc. (Metal Fabricate/Hardware)	720	98,043
VCA Antech, Inc.* (Pharmaceuticals)	2,160	98,431
Vectren Corp. (Gas)	1,980	89,001
VeriFone Systems, Inc.* (Computers)	2,880	107,309
Vishay Intertechnology, Inc. (Electronics)	3,420	46,204
W.R. Berkley Corp. (Insurance)	2,520	129,881
Wabtec Corp. (Machinery-Diversified)	2,340	201,941
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	2,160	103,118
Washington Federal, Inc. (Savings & Loans)	2,520	55,012
Washington Prime Group, Inc. (REIT)	3,960	69,815
Waste Connections, Inc. (Environmental Control)	3,060	152,694
Watsco, Inc. (Distribution/Wholesale)	720	73,166
Webster Financial Corp. (Banks)	2,340	73,336
Weingarten Realty Investors (REIT)	2,880	104,400
WellCare Health Plans, Inc.* (Healthcare - Services)	1,080	73,300
Werner Enterprises, Inc. (Transportation)	1,080	29,743
Westar Energy, Inc. (Electric)	3,240	122,504
WEX, Inc.* (Commercial Services)	900	102,204
WGL Holdings, Inc. (Gas)	1,260	59,220
Whitewave Foods Co.* (Food)	4,320	160,835
Williams-Sonoma, Inc. (Retail)	2,160	140,465
Woodward, Inc. (Electronics)	1,440	73,742
World Fuel Services Corp. (Retail)	1,800	74,232
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,260	48,699
WPX Energy, Inc.* (Oil & Gas)	5,040	96,365
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	1,260	92,925
TOTAL COMMON STOCKS (Cost $24,760,269)		40,024,890

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $20,759,060	$20,759,000	$20,759,000

TOTAL REPURCHASE AGREEMENTS
(Cost $20,759,000)		20,759,000

TOTAL INVESTMENT SECURITIES
(Cost $45,519,269) - 97.3%		60,783,890
Net other assets (liabilities) - 2.7%		1,716,530

NET ASSETS - 100.0%		$62,500,420

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $10,924,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	93	12/22/14	$13,153,920	$(94,095)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P MidCap 400	Goldman Sachs International	11/28/14	0.52%	$8,590,109	$257,989
SPDR S&P MidCap 400 ETF	Goldman Sachs International	11/28/14	0.27%	4,042,086	119,542
				12,632,195	$377,531

S&P MidCap 400	UBS AG	11/28/14	0.42%	40,016,229	1,191,169
SPDR S&P MidCap 400 ETF	UBS AG	11/28/14	0.42%	19,208,672	534,053
				59,224,901	1,725,222

				$71,857,096	$2,102,753

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraMid-Cap ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$102,267	0.2%
Aerospace/Defense	540,817	0.9%
Airlines	252,671	0.4%
Apparel	443,295	0.7%
Auto Manufacturers	96,682	0.2%
Banks	1,860,593	3.0%
Biotechnology	437,292	0.7%
Building Materials	430,025	0.7%
Chemicals	1,165,730	1.9%
Coal	71,341	0.1%
Commercial Services	1,948,664	3.0%
Computers	1,101,379	1.8%
Distribution/Wholesale	592,708	0.9%
Diversified Financial Services	739,512	1.2%
Electric	872,690	1.4%
Electric Utilities	187,942	0.3%
Electrical Components & Equipment	722,144	1.2%
Electronics	1,005,518	1.6%
Engineering & Construction	241,677	0.4%
Entertainment	324,335	0.5%
Environmental Control	224,161	0.4%
Food	796,289	1.3%
Forest Products & Paper	66,533	0.1%
Gas	746,111	1.2%
Hand/Machine Tools	296,606	0.5%
Healthcare - Products	1,636,205	2.6%
Healthcare - Services	807,107	1.3%
Home Builders	463,417	0.7%
Home Furnishings	75,802	0.1%
Household Products/Wares	591,122	0.9%
Insurance	1,953,450	3.1%
Internet	598,979	1.0%
Iron/Steel	569,741	0.9%
Leisure Time	376,943	0.6%
Machinery - Construction & Mining	119,057	0.2%
Machinery-Diversified	847,620	1.4%
Media	569,772	0.9%
Metal Fabricate/Hardware	268,384	0.4%
Mining	169,695	0.3%
Miscellaneous Manufacturing	1,030,646	1.6%
Office Furnishings	96,462	0.2%
Oil & Gas	1,038,031	1.7%
Oil & Gas Services	795,177	1.3%
Packaging & Containers	561,521	0.9%
Pharmaceuticals	752,233	1.2%
Real Estate	189,259	0.3%
REIT	3,870,379	6.1%
Retail	2,408,378	3.8%
Savings & Loans	324,608	0.5%
Semiconductors	1,103,884	1.8%
Shipbuilding	133,333	0.2%
Software	1,568,659	2.5%
Telecommunications	847,931	1.4%
Transportation	803,741	1.3%
Trucking & Leasing	68,472	0.1%
Water	117,900	0.2%
Other **	22,475,530	35.9%
Total	$62,500,420	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund  :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (70.9%)
1-800-Flowers.com, Inc.* - Class A (Internet)	945	$7,588
22nd Century Group, Inc.* (Agriculture)	1,620	3,564
8x8, Inc.* (Telecommunications)	1,890	14,855
AAON, Inc. (Building Materials)	810	15,917
AAR Corp. (Aerospace/Defense)	810	21,465
Abaxis, Inc. (Healthcare - Products)	405	21,327
ABIOMED, Inc.* (Healthcare - Products)	810	26,560
ABM Industries, Inc. (Commercial Services)	1,080	29,851
Abraxas Petroleum Corp.* (Oil & Gas)	1,890	7,806
Acacia Research Corp. (Investment Companies)	1,080	19,440
Acadia Healthcare Co., Inc.* (Healthcare - Services)	675	41,883
Acadia Pharmaceuticals, Inc.* (Pharmaceuticals)	1,485	41,134
Acadia Realty Trust (REIT)	1,080	33,696
Accelerate Diagnostics, Inc.* (Healthcare - Products)	540	11,729
Acco Brands Corp.* (Household Products/Wares)	2,430	19,999
Accuray, Inc.* (Healthcare - Products)	1,620	10,255
Accuride Corp.* (Auto Parts & Equipment)	1,350	6,507
AcelRx Pharmaceuticals, Inc.* (Pharmaceuticals)	675	4,475
Aceto Corp. (Chemicals)	675	15,350
Achillion Pharmaceuticals, Inc.* (Biotechnology)	2,025	23,794
ACI Worldwide, Inc.* (Software)	2,025	38,961
Acorda Therapeutics, Inc.* (Biotechnology)	810	28,204
Actua Corp.* (Software)	810	15,228
Actuant Corp. - Class A (Miscellaneous Manufacturing)	1,350	42,782
Actuate Corp.* (Software)	1,485	6,371
Acxiom Corp.* (Software)	1,485	27,977
ADTRAN, Inc. (Telecommunications)	1,080	22,907
Advanced Emissions Solutions, Inc.* (Environmental Control)	540	10,919
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	810	16,022
Advent Software, Inc. (Software)	945	32,659
Advisory Board Co.* (Commercial Services)	675	36,227
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	540	10,903
Aegion Corp.* (Engineering & Construction)	810	14,839
Aeropostale, Inc.* (Retail)	2,295	6,908
Affymetrix, Inc.* (Healthcare - Products)	1,620	14,596
AG Mortgage Investment Trust, Inc. (REIT)	675	12,872
Agenus, Inc.* (Biotechnology)	1,890	5,632
Air Methods Corp.* (Healthcare - Services)	675	31,880
Air Transport Services Group, Inc.* (Transportation)	1,215	9,939
Aircastle, Ltd. (Diversified Financial Services)	1,215	23,182
AK Steel Holding Corp.* (Iron/Steel)	2,700	20,439
Akorn, Inc.* (Pharmaceuticals)	1,215	54,127
Albany International Corp. - Class A (Machinery-Diversified)	540	20,401
Albany Molecular Research, Inc.* (Commercial Services)	540	12,560
Alexander & Baldwin, Inc. (Real Estate)	945	37,827
Alimera Sciences, Inc.* (Pharmaceuticals)	945	5,387
ALLETE, Inc. (Electric)	810	42,314
Alliance One International, Inc.* (Agriculture)	2,700	5,481
Allied Nevada Gold Corp.* (Mining)	2,565	3,565
ALON USA Energy, Inc. (Oil & Gas)	675	10,827
Alpha & Omega Semiconductor LT* (Semiconductors)	675	6,257
Alpha Natural Resources, Inc.* (Coal)	4,590	8,996
Altisource Residential Corp. (Real Estate)	1,080	25,078
Altra Holdings, Inc. (Machinery-Diversified)	540	17,021
AMAG Pharmaceuticals, Inc.* (Biotechnology)	540	17,825
Ambac Financial Group, Inc.* (Insurance)	810	18,533
Ambarella, Inc.* (Semiconductors)	540	23,917
AMC Entertainment Holdings, Inc. - Class A (Entertainment)	540	13,716
Amedisys, Inc.* (Healthcare - Services)	675	17,618
American Assets Trust, Inc. (REIT)	675	25,880
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	1,350	26,096
American Capital Mortgage Investment Corp. (REIT)	1,080	21,157
American Eagle Energy Corp.* (Oil & Gas)	1,080	1,879
American Eagle Outfitters, Inc. (Retail)	3,510	45,174
American Equity Investment Life Holding Co. (Insurance)	1,350	34,844
American Realty Capital Healthcare Trust, Inc. (REIT)	3,105	35,087
American Residential Properties, Inc.* (REIT)	675	12,825
American Software, Inc. - Class A (Software)	675	6,521
American States Water Co. (Water)	810	28,982
American Vanguard Corp. (Chemicals)	675	7,790
Ameris Bancorp (Banks)	540	13,392
Amkor Technology, Inc.* (Semiconductors)	1,755	11,899
AMN Healthcare Services, Inc.* (Commercial Services)	1,080	18,522
Ampio Pharmaceuticals, Inc.* (Pharmaceuticals)	1,080	4,190
AmSurg Corp.* (Healthcare - Services)	675	36,456
AmTrust Financial Services, Inc. (Insurance)	540	24,230
Amyris, Inc.* (Energy-Alternate Sources)	1,215	3,669
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	675	19,852
Angie’s List, Inc.* (Internet)	945	6,587
AngioDynamics, Inc.* (Healthcare - Products)	675	11,475

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Anixter International, Inc. (Telecommunications)	540	$45,992
ANN, Inc.* (Retail)	810	31,096
Antares Pharma, Inc.* (Pharmaceuticals)	3,105	6,427
Anworth Mortgage Asset Corp. (REIT)	2,700	14,013
Apogee Enterprises, Inc. (Building Materials)	540	23,706
Apollo Commercial Real Estate Finance, Inc. (REIT)	945	15,536
Apollo Residential Mortgage, Inc. (REIT)	675	11,259
Applied Industrial Technologies, Inc. (Machinery-Diversified)	810	39,537
Applied Micro Circuits Corp.* (Semiconductors)	1,620	10,481
Approach Resources, Inc.* (Oil & Gas)	810	8,019
Aratana Therapeutics, Inc.* (Pharmaceuticals)	675	7,560
ARC Document Solutions, Inc.* (Commercial Services)	1,215	12,332
ArcBest Corp. (Transportation)	540	20,898
Arch Coal, Inc. (Coal)	4,455	9,623
Arena Pharmaceuticals, Inc.* (Biotechnology)	4,185	18,247
Ares Commercial Real Estate Corp. (REIT)	675	8,208
Argo Group International Holdings, Ltd. (Insurance)	540	30,132
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	3,240	19,310
ARMOUR Residential REIT, Inc. (REIT)	6,750	26,730
Array BioPharma, Inc.* (Pharmaceuticals)	2,835	10,178
Arrowhead Research Corp.* (Commercial Services)	1,080	7,042
Aruba Networks, Inc.* (Telecommunications)	2,025	43,700
Asbury Automotive Group, Inc.* (Retail)	540	37,822
Ashford Hospitality Prime, Inc. (REIT)	675	11,698
Ashford Hospitality Trust (REIT)	1,485	16,781
Aspen Technology, Inc.* (Software)	1,620	59,827
Associated Estates Realty Corp. (REIT)	1,215	23,729
Astoria Financial Corp. (Savings & Loans)	1,755	23,078
Atlantic Power Corp. (Electric)	2,835	6,294
Atlas Air Worldwide Holdings, Inc.* (Transportation)	540	19,937
Atricure, Inc.* (Healthcare - Products)	675	11,772
Auxilium Pharmaceuticals, Inc.* (Pharmaceuticals)	945	30,400
AVANIR Pharmaceuticals, Inc.* - Class A (Pharmaceuticals)	3,240	41,925
AVG Technologies N.V.* (Software)	810	14,515
Avista Corp. (Electric)	1,080	38,286
Axcelis Technologies, Inc.* (Semiconductors)	3,510	7,652
Axiall Corp. (Chemicals)	1,215	48,964
AZZ, Inc. (Miscellaneous Manufacturing)	540	25,250
B&G Foods, Inc. - Class A (Food)	945	27,840
Balchem Corp. (Chemicals)	540	34,938
Baltic Trading, Ltd. (Transportation)	1,350	5,063
Banc of California, Inc. (Savings & Loans)	810	9,534
Banco Latinoamericano de Comercio Exterior, S.A. - Class E (Multi-National)	675	22,707
Bancorp, Inc.* (Banks)	810	7,663
BancorpSouth, Inc. (Banks)	1,755	40,418
Bank Mutual Corp. (Savings & Loans)	1,350	8,897
Bank of the Ozarks, Inc. (Banks)	1,485	52,330
Bankrate, Inc.* (Internet)	1,350	14,661
Barnes & Noble, Inc.* (Retail)	810	17,674
Barnes Group, Inc. (Miscellaneous Manufacturing)	945	34,549
Basic Energy Services, Inc.* (Oil & Gas Services)	675	8,708
Bazaarvoice, Inc.* (Internet)	1,215	9,052
BBCN Bancorp, Inc. (Banks)	1,485	20,997
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	945	26,148
Beazer Homes USA, Inc.* (Home Builders)	540	9,682
bebe Stores, Inc. (Retail)	1,485	3,401
Belden, Inc. (Electrical Components & Equipment)	810	57,663
Belmond, Ltd.* (Lodging)	1,890	21,660
Benchmark Electronics, Inc.* (Electronics)	1,080	25,618
Beneficial Mutual Bancorp, Inc.* (Savings & Loans)	675	9,065
Berkshire Hills Bancorp, Inc. (Savings & Loans)	540	13,921
Berry Plastics Group, Inc.* (Packaging & Containers)	1,620	42,152
BGC Partners, Inc. - Class A (Diversified Financial Services)	3,375	28,620
Bill Barrett Corp.* (Oil & Gas)	945	14,364
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	1,485	17,404
Biodelivery Sciences International, Inc.* (Pharmaceuticals)	945	16,443
Bio-Path Holdings, Inc.* (Pharmaceuticals)	2,295	6,701
Bio-Reference Laboratories, Inc.* (Healthcare - Services)	540	16,222
BioScrip, Inc.* (Pharmaceuticals)	1,485	9,593
Biotelemetry, Inc.* (Healthcare - Products)	810	6,796
Biotime, Inc.* (Biotechnology)	1,890	6,407
BJ’s Restaurants, Inc.* (Retail)	540	23,771
Black Diamond, Inc.* (Leisure Time)	675	5,238
Black Hills Corp. (Electric)	810	44,331
Blackbaud, Inc. (Software)	810	36,045
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	945	32,659
Bloomin Brands, Inc.* (Retail)	1,485	28,081
Blount International, Inc.* (Miscellaneous Manufacturing)	1,080	16,535
Blucora, Inc.* (Internet)	945	16,018
Bob Evans Farms, Inc. (Retail)	540	26,379
Boingo Wireless, Inc.* (Internet)	810	5,678
Boise Cascade Co.* (Building Materials)	810	29,209
Bonanza Creek Energy, Inc.* (Oil & Gas)	675	30,537

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Boston Private Financial Holdings, Inc. (Banks)	1,620	$21,303
Bottomline Technologies, Inc.* (Software)	810	20,323
Boulder Brands, Inc.* (Food)	1,215	10,789
Boyd Gaming Corp.* (Lodging)	1,620	18,711
BPZ Resources, Inc.* (Oil & Gas)	2,970	3,683
Brady Corp. - Class A (Electronics)	945	22,529
Briggs & Stratton Corp. (Machinery-Diversified)	945	19,098
Bright Horizons Family Solutions, Inc.* (Commercial Services)	540	24,062
Brightcove, Inc.* (Internet)	810	5,192
Bristow Group, Inc. (Transportation)	675	49,882
BroadSoft, Inc.* (Internet)	675	15,458
Brookline Bancorp, Inc. (Savings & Loans)	1,485	14,241
Brooks Automation, Inc. (Semiconductors)	1,485	18,310
Brown Shoe Co., Inc. (Retail)	810	21,538
Brunswick Corp. (Leisure Time)	1,620	75,816
Builders FirstSource, Inc.* (Building Materials)	1,215	7,205
Burlington Stores, Inc.* (Retail)	540	22,648
C&J Energy Services, Inc.* (Oil & Gas Services)	810	15,641
Cabot Microelectronics Corp.* (Semiconductors)	540	26,044
CACI International, Inc.* - Class A (Computers)	405	33,327
Caesars Acquisition Co.* - Class A (Investment Companies)	1,080	11,275
Caesars Entertainment Corp.* (Lodging)	1,080	13,165
Calamp Corp.* (Telecommunications)	810	15,617
Calgon Carbon Corp.* (Environmental Control)	1,080	22,712
California Water Service Group (Water)	945	24,598
Calix, Inc.* (Telecommunications)	1,080	11,675
Callaway Golf Co. (Leisure Time)	1,755	13,759
Callidus Software, Inc.* (Software)	1,080	15,217
Callon Petroleum Co.* (Oil & Gas)	945	6,199
Cambrex Corp.* (Biotechnology)	675	14,229
Campus Crest Communities, Inc. (REIT)	1,485	9,415
Cantel Medical Corp. (Healthcare - Products)	675	28,620
Capital Bank Financial Corp.* - Class A (Banks)	540	13,981
Capital Senior Living Corp.* (Healthcare - Services)	675	15,188
Capitol Federal Financial, Inc. (Savings & Loans)	2,700	34,587
Capstead Mortgage Corp. (REIT)	1,890	24,022
Capstone Turbine Corp.* (Electrical Components & Equipment)	7,560	7,560
Cardinal Financial Corp. (Banks)	675	12,960
Cardiovascular System, Inc.* (Healthcare - Products)	540	16,740
Cardtronics, Inc.* (Commercial Services)	810	31,096
Career Education Corp.* (Commercial Services)	1,755	10,179
CareTrust REIT, Inc.* (REIT)	540	8,386
Carmike Cinemas, Inc.* (Entertainment)	540	17,307
Carrizo Oil & Gas, Inc.* (Oil & Gas)	810	42,070
Carrols Restaurant Group, Inc.* (Retail)	1,080	8,327
Cascade Bancorp* (Banks)	1,080	5,519
Casella Waste System, Inc.* - Class A (Environmental Control)	1,215	5,468
Casey’s General Stores, Inc. (Retail)	675	55,262
Cash America International, Inc. (Retail)	540	26,541
Cathay Bancorp, Inc. (Banks)	1,485	39,219
Cavium, Inc.* (Semiconductors)	945	48,488
CBIZ, Inc.* (Commercial Services)	1,080	9,968
Ceco Environmental Corp. (Environmental Control)	540	7,733
Cedar Realty Trust, Inc. (REIT)	1,890	13,003
Celadon Group, Inc. (Transportation)	540	10,508
Celldex Therapeutics, Inc.* (Biotechnology)	1,755	29,396
Cempra, Inc.* (Pharmaceuticals)	675	9,180
Centerstate Banks, Inc. (Banks)	945	11,000
Central European Media Enterprises, Ltd.* - Class A (Media)	2,295	5,577
Central Garden & Pet Co.* - Class A (Household Products/Wares)	1,080	9,277
Century Aluminum Co.* (Mining)	1,080	31,622
Cenveo, Inc.* (Commercial Services)	1,755	4,001
Cepheid, Inc.* (Healthcare - Products)	1,215	64,406
Cerus Corp.* (Healthcare - Products)	2,025	8,424
CEVA, Inc.* (Semiconductors)	540	8,802
Chambers Street Properties (REIT)	4,455	36,576
Channeladvisor Corp.* (Internet)	405	5,625
Chart Industries, Inc.* (Machinery-Diversified)	540	25,137
Charter Financial Corp. (Savings & Loans)	675	7,655
Chatham Lodging Trust (REIT)	540	13,835
Checkpoint Systems, Inc.* (Electronics)	945	12,531
Chegg, Inc.* (Internet)	1,620	10,773
Chemical Financial Corp. (Banks)	675	20,102
Chemocentryx, Inc.* (Pharmaceuticals)	1,080	6,070
Chemtura Corp.* (Chemicals)	1,755	40,873
Chesapeake Lodging Trust (REIT)	945	31,223
Chimerix, Inc.* (Pharmaceuticals)	540	16,762
Chiquita Brands International, Inc.* (Food)	1,080	15,584
Christopher & Banks Corp.* (Retail)	945	6,171
CIBER, Inc.* (Computers)	2,025	6,622
Ciena Corp.* (Telecommunications)	1,890	31,676
Cincinnati Bell, Inc.* (Telecommunications)	4,320	15,854
Cinedigm Corp.* - Class A (Internet)	2,430	3,767
Cirrus Logic, Inc.* (Semiconductors)	1,215	23,450
Citizens, Inc.* (Insurance)	1,215	8,857
Civeo Corp. (Commercial Services)	1,755	21,393
Clarcor, Inc. (Miscellaneous Manufacturing)	945	63,276
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	1,485	10,855

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Clearwater Paper Corp.* (Forest Products & Paper)	405	$26,062
Cleco Corp. (Electric)	1,080	58,062
Clifton Bancorp, Inc. (Savings & Loans)	675	8,789
Cloud Peak Energy, Inc.* (Coal)	1,215	14,544
Clovis Oncology, Inc.* (Pharmaceuticals)	540	32,216
ClubCorp Holdings, Inc. (Leisure Time)	540	10,292
CNO Financial Group, Inc. (Insurance)	3,915	70,978
CoBiz Financial, Inc. (Banks)	945	11,359
Coeur d’Alene Mines Corp.* (Mining)	2,160	7,992
Cogent Communications Group, Inc. (Internet)	945	32,073
Cognex Corp.* (Machinery-Diversified)	1,485	58,747
Coherent, Inc.* (Electronics)	405	26,386
Cohu, Inc. (Semiconductors)	675	6,885
Colony Financial, Inc. (REIT)	1,755	39,100
Columbia Banking System, Inc. (Banks)	945	26,252
Comfort Systems USA, Inc. (Building Materials)	810	12,442
Commercial Metals Co. (Iron/Steel)	2,160	37,346
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	810	5,306
Community Bank System, Inc. (Banks)	810	30,902
CommVault Systems, Inc.* (Software)	810	35,915
Compuware Corp. (Software)	4,050	41,108
comScore, Inc.* (Internet)	675	28,444
Comstock Resources, Inc. (Oil & Gas)	945	11,189
Comverse, Inc.* (Telecommunications)	540	11,772
CONMED Corp. (Healthcare - Products)	540	22,675
Conn’s, Inc.* (Retail)	540	16,799
Consolidated Communications Holdings, Inc. (Telecommunications)	810	20,979
Constant Contact, Inc.* (Internet)	675	23,867
Consumer Portfolio Services, Inc.* (Diversified Financial Services)	810	5,719
Convergys Corp. (Commercial Services)	1,890	38,121
Conversant, Inc.* (Internet)	1,215	42,828
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	1,215	39,135
Corcept Therapeutics, Inc.* (Pharmaceuticals)	2,025	6,581
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	405	23,502
Corenergy Infrastructure Trust (REIT)	945	7,097
CoreSite Realty Corp. (REIT)	405	14,993
Cornerstone OnDemand, Inc.* (Software)	945	34,275
Cousins Properties, Inc. (REIT)	3,645	47,421
Covisint Corp.* (Electrical Components & Equipment)	568	1,641
Cowen Group, Inc.* - Class A (Diversified Financial Services)	2,700	10,908
Crawford & Co. (Insurance)	810	8,246
Cray, Inc.* (Computers)	810	28,075
Crocs, Inc.* (Apparel)	1,755	20,498
Cross Country Healthcare, Inc.* (Commercial Services)	945	9,138
Crown Media Holdings, Inc.* (Media)	1,485	5,183
CryoLife, Inc. (Healthcare - Products)	810	8,311
CSG Systems International, Inc. (Software)	675	17,894
CTI BioPharma Corp.* (Biotechnology)	3,375	8,235
CTS Corp. (Electronics)	675	12,420
CubeSmart (REIT)	2,565	53,992
Cubic Corp. (Aerospace/Defense)	405	19,537
CUI Global, Inc.* (Electronics)	675	5,522
Cumulus Media, Inc.* - Class A (Media)	2,835	10,943
Curtiss-Wright Corp. (Aerospace/Defense)	810	56,060
Customers Bancorp, Inc.* (Banks)	540	10,314
CVB Financial Corp. (Banks)	2,025	31,954
Cyan, Inc.* (Telecommunications)	1,215	3,827
Cyberonics, Inc.* (Healthcare - Products)	540	28,350
Cynosure, Inc.* - Class A (Healthcare - Products)	540	13,657
Cypress Semiconductor Corp. (Semiconductors)	2,970	29,433
CYS Investments, Inc. (REIT)	3,105	27,728
Cytokinetics, Inc.* (Biotechnology)	1,215	4,459
Cytori Therapeutics, Inc.* (Pharmaceuticals)	2,430	1,261
CytRx Corp.* (Biotechnology)	1,620	4,633
Daktronics, Inc. (Home Furnishings)	945	12,578
Dana Holding Corp. (Auto Parts & Equipment)	2,835	58,004
Darling International, Inc.* (Environmental Control)	2,970	52,272
DCT Industrial Trust, Inc. (REIT)	5,940	50,906
DealerTrack Holdings, Inc.* (Software)	945	44,462
Dean Foods Co. (Food)	1,755	25,816
del Frisco’s Restaurant Group* (Retail)	540	12,539
Delek US Holdings, Inc. (Oil & Gas)	1,080	36,601
Deluxe Corp. (Commercial Services)	945	57,456
Demand Media, Inc.* (Internet)	270	1,901
Demandware, Inc.* (Software)	540	32,373
Dendreon Corp.* (Biotechnology)	4,050	3,967
Denny’s Corp.* (Retail)	1,890	16,292
DepoMed, Inc.* (Pharmaceuticals)	1,215	18,711
Derma Sciences, Inc.* (Pharmaceuticals)	675	6,143
Destination XL Group, Inc.* (Retail)	1,215	6,367
Dexcom, Inc.* (Healthcare - Products)	1,350	60,683
DHT Holdings, Inc. (Transportation)	1,620	10,789
Diamond Foods, Inc.* (Food)	540	16,281
Diamond Resorts International, Inc.* (Leisure Time)	675	17,523
Diamondback Energy, Inc.* (Oil & Gas)	675	46,197
DiamondRock Hospitality Co. (REIT)	3,510	50,369
Dice Holdings, Inc.* (Internet)	1,080	10,768
Digi International, Inc.* (Software)	810	6,707
Digital River, Inc.* (Software)	810	20,712
DigitalGlobe, Inc.* (Telecommunications)	1,350	38,596
Dime Community Bancshares, Inc. (Savings & Loans)	810	12,758
Diodes, Inc.* (Semiconductors)	675	17,435

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Dorman Products, Inc.* (Auto Parts & Equipment)	540	$25,034
Dot Hill Systems Corp.* (Computers)	1,755	6,932
Douglas Dynamics, Inc. (Auto Parts & Equipment)	540	11,194
Drew Industries, Inc. (Building Materials)	405	19,464
DSP Group, Inc.* (Semiconductors)	675	6,541
DuPont Fabros Technology, Inc. (REIT)	1,215	37,629
Dyax Corp.* (Pharmaceuticals)	2,700	33,398
Dycom Industries, Inc.* (Engineering & Construction)	675	21,188
Dynavax Technologies Corp.* (Biotechnology)	6,480	10,627
Dynegy, Inc.* (Electric)	1,755	53,528
Dynex Capital, Inc. (REIT)	1,350	11,367
E.W. Scripps Co.* - Class A (Media)	675	12,960
E2open, Inc.* (Software)	540	3,154
Eagle Bancorp, Inc.* (Banks)	540	19,402
EarthLink Holdings Corp. (Telecommunications)	2,565	9,183
EastGroup Properties, Inc. (REIT)	540	37,184
Ebix, Inc. (Software)	675	9,956
Echo Global Logistics, Inc.* (Transportation)	540	14,110
Education Management Corp.* (Commercial Services)	2,160	1,285
Education Realty Trust, Inc. (REIT)	2,295	25,842
El Paso Electric Co. (Electric)	810	30,650
Electro Scientific Industries, Inc. (Electronics)	810	5,751
Electronics for Imaging, Inc.* (Computers)	810	37,033
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	540	8,856
Ellie Mae, Inc.* (Diversified Financial Services)	540	20,725
EMCOR Group, Inc. (Engineering & Construction)	1,215	53,617
Emerald Oil, Inc.* (Oil & Gas)	1,350	4,293
Emergent Biosolutions, Inc.* (Biotechnology)	675	15,269
Empire District Electric Co. (Electric)	810	23,036
Empire State Realty Trust, Inc. - Class A (REIT)	1,755	28,010
Employers Holdings, Inc. (Insurance)	675	13,763
Emulex Corp.* (Semiconductors)	1,890	10,697
Encore Capital Group, Inc.* (Diversified Financial Services)	540	24,575
Encore Wire Corp. (Electrical Components & Equipment)	405	15,366
Endocyte, Inc.* (Biotechnology)	1,080	6,464
Endologix, Inc.* (Healthcare - Products)	1,350	15,390
Endurance International Group Holdings, Inc.* (Internet)	675	11,219
Energy Recovery, Inc.* (Environmental Control)	1,215	5,565
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,755	13,496
EnerNOC, Inc.* (Electric)	675	9,970
EnerSys (Electrical Components & Equipment)	810	50,868
Ennis, Inc. (Commercial Services)	675	10,010
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	405	26,135
Entegris, Inc.* (Semiconductors)	2,565	34,833
Entercom Communications Corp.* - Class A (Media)	675	6,939
Entravision Communications Corp. - Class A (Media)	1,485	7,663
Entropic Communications, Inc.* (Semiconductors)	2,430	6,075
Envestnet, Inc.* (Software)	675	29,984
Enzo Biochem, Inc.* (Biotechnology)	1,215	6,342
EPAM Systems, Inc.* (Computers)	675	32,225
EPIQ Systems, Inc. (Software)	810	12,992
EPR Properties (REIT)	945	53,014
Equity One, Inc. (REIT)	1,215	29,160
Era Group, Inc.* (Transportation)	405	9,473
ESCO Technologies, Inc. (Electronics)	540	20,531
Essent Group, Ltd.* (Insurance)	810	19,715
Esterline Technologies Corp.* (Aerospace/Defense)	540	63,239
Ethan Allen Interiors, Inc. (Home Furnishings)	540	15,282
Euronet Worldwide, Inc.* (Commercial Services)	945	50,718
EverBank Financial Corp. (Savings & Loans)	1,755	33,608
Evercore Partners, Inc. - Class A (Diversified Financial Services)	675	34,945
EVERTEC, Inc. (Commercial Services)	1,215	27,581
Exact Sciences Corp.* (Biotechnology)	1,620	38,993
ExamWorks Group, Inc.* (Commercial Services)	675	26,177
Exar Corp.* (Semiconductors)	945	9,025
Excel Trust, Inc. (REIT)	1,080	14,040
EXCO Resources, Inc. (Oil & Gas)	3,105	9,470
Exelixis, Inc.* (Biotechnology)	4,185	7,115
ExlService Holdings, Inc.* (Commercial Services)	675	18,893
Express, Inc.* (Retail)	1,620	24,251
Exterran Holdings, Inc. (Oil & Gas Services)	1,080	42,476
Extreme Networks, Inc.* (Telecommunications)	2,295	8,239
EZCORP, Inc.* - Class A (Retail)	1,080	12,182
F.N.B. Corp. (Banks)	3,105	39,713
Fabrinet* (Miscellaneous Manufacturing)	810	14,750
Fair Isaac Corp. (Software)	675	42,053
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,295	35,228
Fairpoint Communications, Inc.* (Telecommunications)	540	8,964
Federal Signal Corp. (Miscellaneous Manufacturing)	1,215	17,253

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Federal-Mogul Corp.* (Auto Parts & Equipment)	675	$10,537
FEI Co. (Electronics)	810	68,266
FelCor Lodging Trust, Inc. (REIT)	2,430	26,074
Female Health Co. (Healthcare - Products)	945	4,319
Ferro Corp.* (Chemicals)	1,485	19,483
Fiesta Restaurant Group, Inc.* (Retail)	540	29,781
Financial Engines, Inc. (Diversified Financial Services)	945	37,677
Finisar Corp.* (Telecommunications)	1,755	29,343
First American Financial Corp. (Insurance)	1,890	57,304
First Bancorp* (Banks)	2,295	11,957
First Busey Corp. (Banks)	1,755	10,969
First Cash Financial Services, Inc.* (Retail)	540	31,904
First Commonwealth Financial Corp. (Banks)	1,890	17,672
First Financial Bancorp (Banks)	1,215	21,311
First Financial Bankshares, Inc. (Banks)	1,215	38,613
First Industrial Realty Trust, Inc. (REIT)	2,025	39,548
First Merchants Corp. (Banks)	810	18,347
First Midwest Bancorp, Inc. (Banks)	1,485	24,933
First Potomac Realty Trust (REIT)	1,215	15,188
FirstMerit Corp. (Banks)	2,970	54,499
Five Below, Inc.* (Retail)	945	37,677
Five Star Quality Care, Inc.* (Healthcare - Services)	1,350	5,576
Flagstar BanCorp, Inc.* (Savings & Loans)	540	8,489
Fleetmatics Group PLC* (Computers)	675	25,070
Flotek Industries, Inc.* (Oil & Gas Services)	945	20,941
Fluidigm Corp.* (Electronics)	540	15,659
Flushing Financial Corp. (Savings & Loans)	675	13,595
Forest Oil Corp.* (Oil & Gas)	3,375	2,734
Forestar Group, Inc.* (Real Estate)	810	14,135
FormFactor, Inc.* (Semiconductors)	1,350	10,760
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,080	29,484
Forward Air Corp. (Transportation)	540	25,850
Francesca’s Holdings Corp.* (Retail)	945	11,255
Franklin Electric Co., Inc. (Hand/Machine Tools)	945	35,286
Franklin Street Properties Corp. (REIT)	1,755	21,042
Fred’s, Inc. - Class A (Retail)	810	12,717
Fresh Del Monte Produce, Inc. (Food)	675	21,674
Frontline, Ltd.* (Transportation)	2,160	3,046
FTI Consulting, Inc.* (Commercial Services)	810	32,708
Fuelcell Energy, Inc.* (Energy-Alternate Sources)	4,995	10,090
Fuller (H.B.) Co. (Chemicals)	945	39,662
Furmanite Corp.* (Metal Fabricate/Hardware)	945	7,069
FutureFuel Corp. (Energy-Alternate Sources)	540	7,193
FX Energy, Inc.* (Oil & Gas)	1,755	5,265
FXCM, Inc. (Diversified Financial Services)	945	15,555
Gain Capital Holdings, Inc. (Diversified Financial Services)	810	6,934
Galena Biopharma, Inc.* (Biotechnology)	2,970	6,089
GasLog, Ltd. (Transportation)	810	16,864
Gastar Exploration, Inc.* (Oil & Gas)	1,350	5,400
GenCorp, Inc.* (Aerospace/Defense)	1,215	20,606
Generac Holdings, Inc.* (Electrical Components & Equipment)	1,215	55,088
General Cable Corp. (Electrical Components & Equipment)	945	13,391
General Communication, Inc.* - Class A (Telecommunications)	945	11,085
Genesco, Inc.* (Retail)	405	31,059
GenMark Diagnostics, Inc.* (Healthcare - Products)	945	10,773
Gentherm, Inc.* (Auto Parts & Equipment)	675	28,148
Gentiva Health Services, Inc.* (Healthcare - Services)	675	13,298
Getty Realty Corp. (REIT)	540	10,049
GFI Group, Inc. (Diversified Financial Services)	2,295	12,623
Gibraltar Industries, Inc.* (Building Materials)	675	10,294
Gigamon, Inc.* (Telecommunications)	540	8,068
Glacier Bancorp, Inc. (Banks)	1,350	38,732
Glatfelter (Forest Products & Paper)	810	20,436
Glimcher Realty Trust (REIT)	2,700	37,071
Global Brass & Copper Holdings, Inc. (Metal Fabricate/Hardware)	540	7,560
Global Cash Access Holdings, Inc.* (Commercial Services)	1,485	10,826
Global Eagle Entertainment, Inc.* (Internet)	945	11,557
Globalstar, Inc.* (Telecommunications)	5,400	12,798
Globe Specialty Metals, Inc. (Mining)	1,215	22,854
Globus Med, Inc.* - Class A (Healthcare - Products)	1,215	26,936
Glu Mobile, Inc.* (Software)	2,160	8,359
Gogo, Inc.* (Telecommunications)	1,080	17,939
Gold Resource Corp. (Mining)	1,215	4,726
Goodrich Petroleum Corp.* (Oil & Gas)	675	5,562
Government Properties Income Trust (REIT)	1,080	24,646
GrafTech International, Ltd.* (Electrical Components & Equipment)	2,295	9,846
Gramercy Property Trust, Inc. (REIT)	2,565	16,031
Grand Canyon Education, Inc.* (Commercial Services)	810	38,799
Granite Construction, Inc. (Engineering & Construction)	810	29,897
Graphic Packaging Holding Co.* (Packaging & Containers)	5,805	70,415
Gray Television, Inc.* (Media)	1,080	9,979
Great Lakes Dredge & Dock Co.* (Commercial Services)	1,485	10,380
Greatbatch, Inc.* (Healthcare - Products)	540	27,103

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Green Dot Corp.* - Class A (Commercial Services)	675	$16,133
Green Plains Renewable Energy (Energy-Alternate Sources)	675	23,085
Greenhill & Co., Inc. (Diversified Financial Services)	540	24,300
Greenlight Capital Re, Ltd.* - Class A (Insurance)	540	17,523
Griffon Corp. (Building Materials)	945	11,614
Group 1 Automotive, Inc. (Retail)	405	34,599
GSI Group, Inc.* (Electronics)	810	10,409
GUESS?, Inc. (Retail)	1,215	26,937
Guidewire Software, Inc.* (Software)	1,215	60,676
GulfMark Offshore, Inc. - Class A (Oil & Gas Services)	540	16,286
H&E Equipment Services, Inc. (Commercial Services)	675	25,238
Hackett Group, Inc. (Commercial Services)	945	6,624
Haemonetics Corp.* (Healthcare - Products)	945	35,645
Halcon Resources Corp.* (Oil & Gas)	4,860	15,115
Halozyme Therapeutics, Inc.* (Biotechnology)	2,025	19,481
Hampton Roads Bankshares, Inc.* (Banks)	2,430	4,228
Hancock Holding Co. (Banks)	1,485	52,256
Hanger Orthopedic Group, Inc.* (Healthcare - Products)	675	16,153
Hanmi Financial Corp. (Banks)	675	14,479
Hannon Armstrong Sustainable I (Diversified Financial Services)	540	7,549
Harbinger Group, Inc.* (Holding Companies - Diversified)	1,620	21,287
Harmonic, Inc.* (Telecommunications)	2,025	13,507
Harsco Corp. (Miscellaneous Manufacturing)	1,485	32,195
Harte-Hanks, Inc. (Advertising)	1,215	7,910
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare - Products)	1	5
Harvest Natural Resources, Inc.* (Oil & Gas)	1,350	5,022
Hatteras Financial Corp. (REIT)	1,755	33,415
Haverty Furniture Cos., Inc. (Retail)	405	8,914
Hawaiian Holdings, Inc.* (Airlines)	945	16,386
Headwaters, Inc.* (Building Materials)	1,485	18,860
Healthcare Realty Trust, Inc. (REIT)	1,755	46,455
Healthcare Services Group, Inc. (Commercial Services)	1,350	40,203
HealthSouth Corp. (Healthcare - Services)	1,620	65,334
HealthStream, Inc.* (Internet)	540	16,718
Healthways, Inc.* (Healthcare - Services)	675	10,463
Heartland Express, Inc. (Transportation)	1,080	27,151
Heartland Payment Systems, Inc. (Commercial Services)	675	34,864
Hecla Mining Co. (Mining)	6,750	14,715
HEICO Corp. (Aerospace/Defense)	1,215	65,903
Helen of Troy, Ltd.* (Household Products/Wares)	540	33,399
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,890	50,349
Hercules Offshore, Inc.* (Oil & Gas)	3,510	5,792
Heritage Commerce Corp. (Banks)	675	5,873
Heritage Financial Corp. (Banks)	675	11,846
Heritage Oaks Bancorp (Banks)	810	6,375
Herman Miller, Inc. (Office Furnishings)	1,080	34,560
Hersha Hospitality Trust (REIT)	3,915	28,540
HFF, Inc. - Class A (Real Estate)	675	21,249
Hibbett Sports, Inc.* (Retail)	540	24,511
Higher One Holdings, Inc.* (Diversified Financial Services)	1,485	3,816
Highwoods Properties, Inc. (REIT)	1,620	69,448
Hill International, Inc.* (Commercial Services)	945	3,667
Hillenbrand, Inc. (Miscellaneous Manufacturing)	1,215	40,447
Hilltop Holdings, Inc.* (Insurance)	1,350	29,741
HMS Holdings Corp.* (Commercial Services)	1,620	37,633
HNI Corp. (Office Furnishings)	810	37,787
Home Bancshares, Inc. (Banks)	945	30,164
Home Loan Servicing Solutions, Ltd. (Diversified Financial Services)	1,350	25,934
HomeTrust Bancshares, Inc.* (Savings & Loans)	540	8,343
Horace Mann Educators Corp. (Insurance)	810	24,632
Horizon Pharma PLC* (Pharmaceuticals)	1,350	17,469
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	675	20,696
Horsehead Holding Corp.* (Mining)	2,295	36,054
Houghton Mifflin Harcourt Co.* (Media)	2,025	40,520
Hovnanian Enterprises, Inc.* - Class A (Home Builders)	2,565	9,644
HSN, Inc. (Retail)	675	44,597
Hub Group, Inc.* - Class A (Transportation)	675	24,496
Hudson Pacific Properties, Inc. (REIT)	1,080	29,495
Huron Consulting Group, Inc.* (Commercial Services)	405	28,192
IBERIABANK Corp. (Banks)	540	37,184
Iconix Brand Group, Inc.* (Apparel)	810	32,408
IDACORP, Inc. (Electric)	945	59,753
Idera Pharmaceuticals, Inc.* (Biotechnology)	2,025	5,164
iGATE Corp.* (Computers)	675	25,009
IGI Laboratories, Inc.* (Pharmaceuticals)	1,080	10,595
II-VI, Inc.* (Electronics)	1,080	14,569
Immersion Corp.* (Computers)	810	6,820
ImmunoGen, Inc.* (Biotechnology)	1,755	16,251
Immunomedics, Inc.* (Biotechnology)	2,295	9,065
Impax Laboratories, Inc.* (Pharmaceuticals)	1,350	39,109
Imperva, Inc.* (Software)	540	22,124
Incontact, Inc.* (Software)	1,350	12,015

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Independent Bank Corp. (Banks)	540	$22,032
Independent Bank Corp./Mi (Banks)	675	8,147
Infinera Corp.* (Telecommunications)	2,430	35,308
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	1,080	14,710
Infoblox, Inc.* (Software)	1,215	19,610
Information Services Group, Inc.* (Commercial Services)	1,215	5,139
Inland Real Estate Corp. (REIT)	1,755	18,621
InnerWorkings, Inc.* (Software)	945	8,581
Innophos Holdings, Inc. (Chemicals)	405	23,085
Innospec, Inc. (Chemicals)	540	21,800
Inovio Pharmaceuticals, Inc.* (Biotechnology)	1,350	15,336
Inphi Corp.* (Semiconductors)	675	10,449
Insight Enterprises, Inc.* (Computers)	810	18,428
Insmed, Inc.* (Biotechnology)	810	11,494
Insperity, Inc. (Commercial Services)	540	17,042
Insulet Corp.* (Healthcare - Products)	1,080	46,624
Integra LifeSciences Holdings Corp.* (Healthcare - Products)	540	27,599
Integrated Device Technology, Inc.* (Semiconductors)	2,430	39,876
Integrated Silicon Solution, Inc. (Semiconductors)	675	9,167
Inteliquent, Inc. (Telecommunications)	810	13,632
Intelsat S.A.* (Telecommunications)	675	13,136
InterDigital, Inc. (Telecommunications)	810	40,038
Interface, Inc. (Office Furnishings)	1,350	21,641
Internap Network Services Corp.* (Internet)	1,350	10,814
International Bancshares Corp. (Banks)	1,080	30,640
International Rectifier Corp.* (Semiconductors)	1,350	53,690
International Speedway Corp. - Class A (Entertainment)	540	16,918
Intersil Corp. - Class A (Semiconductors)	2,430	32,295
Interval Leisure Group, Inc. (Leisure Time)	810	17,042
Intevac, Inc.* (Machinery-Diversified)	810	5,994
Intralinks Holdings, Inc.* (Internet)	1,080	9,331
Intrepid Potash, Inc.* (Chemicals)	1,080	14,526
Intrexon Corp.* (Biotechnology)	675	15,066
Invacare Corp. (Healthcare - Products)	675	10,604
InvenSense, Inc.* (Electronics)	1,350	21,883
Invesco Mortgage Capital, Inc. (REIT)	2,295	37,959
Investment Technology Group, Inc.* (Diversified Financial Services)	810	14,523
Investors Bancorp, Inc. (Savings & Loans)	6,345	68,209
Investors Real Estate Trust (REIT)	2,160	18,144
ION Geophysical Corp.* (Oil & Gas Services)	2,970	8,316
Iridium Communications, Inc.* (Telecommunications)	1,755	16,673
iRobot Corp.* (Home Furnishings)	540	19,289
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	2,160	30,283
Isis Pharmaceuticals, Inc.* (Biotechnology)	2,025	93,271
Isle of Capri Casinos, Inc.* (Entertainment)	810	6,018
iStar Financial, Inc.* (REIT)	1,620	22,988
Itron, Inc.* (Electronics)	675	26,278
ITT Educational Services, Inc.* (Commercial Services)	540	5,459
Ixia* (Telecommunications)	1,215	11,700
IXYS Corp. (Semiconductors)	675	7,877
j2 Global, Inc. (Computers)	810	43,812
Jack in the Box, Inc. (Retail)	675	47,952
Janus Capital Group, Inc. (Diversified Financial Services)	2,835	42,497
JetBlue Airways Corp.* (Airlines)	4,455	51,410
Jive Software, Inc.* (Software)	1,080	6,599
John Bean Technologies Corp. (Miscellaneous Manufacturing)	540	16,184
Journal Communications, Inc.* - Class A (Media)	1,080	10,595
K12, Inc.* (Commercial Services)	675	8,370
Kaman Corp. - Class A (Aerospace/Defense)	540	23,252
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,485	45,679
KB Home (Home Builders)	1,620	25,499
KCG Holdings, Inc.* - Class A (Diversified Financial Services)	1,215	12,952
Kelly Services, Inc. - Class A (Commercial Services)	675	11,900
KEMET Corp.* (Electronics)	1,350	6,480
Kemper Corp. (Insurance)	810	29,849
Kennedy-Wilson Holdings, Inc. (Real Estate)	1,350	36,572
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,755	29,572
Key Energy Services, Inc.* (Oil & Gas Services)	2,565	7,798
Kforce, Inc. (Commercial Services)	540	12,501
Kimball International, Inc. - Class B (Home Furnishings)	810	14,564
Kindred Healthcare, Inc. (Healthcare - Services)	1,080	23,490
Kite Realty Group Trust (REIT)	675	17,476
Knight Transportation, Inc. (Transportation)	1,080	31,600
Knightsbridge Tankers, Ltd. (Transportation)	810	7,112
Knoll, Inc. (Office Furnishings)	945	18,796
Kodiak Oil & Gas Corp.* (Oil & Gas)	4,725	50,982
Kofax, Ltd.* (Software)	1,620	10,287
Kopin Corp.* (Semiconductors)	2,160	8,208
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	405	15,989
Korn/Ferry International* (Commercial Services)	945	26,394
Kraton Performance Polymers, Inc.* (Chemicals)	675	12,076
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	1,215	8,469
Krispy Kreme Doughnuts, Inc.* (Retail)	1,350	25,542

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Kronos Worldwide, Inc. (Chemicals)	540	$7,258
La Quinta Holdings, Inc.* (Lodging)	945	19,287
Laclede Group, Inc. (Gas)	675	34,270
Ladenburg Thalman Finance Services, Inc.* (Diversified Financial Services)	2,700	11,529
Lakeland Bancorp, Inc. (Banks)	945	10,386
Landec Corp.* (Chemicals)	675	8,498
Lannett Co., Inc.* (Pharmaceuticals)	540	30,629
LaSalle Hotel Properties (REIT)	1,890	74,106
Lattice Semiconductor Corp.* (Semiconductors)	2,430	16,305
La-Z-Boy, Inc. (Home Furnishings)	1,080	24,689
LeapFrog Enterprises, Inc.* (Toys/Games/Hobbies)	1,485	7,900
Lee Enterprises, Inc.* (Media)	1,620	6,043
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	5,805	8,417
Lexington Realty Trust (REIT)	3,780	41,429
Libbey, Inc.* (Housewares)	540	15,525
Liberator Medical Holdings, Inc. (Pharmaceuticals)	1,350	3,888
Life Time Fitness, Inc.* (Leisure Time)	810	45,174
LifeLock, Inc.* (Commercial Services)	1,620	27,394
Ligand Pharmaceuticals, Inc.* - Class B (Biotechnology)	405	22,384
Limelight Networks, Inc.* (Internet)	2,025	4,941
Lionbridge Technologies, Inc.* (Internet)	1,620	7,825
Liquidity Services, Inc.* (Internet)	675	8,627
Lithia Motors, Inc. - Class A (Retail)	405	31,436
Littelfuse, Inc. (Electrical Components & Equipment)	405	39,504
LivePerson, Inc.* (Computers)	1,215	17,496
LogMeIn, Inc.* (Telecommunications)	540	25,947
Louisiana-Pacific Corp.* (Building Materials)	2,565	37,448
LSI Industries, Inc. (Building Materials)	810	5,800
LTC Properties, Inc. (REIT)	675	28,310
Lumber Liquidators Holdings, Inc.* (Retail)	540	29,036
Luminex Corp.* (Healthcare - Products)	810	15,390
M.D.C. Holdings, Inc. (Home Builders)	810	19,780
M/I Schottenstein Homes, Inc.* (Home Builders)	540	11,632
Macatawa Bank Corp. (Banks)	1,080	5,627
Mack-Cali Realty Corp. (REIT)	1,620	30,343
MacroGenics, Inc.* (Biotechnology)	540	11,497
Magellan Health Services, Inc.* (Healthcare - Services)	540	32,680
Magnum Hunter Resources Corp.* (Oil & Gas)	3,780	17,539
Maiden Holdings, Ltd. (Insurance)	1,080	12,906
Mainsource Financial Group, Inc. (Banks)	540	9,823
Manhattan Associates, Inc.* (Computers)	1,350	54,148
MannKind Corp.* (Pharmaceuticals)	4,185	25,152
ManTech International Corp. - Class A (Software)	540	15,206
Marchex, Inc. - Class B (Advertising)	810	3,102
Marin Software, Inc.* (Advertising)	675	6,041
MarineMax, Inc.* (Retail)	675	12,940
MarketAxess Holdings, Inc. (Diversified Financial Services)	675	43,639
Marketo, Inc.* (Internet)	540	17,426
Marriott Vacations Worldwide Corp. (Entertainment)	540	37,498
Marten Transport, Ltd. (Transportation)	540	10,595
Martha Stewart Living Omnimedia, Inc.* - Class A (Media)	1,215	5,261
Masimo Corp.* (Healthcare - Products)	945	23,852
Masonite International Corp.* (Building Materials)	540	29,193
MasTec, Inc.* (Engineering & Construction)	1,215	34,798
Matador Resources Co.* (Oil & Gas)	1,350	32,765
Materion Corp. (Mining)	405	15,977
Matrix Service Co.* (Oil & Gas Services)	540	13,532
Matson, Inc. (Transportation)	810	23,077
Matthews International Corp. - Class A (Commercial Services)	540	24,883
MAXIMUS, Inc. (Commercial Services)	1,215	58,879
Maxlinear, Inc.* - Class A (Semiconductors)	810	5,743
Maxwell Technologies, Inc.* (Computers)	675	7,871
MB Financial, Inc. (Banks)	1,080	34,074
McDermott International, Inc.* (Oil & Gas Services)	4,455	17,107
McGrath Rentcorp (Commercial Services)	540	19,726
MDC Partners, Inc. - Class A (Advertising)	810	16,768
Meadowbrook Insurance Group, Inc. (Insurance)	1,350	8,600
MedAssets, Inc.* (Software)	1,215	26,317
Media General, Inc.* - Class A (Media)	1,080	16,135
Medical Properties Trust, Inc. (REIT)	3,105	41,886
Medidata Solutions, Inc.* (Software)	945	42,629
Mentor Graphics Corp. (Computers)	1,755	37,188
Mercury Computer Systems, Inc.* (Computers)	810	11,324
Meredith Corp. (Media)	675	35,194
Merge Healthcare, Inc.* (Healthcare - Products)	2,565	7,054
Meridian Bioscience, Inc. (Healthcare - Products)	810	15,017
Merit Medical Systems, Inc.* (Healthcare - Products)	945	14,317
Meritage Homes Corp.* (Home Builders)	675	24,833
Meritor, Inc.* (Auto Parts & Equipment)	1,890	21,716
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	2,025	18,569
Methode Electronics, Inc. (Electronics)	675	26,582
MGE Energy, Inc. (Electric)	675	30,017
MGIC Investment Corp.* (Insurance)	6,075	54,189
Micrel, Inc. (Semiconductors)	1,080	13,111
Microsemi Corp.* (Semiconductors)	1,755	45,753
Midstates Pete Co., Inc.* (Oil & Gas)	1,080	3,208
Millennial Media, Inc.* (Advertising)	2,025	4,151

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Miller Energy Resources, Inc.* (Oil & Gas)	1,080	$3,758
MiMedx Group, Inc.* (Healthcare - Products)	2,025	20,615
Minerals Technologies, Inc. (Chemicals)	675	51,780
MKS Instruments, Inc. (Semiconductors)	945	34,398
Mobile Mini, Inc. (Storage/Warehousing)	810	35,502
Modine Manufacturing Co.* (Auto Parts & Equipment)	945	12,124
ModusLink Global Solutions, Inc.* (Internet)	1,485	5,198
Molina Healthcare, Inc.* (Healthcare - Services)	540	26,266
Molycorp, Inc.* (Mining)	4,320	5,962
Momenta Pharmaceuticals, Inc.* (Biotechnology)	1,080	11,783
MoneyGram International, Inc.* (Commercial Services)	675	5,805
Monmouth Real Estate Investment Corp. - Class A (REIT)	1,215	13,608
Monolithic Power Systems, Inc. (Semiconductors)	675	29,828
Monotype Imaging Holdings, Inc. (Software)	810	23,174
Monro Muffler Brake, Inc. (Commercial Services)	540	28,858
Monster Worldwide, Inc.* (Commercial Services)	2,025	7,817
Montpelier Re Holdings, Ltd. (Insurance)	810	26,843
Moog, Inc.* - Class A (Aerospace/Defense)	810	61,997
Morgans Hotel Group Co.* (Lodging)	945	7,551
Move, Inc.* (Internet)	945	19,803
MSA Safety, Inc. (Machinery - Construction & Mining)	540	31,034
Mueller Industries, Inc. (Metal Fabricate/Hardware)	1,080	35,057
Mueller Water Products, Inc. - Class A (Metal Fabricate/Hardware)	3,105	30,646
Multimedia Games Holding Co., Inc.* (Entertainment)	675	23,558
Myers Industries, Inc. (Miscellaneous Manufacturing)	675	10,085
MYR Group, Inc.* (Engineering & Construction)	540	14,008
Nanometrics, Inc.* (Semiconductors)	540	7,312
NanoViricides, Inc.* (Pharmaceuticals)	1,350	5,144
National Bank Holdings Corp. (Holding Companies - Diversified)	810	15,868
National CineMedia, Inc. (Entertainment)	1,215	19,319
National General Holdings Corp. (Insurance)	810	15,188
National Health Investors, Inc. (REIT)	675	44,489
National Penn Bancshares, Inc. (Banks)	2,295	23,616
Natus Medical, Inc.* (Healthcare - Products)	675	22,950
Nautilus, Inc.* (Leisure Time)	810	10,838
Navidea Biopharmaceuticals, Inc.* (Healthcare - Products)	4,725	6,379
Navigant Consulting Co.* (Commercial Services)	1,080	16,621
Navios Maritime Acquisition Corp. (Transportation)	2,295	7,275
Navios Maritime Holdings, Inc. (Transportation)	1,620	9,542
NBT Bancorp, Inc. (Banks)	810	20,801
NCI Building Systems, Inc.* (Building Materials)	675	13,412
Nektar Therapeutics, Inc.* (Pharmaceuticals)	2,430	33,509
Nelnet, Inc. - Class A (Diversified Financial Services)	405	19,274
Neogen Corp.* (Pharmaceuticals)	675	29,632
NeoStem, Inc.* (Healthcare - Services)	810	4,155
NETGEAR, Inc.* (Telecommunications)	675	22,977
NetScout Systems, Inc.* (Computers)	675	24,881
Neuralstem, Inc.* (Biotechnology)	1,890	5,198
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	1,485	27,502
NeuStar, Inc.* - Class A (Telecommunications)	1,080	28,523
New Jersey Resources Corp. (Gas)	810	47,369
New Media Investment Group, Inc. (Internet)	675	12,866
New Residential Investment Corp. (Real Estate Investment Trusts (REITs))	2,565	31,755
New York & Co., Inc.* (Retail)	1,350	4,415
New York Mortgage Trust, Inc. (REIT)	1,890	14,761
New York REIT, Inc. (REIT)	3,240	36,353
NewBridge Bancorp* (Banks)	945	8,401
Newpark Resources, Inc.* (Oil & Gas Services)	1,755	20,060
Newport Corp.* (Electronics)	810	14,491
NewStar Financial, Inc.* (Diversified Financial Services)	675	9,234
Nexstar Broadcasting Group, Inc. - Class A (Media)	540	24,365
NIC, Inc. (Internet)	1,350	24,880
NMI Holdings, Inc.* - Class A (Insurance)	1,080	9,666
Noranda Aluminum Holding Corp. (Mining)	1,620	7,144
North Atlantic Drilling, Ltd. (Oil & Gas)	1,485	9,192
Northern Oil & Gas, Inc.* (Oil & Gas)	1,215	13,730
Northfield BanCorp, Inc. (Savings & Loans)	1,080	15,379
Northwest Bancshares, Inc. (Savings & Loans)	1,890	24,249
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	1,080	5,681
Northwest Natural Gas Co. (Gas)	540	25,342
NorthWestern Corp. (Electric)	675	35,667
Novavax, Inc.* (Biotechnology)	4,185	23,436
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,890	51,785
NRG Yield, Inc. (Electric)	405	20,238
Nutrisystem, Inc. (Food)	675	11,367
NuVasive, Inc.* (Healthcare - Products)	810	33,129

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
NxStage Medical, Inc.* (Healthcare - Products)	1,215	$18,419
Oclaro, Inc.* (Telecommunications)	2,970	4,663
Office Depot, Inc.* (Retail)	9,585	50,033
OFG Bancorp (Banks)	945	14,714
OHR Pharmaceutical, Inc.* (Pharmaceuticals)	675	4,894
Old National Bancorp (Banks)	2,025	29,464
Olin Corp. (Chemicals)	1,485	35,996
Olympic Steel, Inc. (Metal Fabricate/Hardware)	540	10,865
OM Group, Inc. (Chemicals)	675	17,570
Omega Protein Corp.* (Pharmaceuticals)	540	7,803
Omeros Corp.* (Biotechnology)	810	13,422
Omnicell, Inc.* (Software)	675	21,809
OmniVision Technologies, Inc.* (Semiconductors)	1,080	28,922
Omnova Solutions, Inc.* (Chemicals)	1,080	7,592
On Assignment, Inc.* (Commercial Services)	945	27,500
Oncothyreon, Inc.* (Biotechnology)	2,160	3,888
ONE Gas, Inc. (Gas)	945	35,863
OneBeacon Insurance Group, Ltd. - Class A (Insurance)	540	8,602
Opko Health, Inc.* (Pharmaceuticals)	3,645	30,436
OraSure Technologies, Inc.* (Healthcare - Products)	1,350	12,083
Orbcomm, Inc.* (Telecommunications)	1,215	7,679
Orbital Sciences Corp.* (Aerospace/Defense)	1,080	28,404
Orbitz Worldwide, Inc.* (Internet)	1,215	10,048
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	2,430	9,866
Organovo Holdings, Inc.* (Biotechnology)	1,485	9,712
Orion Marine Group, Inc.* (Engineering & Construction)	810	8,878
Oritani Financial Corp. (Savings & Loans)	945	13,958
Otter Tail Corp. (Electric)	675	20,925
Outerwall, Inc.* (Diversified Financial Services)	405	25,624
Owens & Minor, Inc. (Distribution/Wholesale)	1,215	40,484
Pacific Biosciences of California, Inc.* (Biotechnology)	1,485	9,742
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	540	7,619
Pacific Sunwear of California, Inc.* (Retail)	2,160	3,283
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	675	62,653
Pain Therapeutics, Inc.* (Pharmaceuticals)	1,215	2,114
Papa John’s International, Inc. (Retail)	540	25,250
PAREXEL International Corp.* (Commercial Services)	1,080	58,655
Park Electrochemical Corp. (Electronics)	405	10,449
Park Sterling Corp. (Banks)	1,215	9,307
Parker Drilling Co.* (Oil & Gas)	2,565	11,389
Parkervision, Inc.* (Telecommunications)	3,645	4,775
Parkway Properties, Inc. (REIT)	1,350	27,068
Parsley Energy, Inc.* - Class A (Oil & Gas)	945	16,037
Pattern Energy Group, Inc. (Energy-Alternate Sources)	810	23,313
PDC Energy, Inc.* (Oil & Gas)	675	29,511
PDF Solutions, Inc.* (Software)	675	8,755
PDL BioPharma, Inc. (Biotechnology)	3,105	26,486
Pebblebrook Hotel Trust (REIT)	1,215	51,758
Pegasystems, Inc. (Software)	810	17,553
Pendrell Corp.* (Commercial Services)	4,725	7,891
Penn National Gaming, Inc.* (Entertainment)	1,620	21,206
Penn Virginia Corp.* (Oil & Gas)	1,350	11,570
Pennsylvania REIT (REIT)	1,350	28,931
PennyMac Mortgage Investment Trust (REIT)	1,350	29,147
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	4,725	7,560
Peregrine Semiconductor Corp.* (Semiconductors)	945	11,746
Perficient, Inc.* (Internet)	810	13,430
Performant FINL Corp.* (Commercial Services)	810	6,990
Pericom Semiconductor Corp.* (Semiconductors)	675	7,378
Pernix Therapeutics Holdings I* (Pharmaceuticals)	945	9,214
PetMed Express, Inc. (Retail)	540	7,133
PetroQuest Energy, Inc.* (Oil & Gas)	1,485	6,980
PGT, Inc.* (Building Materials)	1,215	11,427
PharMerica Corp.* (Pharmaceuticals)	675	19,366
PHH Corp.* (Commercial Services)	1,080	25,585
Photronics, Inc.* (Semiconductors)	1,350	12,137
Physicians Realty Trust (REIT)	810	12,425
PICO Holdings, Inc.* (Water)	540	11,934
Piedmont Natural Gas Co., Inc. (Gas)	1,350	51,313
Pier 1 Imports, Inc. (Retail)	1,755	22,640
Pike Electric Corp.* (Electric)	810	9,671
Pinnacle Entertainment, Inc.* (Entertainment)	1,080	27,680
Pinnacle Financial Partners, Inc. (Banks)	675	26,460
Pioneer Energy Services Corp.* (Oil & Gas Services)	1,215	11,154
Plantronics, Inc. (Telecommunications)	810	42,015
Platinum Underwriters Holdings, Ltd. (Insurance)	540	33,820
Plexus Corp.* (Electronics)	675	27,911
Plug Power, Inc.* (Energy-Alternate Sources)	3,510	16,532
Ply Gem Holdings, Inc.* (Building Materials)	675	7,661
PMC-Sierra, Inc.* (Semiconductors)	3,375	26,291
PNM Resources, Inc. (Electric)	1,485	42,842
Polycom, Inc.* (Telecommunications)	2,565	33,550
PolyOne Corp. (Chemicals)	1,620	59,957
Polypore International, Inc.* (Miscellaneous Manufacturing)	810	35,575

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Pool Corp. (Distribution/Wholesale)	810	$48,357
Popeyes Louisiana Kitchen, Inc.* (Retail)	405	18,772
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	945	59,770
Portland General Electric Co. (Electric)	1,350	49,154
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	675	19,238
Post Holdings, Inc.* (Food)	810	30,375
Potlatch Corp. (REIT)	810	35,632
Power Integrations, Inc. (Semiconductors)	540	27,194
PowerSecure International, Inc.* (Electrical Components & Equipment)	675	7,540
Pozen, Inc. (Pharmaceuticals)	810	7,347
Premiere Global Services, Inc.* (Telecommunications)	1,080	11,308
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	945	33,472
PRGX Global, Inc.* (Commercial Services)	945	4,999
Primerica, Inc. (Insurance)	945	48,336
Primoris Services Corp. (Pipelines)	810	23,263
PrivateBancorp, Inc. (Banks)	1,350	43,632
Procera Networks, Inc.* (Telecommunications)	675	5,056
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	1,890	9,129
Progress Software Corp.* (Software)	945	24,476
Proofpoint, Inc.* (Software)	675	29,727
PROS Holdings, Inc.* (Software)	540	15,109
Prosperity Bancshares, Inc. (Banks)	1,215	73,373
Prothena Corp. PLC* (Biotechnology)	540	11,842
Proto Labs, Inc.* (Miscellaneous Manufacturing)	405	26,475
Provident Financial Services, Inc. (Savings & Loans)	1,215	22,149
PTC Therapeutics, Inc.* (Biotechnology)	540	22,070
Puma Biotechnology, Inc.* (Biotechnology)	405	101,492
QLIK Technologies, Inc.* (Software)	1,620	45,927
QLogic Corp.* (Semiconductors)	1,755	20,727
Quad Graphics, Inc. (Commercial Services)	675	14,884
Quality Distribution, Inc.* (Transportation)	675	8,748
Quality Systems, Inc. (Software)	1,080	16,319
Qualys, Inc.* (Computers)	405	12,992
Quanex Building Products Corp. (Building Materials)	810	16,216
Quantum Corp.* (Computers)	6,345	8,122
Quicklogic Corp.* (Semiconductors)	1,620	4,666
Quicksilver Resources, Inc.* (Oil & Gas)	3,375	1,845
Quidel Corp.* (Healthcare - Products)	675	19,271
QuinStreet, Inc.* (Internet)	1,215	4,921
Radian Group, Inc. (Insurance)	3,375	56,869
Radio One, Inc.* - Class D (Media)	1,080	2,689
RadNet, Inc.* (Healthcare - Services)	945	8,789
RAIT Financial Trust (REIT)	1,755	12,864
Rally Software Development COR* (Software)	675	6,899
Rambus, Inc.* (Semiconductors)	2,160	24,732
Ramco-Gershenson Properties Trust (REIT)	1,350	23,598
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	1,350	12,974
Raven Industries, Inc. (Miscellaneous Manufacturing)	675	17,111
RBC Bearings, Inc. (Metal Fabricate/Hardware)	405	24,604
RealD, Inc.* (Computers)	945	10,697
RealNetworks, Inc.* (Internet)	810	5,589
RealPage, Inc.* (Software)	1,080	21,460
Redwood Trust, Inc. (REIT)	1,620	30,440
Regis Corp. (Retail)	945	16,046
Renasant Corp. (Banks)	675	20,351
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	810	8,529
Rent-A-Center, Inc. (Commercial Services)	945	29,267
Rentech, Inc.* (Chemicals)	5,130	8,157
Repligen Corp.* (Biotechnology)	675	17,024
Repros Therapeutics, Inc.* (Pharmaceuticals)	540	3,424
Republic Airways Holdings, Inc.* (Airlines)	1,080	13,522
Republic First Bancorp, Inc.* (Banks)	1,080	4,288
Resolute Energy Corp.* (Oil & Gas)	1,755	6,107
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,350	25,056
Resource Capital Corp. (REIT)	2,700	14,283
Resources Connection, Inc. (Commercial Services)	945	14,619
Restoration Hardware Holdings, Inc.* (Retail)	540	43,372
Retail Opportunity Investments Corp. (REIT)	1,485	24,265
Retailmenot, Inc.* (Internet)	675	14,216
Retrophin, Inc.* (Biotechnology)	675	6,534
Revolution Lighting Technologies, Inc.* (Electrical Components & Equipment)	1,890	3,270
Rex Energy Corp.* (Oil & Gas)	945	7,409
Rexford Industrial Realty, Inc. (REIT)	675	10,429
Rexnord Corp.* (Metal Fabricate/Hardware)	1,350	39,892
RF Micro Devices, Inc.* (Telecommunications)	5,130	66,740
Rigel Pharmaceuticals, Inc.* (Biotechnology)	2,295	4,544
Rightside Group, Ltd.* (Internet)	270	2,557
RingCentral, Inc.* - Class A (Internet)	675	8,870
RLI Corp. (Insurance)	810	40,168
RLJ Lodging Trust (REIT)	2,295	73,944
Roadrunner Transportation Systems, Inc.* (Transportation)	540	11,129
Rockwell Medical, Inc.* (Healthcare - Products)	945	8,240
Rofin-Sinar Technologies, Inc.* (Electronics)	675	15,113
Rosetta Resources, Inc.* (Oil & Gas)	1,080	41,072

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Rosetta Stone, Inc.* (Software)	675	$6,460
Roundy’s, Inc. (Retail)	1,215	4,095
Rouse Properties, Inc. (REIT)	810	14,750
RPX Corp.* (Commercial Services)	1,080	15,174
RSP Permian, Inc.* (Oil & Gas)	405	9,910
RTI Biologics, Inc.* (Biotechnology)	1,755	8,933
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	675	15,896
Rubicon Technology, Inc.* (Semiconductors)	810	3,588
Ruby Tuesday, Inc.* (Retail)	1,485	11,405
Ruckus Wireless, Inc.* (Telecommunications)	1,350	17,523
Rudolph Technologies, Inc.* (Semiconductors)	945	8,297
Rush Enterprises, Inc.* - Class A (Retail)	675	25,718
Ruth’s Hospitality Group, Inc. (Retail)	810	9,858
Ryman Hospitality Properties, Inc. (REIT)	810	39,974
S&T Bancorp, Inc. (Banks)	675	18,623
Sabra Health Care REIT, Inc. (REIT)	945	26,999
Safe Bulkers, Inc. (Transportation)	945	5,046
Safeguard Scientifics, Inc.* (Internet)	540	10,773
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	540	17,086
Saia, Inc.* (Transportation)	540	26,471
Sanchez Energy Corp.* (Oil & Gas)	810	13,827
Sanderson Farms, Inc. (Food)	405	34,012
Sandy Spring Bancorp, Inc. (Banks)	540	13,932
Sangamo Biosciences, Inc.* (Biotechnology)	1,350	16,389
Sanmina Corp.* (Electronics)	1,485	37,228
Sapiens International Corp. N.V.* (Software)	810	6,415
Sapient Corp.* (Internet)	2,160	37,410
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	810	13,098
ScanSource, Inc.* (Distribution/Wholesale)	540	20,617
Schnitzer Steel Industries, Inc. - Class A (Iron/Steel)	540	12,717
Scholastic Corp. (Media)	540	18,797
Schulman (A.), Inc. (Chemicals)	540	19,121
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	540	23,252
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	1,485	11,345
Science Applications International Corp. (Computers)	810	39,617
Scientific Games Corp.* - Class A (Entertainment)	1,080	12,712
Sciquest, Inc.* (Software)	675	10,064
Scorpio Bulkers, Inc.* (Transportation)	2,700	13,203
Scorpio Tankers, Inc. (Transportation)	3,645	31,821
SeaChange International, Inc.* (Software)	945	6,388
SEACOR Holdings, Inc.* (Oil & Gas Services)	405	33,392
Select Comfort Corp.* (Home Furnishings)	1,080	27,745
Select Income REIT (REIT)	675	16,544
Select Medical Holdings Corp. (Healthcare - Services)	1,485	21,413
Selective Insurance Group, Inc. (Insurance)	1,080	27,886
SemGroup Corp. - Class A (Pipelines)	810	62,168
Semtech Corp.* (Semiconductors)	1,215	30,837
Senomyx, Inc.* (Food)	1,080	8,554
Sensient Technologies Corp. (Chemicals)	945	55,926
Sequenom, Inc.* (Biotechnology)	2,835	9,270
ServiceSource International, Inc.* (Commercial Services)	1,755	6,704
SFX Entertainment, Inc.* (Commercial Services)	1,215	6,245
Shenandoah Telecommunications Co. (Telecommunications)	540	15,979
Ship Finance International, Ltd. (Transportation)	1,215	20,886
ShoreTel, Inc.* (Telecommunications)	1,485	12,014
Shutterfly, Inc.* (Internet)	675	28,235
Silicon Graphics International Corp.* (Computers)	945	8,203
Silicon Image, Inc.* (Semiconductors)	1,890	10,130
Silicon Laboratories, Inc.* (Semiconductors)	810	36,928
Silver Bay Realty Trust Corp. (REIT)	810	13,713
Silver Spring Networks, Inc.* (Computers)	810	7,760
Simpson Manufacturing Co., Inc. (Building Materials)	810	26,795
Sinclair Broadcast Group, Inc. - Class A (Media)	1,215	35,295
Sizmek, Inc.* (Advertising)	675	3,868
Skechers U.S.A., Inc.* - Class A (Apparel)	675	36,956
Skilled Healthcare Group, Inc.* - Class A (Healthcare - Services)	810	5,613
SkyWest, Inc. (Airlines)	1,080	12,442
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	1,080	10,973
Snyders-Lance, Inc. (Food)	945	28,152
Solazyme, Inc.* (Energy-Alternate Sources)	1,485	11,390
Sonic Automotive, Inc. - Class A (Retail)	810	20,161
Sonic Corp.* (Retail)	1,080	27,227
Sonus Networks, Inc.* (Telecommunications)	4,995	17,333
Sotheby’s - Class A (Commercial Services)	1,080	42,833
South Jersey Industries, Inc. (Gas)	675	39,582
South State Corp. (Banks)	405	24,425
Southwest Gas Corp. (Gas)	810	47,053
Sovran Self Storage, Inc. (REIT)	540	45,949
Spansion, Inc.* - Class A (Computers)	1,215	25,005
Spartan Motors, Inc. (Auto Parts & Equipment)	1,215	6,913
SpartanNash Co. (Food)	810	18,152
Spectranetics Corp.* (Healthcare - Products)	810	25,734
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	1,485	11,256

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Speed Commerce, Inc.* (Distribution/Wholesale)	1,755	$5,212
Spok Holdings, Inc. (Telecommunications)	540	8,770
Springleaf Holdings, Inc.* (Diversified Financial Services)	540	20,207
SS&C Technologies Holdings, Inc.* (Software)	1,215	58,708
St. Joe Co.* (Real Estate)	1,215	23,267
Staar Surgical Co.* (Healthcare - Products)	810	7,752
STAG Industrial, Inc. (REIT)	945	23,058
Stage Stores, Inc. (Retail)	675	11,387
Standard Pacific Corp.* (Home Builders)	2,835	20,979
Starwood Waypoint Residential Trust (REIT)	810	21,206
State Bank Financial Corp. (Banks)	675	12,096
Steelcase, Inc. - Class A (Office Furnishings)	1,620	28,706
Stein Mart, Inc. (Retail)	675	9,032
STERIS Corp. (Healthcare - Products)	1,080	66,743
Sterling Bancorp (Savings & Loans)	1,620	22,777
Steven Madden, Ltd.* (Apparel)	1,080	33,858
Stewart Information Services Corp. (Insurance)	405	14,305
Stifel Financial Corp.* (Diversified Financial Services)	1,215	57,724
Stillwater Mining Co.* (Mining)	2,160	28,361
Stone Energy Corp.* (Oil & Gas)	1,080	26,460
Stoneridge, Inc.* (Electronics)	810	10,522
Strategic Hotels & Resorts, Inc.* (REIT)	4,455	57,246
Summit Hotel Properties, Inc. (REIT)	1,755	20,428
Sun Bancorp, Inc.* (Banks)	270	5,454
Sun Communities, Inc. (REIT)	810	46,956
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	405	16,123
SunCoke Energy, Inc.* (Coal)	1,350	32,265
Sunesis Pharmaceuticals, Inc.* (Biotechnology)	1,350	2,295
Sunstone Hotel Investors, Inc. (REIT)	3,375	51,671
Super Micro Computer, Inc.* (Computers)	675	21,573
Superior Industries International, Inc. (Auto Parts & Equipment)	540	10,535
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	810	6,504
SUPERVALU, Inc.* (Food)	3,780	32,621
Susquehanna Bancshares, Inc. (Banks)	3,510	34,433
Swift Energy Co.* (Oil & Gas)	945	6,473
Swift Transportation Co.* (Transportation)	1,620	40,014
SWS Group, Inc.* (Diversified Financial Services)	945	6,984
Sykes Enterprises, Inc.* (Computers)	810	17,447
Symetra Financial Corp. (Insurance)	1,350	31,995
Symmetry Medical, Inc.* (Healthcare - Products)	945	9,356
Synageva BioPharma Corp.* (Biotechnology)	405	30,675
Synaptics, Inc.* (Computers)	675	46,189
Synchronoss Technologies, Inc.* (Software)	675	34,877
Synergy Pharmaceuticals, Inc. (Pharmaceuticals)	2,430	8,335
Synergy Resources Corp.* (Oil & Gas)	1,350	16,457
SYNNEX Corp. (Software)	540	37,357
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,755	5,195
Take-Two Interactive Software, Inc.* (Software)	1,755	46,420
TAL International Group, Inc. (Trucking & Leasing)	675	29,113
Taminco Corp.* (Chemicals)	675	17,476
Tangoe, Inc.* (Software)	810	11,883
TASER International, Inc.* (Electronics)	1,080	20,347
Team Health Holdings, Inc.* (Commercial Services)	1,215	75,986
Team, Inc.* (Commercial Services)	405	17,067
Teekay Tankers, Ltd. - Class A (Transportation)	1,755	7,441
TeleCommunication Systems, Inc.* - Class A (Internet)	1,755	5,054
Teledyne Technologies, Inc.* (Aerospace/Defense)	675	69,951
Telenav, Inc.* (Telecommunications)	945	6,823
Tenneco, Inc.* (Auto Parts & Equipment)	1,080	56,549
Terreno Realty Corp. (REIT)	675	14,216
Tesco Corp. (Oil & Gas Services)	675	12,852
Tessera Technologies, Inc. (Semiconductors)	1,080	32,821
TETRA Tech, Inc. (Environmental Control)	1,215	32,574
TETRA Technologies, Inc.* (Oil & Gas Services)	1,620	15,439
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	540	12,906
Texas Capital Bancshares, Inc.* (Banks)	810	49,532
Texas Roadhouse, Inc. - Class A (Retail)	1,350	38,975
Textainer Group Holdings, Ltd. (Trucking & Leasing)	405	13,948
TG Therapeutics, Inc.* (Pharmaceuticals)	675	7,418
The Andersons, Inc. (Agriculture)	540	34,414
The Brink’s Co. (Commercial Services)	945	19,845
The Buckle, Inc. (Retail)	540	26,638
The Cato Corp. - Class A (Retail)	540	19,262
The Cheesecake Factory, Inc. (Retail)	945	43,413
The Children’s Place Retail Stores, Inc. (Retail)	405	19,946
The Corporate Executive Board Co. (Commercial Services)	675	49,748
The Ensign Group, Inc. (Healthcare - Services)	405	15,682
The Finish Line, Inc. - Class A (Retail)	945	25,014
The Fresh Market, Inc.* (Food)	810	29,735
The Geo Group, Inc. (REIT)	1,350	53,918
The Greenbrier Cos., Inc. (Trucking & Leasing)	540	33,772
The KEYW Holding Corp.* (Computers)	810	8,222

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The McClatchy Co.* - Class A (Media)	1,620	$5,767
The Medicines Co.* (Biotechnology)	1,215	30,764
The Men’s Wearhouse, Inc. (Retail)	810	38,094
The New York Times Co. - Class A (Media)	2,565	32,935
The Pantry, Inc.* (Retail)	540	13,916
The Pep Boys - Manny, Moe & Jack* (Retail)	1,215	11,579
The Ryland Group, Inc. (Home Builders)	810	29,007
The Ultimate Software Group, Inc.* (Software)	540	81,275
TherapeuticsMD, Inc.* (Pharmaceuticals)	2,295	10,190
Theravance Biopharma, Inc.* (Biotechnology)	540	9,882
Theravance, Inc. (Biotechnology)	1,485	23,790
Thermon Group Holdings, Inc.* (Oil & Gas Services)	675	16,450
Third Point Reinsurance, Ltd.* (Insurance)	1,215	18,590
Thoratec Corp.* (Healthcare - Products)	1,080	29,354
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,755	5,142
Tile Shop Holdings, Inc.* (Retail)	675	5,812
Time, Inc.* (Media)	2,025	45,745
Titan International, Inc. (Auto Parts & Equipment)	945	9,979
TiVo, Inc.* (Home Furnishings)	2,160	28,188
Tornier N.V.* (Healthcare - Products)	675	18,866
Tower International, Inc.* (Auto Parts & Equipment)	405	9,842
TowneBank (Banks)	675	10,233
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	675	5,569
TransEnterix, Inc.* (Healthcare - Products)	1,080	4,428
Tredegar Corp. (Miscellaneous Manufacturing)	540	10,271
TreeHouse Foods, Inc.* (Food)	675	57,490
Tremor Video, Inc.* (Advertising)	1,215	2,855
Trex Co., Inc.* (Building Materials)	675	29,024
Triangle Petroleum Corp.* (Oil & Gas)	1,485	11,509
TriMas Corp.* (Miscellaneous Manufacturing)	810	25,645
Triple-S Management Corp.* (Healthcare - Services)	540	11,956
TriQuint Semiconductor, Inc.* (Semiconductors)	3,105	67,161
Tristate Capital Holdings, Inc.* (Banks)	540	5,265
Tronox, Ltd. (Chemicals)	1,215	29,379
TrueBlue, Inc.* (Commercial Services)	810	20,023
Trulia, Inc.* (Internet)	675	31,488
TrustCo Bank Corp. (Banks)	2,025	14,783
Trustmark Corp. (Banks)	1,215	29,561
TTM Technologies, Inc.* (Electronics)	1,350	9,329
Tuesday Morning Corp.* (Retail)	945	19,269
Tumi Holdings, Inc.* (Household Products/Wares)	945	19,628
Tutor Perini Corp.* (Engineering & Construction)	675	18,907
Tyler Technologies, Inc.* (Software)	540	60,437
U.S. Silica Holdings, Inc. (Mining)	945	42,432
Ubiquiti Networks, Inc. (Telecommunications)	540	19,316
UIL Holdings Corp. (Electric)	1,080	44,431
Ultra Clean Holdings, Inc.* (Semiconductors)	810	7,112
Ultrapetrol Bahamas, Ltd.* (Transportation)	1,350	4,064
Ultratech Stepper, Inc.* (Semiconductors)	675	12,913
UMB Financial Corp. (Banks)	675	40,217
Umpqua Holdings Corp. (Banks)	2,970	52,271
Unilife Corp.* (Healthcare - Products)	2,835	10,404
Union Bankshares Corp. (Banks)	945	21,243
Unisys Corp.* (Computers)	945	24,230
United Bankshares, Inc. (Banks)	1,215	41,650
United Community Banks, Inc. (Banks)	1,080	19,472
United Community Financial Corp. (Savings & Loans)	1,620	8,294
United Financial Bancorp, Inc. (Savings & Loans)	1,080	15,152
United Fire Group, Inc. (Insurance)	405	13,154
United Natural Foods, Inc.* (Food)	945	64,279
United Stationers, Inc. (Distribution/Wholesale)	810	33,834
Universal American Corp.* (Healthcare - Services)	1,080	10,066
Universal Corp. (Agriculture)	405	18,023
Universal Display Corp.* (Electrical Components & Equipment)	810	25,336
Universal Forest Products, Inc. (Building Materials)	405	20,238
Universal Insurance Holdings, Inc. (Insurance)	810	14,175
Universal Technical Institute, Inc. (Commercial Services)	675	8,039
Unwired Planet, Inc.* (Internet)	3,105	4,813
Urstadt Biddle Properties - Class A (REIT)	540	11,680
US Ecology, Inc. (Environmental Control)	405	20,363
UTI Worldwide, Inc.* (Transportation)	1,890	20,658
VAALCO Energy, Inc.* (Oil & Gas)	1,350	10,017
Vail Resorts, Inc. (Entertainment)	675	58,292
Valley National Bancorp (Banks)	3,645	36,377
ValueVision Media, Inc.* - Class A (Advertising)	1,350	7,641
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	810	9,728
Vantage Drilling Co.* (Oil & Gas)	5,130	4,963
VASCO Data Security International, Inc.* (Internet)	810	20,509
Vector Group, Ltd. (Agriculture)	1,215	27,143
Veeco Instruments, Inc.* (Semiconductors)	810	29,152
Vera Bradley, Inc.* (Retail)	540	12,312
Verastem, Inc.* (Biotechnology)	675	6,406
Verint Systems, Inc.* (Software)	945	54,327
Viad Corp. (Commercial Services)	540	13,775
ViaSat, Inc.* (Telecommunications)	810	50,738
ViewPoint Financial Group, Inc. (Banks)	810	22,088
Violin Memory, Inc.* (Computers)	2,025	9,801

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
VirnetX Holding Corp.* (Internet)	945	$5,547
Virtusa Corp.* (Computers)	540	22,129
VistaPrint N.V.* (Commercial Services)	675	45,131
Vitamin Shoppe, Inc.* (Retail)	540	25,342
Vitesse Semiconductor Corp.* (Semiconductors)	1,755	6,107
VIVUS, Inc.* (Pharmaceuticals)	2,160	7,322
Vocera Communications, Inc.* (Computers)	675	6,986
Volcano Corp.* (Healthcare - Products)	1,080	10,930
Vonage Holdings Corp.* (Telecommunications)	3,780	13,154
Vringo, Inc.* (Telecommunications)	2,160	2,225
W&T Offshore, Inc. (Oil & Gas)	810	7,363
Wabash National Corp.* (Auto Manufacturers)	1,350	13,905
WageWorks, Inc.* (Diversified Financial Services)	675	38,482
Walter Energy, Inc. (Coal)	1,620	3,904
Walter Investment Management Corp.* (Diversified Financial Services)	675	15,336
Warren Resources, Inc.* (Oil & Gas)	1,755	6,072
Washington Federal, Inc. (Savings & Loans)	1,890	41,258
Washington REIT (REIT)	1,215	34,336
Waterstone Financial, Inc. (Savings & Loans)	810	9,914
Watsco, Inc. (Distribution/Wholesale)	405	41,156
Watts Water Technologies, Inc. - Class A (Electronics)	540	32,740
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	945	9,346
Web.com Group, Inc.* (Internet)	945	19,401
WebMD Health Corp.* (Internet)	675	28,808
Webster Financial Corp. (Banks)	1,620	50,771
Weight Watchers International, Inc.* (Commercial Services)	675	17,584
WellCare Health Plans, Inc.* (Healthcare - Services)	810	54,974
Werner Enterprises, Inc. (Transportation)	810	22,307
WesBanco, Inc. (Banks)	540	18,608
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	1,080	19,170
West Corp. (Telecommunications)	810	25,919
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,215	62,269
Westamerica Bancorp (Banks)	540	26,644
Western Alliance Bancorp* (Banks)	1,350	35,937
Western Asset Mortgage Capital Corp. (REIT)	945	14,194
Western Refining, Inc. (Oil & Gas)	945	43,082
WEX, Inc.* (Commercial Services)	675	76,652
WGL Holdings, Inc. (Gas)	945	44,415
Whitestone REIT (REIT)	540	8,100
Willbros Group, Inc.* (Oil & Gas Services)	945	5,547
Wilshire Bancorp, Inc. (Banks)	1,485	14,702
Winnebago Industries, Inc.* (Home Builders)	540	11,453
Wintrust Financial Corp. (Banks)	810	37,519
WisdomTree Investments, Inc.* (Diversified Financial Services)	2,025	29,869
Wolverine World Wide, Inc. (Apparel)	1,890	51,295
Woodward, Inc. (Electronics)	1,215	62,220
World Wrestling Entertainment, Inc. - Class A (Media)	810	10,004
Worthington Industries, Inc. (Metal Fabricate/Hardware)	945	36,524
Wright Medical Group, Inc.* (Healthcare - Products)	945	29,881
Xcerra Corp.* (Semiconductors)	1,215	10,315
Xenoport, Inc.* (Pharmaceuticals)	1,620	10,984
XO Group, Inc.* (Internet)	675	8,593
Xoma Corp.* (Biotechnology)	2,160	9,266
Xoom Corp.* (Commercial Services)	675	10,193
XPO Logistics, Inc.* (Transportation)	945	37,724
YRC Worldwide, Inc.* (Transportation)	675	14,472
Zeltiq Aesthetics, Inc.* (Healthcare - Products)	1,215	31,152
Zep, Inc. (Chemicals)	540	8,672
ZIOPHARM Oncology, Inc.* (Biotechnology)	1,620	5,378
Zix Corp.* (Internet)	2,295	7,574
Zoe’s Kitchen, Inc.* (Retail)	540	19,688
Zumiez, Inc.* (Retail)	2,430	81,112
TOTAL COMMON STOCKS (Cost $19,300,885)		28,689,444
Contingent Rights (NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	2,635	—
Leap Wireless International, Inc.*+(b) (Telecommunications)	1,900	4,788
Trius Therapeutics, Inc.*+(a) (Biotechnology)	1,015	—
TOTAL CONTINGENT RIGHTS (Cost $4,788)		4,788
Warrant ( 0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	406	—
TOTAL WARRANT (Cost $—)		—

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(c)(d)(24.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $10,019,029	$10,019,000	$10,019,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,019,000)		10,019,000

TOTAL INVESTMENT SECURITIES (Cost $29,324,673) - 95.7%		38,713,232
Net other assets (liabilities) - 4.3%		1,741,869

NET ASSETS - 100.0%		$40,455,101

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of October 31, 2014, these securities represented less than 0.005% of the net assets of the fund.
*	Non-income producing security
(a)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(b)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $5,931,000.

(d)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	49	12/22/14	$5,734,470	$195,671

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

iShares Russell 2000 ETF	Goldman Sachs International	11/28/14	(0.48)%	$7,696,952	$317,039
Russell 2000 Index	Goldman Sachs International	11/28/14	(0.28)%	17,370,570	827,567
				25,067,522	$1,144,606

iShares Russell 2000 ETF	UBS AG	11/28/14	(0.18)%	5,665,461	251,620
Russell 2000 Index	UBS AG	11/28/14	(0.03)%	15,879,698	681,029
				21,545,159	932,649
				$46,612,681	$2,077,255

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraSmall-Cap ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$52,335	0.1%
Aerospace/Defense	438,882	1.1%
Agriculture	88,625	0.2%
Airlines	93,760	0.2%
Apparel	175,015	0.4%
Auto Manufacturers	13,905	NM
Auto Parts & Equipment	337,619	0.8%
Banks	1,859,190	4.5%
Biotechnology	1,040,362	2.6%
Building Materials	345,925	0.9%
Chemicals	605,927	1.5%
Coal	69,332	0.2%
Commercial Services	1,634,058	3.9%
Computers	685,234	1.7%
Cosmetics/Personal Care	8,856	NM
Distribution/Wholesale	239,310	0.6%
Diversified Financial Services	723,365	1.8%
Electric	619,168	1.5%
Electrical Components & Equipment	303,095	0.7%
Electronics	561,765	1.4%
Energy-Alternate Sources	122,275	0.3%
Engineering & Construction	196,132	0.5%
Entertainment	254,224	0.6%
Environmental Control	157,606	0.4%
Food	432,721	1.1%
Forest Products & Paper	149,831	0.4%
Gas	325,207	0.8%
Hand/Machine Tools	35,286	0.1%
Healthcare - Products	1,111,111	2.7%
Healthcare - Services	469,002	1.2%
Holding Companies - Diversified	37,155	0.1%
Home Builders	162,509	0.4%
Home Furnishings	142,335	0.4%
Household Products/Wares	82,303	0.2%
Housewares	15,525	NM
Insurance	823,639	2.0%
Internet	669,322	1.7%
Investment Companies	30,715	0.1%
Iron/Steel	70,502	0.2%
Leisure Time	195,683	0.5%
Lodging	80,374	0.2%
Machinery - Construction & Mining	31,034	0.1%
Machinery-Diversified	185,934	0.5%
Media	348,589	0.9%
Metal Fabricate/Hardware	224,236	0.6%
Mining	221,404	0.5%
Miscellaneous Manufacturing	481,480	1.2%
Multi-National	22,707	0.1%
Office Furnishings	141,489	0.3%
Oil & Gas	716,315	1.8%
Oil & Gas Services	366,228	0.9%
Packaging & Containers	112,567	0.3%
Pharmaceuticals	1,048,773	2.6%
Pipelines	85,431	0.2%
Real Estate	158,128	0.4%
Real Estate Investment Trusts (REITs)	31,755	0.1%
REIT	2,660,983	6.5%
Retail	1,600,278	4.0%
Savings & Loans	447,899	1.1%
Semiconductors	1,085,377	2.7%
Software	1,483,452	3.7%
Storage/Warehousing	54,672	0.1%
Telecommunications	974,878	2.4%
Toys/Games/Hobbies	7,900	NM
Transportation	601,191	1.5%
Trucking & Leasing	76,833	0.2%
Water	65,514	0.2%

See accompanying notes to schedules of portfolio investments.

	Value	% of Net Assets
Other **	11,760,869	29.1%
Total	$40,455,101	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

UltraDow 30 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (52.7%)
3M Co. (Miscellaneous Manufacturing)	5,488	$843,890
American Express Co. (Diversified Financial Services)	5,488	493,646
AT&T, Inc. (Telecommunications)	5,488	191,202
Boeing Co. (Aerospace/Defense)	5,488	685,506
Caterpillar, Inc. (Machinery - Construction & Mining)	5,488	556,538
Chevron Corp. (Oil & Gas)	5,488	658,286
Cisco Systems, Inc. (Telecommunications)	5,488	134,291
Coca-Cola Co. (Beverages)	5,488	229,837
E.I. du Pont de Nemours & Co. (Chemicals)	5,488	379,495
Exxon Mobil Corp. (Oil & Gas)	5,488	530,744
General Electric Co. (Miscellaneous Manufacturing)	5,488	141,645
Intel Corp. (Semiconductors)	5,488	186,647
International Business Machines Corp. (Computers)	5,488	902,227
J.P. Morgan Chase & Co. (Banks)	5,488	331,914
Johnson & Johnson (Pharmaceuticals)	5,488	591,496
McDonald’s Corp. (Retail)	5,488	514,390
Merck & Co., Inc. (Pharmaceuticals)	5,488	317,975
Microsoft Corp. (Software)	5,488	257,662
NIKE, Inc. - Class B (Apparel)	5,488	510,219
Pfizer, Inc. (Pharmaceuticals)	5,488	164,366
Procter & Gamble Co. (Cosmetics/Personal Care)	5,488	478,938
The Goldman Sachs Group, Inc. (Banks)	5,488	1,042,665
The Home Depot, Inc. (Retail)	5,488	535,191
The Travelers Cos., Inc. (Insurance)	5,488	553,190
United Technologies Corp. (Aerospace/Defense)	5,488	587,216
UnitedHealth Group, Inc. (Healthcare - Services)	5,488	521,415
Verizon Communications, Inc. (Telecommunications)	5,488	275,772
Visa, Inc. - Class A (Diversified Financial Services)	5,488	1,324,968
Wal-Mart Stores, Inc. (Retail)	5,488	418,570
Walt Disney Co. (Media)	5,488	501,493
TOTAL COMMON STOCKS (Cost $8,903,148)		14,861,394

	Principal Amount	Value
Repurchase Agreements(a)(b)(40.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $11,455,033	$11,455,000	$11,455,000

TOTAL REPURCHASE AGREEMENTS (Cost $11,455,000)		11,455,000

TOTAL INVESTMENT SECURITIES (Cost $20,358,148) - 93.3%		26,316,394
Net other assets (liabilities) - 6.7%		1,899,633

NET ASSETS - 100.0%		$28,216,027

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $4,878,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	47	12/22/14	$4,066,910	$165,439

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	11/28/14	0.72%	$12,157,565	$347,819
SPDR Dow Jones Industrial Average ETF	Goldman Sachs International	11/28/14	0.54%	5,101,155	158,239
				17,258,720	$506,058

Dow Jones Industrial Average	UBS AG	11/28/14	0.47%	11,499,207	394,097
SPDR Dow Jones Industrial Average ETF	UBS AG	11/28/14	0.42%	8,782,309	281,596
				20,281,516	675,693

				$37,540,236	$1,181,751

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraDow 30 ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$1,272,722	4.5%
Apparel	510,219	1.8%
Banks	1,374,579	4.9%
Beverages	229,837	0.8%
Chemicals	379,495	1.3%
Computers	902,227	3.2%
Cosmetics/Personal Care	478,938	1.7%
Diversified Financial Services	1,818,614	6.5%
Healthcare - Services	521,415	1.8%
Insurance	553,190	2.0%
Machinery - Construction & Mining	556,538	2.0%
Media	501,493	1.8%
Miscellaneous Manufacturing	985,535	3.5%
Oil & Gas	1,189,030	4.2%
Pharmaceuticals	1,073,837	3.8%
Retail	1,468,151	5.2%
Semiconductors	186,647	0.7%
Software	257,662	0.9%
Telecommunications	601,265	2.1%
Other **	13,354,633	47.3%
Total	$28,216,027	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraNASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (63.5%)
Activision Blizzard, Inc. (Software)	22,200	$442,890
Adobe Systems, Inc.* (Software)	15,392	1,079,287
Akamai Technologies, Inc.* (Software)	5,476	330,203
Alexion Pharmaceuticals, Inc.* (Biotechnology)	6,068	1,161,172
Altera Corp. (Semiconductors)	9,620	330,639
Amazon.com, Inc.* (Internet)	14,356	4,385,185
Amgen, Inc. (Biotechnology)	23,532	3,816,420
Analog Devices, Inc. (Semiconductors)	9,768	484,688
Apple Computer, Inc. (Computers)	185,148	19,995,984
Applied Materials, Inc. (Semiconductors)	37,740	833,677
Autodesk, Inc.* (Software)	7,104	408,764
Automatic Data Processing, Inc. (Commercial Services)	14,948	1,222,447
Avago Technologies, Ltd. (Semiconductors)	7,844	676,545
Baidu, Inc.*ADR (Internet)	8,584	2,049,602
Bed Bath & Beyond, Inc.* (Retail)	6,216	418,585
Biogen Idec, Inc.* (Biotechnology)	7,252	2,328,472
Broadcom Corp. - Class A (Semiconductors)	16,724	700,401
C.H. Robinson Worldwide, Inc. (Transportation)	4,588	317,535
CA, Inc. (Software)	13,764	399,982
Catamaran Corp.* (Pharmaceuticals)	6,364	303,372
Celgene Corp.* (Biotechnology)	24,716	2,646,836
Cerner Corp.* (Software)	10,508	665,577
Charter Communications, Inc.* - Class A (Media)	3,404	539,160
Check Point Software Technologies, Ltd.* (Software)	5,920	439,560
Cisco Systems, Inc. (Telecommunications)	158,508	3,878,691
Citrix Systems, Inc.* (Software)	5,032	323,205
Cognizant Technology Solutions Corp.* (Computers)	18,796	918,185
Comcast Corp. - Class A (Media)	66,452	3,678,117
Costco Wholesale Corp. (Retail)	13,616	1,815,966
DIRECTV* - Class A (Media)	15,540	1,348,717
Discovery Communications, Inc.* - Class C (Media)	4,736	165,713
Discovery Communications, Inc.* - Class A (Media)	4,588	162,186
DISH Network Corp.* - Class A (Media)	6,808	433,329
Dollar Tree, Inc.* (Retail)	6,364	385,467
eBay, Inc.* (Internet)	38,332	2,012,430
Equinix, Inc. (Internet)	1,628	340,089
Expedia, Inc. (Internet)	3,552	301,813
Expeditors International of Washington, Inc. (Transportation)	6,068	258,861
Express Scripts Holding Co.* (Pharmaceuticals)	23,088	1,773,620
F5 Networks, Inc.* (Internet)	2,220	273,016
Facebook, Inc.* - Class A (Internet)	69,116	5,183,009
Fastenal Co. (Distribution/Wholesale)	9,176	404,111
Fiserv, Inc.* (Software)	7,696	534,718
Garmin, Ltd. (Electronics)	5,920	328,442
Gilead Sciences, Inc.* (Biotechnology)	46,768	5,238,017
Google, Inc.* - Class C (Internet)	10,508	5,874,812
Google, Inc.* - Class A (Internet)	8,732	4,958,640
Henry Schein, Inc.* (Healthcare - Products)	2,664	319,760
Illumina, Inc.* (Biotechnology)	4,292	826,553
Intel Corp. (Semiconductors)	153,180	5,209,651
Intuit, Inc. (Software)	8,732	768,503
Intuitive Surgical, Inc.* (Healthcare - Products)	1,184	587,027
Keurig Green Mountain, Inc. (Beverages)	5,032	763,606
KLA-Tencor Corp. (Semiconductors)	5,180	409,997
Kraft Foods Group, Inc. (Food)	18,352	1,034,135
Liberty Global PLC* - Class A (Media)	6,660	302,830
Liberty Media Corp.* - Class C (Media)	7,104	340,495
Liberty Media Corp.* (Media)	3,256	156,353
Liberty Media Holding Corp.-Interactive Series A* (Internet)	14,060	367,528
Liberty Ventures* (Internet)	1,924	67,532
Linear Technology Corp. (Semiconductors)	7,400	317,016
Marriott International, Inc. - Class A (Lodging)	9,028	683,871
Mattel, Inc. (Toys/Games/Hobbies)	10,508	326,484
Maxim Integrated Products, Inc. (Semiconductors)	8,732	256,197
Micron Technology, Inc.* (Semiconductors)	33,152	1,097,000
Microsoft Corp. (Software)	254,856	11,965,490
Mondelez International, Inc. - Class A (Food)	52,096	1,836,905
Monster Beverage Corp.* (Beverages)	5,180	522,558
Mylan Laboratories, Inc.* (Pharmaceuticals)	11,544	618,181
NetApp, Inc. (Computers)	9,916	424,405
Netflix, Inc.* (Internet)	1,924	755,689
NVIDIA Corp. (Semiconductors)	16,724	326,787
NXP Semiconductors N.V.* (Semiconductors)	7,400	508,084
O’Reilly Automotive, Inc.* (Retail)	3,256	572,666
PACCAR, Inc. (Auto Manufacturers)	10,952	715,385
Paychex, Inc. (Software)	11,248	527,981
Priceline.com, Inc.* (Internet)	1,628	1,963,710
Qualcomm, Inc. (Semiconductors)	51,800	4,066,818
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	3,108	1,223,682
Ross Stores, Inc. (Retail)	6,512	525,649
SanDisk Corp. (Computers)	6,956	654,838
SBA Communications Corp.* - Class A (Telecommunications)	3,996	448,871
Seagate Technology PLC (Computers)	10,064	632,321
Sigma-Aldrich Corp. (Chemicals)	3,700	502,867
Sirius XM Holdings, Inc.* (Media)	175,380	601,553
Staples, Inc. (Retail)	19,980	253,346
Starbucks Corp. (Retail)	23,236	1,755,713

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Stericycle, Inc.* (Environmental Control)	2,664	$335,664
Symantec Corp. (Internet)	21,312	528,964
Tesla Motors, Inc.* (Auto Manufacturers)	3,848	930,062
Texas Instruments, Inc. (Semiconductors)	33,004	1,638,979
Tractor Supply Co. (Retail)	4,292	314,260
TripAdvisor, Inc.* (Internet)	3,996	354,285
Twenty-First Century Fox, Inc. - Class A (Media)	43,068	1,484,985
Verisk Analytics, Inc.* - Class A (Commercial Services)	5,180	322,973
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,400	833,536
Viacom, Inc. - Class B (Media)	11,544	839,018
VimpelCom, Ltd.ADR (Telecommunications)	51,060	330,869
Vodafone Group PLCADR (Telecommunications)	15,540	516,239
Western Digital Corp. (Computers)	7,252	713,379
Whole Foods Market, Inc. (Food)	11,100	436,563
Wynn Resorts, Ltd. (Lodging)	3,108	590,551
Xilinx, Inc. (Semiconductors)	8,288	368,650
Yahoo!, Inc.* (Internet)	30,784	1,417,603
TOTAL COMMON STOCKS (Cost $55,127,184)		143,762,754

	Principal Amount	Value
Repurchase Agreements(a)(b)(33.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $76,378,220	$76,378,000	$76,378,000

TOTAL REPURCHASE AGREEMENTS (Cost $76,378,000)		76,378,000

TOTAL INVESTMENT SECURITIES (Cost $131,505,184) - 97.3%		220,140,754
Net other assets (liabilities) - 2.7%		6,026,405

NET ASSETS - 100.0%		$226,167,159

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $34,988,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	380	12/22/14	$31,540,000	$771,603

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/28/14	0.62%	$101,568,290	$2,703,118
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	11/28/14	0.42%	55,647,359	1,409,515
				157,215,649	$4,112,633
NASDAQ-100 Index	UBS AG	11/28/14	0.47%	83,349,344	2,275,128
PowerShares QQQ Trust, Series 1 ETF	UBS AG	11/28/14	0.42%	36,538,253	974,676
				119,887,597	3,249,804
				$277,103,246	$7,362,437

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraNASDAQ-100 ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Auto Manufacturers	$1,645,446	0.7%
Beverages	1,286,164	0.6%
Biotechnology	18,074,688	8.0%
Chemicals	502,867	0.2%
Commercial Services	1,545,420	0.7%
Computers	23,339,112	10.3%
Distribution/Wholesale	404,111	0.2%
Electronics	328,442	0.1%
Environmental Control	335,664	0.1%
Food	3,307,603	1.5%
Healthcare - Products	906,787	0.4%
Internet	30,833,909	13.6%
Lodging	1,274,422	0.6%
Media	10,052,456	4.4%
Pharmaceuticals	2,695,173	1.2%
Retail	6,041,652	2.7%
Semiconductors	17,225,129	7.6%
Software	17,886,160	7.9%
Telecommunications	5,174,669	2.3%
Toys/Games/Hobbies	326,484	0.1%
Transportation	576,396	0.3%
Other **	82,404,405	36.5%
Total	$226,167,159	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraInternational ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(93.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $5,267,015	$5,267,000	$5,267,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,267,000)		5,267,000

TOTAL INVESTMENT SECURITIES (Cost $5,267,000) - 93.8%		5,267,000
Net other assets (liabilities) - 6.2%		349,083

NET ASSETS - 100.0%		$5,616,083

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $370,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	11/28/14	0.42%	$145,367	$4,349
MSCI EAFE Index	UBS AG	11/28/14	0.92%	11,085,669	319,541
				$11,231,036	$323,890

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraEmerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (67.0%)
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	18,515	$114,238
Ambev S.A.ADR (Beverages)	68,103	454,927
America Movil S.A.B. de C.V.ADR (Telecommunications)	27,692	675,961
AngloGold Ashanti, Ltd.*ADR (Mining)	5,957	49,264
Baidu, Inc.*ADR (Internet)	4,025	961,049
Bancolombia S.A.ADR (Banks)	1,610	91,078
BRF-Brazil Foods S.A.ADR (Food)	9,982	260,031
Cemex S.A.B. de C.V.*ADR (Building Materials)	18,193	223,774
China Life Insurance Co., Ltd.ADR (Insurance)	7,406	331,419
China Mobile, Ltd.ADR (Telecommunications)	16,261	1,009,645
China Petroleum and Chemical Corp.ADR (Oil & Gas)	3,864	336,091
China Telecom Corp., Ltd.ADR (Telecommunications)	2,093	133,073
China Unicom, Ltd.ADR (Telecommunications)	6,762	101,295
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	5,635	170,966
CNOOC, Ltd.ADR (Oil & Gas)	2,415	377,634
Ctrip.com International, Ltd.*ADR (Internet)	1,932	112,636
Ecopetrol S.A.ADR (Oil & Gas)	3,703	99,240
Embraer S.A.ADR (Aerospace/Defense)	2,415	93,316
Enersis S.A.ADR (Electric)	5,796	91,519
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	1,932	185,936
Grupo Televisa S.A.ADR (Media)	6,440	232,742
HDFC Bank, Ltd.ADR (Banks)	5,796	303,884
ICICI Bank, Ltd.ADR (Banks)	4,186	235,923
Infosys Technologies, Ltd.ADR (Computers)	7,245	484,401
KB Financial Group, Inc.ADR (Diversified Financial Services)	5,796	224,305
Korea Electric Power Corp.ADR (Electric)	7,728	168,934
LG Display Co., Ltd.*ADR (Electronics)	6,601	99,147
Mobile TeleSystemsADR (Telecommunications)	7,567	108,208
Netease.com, Inc.ADR (Internet)	1,127	106,749
PetroChina Co., Ltd.ADR (Oil & Gas)	3,220	404,109
Petroleo Brasileiro S.A.ADR (Oil & Gas)	22,218	259,951
Philippine Long Distance Telephone Co.ADR (Telecommunications)	1,127	79,037
POSCOADR (Iron/Steel)	4,830	345,635
PT Telekomunikasi IndonesiaADR (Telecommunications)	3,703	167,931
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	1,127	82,248
Sasol, Ltd.ADR (Chemicals)	7,406	371,708
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	7,084	333,444
SK Telecom Co., Ltd.ADR (Telecommunications)	5,313	147,648
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	55,867	1,230,190
Tata Motors, Ltd.ADR (Auto Manufacturers)	2,737	128,913
Ultrapar Participacoes S.A.ADR (Chemicals)	6,440	139,748
Vale S.A.ADR (Iron/Steel)	22,057	222,555
Wipro, Ltd.ADR (Computers)	8,855	108,031
YPF S.A.ADR (Oil & Gas)	2,898	101,923
TOTAL COMMON STOCKS (Cost $7,856,944)		11,960,456

Preferred Stocks (10.6%)
Banco Bradesco S.A.ADR (Banks)	31,395	470,297
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	2,415	100,947
Itau Unibanco Holding S.A.ADR (Banks)	41,216	608,348
Petroleo Brasileiro S.A.ADR (Oil & Gas)	30,590	374,116
Telefonica Brasil S.A.ADR (Telecommunications)	3,864	78,980
Vale S.A.ADR (Iron/Steel)	30,268	265,148
TOTAL PREFERRED STOCKS (Cost $1,689,405)		1,897,836

	Principal Amount	Value
Repurchase Agreements(a)(b)(17.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $3,181,009	$3,181,000	$3,181,000

TOTAL REPURCHASE AGREEMENTS (Cost $3,181,000)		3,181,000

TOTAL INVESTMENT SECURITIES (Cost $12,727,349) - 95.4%		17,039,292
Net other assets (liabilities) - 4.6%		815,054

NET ASSETS - 100.0%		$17,854,346

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $798,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	11/28/14	0.57%	$12,748,580	$582,024
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	11/28/14	0.37%	9,083,144	346,604
				$21,831,724	$928,628

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraEmerging Markets ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$93,316	0.5%
Auto Manufacturers	128,913	0.7%
Banks	1,709,529	9.6%
Beverages	640,864	3.6%
Building Materials	223,774	1.3%
Chemicals	511,455	2.9%
Computers	592,432	3.3%
Diversified Financial Services	557,749	3.1%
Electric	260,453	1.5%
Electronics	99,147	0.6%
Food	360,978	2.0%
Insurance	331,419	1.9%
Internet	1,262,683	7.1%
Iron/Steel	833,338	4.7%
Media	232,742	1.3%
Mining	49,264	0.3%
Oil & Gas	1,953,063	10.8%
Semiconductors	1,344,429	7.5%
Telecommunications	2,672,744	14.9%
Other **	3,996,054	22.4%
Total	$17,854,346	100.0%

UltraEmerging Markets ProFund invested in securities with exposure to the following countries as of October 31, 2014:

	Value	% of Net Assets
Argentina	$101,923	0.6%
Brazil	3,328,363	18.6%
Chile	91,519	0.5%
China	3,955,948	22.1%
Colombia	190,318	1.1%
India	1,261,152	7.1%
Indonesia	167,931	0.9%
Korea, Republic Of	1.319,113	7.4%
Mexico	1,318,413	7.4%
Philippines	79,037	0.4%
Russia	108,208	0.6%
South Africa	420,972	2.4%
Taiwan	1,515,395	8.5%
Other**	3,996,054	22.4%
Total	$17,854,346	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraLatin America ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (60.6%)
Ambev S.A.ADR (Beverages)	147,600	$985,969
America Movil S.A.B. de C.V.ADR (Telecommunications)	17,550	428,396
Banco De ChileADR (Banks)	1,800	133,200
Banco Santander Brasil S.A.ADR (Banks)	30,420	166,702
Banco Santander Chile S.A.ADR (Banks)	9,630	204,060
Bancolombia S.A.ADR (Banks)	7,020	397,121
BRF-Brazil Foods S.A.ADR (Food)	35,100	914,355
Cemex S.A.B. de C.V.*ADR (Building Materials)	21,780	267,894
Cencosud S.A.ADR (Food)	18,990	171,480
Coca-Cola Femsa S.A.B. de C.V. (Femsa)ADR (Beverages)	2,340	247,572
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)ADR (Water)	19,440	150,854
Companhia Siderurgica Nacional S.A. (CSN)ADR (Iron/Steel)	39,870	130,774
CPFL Energia S.A.ADR (Electric)	10,710	159,579
Ecopetrol S.A.ADR (Oil & Gas)	11,250	301,500
Embraer S.A.ADR (Aerospace/Defense)	6,840	264,298
Empresa Nacional de Electricidad S.A. (Endesa-Chile)ADR (Electric)	4,860	226,865
Enersis S.A.ADR (Electric)	17,280	272,850
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA)ADR (Beverages)	4,860	467,726
Grupo Aeroportuario del Sureste, S.A.B. de C.V.ADR (Engineering & Construction)	990	133,333
Grupo Financiero Santander Mexico S.A.B. de C.V.ADR (Banks)	13,320	177,156
Grupo Televisa S.A.ADR (Media)	14,400	520,416
Latam Airlines Group S.A.*ADR (Airlines)	21,780	265,716
Petroleo Brasileiro S.A.ADR (Oil & Gas)	29,790	348,543
Tim Participacoes S.A.ADR (Telecommunications)	6,120	168,422
Ultrapar Participacoes S.A.ADR (Chemicals)	23,130	501,921
Vale S.A.ADR (Iron/Steel)	39,240	395,931
YPF S.A.ADR (Oil & Gas)	7,380	259,555
TOTAL COMMON STOCKS (Cost $6,335,188)		8,662,188

Preferred Stocks (21.3%)
Banco Bradesco S.A.ADR (Banks)	35,280	528,494
Companhia Brasileira de Distribuicao Grupo Pao de AcucarADR (Food)	10,440	436,392
Companhia Energetica de Minas Gerais (CEMIG)ADR (Electric)	30,690	177,388
Gerdau S.A.ADR (Iron/Steel)	34,200	154,926
Itau Unibanco Holding S.A.ADR (Banks)	39,420	581,839
Petroleo Brasileiro S.A.ADR (Oil & Gas)	40,950	500,819
Telefonica Brasil S.A.ADR (Telecommunications)	9,990	204,196
Vale S.A.ADR (Iron/Steel)	53,370	467,521
TOTAL PREFERRED STOCKS (Cost $2,515,097)		3,051,575

	Principal Amount	Value
Repurchase Agreements(a)(b)(11.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $1,611,005	$1,611,000	$1,611,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,611,000)		1,611,000

TOTAL INVESTMENT SECURITIES (Cost $10,461,285) - 93.2%		13,324,763
Net other assets (liabilities) - 6.8%		969,695

NET ASSETS - 100.0%		$14,294,458

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $449,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	11/28/14	0.57%	$7,539,035	$439,686
BNY Mellon Latin America 35 ADR Index	UBS AG	11/28/14	0.47%	9,301,998	587,336
				$16,841,033	$1,027,022

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraLatin America ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$264,298	1.8%
Airlines	265,716	1.9%
Banks	2,188,573	15.3%
Beverages	1,701,266	11.9%
Building Materials	267,894	1.9%
Chemicals	501,921	3.5%
Electric	836,683	5.9%
Engineering & Construction	133,333	0.9%
Food	1,522,227	10.6%
Iron/Steel	1,149,152	8.0%
Media	520,416	3.6%
Oil & Gas	1,410,416	9.9%
Telecommunications	801,014	5.6%
Water	150,854	1.1%
Other **	2,580,695	18.1%
Total	$14,294,458	100.0%

UltraLatin America ProFund invested in securities with exposure to the following countries as of October 31, 2014:

	Value	% of Net Assets
Argentina	$259,555	1.8%
Brazil	7,238,923	50.6%
Chile	1,274,171	8.9%
Colombia	698,621	4.9%
Mexico	2,242,493	15.7%
Other**	2,580,695	18.1%
Total	$14,294,458	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraChina ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (77.5%)
21Vianet Group, Inc.*ADR (Internet)	8,784	$183,761
51job, Inc.*ADR (Commercial Services)	4,392	134,834
58.com, Inc.*ADR (Internet)	3,904	154,481
Aluminum Corp. of China, Ltd.*ADR (Mining)	22,570	250,978
Autohome, Inc.*ADR (Internet)	3,416	180,672
Baidu, Inc.*ADR (Internet)	7,808	1,864,315
Bitauto Holdings, Ltd.*ADR (Internet)	3,294	275,774
Changyou.com, Ltd.*ADR (Software)	3,660	87,986
Cheetah Mobile, Inc.*ADR (Software)	3,782	74,959
China Distance Education Holdings, Ltd.ADR (Commercial Services)	5,978	89,670
China Life Insurance Co., Ltd.ADR (Insurance)	22,326	999,089
China Lodging Group, Ltd.*ADR (Lodging)	5,856	160,981
China Ming Yang Wind Power Group, Ltd.*ADR (Electrical Components & Equipment)	27,450	69,174
China Mobile, Ltd.ADR (Telecommunications)	29,036	1,802,845
China Petroleum and Chemical Corp.ADR (Oil & Gas)	10,736	933,817
China Southern Airlines Co., Ltd.ADR (Airlines)	7,808	136,952
China Telecom Corp., Ltd.ADR (Telecommunications)	10,004	636,054
China Unicom, Ltd.ADR (Telecommunications)	34,160	511,717
CNOOC, Ltd.ADR (Oil & Gas)	6,344	992,011
Ctrip.com International, Ltd.*ADR (Internet)	9,516	554,783
E-Commerce China Dangdang, Inc.*ADR - Class A (Internet)	11,590	152,177
Home Inns & Hotels Management, Inc.*ADR (Lodging)	5,734	173,225
Huaneng Power International, Inc.ADR (Electric)	8,174	405,022
JA Solar Holdings Co., Ltd.*ADR (Energy-Alternate Sources)	10,248	85,776
JD.com, Inc.*ADR (Internet)	11,712	279,800
JinkoSolar Holding Co., Ltd.*ADR (Energy-Alternate Sources)	4,270	105,341
Jumei International Holding, Ltd.*ADR (Retail)	3,416	91,959
Mindray Medical International, Ltd.ADR (Healthcare - Products)	10,614	309,292
Netease.com, Inc.ADR (Internet)	6,100	577,791
New Oriental Education & Technology Group, Inc.*ADR (Commercial Services)	15,250	329,400
Noah Holdings, Ltd.*ADR (Diversified Financial Services)	6,100	100,040
NQ Mobile, Inc.*ADR (Software)	15,006	109,694
Perfect World Co., Ltd.ADR (Internet)	7,198	149,574
PetroChina Co., Ltd.ADR (Oil & Gas)	8,418	1,056,459
Phoenix New Media, Ltd.*ADR (Media)	9,760	100,138
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	6,588	480,792
Qunar Cayman Islands, Ltd.*ADR (Leisure Time)	3,416	91,890
Semiconductor Manufacturing International Corp.*ADR (Semiconductors)	69,052	354,927
Shanda Games, Ltd.*ADR (Software)	21,106	136,451
Sinopec Shanghai Petrochemical Co., Ltd.ADR (Chemicals)	5,856	181,712
SouFun Holdings, Ltd.ADR (Internet)	25,742	250,985
TAL Education Group*ADR (Commercial Services)	6,344	201,485
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	15,616	164,905
Vipshop Holdings, Ltd.*ADR (Internet)	2,440	559,468
Weibo Corp.*ADR (Internet)	4,758	88,071
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	8,784	331,158
Yanzhou Coal Mining Co., Ltd.ADR (Coal)	28,670	241,115
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	31,842	93,297
Youku.com, Inc.*ADR (Internet)	15,982	313,247
YY, Inc.*ADR (Internet)	3,416	283,050
TOTAL COMMON STOCKS (Cost $12,822,589)		17,893,094

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $4,853,014	$4,853,000	$4,853,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,853,000)		4,853,000

TOTAL INVESTMENT SECURITIES (Cost $17,675,589) - 98.5%		22,746,094
Net other assets (liabilities) - 1.5%		350,604

NET ASSETS - 100.0%		$23,096,698

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $655,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon China Select ADR Index	Goldman Sachs International	11/28/14	0.57%	$11,308,514	$545,035
BNY Mellon China Select ADR Index	UBS AG	11/28/14	0.12%	16,977,886	726,738
				$28,286,400	$1,271,773

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

UltraChina ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Airlines	$136,952	0.6%
Chemicals	181,712	0.8%
Coal	241,115	1.0%
Commercial Services	1,086,547	4.7%
Diversified Financial Services	100,040	0.4%
Electric	405,022	1.8%
Electrical Components & Equipment	162,471	0.7%
Energy-Alternate Sources	356,022	1.5%
Healthcare - Products	309,292	1.3%
Insurance	999,089	4.3%
Internet	6,348,741	27.6%
Leisure Time	91,890	0.4%
Lodging	334,206	1.4%
Media	100,138	0.4%
Mining	250,978	1.1%
Oil & Gas	2,982,287	13.0%
Retail	91,959	0.4%
Semiconductors	354,927	1.5%
Software	409,090	1.8%
Telecommunications	2,950,616	12.8%
Other **	5,203,604	22.5%
Total	$23,096,698	100.0%

UltraChina ProFund invested in securities with exposure to the following countries as of October 31, 2014:

	Value	% of Net Assets
China	$17,893,094	77.5%
Other**	5,203,604	22.5%
Total	$23,096,698	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

UltraJapan ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(79.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $32,950,095	$32,950,000	$32,950,000

TOTAL REPURCHASE AGREEMENTS (Cost $32,950,000)		32,950,000

TOTAL INVESTMENT SECURITIES (Cost $32,950,000) - 79.2%		32,950,000
Net other assets (liabilities) - 20.8%		8,666,899

NET ASSETS - 100.0%		$41,616,899

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $10,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	976	12/12/14	$83,228,400	$6,191,589

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MAXIS Nikkei 225 Index ETF	Goldman Sachs International	11/28/14	0.52%	$54,200	$3,307

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Bear ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $42,950,124	$42,950,000	$42,950,000
TOTAL REPURCHASE AGREEMENTS
(Cost $42,950,000)		42,950,000
TOTAL INVESTMENT SECURITIES
(Cost $42,950,000) - 102.8%		42,950,000
Net other assets (liabilities) - (2.8)%		(1,182,357)

NET ASSETS - 100.0%		$41,767,643

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $7,318,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	34	12/22/14	$3,418,700	$(40,605)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/28/14	(0.27)%	$(14,028,475)	$(394,199)
S&P 500	UBS AG	11/28/14	(0.27)%	(24,152,681)	(852,508)
				$(38,181,156)	$(1,246,707)

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $8,445,024	$8,445,000	$8,445,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,445,000)		8,445,000
TOTAL INVESTMENT SECURITIES
(Cost $8,445,000) - 102.9%		8,445,000
Net other assets (liabilities) - (2.9)%		(240,505)

NET ASSETS - 100.0%		$8,204,495

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $1,168,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	16	12/22/14	$1,872,480	$(28,227)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	11/28/14	0.78%	$(3,150,830)	$(179,482)
Russell 2000 Index	UBS AG	11/28/14	0.48%	(3,153,171)	(133,147)
				$(6,304,001)	$(312,629)

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(104.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $9,315,027	$9,315,000	$9,315,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,315,000)		9,315,000
TOTAL INVESTMENT SECURITIES
(Cost $9,315,000) - 104.4%		9,315,000
Net other assets (liabilities) - (4.4)%		(392,314)

NET ASSETS - 100.0%		$8,922,686

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $2,143,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	14	12/22/14	$1,162,000	$(48,885)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	11/28/14	(0.32)%	$(591,097)	$(181,788)
NASDAQ-100 Index	UBS AG	11/28/14	(0.22)%	(7,132,348)	(471,615)
				$(7,723,445)	$(653,403)

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraBear ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(170.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $41,519,120	$41,519,000	$41,519,000
TOTAL REPURCHASE AGREEMENTS
(Cost $41,519,000)		41,519,000
TOTAL INVESTMENT SECURITIES
(Cost $41,519,000) - 170.6%		41,519,000
Net other assets (liabilities) - (70.6)%		(17,185,029)

NET ASSETS - 100.0%		$24,333,971

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $14,758,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	55	12/22/14	$5,530,250	$(266,444)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	11/28/14	(0.27)%	$(21,505,846)	$(604,313)
S&P 500	UBS AG	11/28/14	(0.27)%	(21,540,033)	(1,090,809)
				$(43,045,879)	$(1,695,122)

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Mid-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(88.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $4,519,013	$4,519,000	$4,519,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,519,000)		4,519,000

TOTAL INVESTMENT SECURITIES (Cost $4,519,000) - 88.0%		4,519,000
Net other assets (liabilities) - 12.0%		614,444

NET ASSETS - 100.0%		$5,133,444

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $1,855,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	1	12/22/14	$141,440	$1,008

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

S&P MidCap 400	Goldman Sachs International	11/28/14	(0.07)%	$(1,064,030)	$(32,008)
S&P MidCap 400	UBS AG	11/28/14	(0.02)%	(9,043,717)	(235,901)
				$(10,107,747)	$(267,909)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Small-Cap ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(105.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $19,983,058	$19,983,000	$19,983,000

TOTAL REPURCHASE AGREEMENTS (Cost $19,983,000)		19,983,000

TOTAL INVESTMENT SECURITIES (Cost $19,983,000) - 105.0%		19,983,000
Net other assets (liabilities) - (5.0)%		(952,638)

NET ASSETS - 100.0%		$19,030,362

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $3,475,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	23	12/22/14	$2,691,690	$(34,216)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Russell 2000 Index	Goldman Sachs International	11/28/14	0.78%	$(16,359,703)	$(755,702)
Russell 2000 Index	UBS AG	11/28/14	0.48%	(18,939,103)	(917,518)
				$(35,298,806)	$(1,673,220)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow 30 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(95.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $4,914,014	$4,914,000	$4,914,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,914,000)		4,914,000

TOTAL INVESTMENT SECURITIES (Cost $4,914,000) - 95.7%		4,914,000
Net other assets (liabilities) - 4.3%		221,910

NET ASSETS - 100.0%		$5,135,910

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $1,228,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Dow Jones Futures Contracts	13	12/22/14	$1,124,890	$(10,394)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones Industrial Average	Goldman Sachs International	11/28/14	(0.42)%	$(6,639,249)	$(211,151)
Dow Jones Industrial Average	UBS AG	11/28/14	(0.22)%	(2,489,456)	(76,048)
				$(9,128,705)	$(287,199)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort NASDAQ-100 ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(109.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $8,375,024	$8,375,000	$8,375,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,375,000)		8,375,000

TOTAL INVESTMENT SECURITIES (Cost $8,375,000) - 109.3%		8,375,000
Net other assets (liabilities) - (9.3)%		(710,506)

NET ASSETS - 100.0%		$7,664,494

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $2,790,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	17	12/22/14	$1,411,000	$(27,341)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

NASDAQ-100 Index	Goldman Sachs International	11/28/14	(0.32)%	$(4,615,015)	$(206,736)
NASDAQ-100 Index	UBS AG	11/28/14	(0.22)%	(9,231,213)	(232,250)
				$(13,846,228)	$(438,986)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort International ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(121.4%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $9,458,027	$9,458,000	$9,458,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,458,000)		9,458,000

TOTAL INVESTMENT SECURITIES (Cost $9,458,000) - 121.4%		9,458,000
Net other assets (liabilities) - (21.4)%		(1,668,547)

NET ASSETS - 100.0%		$7,789,453

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $730,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

MSCI EAFE Index	Goldman Sachs International	11/28/14	0.28%	$(1,487,792)	$(44,621)
MSCI EAFE Index	UBS AG	11/28/14	0.18%	(14,130,440)	(523,360)
				$(15,618,232)	$(567,981)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

††                                  In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort Emerging Markets ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(118.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $5,427,016	$5,427,000	$5,427,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,427,000)		5,427,000

TOTAL INVESTMENT SECURITIES (Cost $5,427,000) - 118.2%		5,427,000
Net other assets (liabilities) - (18.2)%		(835,697)

NET ASSETS - 100.0%		$4,591,303

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $356,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	11/28/14	0.38%	$(4,557,011)	$(208,505)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	11/28/14	0.33%	(4,644,748)	(286,316)
				$(9,201,759)	$(494,821)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Latin America ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(181.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $5,431,016	$5,431,000	$5,431,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,431,000)		5,431,000

TOTAL INVESTMENT SECURITIES (Cost $5,431,000) - 181.7%		5,431,000
Net other assets (liabilities) - (81.7)%		(2,441,694)

NET ASSETS - 100.0%		$2,989,306

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $698,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Latin America 35 ADR Index	Goldman Sachs International	11/28/14	0.48%	$(2,569,053)	$(150,113)
BNY Mellon Latin America 35 ADR Index	UBS AG	11/28/14	0.43%	(3,411,599)	(492,563)
				$(5,980,652)	$(642,676)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort China ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(148.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $1,654,005	$1,654,000	$1,654,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,654,000)		1,654,000

TOTAL INVESTMENT SECURITIES
(Cost $1,654,000) - 148.1%		1,654,000
Net other assets (liabilities) - (48.1)%		(537,541)

NET ASSETS - 100.0%		$1,116,459

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $221,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

BNY Mellon China Select ADR Index	Goldman Sachs International	11/28/14	0.88%	$(1,394,154)	$(67,408)
BNY Mellon China Select ADR Index	UBS AG	11/28/14	1.33%	(838,321)	(89,770)
				$(2,232,475)	$(157,178)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Japan ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(74.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $1,720,005	$1,720,000	$1,720,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,720,000)		1,720,000
TOTAL INVESTMENT SECURITIES (Cost $1,720,000) - 74.2%		1,720,000
Net other assets (liabilities) - 25.8%		596,642

NET ASSETS - 100.0%		$2,316,642

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $90,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	53	12/12/14	$4,519,575	$(255,421)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

MAXIS Nikkei 225 Stock Average ETF	Goldman Sachs International	11/28/14	0.88%	$(54,115)	$(3,310)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Banks UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (66.4%)
Associated Banc-Corp. (Banks)	1,599	$30,061
BancorpSouth, Inc. (Banks)	861	19,829
Bank of America Corp. (Banks)	104,919	1,800,410
Bank of Hawaii Corp. (Banks)	492	28,807
BankUnited, Inc. (Banks)	984	29,422
BB&T Corp. (Banks)	7,134	270,236
BOK Financial Corp. (Banks)	246	16,866
Capitol Federal Financial, Inc. (Savings & Loans)	1,353	17,332
Cathay Bancorp, Inc. (Banks)	738	19,491
Citigroup, Inc. (Banks)	30,258	1,619,711
City National Corp. (Banks)	492	38,725
Comerica, Inc. (Banks)	1,845	88,080
Commerce Bancshares, Inc. (Banks)	738	33,402
Cullen/Frost Bankers, Inc. (Banks)	492	39,759
East West Bancorp, Inc. (Banks)	1,476	54,258
F.N.B. Corp. (Banks)	1,722	22,024
Fifth Third Bancorp (Banks)	8,364	167,196
First Financial Bankshares, Inc. (Banks)	615	19,545
First Horizon National Corp. (Banks)	2,337	30,059
First Niagara Financial Group, Inc. (Savings & Loans)	3,567	26,717
First Republic Bank (Banks)	1,230	62,644
FirstMerit Corp. (Banks)	1,599	29,342
Fulton Financial Corp. (Banks)	1,845	21,919
Glacier Bancorp, Inc. (Banks)	738	21,173
Hancock Holding Co. (Banks)	861	30,299
Hudson City Bancorp, Inc. (Savings & Loans)	4,797	46,291
Huntington Bancshares, Inc. (Banks)	8,118	80,449
IBERIABANK Corp. (Banks)	369	25,409
International Bancshares Corp. (Banks)	615	17,448
Investors Bancorp, Inc. (Savings & Loans)	3,444	37,023
J.P. Morgan Chase & Co. (Banks)	37,515	2,268,906
KeyCorp (Banks)	8,733	115,276
M&T Bank Corp. (Banks)	1,353	165,310
MB Financial, Inc. (Banks)	615	19,403
New York Community Bancorp (Savings & Loans)	4,428	70,626
PacWest Bancorp (Banks)	984	41,977
People’s United Financial, Inc. (Savings & Loans)	3,075	44,957
PNC Financial Services Group (Banks)	5,412	467,543
Popular, Inc.* (Banks)	984	31,370
PrivateBancorp, Inc. (Banks)	738	23,852
Prosperity Bancshares, Inc. (Banks)	615	37,140
Regions Financial Corp. (Banks)	13,776	136,796
Signature Bank* (Banks)	492	59,596
SunTrust Banks, Inc. (Banks)	5,289	207,011
Susquehanna Bancshares, Inc. (Banks)	1,845	18,099
SVB Financial Group* (Banks)	492	55,099
Synovus Financial Corp. (Banks)	1,353	34,312
TCF Financial Corp. (Banks)	1,722	26,605
Texas Capital Bancshares, Inc.* (Banks)	369	22,564
Trustmark Corp. (Banks)	615	14,963
U.S. Bancorp (Banks)	17,958	765,011
UMB Financial Corp. (Banks)	369	21,985
Umpqua Holdings Corp. (Banks)	1,845	32,472
United Bankshares, Inc. (Banks)	615	21,082
Valley National Bancorp (Banks)	2,214	22,096
Washington Federal, Inc. (Savings & Loans)	984	21,481
Webster Financial Corp. (Banks)	861	26,984
Wells Fargo & Co. (Banks)	47,355	2,514,076
Wintrust Financial Corp. (Banks)	492	22,789
Zions Bancorp (Banks)	1,968	57,013
TOTAL COMMON STOCKS (Cost $5,475,805)		12,110,321

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $5,681,016	$5,681,000	$5,681,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,681,000)		5,681,000

TOTAL INVESTMENT SECURITIES (Cost $11,156,805) - 97.5%		17,791,321
Net other assets (liabilities) - 2.5%		454,845

NET ASSETS - 100.0%		$18,246,166

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $3,058,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	11/24/14	0.62%	$8,627,138	$384,019
Dow Jones U.S. Banks Index	UBS AG	11/24/14	0.47%	6,629,416	292,696
				$15,256,554	$676,715

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Banks UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Banks	$11,845,894	65.0%
Savings & Loans	264,427	1.4%
Other **	6,135,845	33.6%
Total	$18,246,166	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Basic Materials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (77.0%)
Air Products & Chemicals, Inc. (Chemicals)	2,915	$392,534
Airgas, Inc. (Chemicals)	1,007	112,321
Albemarle Corp. (Chemicals)	1,219	71,165
Alcoa, Inc. (Mining)	18,073	302,903
Allegheny Technologies, Inc. (Iron/Steel)	1,643	53,973
Ashland, Inc. (Chemicals)	1,113	120,282
Axiall Corp. (Chemicals)	1,060	42,718
Cabot Corp. (Chemicals)	1,007	46,755
Carpenter Technology Corp. (Iron/Steel)	795	39,790
Celanese Corp. (Chemicals)	2,385	140,071
CF Industries Holdings, Inc. (Chemicals)	742	192,920
Chemtura Corp.* (Chemicals)	1,378	32,094
Cliffs Natural Resources, Inc. (Iron/Steel)	2,332	26,188
Commercial Metals Co. (Iron/Steel)	1,802	31,157
Compass Minerals International, Inc. (Mining)	530	45,410
CONSOL Energy, Inc. (Coal)	3,551	130,677
Cytec Industries, Inc. (Chemicals)	1,113	51,899
Domtar Corp. (Forest Products & Paper)	1,007	41,357
E.I. du Pont de Nemours & Co. (Chemicals)	14,045	971,211
Eastman Chemical Co. (Chemicals)	2,279	184,098
Ecolab, Inc. (Chemicals)	4,134	459,825
FMC Corp. (Chemicals)	2,067	118,542
Freeport-McMoRan Copper & Gold, Inc. (Mining)	15,953	454,662
Fuller (H.B.) Co. (Chemicals)	795	33,366
Huntsman Corp. (Chemicals)	3,127	76,299
International Flavors & Fragrances, Inc. (Chemicals)	1,219	120,864
International Paper Co. (Forest Products & Paper)	6,572	332,675
KapStone Paper & Packaging Corp.* (Forest Products & Paper)	1,272	39,127
LyondellBasell Industries N.V. - Class A (Chemicals)	6,519	597,336
Minerals Technologies, Inc. (Chemicals)	530	40,656
Monsanto Co. (Chemicals)	8,056	926,761
NewMarket Corp. (Chemicals)	159	61,694
Newmont Mining Corp. (Mining)	7,632	143,176
Nucor Corp. (Iron/Steel)	4,876	263,596
Olin Corp. (Chemicals)	1,219	29,549
Peabody Energy Corp. (Coal)	4,187	43,670
Platform Specialty Products Corp.* (Chemicals)	1,484	38,584
PolyOne Corp. (Chemicals)	1,431	52,961
Polypore International, Inc.* (Miscellaneous Manufacturing)	689	30,261
PPG Industries, Inc. (Chemicals)	2,120	431,823
Praxair, Inc. (Chemicals)	4,505	567,585
Reliance Steel & Aluminum Co. (Iron/Steel)	1,219	82,258
Resolute Forest Products, Inc.* (Forest Products & Paper)	1,431	26,559
Rockwood Holdings, Inc. (Chemicals)	1,113	85,601
Royal Gold, Inc. (Mining)	1,007	57,550
RPM, Inc. (Chemicals)	2,067	93,635
Sensient Technologies Corp. (Chemicals)	742	43,912
Sigma-Aldrich Corp. (Chemicals)	1,802	244,910
Steel Dynamics, Inc. (Iron/Steel)	3,657	84,148
Stillwater Mining Co.* (Mining)	1,855	24,356
The Dow Chemical Co. (Chemicals)	17,225	850,914
The Mosaic Co. (Chemicals)	4,876	216,056
TimkenSteel Corp. (Metal Fabricate/Hardware)	583	23,658
U.S. Silica Holdings, Inc. (Mining)	848	38,075
United States Steel Corp. (Iron/Steel)	2,226	89,129
W.R. Grace & Co.* (Chemicals)	1,166	110,304
Westlake Chemical Corp. (Chemicals)	636	44,870
Worthington Industries, Inc. (Metal Fabricate/Hardware)	795	30,727
TOTAL COMMON STOCKS (Cost $4,768,321)		10,039,197

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $2,780,008	$2,780,000	$2,780,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,780,000)		2,780,000

TOTAL INVESTMENT SECURITIES (Cost $7,548,321) - 98.3%		12,819,197
Net other assets (liabilities) - 1.7%		221,482

NET ASSETS - 100.0%		$13,040,679

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $1,917,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Basic Materials Index	Goldman Sachs International	11/24/14	0.62%	$3,735,998	$8,916
Dow Jones U.S. Basic Materials Index	UBS AG	11/24/14	0.42%	5,735,082	60,208
				$9,471,080	$69,124

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Basic Materials UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Chemicals	$7,604,115	58.4%
Coal	174,347	1.3%
Forest Products & Paper	439,718	3.4%
Iron/Steel	670,239	5.1%
Metal Fabricate/Hardware	54,385	0.4%
Mining	1,066,132	8.2%
Miscellaneous Manufacturing	30,261	0.2%
Other **	3,001,482	23.0%
Total	$13,040,679	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Biotechnology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (64.2%)
AbbVie, Inc. (Pharmaceuticals)	924,663	$58,679,114
Alexion Pharmaceuticals, Inc.* (Biotechnology)	114,984	22,003,338
Alkermes PLC* (Pharmaceuticals)	84,641	4,278,603
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	38,328	3,554,539
Amgen, Inc. (Biotechnology)	440,772	71,484,403
Biogen Idec, Inc.* (Biotechnology)	137,342	44,097,769
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	84,641	6,982,883
Celgene Corp.* (Biotechnology)	464,727	49,767,614
Cepheid, Inc.* (Healthcare - Products)	41,522	2,201,081
Charles River Laboratories International, Inc.* (Biotechnology)	27,149	1,714,731
Cubist Pharmaceuticals, Inc.* (Biotechnology)	44,716	3,232,520
Gilead Sciences, Inc.* (Biotechnology)	878,350	98,375,200
Illumina, Inc.* (Biotechnology)	81,447	15,685,063
Incyte Corp.* (Biotechnology)	89,432	5,997,310
Intercept Pharmaceuticals, Inc.* (Healthcare - Products)	6,388	1,650,595
Isis Pharmaceuticals, Inc.* (Biotechnology)	68,671	3,162,986
MannKind Corp.* (Pharmaceuticals)	150,118	902,209
Medivation, Inc.* (Biotechnology)	44,716	4,726,481
Myriad Genetics, Inc.* (Biotechnology)	43,119	1,702,769
NPS Pharmaceuticals, Inc.* (Biotechnology)	57,492	1,575,281
PDL BioPharma, Inc. (Biotechnology)	92,626	790,100
Pharmacyclics, Inc.* (Pharmaceuticals)	35,134	4,590,960
Puma Biotechnology, Inc.* (Biotechnology)	11,179	2,801,457
Quintiles Transnational Holdings, Inc.* (Healthcare - Services)	38,328	2,243,721
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	43,119	16,976,813
Seattle Genetics, Inc.* (Biotechnology)	57,492	2,108,232
Techne Corp. (Healthcare - Products)	20,761	1,890,289
United Therapeutics Corp.* (Biotechnology)	27,149	3,555,705
Vertex Pharmaceuticals, Inc.* (Biotechnology)	138,939	15,650,089
TOTAL COMMON STOCKS (Cost $275,820,796)		452,381,855

	Principal Amount	Value
Repurchase Agreements(a)(b)(31.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $221,762,639	$221,762,000	$221,762,000

TOTAL REPURCHASE AGREEMENTS (Cost $221,762,000)		221,762,000

TOTAL INVESTMENT SECURITIES (Cost $497,582,796) - 95.7%		674,143,855
Net other assets (liabilities) - 4.3%		30,413,443

NET ASSETS - 100.0%		$704,557,298

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $104,607,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	11/24/14	0.62%	$300,149,577	$15,029,549
Dow Jones U.S. Biotechnology Index	UBS AG	11/24/14	0.47%	300,377,072	14,827,370
				$600,526,649	$29,856,919

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Biotechnology UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Biotechnology	$375,945,283	53.4%
Healthcare - Products	5,741,966	0.8%
Healthcare - Services	2,243,721	0.3%
Pharmaceuticals	68,450,885	9.7%
Other **	252,175,443	35.8%
Total	$704,557,298	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Goods UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (63.0%)
Activision Blizzard, Inc. (Software)	3,380	$67,431
Altria Group, Inc. (Agriculture)	13,455	650,415
Archer-Daniels-Midland Co. (Agriculture)	4,355	204,685
Autoliv, Inc. (Auto Parts & Equipment)	650	59,631
Avon Products, Inc. (Cosmetics/Personal Care)	2,925	30,420
B&G Foods, Inc. - Class A (Food)	390	11,489
BorgWarner, Inc. (Auto Parts & Equipment)	1,560	88,951
Brown-Forman Corp. - Class B (Beverages)	1,040	96,377
Brunswick Corp. (Leisure Time)	650	30,420
Bunge, Ltd. (Agriculture)	975	86,434
Campbell Soup Co. (Food)	1,235	54,550
Carter’s, Inc. (Apparel)	390	30,471
Church & Dwight, Inc. (Household Products/Wares)	910	65,893
Clorox Co. (Household Products/Wares)	845	84,078
Coach, Inc. (Retail)	1,885	64,806
Coca-Cola Co. (Beverages)	26,780	1,121,545
Coca-Cola Enterprises, Inc. (Beverages)	1,560	67,626
Colgate-Palmolive Co. (Cosmetics/Personal Care)	5,850	391,248
ConAgra Foods, Inc. (Food)	2,860	98,241
Constellation Brands, Inc.* (Beverages)	1,105	101,152
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	390	12,562
D.R. Horton, Inc. (Home Builders)	2,275	51,847
Dana Holding Corp. (Auto Parts & Equipment)	1,040	21,278
Darling International, Inc.* (Environmental Control)	1,105	19,448
Dean Foods Co. (Food)	650	9,562
Deckers Outdoor Corp.* (Apparel)	260	22,740
Delphi Automotive PLC (Auto Parts & Equipment)	2,015	138,995
Dr. Pepper Snapple Group, Inc. (Beverages)	1,300	90,025
Electronic Arts, Inc.* (Software)	2,145	87,881
Energizer Holdings, Inc. (Electrical Components & Equipment)	390	47,834
Flowers Foods, Inc. (Food)	1,235	23,465
Ford Motor Co. (Auto Manufacturers)	26,325	370,919
Fossil Group, Inc.* (Distribution/Wholesale)	325	33,040
General Mills, Inc. (Food)	4,160	216,154
General Motors Co. (Auto Manufacturers)	9,165	287,781
Gentex Corp. (Electronics)	975	31,922
Genuine Parts Co. (Distribution/Wholesale)	1,040	100,962
Hanesbrands, Inc. (Apparel)	650	68,647
Harley-Davidson, Inc. (Leisure Time)	1,495	98,222
Harman International Industries, Inc. (Home Furnishings)	455	48,840
Hasbro, Inc. (Toys/Games/Hobbies)	780	44,873
Herbalife, Ltd. (Pharmaceuticals)	455	23,869
Herman Miller, Inc. (Office Furnishings)	390	12,480
HNI Corp. (Office Furnishings)	325	15,161
Hormel Foods Corp. (Food)	910	49,058
Iconix Brand Group, Inc.* (Apparel)	325	13,003
Ingredion, Inc. (Food)	520	40,170
Jarden Corp.* (Household Products/Wares)	780	50,770
Johnson Controls, Inc. (Auto Parts & Equipment)	4,485	211,916
Kate Spade & Co.* (Retail)	845	22,925
Kellogg Co. (Food)	1,755	112,250
Keurig Green Mountain, Inc. (Beverages)	845	128,229
Kimberly-Clark Corp. (Household Products/Wares)	2,535	289,674
Kraft Foods Group, Inc. (Food)	4,030	227,091
Lancaster Colony Corp. (Food)	130	11,894
Lear Corp. (Auto Parts & Equipment)	520	48,100
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	910	35,836
Lennar Corp. - Class A (Home Builders)	1,235	53,205
Leucadia National Corp. (Holding Companies - Diversified)	2,145	51,008
LKQ Corp.* (Distribution/Wholesale)	2,015	57,569
Lorillard, Inc. (Agriculture)	2,470	151,905
Lululemon Athletica, Inc.* (Retail)	715	29,780
Mattel, Inc. (Toys/Games/Hobbies)	2,275	70,685
McCormick & Co., Inc. (Food)	910	64,355
Mead Johnson Nutrition Co. - Class A (Pharmaceuticals)	1,365	135,558
Michael Kors Holdings, Ltd.* (Apparel)	1,365	107,275
Mohawk Industries, Inc.* (Textiles)	390	55,396
Molson Coors Brewing Co. - Class B (Beverages)	1,105	82,190
Mondelez International, Inc. - Class A (Food)	11,440	403,375
Monster Beverage Corp.* (Beverages)	975	98,358
Newell Rubbermaid, Inc. (Housewares)	1,885	62,827
NIKE, Inc. - Class B (Apparel)	4,745	441,142
Nu Skin Enterprises, Inc. - Class A (Retail)	390	20,604
PepsiCo, Inc. (Beverages)	10,205	981,415
Philip Morris International, Inc. (Agriculture)	10,595	943,060
Polaris Industries, Inc. (Leisure Time)	390	58,835
Pool Corp. (Distribution/Wholesale)	325	19,403
Post Holdings, Inc.* (Food)	325	12,188
Procter & Gamble Co. (Cosmetics/Personal Care)	18,330	1,599,659
PulteGroup, Inc. (Home Builders)	2,275	43,657
PVH Corp. (Retail)	585	66,895
Ralph Lauren Corp. (Apparel)	390	64,288
Reynolds American, Inc. (Agriculture)	2,080	130,853
Skechers U.S.A., Inc.* - Class A (Apparel)	260	14,235
Snap-on, Inc. (Hand/Machine Tools)	390	51,535
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,040	97,385
Steven Madden, Ltd.* (Apparel)	390	12,227
Take-Two Interactive Software, Inc.* (Software)	585	15,473
Tempur-Pedic International, Inc.* (Home Furnishings)	390	20,530
Tenneco, Inc.* (Auto Parts & Equipment)	390	20,420
Tesla Motors, Inc.* (Auto Manufacturers)	650	157,105

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
The Estee Lauder Cos., Inc. - Class A (Cosmetics/Personal Care)	1,495	$112,394
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	1,885	45,674
The Hain Celestial Group, Inc.* (Food)	325	35,181
The Hershey Co. (Food)	1,040	99,746
The JM Smucker Co. - Class A (Food)	715	74,360
The Middleby Corp.* (Machinery-Diversified)	390	34,515
The Ryland Group, Inc. (Home Builders)	325	11,638
The Scotts Miracle-Gro Co. - Class A (Household Products/Wares)	325	19,253
Thor Industries, Inc. (Home Builders)	325	17,189
TiVo, Inc.* (Home Furnishings)	780	10,179
Toll Brothers, Inc.* (Home Builders)	1,105	35,305
TreeHouse Foods, Inc.* (Food)	260	22,144
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	780	79,053
Tupperware Corp. (Household Products/Wares)	325	20,719
Tyson Foods, Inc. - Class A (Food)	2,015	81,305
Under Armour, Inc.* - Class A (Apparel)	1,105	72,465
V.F. Corp. (Apparel)	2,340	158,370
Visteon Corp.* (Auto Parts & Equipment)	325	30,518
WABCO Holdings, Inc.* (Auto Parts & Equipment)	390	37,978
Whirlpool Corp. (Home Furnishings)	520	89,465
Whitewave Foods Co.* (Food)	1,170	43,558
Wolverine World Wide, Inc. (Apparel)	715	19,405
TOTAL COMMON STOCKS (Cost $12,100,404)		13,870,095

	Principal Amount	Value
Repurchase Agreements(a)(b)(34.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $7,561,022	$7,561,000	$7,561,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,561,000)		7,561,000

TOTAL INVESTMENT SECURITIES (Cost $19,661,404) - 97.3%		21,431,095
Net other assets (liabilities) - 2.7%		593,774

NET ASSETS - 100.0%		$22,024,869

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $3,876,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Goods Index	Goldman Sachs International	11/24/14	0.62%	$11,073,331	$290,933
Dow Jones U.S. Consumer Goods Index	UBS AG	11/24/14	0.47%	8,094,903	228,090
				$19,168,234	$519,023

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Goods UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Agriculture	$2,167,352	9.7%
Apparel	1,024,269	4.7%
Auto Manufacturers	815,805	3.7%
Auto Parts & Equipment	795,076	3.6%
Beverages	2,766,917	12.5%
Cosmetics/Personal Care	2,133,721	9.7%
Distribution/Wholesale	210,974	1.0%
Electrical Components & Equipment	47,834	0.2%
Electronics	31,922	0.1%
Environmental Control	19,448	0.1%
Food	1,690,136	7.7%
Hand/Machine Tools	148,920	0.7%
Holding Companies - Diversified	51,008	0.2%
Home Builders	212,841	1.0%
Home Furnishings	169,014	0.8%
Household Products/Wares	530,387	2.4%
Housewares	62,827	0.3%
Leisure Time	187,477	0.9%
Machinery-Diversified	34,515	0.2%
Miscellaneous Manufacturing	35,836	0.2%
Office Furnishings	27,641	0.1%
Pharmaceuticals	159,427	0.7%
Retail	205,009	0.9%
Software	170,785	0.8%
Textiles	55,396	0.3%
Toys/Games/Hobbies	115,558	0.5%
Other **	8,154,774	37.0%
Total	$22,024,869	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Consumer Services UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (70.3%)
Aaron’s, Inc. (Commercial Services)	490	$12,132
Abercrombie & Fitch Co. - Class A (Retail)	490	16,405
Acxiom Corp.* (Software)	588	11,078
Advance Auto Parts, Inc. (Retail)	588	86,412
Alaska Air Group, Inc. (Airlines)	980	52,165
Amazon.com, Inc.* (Internet)	2,842	868,118
AMC Networks, Inc.* - Class A (Media)	392	23,775
American Airlines Group, Inc. (Airlines)	5,292	218,824
American Eagle Outfitters, Inc. (Retail)	1,274	16,396
AmerisourceBergen Corp. (Pharmaceuticals)	1,568	133,923
ANN, Inc.* (Retail)	294	11,287
Apollo Group, Inc.* - Class A (Commercial Services)	686	19,661
Asbury Automotive Group, Inc.* (Retail)	196	13,728
Ascena Retail Group, Inc.* (Retail)	980	12,201
AutoNation, Inc.* (Retail)	588	33,669
AutoZone, Inc.* (Retail)	196	108,490
Avis Budget Group, Inc.* (Commercial Services)	784	43,708
Bally Technologies, Inc.* (Entertainment)	294	23,638
Bed Bath & Beyond, Inc.* (Retail)	1,372	92,390
Best Buy Co., Inc. (Retail)	2,156	73,606
Big Lots, Inc. (Retail)	392	17,895
Brinker International, Inc. (Retail)	490	26,284
Buffalo Wild Wings, Inc.* (Retail)	98	14,629
Cabela’s, Inc.* (Retail)	392	18,824
Cablevision Systems Corp. NY - Class A (Media)	1,568	29,196
Cardinal Health, Inc. (Pharmaceuticals)	2,450	192,276
CarMax, Inc.* (Retail)	1,666	93,146
Carnival Corp. - Class A (Leisure Time)	3,332	133,780
Casey’s General Stores, Inc. (Retail)	294	24,070
CBS Corp. - Class B (Media)	3,626	196,602
Charter Communications, Inc.* - Class A (Media)	588	93,133
Chemed Corp. (Commercial Services)	98	10,129
Chico’s FAS, Inc. (Retail)	1,176	17,734
Chipotle Mexican Grill, Inc.* (Retail)	196	125,048
Choice Hotels International, Inc. (Lodging)	294	15,729
Cinemark Holdings, Inc. (Entertainment)	784	27,691
Comcast Corp. - Class A (Media)	19,208	1,063,163
Conversant, Inc.* (Internet)	490	17,273
Copart, Inc.* (Retail)	882	29,494
Costco Wholesale Corp. (Retail)	3,234	431,319
Cracker Barrel Old Country Store, Inc. (Retail)	196	22,609
CST Brands, Inc. (Retail)	588	22,491
CVS Caremark Corp. (Retail)	8,624	740,024
Darden Restaurants, Inc. (Retail)	980	50,744
Delta Air Lines, Inc. (Airlines)	6,272	252,323
DeVry, Inc. (Commercial Services)	392	18,977
Dick’s Sporting Goods, Inc. (Retail)	784	35,570
Dillards, Inc. - Class A (Retail)	196	20,729
DIRECTV* - Class A (Media)	3,724	323,206
Discovery Communications, Inc.* - Class C (Media)	2,058	72,009
Discovery Communications, Inc.* - Class A (Media)	1,078	38,107
DISH Network Corp.* - Class A (Media)	1,568	99,803
Dolby Laboratories, Inc. - Class A (Entertainment)	294	12,324
Dollar General Corp.* (Retail)	2,254	141,258
Dollar Tree, Inc.* (Retail)	1,568	94,974
Domino’s Pizza, Inc. (Retail)	392	34,806
DreamWorks Animation SKG, Inc.* - Class A (Entertainment)	490	10,917
DSW, Inc. - Class A (Retail)	490	14,529
Dun & Bradstreet Corp. (Software)	294	36,106
Dunkin’ Brands Group, Inc. (Retail)	784	35,656
eBay, Inc.* (Internet)	8,330	437,326
Expedia, Inc. (Internet)	686	58,289
FactSet Research Systems, Inc. (Media)	294	38,643
Family Dollar Stores, Inc. (Retail)	686	53,707
Foot Locker, Inc. (Retail)	1,078	60,379
GameStop Corp. - Class A (Retail)	882	37,714
Gannett Co., Inc. (Media)	1,666	52,479
Genesco, Inc.* (Retail)	196	15,031
GNC Holdings, Inc. - Class A (Retail)	686	28,517
Grand Canyon Education, Inc.* (Commercial Services)	392	18,777
Group 1 Automotive, Inc. (Retail)	196	16,744
Groupon, Inc.* (Internet)	3,136	22,924
GUESS?, Inc. (Retail)	490	10,863
H & R Block, Inc. (Commercial Services)	2,058	66,494
Hertz Global Holdings, Inc.* (Commercial Services)	3,332	73,038
Hilton Worldwide Holdings In* (Lodging)	2,254	56,891
HSN, Inc. (Retail)	196	12,950
Hyatt Hotels Corp.* - Class A (Lodging)	392	23,214
IHS, Inc.* - Class A (Computers)	490	64,205
International Game Technology (Entertainment)	1,862	30,518
J.C. Penney Co., Inc.* (Retail)	2,254	17,153
Jack in the Box, Inc. (Retail)	294	20,886
JetBlue Airways Corp.* (Airlines)	1,862	21,487
John Wiley & Sons, Inc. (Media)	392	22,889
Kar Auction Services, Inc. (Commercial Services)	1,078	32,728
Kohls Corp. (Retail)	1,470	79,703
Kroger Co. (Food)	3,626	202,005
L Brands, Inc. (Retail)	1,862	134,287
Lamar Advertising Co. - Class A (Advertising)	588	30,370
Las Vegas Sands Corp. (Lodging)	2,744	170,840
Liberty Global PLC* (Media)	3,920	174,322
Liberty Global PLC* - Class A (Media)	1,568	71,297
Liberty Media Corp.* (Media)	686	32,942
Liberty Media Corp.* - Class C (Media)	1,470	70,457
Liberty Media Holding Corp.-Interactive Series A* (Internet)	3,528	92,222

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Liberty TripAdvisor Holdings, Inc.* - Class A (Internet & Catalog Retail)	490	$15,474
Liberty Ventures* (Internet)	991	34,784
Life Time Fitness, Inc.* (Leisure Time)	294	16,396
Lions Gate Entertainment Corp. (Entertainment)	588	19,480
Lithia Motors, Inc. - Class A (Retail)	196	15,214
Live Nation, Inc.* (Commercial Services)	1,078	28,028
Lowe’s Cos., Inc. (Retail)	7,350	420,420
Lumber Liquidators Holdings, Inc.* (Retail)	196	10,539
Macy’s, Inc. (Retail)	2,646	152,992
Madison Square Garden, Inc.* - Class A (Entertainment)	490	37,123
Marriott International, Inc. - Class A (Lodging)	1,568	118,787
Marriott Vacations Worldwide Corp. (Entertainment)	196	13,610
McDonald’s Corp. (Retail)	7,252	679,730
McKesson Corp. (Pharmaceuticals)	1,764	358,815
Meredith Corp. (Media)	294	15,329
MGM Resorts International* (Lodging)	2,646	61,520
Murphy USA, Inc.* (Oil & Gas)	294	16,846
Neilsen Holdings N.V. (Media)	2,254	95,772
Netflix, Inc.* (Internet)	490	192,457
News Corp.* - Class A (Media)	3,724	57,648
Nordstrom, Inc. (Retail)	1,078	78,274
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	686	26,754
Office Depot, Inc.* (Retail)	3,626	18,928
Omnicare, Inc. (Pharmaceuticals)	686	45,681
Omnicom Group, Inc. (Advertising)	1,862	133,804
O’Reilly Automotive, Inc.* (Retail)	784	137,890
Panera Bread Co.* - Class A (Retail)	196	31,681
PetSmart, Inc. (Retail)	784	56,722
Pier 1 Imports, Inc. (Retail)	686	8,849
Priceline.com, Inc.* (Internet)	392	472,834
Regal Entertainment Group - Class A (Entertainment)	588	13,024
Restoration Hardware Holdings, Inc.* (Retail)	294	23,614
Rite Aid Corp.* (Retail)	6,762	35,501
Rollins, Inc. (Commercial Services)	490	15,616
Ross Stores, Inc. (Retail)	1,568	126,569
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,274	86,594
Safeway, Inc. (Food)	1,666	58,077
Sally Beauty Holdings, Inc.* (Retail)	882	25,851
Scripps Networks Interactive - Class A (Media)	784	60,556
Sears Holdings Corp.* (Retail)	392	13,689
Service Corp. International (Commercial Services)	1,568	34,292
Shutterfly, Inc.* (Internet)	294	12,298
Signet Jewelers, Ltd. (Retail)	588	70,566
Sinclair Broadcast Group, Inc. - Class A (Media)	490	14,235
Sirius XM Holdings, Inc.* (Media)	19,698	67,564
Six Flags Entertainment Corp. (Entertainment)	686	27,646
Sotheby’s - Class A (Commercial Services)	490	19,433
Southwest Airlines Co. (Airlines)	5,096	175,710
Spirit Airlines, Inc.* (Airlines)	490	35,824
Sprouts Farmers Market, Inc.* (Food & Staples Retailing)	784	22,822
Staples, Inc. (Retail)	4,802	60,889
Starbucks Corp. (Retail)	5,586	422,078
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,372	105,178
Starz - Liberty Capital* (Media)	588	18,169
Sysco Corp. (Food)	4,312	166,184
Target Corp. (Retail)	4,704	290,801
The Cheesecake Factory, Inc. (Retail)	294	13,506
The Gap, Inc. (Retail)	2,058	77,978
The Home Depot, Inc. (Retail)	9,996	974,811
The Interpublic Group of Cos., Inc. (Advertising)	3,136	60,807
The Men’s Wearhouse, Inc. (Retail)	294	13,827
The New York Times Co. - Class A (Media)	980	12,583
The Wendy’s Co. (Retail)	2,058	16,505
Tiffany & Co. (Retail)	882	84,778
Time Warner Cable, Inc. (Media)	2,058	302,958
Time Warner, Inc. (Media)	6,370	506,224
Time, Inc.* (Media)	784	17,711
TJX Cos., Inc. (Retail)	5,096	322,679
Tractor Supply Co. (Retail)	980	71,756
TripAdvisor, Inc.* (Internet)	784	69,509
Twenty-First Century Fox, Inc. - Class A (Media)	13,916	479,824
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	490	59,197
United Continental Holdings, Inc.* (Airlines)	2,744	144,911
United Natural Foods, Inc.* (Food)	392	26,664
Urban Outfitters, Inc.* (Retail)	784	23,802
Vail Resorts, Inc. (Entertainment)	294	25,390
VCA Antech, Inc.* (Pharmaceuticals)	686	31,261
Viacom, Inc. - Class B (Media)	2,842	206,557
Walgreen Co. (Retail)	6,566	421,669
Wal-Mart Stores, Inc. (Retail)	11,662	889,460
Walt Disney Co. (Media)	11,662	1,065,674
Whole Foods Market, Inc. (Food)	2,646	104,067
Williams-Sonoma, Inc. (Retail)	686	44,611
Wyndham Worldwide Corp. (Lodging)	882	68,505
Wynn Resorts, Ltd. (Lodging)	588	111,726
Yelp, Inc.* (Internet)	490	29,400
YUM! Brands, Inc. (Retail)	3,234	232,298
TOTAL COMMON STOCKS (Cost $13,564,790)		20,764,283

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(28.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $8,269,024	$8,269,000	$8,269,000

TOTAL REPURCHASE AGREEMENTS (Cost $8,269,000)		8,269,000

TOTAL INVESTMENT SECURITIES (Cost $21,833,790) - 98.3%		29,033,283
Net other assets (liabilities) - 1.7%		502,232

NET ASSETS - 100.0%		$29,535,515

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $4,496,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Consumer Services Index	Goldman Sachs International	11/24/14	0.62%	$11,495,992	$296,043
Dow Jones U.S. Consumer Services Index	UBS AG	11/24/14	0.47%	11,930,261	323,541
				$23,426,253	$619,584

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Consumer Services UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Advertising	$224,981	0.8%
Airlines	901,244	3.1%
Commercial Services	393,013	1.3%
Computers	64,205	0.2%
Entertainment	241,361	0.8%
Food	556,997	1.9%
Food & Staples Retailing	22,822	0.1%
Internet	2,307,434	7.8%
Internet & Catalog Retail	15,474	0.1%
Leisure Time	263,524	0.9%
Lodging	732,391	2.5%
Media	5,322,827	17.9%
Oil & Gas	16,846	0.1%
Pharmaceuticals	761,956	2.6%
Retail	8,892,024	30.0%
Software	47,184	0.2%
Other **	8,771,232	29.7%
Total	$29,535,515	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Financials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (53.1%)
ACE, Ltd. (Insurance)	1,200	$131,159
Affiliated Managers Group, Inc.* (Diversified Financial Services)	150	29,969
AFLAC, Inc. (Insurance)	1,650	98,555
Alexander & Baldwin, Inc. (Real Estate)	150	6,005
Alexandria Real Estate Equities, Inc. (REIT)	300	24,900
Allied World Assurance Co. Holdings, Ltd. (Insurance)	300	11,400
Allstate Corp. (Insurance)	1,650	107,002
Ally Financial, Inc.* (Diversified Financial Services)	300	6,810
American Campus Communities, Inc. (REIT)	450	17,672
American Capital Agency Corp. (REIT)	1,350	30,699
American Express Co. (Diversified Financial Services)	3,300	296,834
American Financial Group, Inc. (Insurance)	300	17,949
American Homes 4 Rent - Class A (REIT)	450	7,889
American International Group, Inc. (Insurance)	5,250	281,242
American Realty Capital Properties, Inc. (REIT)	3,300	29,270
American Tower Corp. (REIT)	1,500	146,249
Ameriprise Financial, Inc. (Diversified Financial Services)	750	94,628
Annaly Mortgage Management, Inc. (REIT)	3,450	39,365
Aon PLC (Insurance)	1,050	90,300
Apartment Investment & Management Co. - Class A (REIT)	600	21,474
Arch Capital Group, Ltd.* (Insurance)	450	25,344
ARMOUR Residential REIT, Inc. (REIT)	1,350	5,346
Arthur J. Gallagher & Co. (Insurance)	600	28,620
Aspen Insurance Holdings, Ltd. (Insurance)	300	13,089
Associated Banc-Corp. (Banks)	600	11,280
Assurant, Inc. (Insurance)	300	20,466
Assured Guaranty, Ltd. (Insurance)	600	13,848
AvalonBay Communities, Inc. (REIT)	450	70,127
Axis Capital Holdings, Ltd. (Insurance)	450	21,663
BancorpSouth, Inc. (Banks)	300	6,909
Bank of America Corp. (Banks)	38,250	656,369
Bank of Hawaii Corp. (Banks)	150	8,783
Bank of New York Mellon Corp. (Banks)	4,050	156,816
BankUnited, Inc. (Banks)	300	8,970
BB&T Corp. (Banks)	2,550	96,594
Berkshire Hathaway, Inc.* - Class B (Insurance)	6,600	925,055
BioMed Realty Trust, Inc. (REIT)	750	16,290
BlackRock, Inc. (Diversified Financial Services)	450	153,499
BOK Financial Corp. (Banks)	150	10,284
Boston Properties, Inc. (REIT)	600	76,049
Brandywine Realty Trust (REIT)	600	9,258
Brown & Brown, Inc. (Insurance)	450	14,337
Camden Property Trust (REIT)	300	23,001
Capital One Financial Corp. (Banks)	2,100	173,816
Capitol Federal Financial, Inc. (Savings & Loans)	450	5,765
Cathay Bancorp, Inc. (Banks)	300	7,923
CBL & Associates Properties, Inc. (REIT)	600	11,478
CBOE Holdings, Inc. (Diversified Financial Services)	300	17,682
CBRE Group, Inc.* - Class A (Real Estate)	1,050	33,600
CBS Outdoor Americas (REIT)	450	13,694
Chimera Investment Corp. (REIT)	3,750	11,700
Cincinnati Financial Corp. (Insurance)	600	30,282
CIT Group, Inc. (Banks)	750	36,698
Citigroup, Inc. (Banks)	11,100	594,182
City National Corp. (Banks)	150	11,807
CME Group, Inc. (Diversified Financial Services)	1,200	100,572
CNO Financial Group, Inc. (Insurance)	750	13,598
Colony Financial, Inc. (REIT)	450	10,026
Columbia Property Trust, Inc. (REIT)	450	11,354
Comerica, Inc. (Banks)	600	28,644
Commerce Bancshares, Inc. (Banks)	300	13,578
Corporate Office Properties Trust (REIT)	300	8,202
Corrections Corp. of America (REIT)	450	16,551
Cousins Properties, Inc. (REIT)	750	9,758
Crown Castle International Corp. (REIT)	1,200	93,744
CubeSmart (REIT)	600	12,630
Cullen/Frost Bankers, Inc. (Banks)	150	12,122
CYS Investments, Inc. (REIT)	600	5,358
DCT Industrial Trust, Inc. (REIT)	1,200	10,284
DDR Corp. (REIT)	1,050	19,047
DiamondRock Hospitality Co. (REIT)	750	10,763
Digital Realty Trust, Inc. (REIT)	450	31,046
Discover Financial Services (Diversified Financial Services)	1,650	105,237
Douglas Emmett, Inc. (REIT)	450	12,659
Duke Realty Corp. (REIT)	1,200	22,752
DuPont Fabros Technology, Inc. (REIT)	300	9,291
E*TRADE Financial Corp.* (Diversified Financial Services)	1,050	23,415
East West Bancorp, Inc. (Banks)	450	16,542
EastGroup Properties, Inc. (REIT)	150	10,329
Eaton Vance Corp. (Diversified Financial Services)	450	16,574
Endurance Specialty Holdings, Ltd. (Insurance)	150	8,693
EPR Properties (REIT)	150	8,415
Equity Commonwealth (REIT)	450	12,020
Equity Lifestyle Properties, Inc. (REIT)	300	14,730
Equity Residential (REIT)	1,350	93,905
Erie Indemnity Co. - Class A (Insurance)	150	12,731
Essex Property Trust, Inc. (REIT)	300	60,528
Everest Re Group, Ltd. (Insurance)	150	25,598
Extra Space Storage, Inc. (REIT)	450	26,172
F.N.B. Corp. (Banks)	600	7,674
Federal Realty Investment Trust (REIT)	300	39,540
Federated Investors, Inc. - Class B (Diversified Financial Services)	300	9,381

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Fifth Third Bancorp (Banks)	3,000	$59,970
Financial Engines, Inc. (Diversified Financial Services)	150	5,981
First American Financial Corp. (Insurance)	450	13,644
First Financial Bankshares, Inc. (Banks)	300	9,534
First Horizon National Corp. (Banks)	901	11,583
First Niagara Financial Group, Inc. (Savings & Loans)	1,350	10,112
First Republic Bank (Banks)	450	22,919
FirstMerit Corp. (Banks)	600	11,010
FNF Group (Diversified Financial Services)	1,050	31,332
FNFV Group* (Diversified Financial Services)	300	4,032
Forest City Enterprises, Inc.* - Class A (Real Estate)	600	12,534
Franklin Resources, Inc. (Diversified Financial Services)	1,500	83,415
Fulton Financial Corp. (Banks)	750	8,910
Gaming & Leisure Properties, Inc. (REIT)	300	9,375
General Growth Properties, Inc. (REIT)	2,250	58,297
Genworth Financial, Inc.* - Class A (Insurance)	1,800	25,182
Glacier Bancorp, Inc. (Banks)	300	8,607
Hancock Holding Co. (Banks)	300	10,557
Hanover Insurance Group, Inc. (Insurance)	150	10,041
Hartford Financial Services Group, Inc. (Insurance)	1,650	65,307
Hatteras Financial Corp. (REIT)	300	5,712
HCC Insurance Holdings, Inc. (Insurance)	300	15,657
HCP, Inc. (REIT)	1,650	72,550
Health Care REIT, Inc. (REIT)	1,200	85,331
Healthcare Realty Trust, Inc. (REIT)	300	7,941
Healthcare Trust of America, Inc. - Class A (REIT)	900	11,556
Highwoods Properties, Inc. (REIT)	300	12,861
Home Properties, Inc. (REIT)	150	9,647
Hospitality Properties Trust (REIT)	600	17,766
Host Hotels & Resorts, Inc. (REIT)	2,700	62,937
Hudson City Bancorp, Inc. (Savings & Loans)	1,800	17,370
Huntington Bancshares, Inc. (Banks)	3,000	29,730
IBERIABANK Corp. (Banks)	150	10,329
IntercontinentalExchange Group, Inc. (Diversified Financial Services)	450	93,730
International Bancshares Corp. (Banks)	150	4,256
Invesco Mortgage Capital, Inc. (REIT)	450	7,443
Invesco, Ltd. (Diversified Financial Services)	1,500	60,705
Investors Bancorp, Inc. (Savings & Loans)	1,200	12,900
Iron Mountain, Inc. (Commercial Services)	600	21,642
J.P. Morgan Chase & Co. (Banks)	13,650	825,551
Janus Capital Group, Inc. (Diversified Financial Services)	600	8,994
Jones Lang LaSalle, Inc. (Real Estate)	150	20,282
Kemper Corp. (Insurance)	150	5,528
KeyCorp (Banks)	3,150	41,580
Kilroy Realty Corp. (REIT)	300	20,322
Kimco Realty Corp. (REIT)	1,500	37,425
Kite Realty Group Trust (REIT)	300	7,767
LaSalle Hotel Properties (REIT)	450	17,645
Legg Mason, Inc. (Diversified Financial Services)	300	15,600
Lexington Realty Trust (REIT)	750	8,220
Liberty Property Trust (REIT)	600	20,862
Lincoln National Corp. (Insurance)	900	49,284
Loews Corp. (Insurance)	1,050	45,780
LPL Financial Holdings, Inc. (Diversified Financial Services)	300	12,417
M&T Bank Corp. (Banks)	450	54,981
Mack-Cali Realty Corp. (REIT)	300	5,619
MarketAxess Holdings, Inc. (Diversified Financial Services)	150	9,698
Marsh & McLennan Cos., Inc. (Insurance)	1,950	106,021
MasterCard, Inc. - Class A (Commercial Services)	3,600	301,500
MB Financial, Inc. (Banks)	300	9,465
McGraw Hill Financial, Inc. (Commercial Services)	1,050	95,004
Medical Properties Trust, Inc. (REIT)	600	8,094
Mercury General Corp. (Insurance)	150	7,968
MetLife, Inc. (Insurance)	4,050	219,671
MFA Financial, Inc. (REIT)	1,350	11,313
MGIC Investment Corp.* (Insurance)	1,200	10,704
Mid-America Apartment Communities, Inc. (REIT)	300	21,198
Moody’s Corp. (Commercial Services)	750	74,423
Morgan Stanley Dean Witter & Co. (Banks)	5,550	193,972
MSCI, Inc. - Class A (Software)	450	20,997
NASDAQ Stock Market, Inc. (Diversified Financial Services)	450	19,467
National Retail Properties, Inc. (REIT)	450	17,154
Navient Corp. (Diversified Financial Services)	1,500	29,670
New York Community Bancorp (Savings & Loans)	1,650	26,317
Northern Trust Corp. (Banks)	750	49,725
NorthStar Asset Managenent Group, Inc.* (Diversified Financial Services)	600	10,872
NorthStar Realty Finance Corp. (REIT)	750	13,935
Ocwen Financial Corp.* (Diversified Financial Services)	450	10,602
Old Republic International Corp. (Insurance)	900	13,293
OMEGA Healthcare Investors, Inc. (REIT)	450	17,172
PacWest Bancorp (Banks)	300	12,798
PartnerRe, Ltd. (Insurance)	150	17,354
Pebblebrook Hotel Trust (REIT)	300	12,780
People’s United Financial, Inc. (Savings & Loans)	1,200	17,544
Piedmont Office Realty Trust, Inc. - Class A (REIT)	600	11,670
Platinum Underwriters Holdings, Ltd. (Insurance)	150	9,395
Plum Creek Timber Co., Inc. (REIT)	600	24,606

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
PNC Financial Services Group (Banks)	1,950	$168,460
Popular, Inc.* (Banks)	450	14,346
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	150	9,488
Post Properties, Inc. (REIT)	150	8,391
Potlatch Corp. (REIT)	150	6,599
Primerica, Inc. (Insurance)	150	7,673
Principal Financial Group, Inc. (Insurance)	1,050	54,989
PrivateBancorp, Inc. (Banks)	300	9,696
ProAssurance Corp. (Insurance)	150	7,017
Progressive Corp. (Insurance)	1,950	51,500
Prologis, Inc. (REIT)	1,800	74,969
Prosperity Bancshares, Inc. (Banks)	150	9,059
Protective Life Corp. (Insurance)	300	20,904
Prudential Financial, Inc. (Insurance)	1,650	146,090
Public Storage, Inc. (REIT)	600	110,603
Radian Group, Inc. (Insurance)	750	12,638
Raymond James Financial Corp. (Diversified Financial Services)	450	25,259
Rayonier, Inc. (REIT)	450	15,062
Realogy Holdings Corp.* (Real Estate)	600	24,606
Realty Income Corp. (REIT)	750	34,523
Redwood Trust, Inc. (REIT)	300	5,637
Regency Centers Corp. (REIT)	300	18,210
Regions Financial Corp. (Banks)	4,950	49,154
Reinsurance Group of America, Inc. (Insurance)	300	25,275
RenaissanceRe Holdings (Insurance)	150	15,500
Retail Properties of America, Inc. (REIT)	900	14,121
RLI Corp. (Insurance)	150	7,439
RLJ Lodging Trust (REIT)	450	14,499
Ryman Hospitality Properties, Inc. (REIT)	150	7,403
Santander Consumer USA Holdings, Inc. (Diversified Financial Services)	300	5,550
SEI Investments Co. (Commercial Services)	450	17,397
Senior Housing Properties Trust (REIT)	750	16,943
Signature Bank* (Banks)	150	18,170
Simon Property Group, Inc. (REIT)	1,200	215,051
SL Green Realty Corp. (REIT)	300	34,710
SLM Corp. (Diversified Financial Services)	1,500	14,325
Sovran Self Storage, Inc. (REIT)	150	12,764
Spirit Realty Capital, Inc. (REIT)	1,500	17,850
St. Joe Co.* (Real Estate)	300	5,745
StanCorp Financial Group, Inc. (Insurance)	150	10,434
Starwood Property Trust, Inc. (REIT)	750	16,920
State Street Corp. (Banks)	1,500	113,190
Stifel Financial Corp.* (Diversified Financial Services)	300	14,253
Strategic Hotels & Resorts, Inc.* (REIT)	900	11,565
Sun Communities, Inc. (REIT)	150	8,696
Sunstone Hotel Investors, Inc. (REIT)	750	11,483
SunTrust Banks, Inc. (Banks)	1,950	76,323
Susquehanna Bancshares, Inc. (Banks)	750	7,358
SVB Financial Group* (Banks)	150	16,799
Symetra Financial Corp. (Insurance)	300	7,110
Synchrony Financial* (Diversified Financial Services)	450	12,159
Synovus Financial Corp. (Banks)	450	11,412
T. Rowe Price Group, Inc. (Diversified Financial Services)	900	73,881
Tanger Factory Outlet Centers, Inc. (REIT)	300	10,731
Taubman Centers, Inc. (REIT)	300	22,815
TCF Financial Corp. (Banks)	600	9,270
TD Ameritrade Holding Corp. (Diversified Financial Services)	1,050	35,427
Texas Capital Bancshares, Inc.* (Banks)	150	9,173
The Charles Schwab Corp. (Diversified Financial Services)	4,200	120,413
The Chubb Corp. (Insurance)	900	89,424
The Geo Group, Inc. (REIT)	300	11,982
The Goldman Sachs Group, Inc. (Banks)	1,500	284,984
The Howard Hughes Corp.* (Real Estate)	150	22,107
The Macerich Co. (REIT)	450	31,725
The Travelers Cos., Inc. (Insurance)	1,200	120,959
Torchmark Corp. (Insurance)	450	23,832
Trustmark Corp. (Banks)	300	7,299
Two Harbors Investment Corp. (REIT)	1,350	13,676
U.S. Bancorp (Banks)	6,600	281,159
UDR, Inc. (REIT)	900	27,207
UMB Financial Corp. (Banks)	150	8,937
Umpqua Holdings Corp. (Banks)	750	13,200
United Bankshares, Inc. (Banks)	300	10,284
UnumProvident Corp. (Insurance)	900	30,114
Validus Holdings, Ltd. (Insurance)	300	11,934
Valley National Bancorp (Banks)	750	7,485
Ventas, Inc. (REIT)	1,050	71,935
Visa, Inc. - Class A (Diversified Financial Services)	1,800	434,574
Vornado Realty Trust (REIT)	600	65,687
Voya Financial, Inc. (Insurance)	600	23,550
W.R. Berkley Corp. (Insurance)	300	15,462
Waddell & Reed Financial, Inc. - Class A (Diversified Financial Services)	300	14,322
Washington Federal, Inc. (Savings & Loans)	300	6,549
Washington Prime Group, Inc. (REIT)	600	10,578
Washington REIT (REIT)	300	8,478
Webster Financial Corp. (Banks)	300	9,402
Weingarten Realty Investors (REIT)	450	16,313
Wells Fargo & Co. (Banks)	17,250	915,802
Western Union Co. (Commercial Services)	1,950	33,072
Weyerhaeuser Co. (REIT)	1,950	66,027
Willis Group Holdings PLC (Insurance)	600	24,317
Wintrust Financial Corp. (Banks)	150	6,948
WP Carey, Inc. (Real Estate)	300	20,316
XL Group PLC (Insurance)	900	30,492
Zions Bancorp (Banks)	750	21,728
TOTAL COMMON STOCKS (Cost $9,672,072)		14,106,989

See accompanying notes to schedules of portfolio investments.

	Principal Amount	Value
Repurchase Agreements(a)(b)(40.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $10,861,031	$10,861,000	$10,861,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,861,000)		10,861,000

TOTAL INVESTMENT SECURITIES (Cost $20,533,072) - 94.0%		24,967,989
Net other assets (liabilities) - 6.0%		1,580,314

NET ASSETS - 100.0%		$26,548,303

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $5,020,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Financials Index	Goldman Sachs International	11/24/14	0.62%	$14,401,594	$521,481
Dow Jones U.S. Financials Index	UBS AG	11/24/14	0.37%	11,192,606	456,144
				$25,594,200	$977,625

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Financials UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Banks	$5,314,106	20.0%
Commercial Services	543,038	2.0%
Diversified Financial Services	2,010,767	7.6%
Insurance	3,242,413	12.2%
Real Estate	145,194	0.5%
REIT	2,733,917	10.3%
Savings & Loans	96,557	0.4%
Software	20,997	0.1%
Other **	12,441,314	46.9%
Total	$26,548,303	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Health Care UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (56.4%)
Abbott Laboratories (Pharmaceuticals)	22,873	$997,034
AbbVie, Inc. (Pharmaceuticals)	24,158	1,533,067
Acadia Healthcare Co., Inc.* (Healthcare - Services)	771	47,841
Actavis PLC* (Pharmaceuticals)	4,112	998,147
Aetna, Inc. (Healthcare - Services)	5,397	445,306
Akorn, Inc.* (Pharmaceuticals)	1,028	45,797
Alere, Inc.* (Healthcare - Products)	1,285	51,361
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,084	590,154
Align Technology, Inc.* (Healthcare - Products)	1,028	54,093
Alkermes PLC* (Pharmaceuticals)	2,313	116,922
Allergan, Inc. (Pharmaceuticals)	4,626	879,218
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	1,028	95,337
Amgen, Inc. (Biotechnology)	11,565	1,875,612
Bard (C.R.), Inc. (Healthcare - Products)	1,028	168,561
Baxter International, Inc. (Healthcare - Products)	8,224	576,831
Becton, Dickinson & Co. (Healthcare - Products)	2,827	363,835
Biogen Idec, Inc.* (Biotechnology)	3,598	1,155,246
BioMarin Pharmaceuticals, Inc.* (Biotechnology)	2,313	190,823
Bio-Rad Laboratories, Inc.* - Class A (Biotechnology)	257	28,995
Boston Scientific Corp.* (Healthcare - Products)	20,046	266,211
Bristol-Myers Squibb Co. (Pharmaceuticals)	25,186	1,465,573
Brookdale Senior Living, Inc.* (Healthcare - Services)	2,827	95,298
Bruker Corp.* (Life Sciences Tools & Services)	1,799	37,293
CareFusion Corp.* (Healthcare - Products)	3,084	176,929
Celgene Corp.* (Biotechnology)	12,079	1,293,540
Centene Corp.* (Healthcare - Services)	771	71,449
Cepheid, Inc.* (Healthcare - Products)	1,028	54,494
Charles River Laboratories International, Inc.* (Biotechnology)	771	48,696
CIGNA Corp. (Healthcare - Services)	4,112	409,432
Community Health Systems, Inc.* (Healthcare - Services)	1,799	98,891
Covance, Inc.* (Healthcare - Services)	771	61,603
Covidien PLC (Healthcare - Products)	6,939	641,441
Cubist Pharmaceuticals, Inc.* (Biotechnology)	1,028	74,314
DaVita, Inc.* (Healthcare - Services)	2,570	200,640
DENTSPLY International, Inc. (Healthcare - Products)	2,056	104,383
Dexcom, Inc.* (Healthcare - Products)	1,028	46,209
Edwards Lifesciences Corp.* (Healthcare - Products)	1,542	186,459
Eli Lilly & Co. (Pharmaceuticals)	14,906	988,715
Endo International PLC* (Pharmaceuticals)	2,313	154,786
Envision Healthcare Holdings, Inc.* (Healthcare - Services)	2,056	71,857
Express Scripts Holding Co.* (Pharmaceuticals)	11,308	868,681
Gilead Sciences, Inc.* (Biotechnology)	22,873	2,561,775
Haemonetics Corp.* (Healthcare - Products)	771	29,082
Halyard Health, Inc.* (Healthcare - Products)	771	29,275
HCA Holdings, Inc.* (Healthcare - Services)	4,626	324,051
Health Net, Inc.* (Healthcare - Services)	1,285	61,050
Healthcare Services Group, Inc. (Commercial Services)	1,028	30,614
HealthSouth Corp. (Healthcare - Services)	1,285	51,824
Henry Schein, Inc.* (Healthcare - Products)	1,285	154,239
Hill-Rom Holdings, Inc. (Healthcare - Products)	771	34,294
HMS Holdings Corp.* (Commercial Services)	1,285	29,851
Hologic, Inc.* (Healthcare - Products)	3,598	94,232
Hospira, Inc.* (Healthcare - Products)	2,570	138,009
Humana, Inc. (Healthcare - Services)	2,313	321,160
IDEXX Laboratories, Inc.* (Healthcare - Products)	771	109,228
Illumina, Inc.* (Biotechnology)	2,056	395,944
Impax Laboratories, Inc.* (Pharmaceuticals)	1,028	29,781
Incyte Corp.* (Biotechnology)	2,313	155,110
Intercept Pharmaceuticals, Inc.* (Healthcare - Products)	257	66,407
Intuitive Surgical, Inc.* (Healthcare - Products)	514	254,841
Isis Pharmaceuticals, Inc.* (Biotechnology)	1,799	82,862
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,028	173,568
Johnson & Johnson (Pharmaceuticals)	42,662	4,598,109
Laboratory Corp. of America Holdings* (Healthcare - Services)	1,285	140,438
LifePoint Hospitals, Inc.* (Healthcare - Services)	771	53,970
Magellan Health Services, Inc.* (Healthcare - Services)	514	31,107
Mallinckrodt PLC* (Pharmaceuticals)	1,799	165,832
MannKind Corp.* (Pharmaceuticals)	3,855	23,169
Medivation, Inc.* (Biotechnology)	1,285	135,825
Mednax, Inc.* (Healthcare - Services)	1,542	96,267
Medtronic, Inc. (Healthcare - Products)	14,906	1,015,992
Merck & Co., Inc. (Pharmaceuticals)	43,690	2,531,398
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,654	302,772
Myriad Genetics, Inc.* (Biotechnology)	1,028	40,596
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,542	42,251
Owens & Minor, Inc. (Distribution/Wholesale)	1,028	34,253
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	514	47,709
PAREXEL International Corp.* (Commercial Services)	771	41,873

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Patterson Cos., Inc. (Healthcare - Products)	1,285	$55,396
PDL BioPharma, Inc. (Biotechnology)	2,313	19,730
Perrigo Co. PLC (Pharmaceuticals)	2,056	331,940
Pfizer, Inc. (Pharmaceuticals)	96,118	2,878,733
Pharmacyclics, Inc.* (Pharmaceuticals)	1,028	134,329
Puma Biotechnology, Inc.* (Biotechnology)	257	64,404
Quest Diagnostics, Inc. (Healthcare - Services)	2,313	146,783
Quintiles Transnational Holdings, Inc.* (Healthcare - Services)	1,028	60,179
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,028	404,744
ResMed, Inc. (Healthcare - Products)	2,056	107,364
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,028	147,878
Seattle Genetics, Inc.* (Biotechnology)	1,542	56,545
Sirona Dental Systems, Inc.* (Healthcare - Products)	771	60,562
St. Jude Medical, Inc. (Healthcare - Products)	4,369	280,359
STERIS Corp. (Healthcare - Products)	771	47,648
Stryker Corp. (Healthcare - Products)	4,626	404,914
Team Health Holdings, Inc.* (Commercial Services)	1,028	64,291
Techne Corp. (Healthcare - Products)	514	46,800
Teleflex, Inc. (Healthcare - Products)	514	58,658
Tenet Healthcare Corp.* (Healthcare - Services)	1,542	86,429
The Cooper Cos., Inc. (Healthcare - Products)	771	126,367
Theravance, Inc. (Biotechnology)	1,285	20,586
Thermo Fisher Scientific, Inc. (Electronics)	6,168	725,172
Thoratec Corp.* (Healthcare - Products)	771	20,956
United Therapeutics Corp.* (Biotechnology)	771	100,978
UnitedHealth Group, Inc. (Healthcare - Services)	14,649	1,391,802
Universal Health Services, Inc. - Class B (Healthcare - Services)	1,285	133,267
Varian Medical Systems, Inc.* (Healthcare - Products)	1,542	129,713
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,598	405,279
Waters Corp.* (Electronics)	1,285	142,378
WellCare Health Plans, Inc.* (Healthcare - Services)	771	52,328
WellPoint, Inc. (Healthcare - Services)	4,112	520,950
West Pharmaceutical Services, Inc. (Healthcare - Products)	1,028	52,685
Zimmer Holdings, Inc. (Healthcare - Products)	2,570	285,887
Zoetis, Inc. (Pharmaceuticals)	7,710	286,504
TOTAL COMMON STOCKS
(Cost $30,483,180)		41,912,370

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $26,190,075	$26,190,000	$26,190,000

TOTAL REPURCHASE AGREEMENTS
(Cost $26,190,000)		26,190,000

TOTAL INVESTMENT SECURITIES
(Cost $56,673,180) - 91.7%		68,102,370
Net other assets (liabilities) - 8.3%		6,146,268

NET ASSETS - 100.0%		$74,248,638

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $12,550,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Health Care Index	Goldman Sachs International	11/24/14	0.62%	$38,704,256	$1,326,278
Dow Jones U.S. Health Care Index	UBS AG	11/24/14	0.42%	30,313,942	1,272,585
				$69,018,198	$2,598,863

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Health Care UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Biotechnology	$9,839,345	13.3%
Commercial Services	166,629	0.2%
Distribution/Wholesale	34,253	NM
Electronics	867,550	1.2%
Healthcare - Products	6,293,714	8.5%
Healthcare - Services	4,973,921	6.7%
Life Sciences Tools & Services	37,293	0.1%
Pharmaceuticals	19,699,665	26.4%
Other **	32,336,268	43.6%
Total	$74,248,638	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to schedules of portfolio investments.

Industrials UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (67.5%)
3M Co. (Miscellaneous Manufacturing)	1,908	$293,392
Accenture PLC - Class A (Computers)	1,855	150,478
Actuant Corp. - Class A (Miscellaneous Manufacturing)	212	6,718
Acuity Brands, Inc. (Electrical Components & Equipment)	106	14,780
Advisory Board Co.* (Commercial Services)	106	5,689
Aecom Technology Corp.* (Engineering & Construction)	424	13,801
AGCO Corp. (Machinery-Diversified)	265	11,742
Agilent Technologies, Inc. (Electronics)	1,007	55,666
Air Lease Corp. (Diversified Financial Services)	265	9,696
Allegion PLC (Electronics)	265	14,069
Alliance Data Systems Corp.* (Commercial Services)	159	45,053
Alliant Techsystems, Inc. (Aerospace/Defense)	106	12,398
Allison Transmission HlD (Automobile Manufacturers)	477	15,493
Ametek, Inc. (Electrical Components & Equipment)	742	38,695
Amphenol Corp. - Class A (Electronics)	954	48,253
Anixter International, Inc. (Telecommunications)	106	9,028
Applied Industrial Technologies, Inc. (Machinery-Diversified)	106	5,174
AptarGroup, Inc. (Miscellaneous Manufacturing)	212	13,195
Armstrong World Industries, Inc.* (Building Products)	159	7,699
Arrow Electronics, Inc.* (Distribution/Wholesale)	318	18,081
Automatic Data Processing, Inc. (Commercial Services)	1,431	117,026
Avery Dennison Corp. (Household Products/Wares)	265	12,415
Avnet, Inc. (Electronics)	424	18,338
Babcock & Wilcox Co. (Machinery-Diversified)	318	9,095
Ball Corp. (Packaging & Containers)	424	27,319
BE Aerospace, Inc.* (Aerospace/Defense)	318	23,675
Belden, Inc. (Electrical Components & Equipment)	106	7,546
Bemis Co., Inc. (Packaging & Containers)	318	12,233
Berry Plastics Group, Inc.* (Packaging & Containers)	371	9,653
Boeing Co. (Aerospace/Defense)	2,014	251,569
Broadridge Financial Solutions, Inc. (Software)	371	16,298
C.H. Robinson Worldwide, Inc. (Transportation)	424	29,345
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	212	18,843
Caterpillar, Inc. (Machinery - Construction & Mining)	1,855	188,116
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	265	14,480
Cintas Corp. (Commercial Services)	265	19,409
Civeo Corp. (Commercial Services)	318	3,876
Clarcor, Inc. (Miscellaneous Manufacturing)	159	10,647
Clean Harbors, Inc.* (Environmental Control)	159	7,891
Cognex Corp.* (Machinery-Diversified)	265	10,483
Colfax Corp.* (Miscellaneous Manufacturing)	265	14,411
Convergys Corp. (Commercial Services)	318	6,414
Con-way, Inc. (Transportation)	159	6,896
CoreLogic, Inc.* (Commercial Services)	265	8,313
CoStar Group, Inc.* (Commercial Services)	106	17,076
Covanta Holding Corp. (Environmental Control)	371	8,188
Crane Co. (Miscellaneous Manufacturing)	159	9,914
Crown Holdings, Inc.* (Packaging & Containers)	424	20,322
CSX Corp. (Transportation)	2,968	105,750
Cummins, Inc. (Machinery-Diversified)	530	77,475
Curtiss-Wright Corp. (Aerospace/Defense)	159	11,004
Danaher Corp. (Miscellaneous Manufacturing)	1,802	144,880
Deere & Co. (Machinery-Diversified)	1,060	90,673
Deluxe Corp. (Commercial Services)	159	9,667
DigitalGlobe, Inc.* (Telecommunications)	212	6,061
Donaldson Co., Inc. (Miscellaneous Manufacturing)	371	15,426
Dover Corp. (Miscellaneous Manufacturing)	477	37,893
Eagle Materials, Inc. (Building Materials)	159	13,901
Eaton Corp. (Miscellaneous Manufacturing)	1,431	97,866
EMCOR Group, Inc. (Engineering & Construction)	212	9,356
Emerson Electric Co. (Electrical Components & Equipment)	2,067	132,413
EnerSys (Electrical Components & Equipment)	159	9,985
Equifax, Inc. (Commercial Services)	371	28,100
Esterline Technologies Corp.* (Aerospace/Defense)	106	12,414
Euronet Worldwide, Inc.* (Commercial Services)	159	8,534
Exelis, Inc. (Aerospace/Defense)	583	10,407
Expeditors International of Washington, Inc. (Transportation)	583	24,871
Fastenal Co. (Distribution/Wholesale)	795	35,012
FedEx Corp. (Transportation)	795	133,083
FEI Co. (Electronics)	106	8,934
Fidelity National Information Services, Inc. (Software)	848	49,515
Fiserv, Inc.* (Software)	742	51,554
FleetCor Technologies, Inc.* (Commercial Services)	212	31,920
FLIR Systems, Inc. (Electronics)	424	14,217
Flowserve Corp. (Machinery-Diversified)	424	28,828
Fluor Corp. (Engineering & Construction)	477	31,643
Fortune Brands Home & Security, Inc. (Building Materials)	477	20,630
Foster Wheeler AG (Engineering & Construction)	318	9,868
FTI Consulting, Inc.* (Commercial Services)	106	4,280

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
GATX Corp. (Trucking & Leasing)	159	$10,081
Generac Holdings, Inc.* (Electrical Components & Equipment)	212	9,612
General Dynamics Corp. (Aerospace/Defense)	954	133,331
General Electric Co. (Miscellaneous Manufacturing)	29,892	771,512
Genesee & Wyoming, Inc.* - Class A (Transportation)	159	15,296
Genpact, Ltd.* (Commercial Services)	477	8,371
Global Payments, Inc. (Commercial Services)	212	17,066
Graco, Inc. (Machinery-Diversified)	159	12,482
Graphic Packaging Holding Co.* (Packaging & Containers)	954	11,572
Greif, Inc. - Class A (Packaging & Containers)	106	4,670
Harsco Corp. (Miscellaneous Manufacturing)	265	5,745
HD Supply Holdings, Inc.* (Trading Companies & Distributors)	371	10,700
HEICO Corp. (Aerospace/Defense)	159	8,624
Hexcel Corp.* (Miscellaneous Manufacturing)	265	11,101
Hillenbrand, Inc. (Miscellaneous Manufacturing)	212	7,057
Honeywell International, Inc. (Electronics)	2,332	224,152
Hub Group, Inc.* - Class A (Transportation)	106	3,847
Hubbell, Inc. - Class B (Electrical Components & Equipment)	159	18,032
Huntington Ingalls Industries, Inc. (Shipbuilding)	159	16,825
IDEX Corp. (Machinery-Diversified)	212	15,881
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,060	96,513
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	795	49,783
IPG Photonics Corp.* (Semiconductors)	106	7,781
Itron, Inc.* (Electronics)	106	4,127
ITT Corp. (Miscellaneous Manufacturing)	265	11,941
J.B. Hunt Transport Services, Inc. (Transportation)	265	21,139
Jabil Circuit, Inc. (Electronics)	583	12,214
Jack Henry & Associates, Inc. (Computers)	265	15,852
Jacobs Engineering Group, Inc.* (Engineering & Construction)	371	17,604
Joy Global, Inc. (Machinery - Construction & Mining)	318	16,736
Kansas City Southern Industries, Inc. (Transportation)	318	39,047
KBR, Inc. (Engineering & Construction)	424	8,090
Kennametal, Inc. (Hand/Machine Tools)	212	8,185
Kirby Corp.* (Transportation)	159	17,582
Knowles Corp.* (Telecommunications)	265	5,157
L-3 Communications Holdings, Inc. (Aerospace/Defense)	265	32,187
Landstar System, Inc. (Transportation)	159	11,768
Lennox International, Inc. (Building Materials)	159	14,138
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	212	15,366
LinkedIn Corp.* - Class A (Internet)	318	72,809
Littelfuse, Inc. (Electrical Components & Equipment)	53	5,170
Lockheed Martin Corp. (Aerospace/Defense)	795	151,503
Louisiana-Pacific Corp.* (Building Materials)	424	6,190
Manitowoc Co. (Machinery-Diversified)	424	8,836
Manpower, Inc. (Commercial Services)	212	14,151
Martin Marietta Materials (Building Materials)	159	18,590
Masco Corp. (Building Materials)	1,060	23,395
MAXIMUS, Inc. (Commercial Services)	212	10,274
MDU Resources Group, Inc. (Electric)	583	16,429
MeadWestvaco Corp. (Forest Products & Paper)	477	21,069
Mettler Toledo International, Inc.* (Electronics)	106	27,397
Moog, Inc.* - Class A (Aerospace/Defense)	106	8,113
MRC Global, Inc.* (Oil & Gas Services)	318	6,688
MSA Safety, Inc. (Machinery - Construction & Mining)	106	6,092
MSC Industrial Direct Co. - Class A (Retail)	159	12,874
Mueller Industries, Inc. (Metal Fabricate/Hardware)	159	5,161
National Instruments Corp. (Electronics)	318	10,074
Navistar International Corp.* (Auto Manufacturers)	212	7,498
NeuStar, Inc.* - Class A (Telecommunications)	159	4,199
Nordson Corp. (Machinery-Diversified)	159	12,171
Norfolk Southern Corp. (Transportation)	901	99,687
Northrop Grumman Corp. (Aerospace/Defense)	636	87,743
NOW, Inc.* (Oil & Gas Services)	318	9,559
Old Dominion Freight Line, Inc.* (Transportation)	212	15,448
Oshkosh Truck Corp. (Auto Manufacturers)	265	11,861
Owens Corning, Inc. (Building Materials)	371	11,894
Owens-Illinois, Inc.* (Packaging & Containers)	477	12,292
PACCAR, Inc. (Auto Manufacturers)	1,060	69,240
Packaging Corp. of America (Packaging & Containers)	318	22,921
Pall Corp. (Miscellaneous Manufacturing)	318	29,072
Parker Hannifin Corp. (Miscellaneous Manufacturing)	424	53,861
Paychex, Inc. (Software)	954	44,781
Pentair PLC (Miscellaneous Manufacturing)	583	39,090
PerkinElmer, Inc. (Electronics)	318	13,808
Precision Castparts Corp. (Metal Fabricate/Hardware)	424	93,577
Quanta Services, Inc.* (Commercial Services)	636	21,675
R.R. Donnelley & Sons Co. (Commercial Services)	583	10,173
Raytheon Co. (Aerospace/Defense)	901	93,596

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Regal-Beloit Corp. (Hand/Machine Tools)	159	$11,284
Republic Services, Inc. (Environmental Control)	742	28,493
Robert Half International, Inc. (Commercial Services)	424	23,227
Rock-Tenn Co. - Class A (Packaging & Containers)	424	21,688
Rockwell Automation, Inc. (Machinery-Diversified)	424	47,636
Rockwell Collins, Inc. (Aerospace/Defense)	424	35,680
Roper Industries, Inc. (Machinery-Diversified)	318	50,339
Ryder System, Inc. (Transportation)	159	14,067
Sealed Air Corp. (Packaging & Containers)	636	23,056
Sensata Tech Holding N.V.* (Electronics)	477	23,282
Sherwin-Williams Co. (Chemicals)	265	60,834
Silgan Holdings, Inc. (Packaging & Containers)	106	5,211
Smith Corp. (Miscellaneous Manufacturing)	212	11,310
Sonoco Products Co. (Packaging & Containers)	318	12,997
Spirit Aerosystems Holdings, Inc.* - Class A (Aerospace/Defense)	371	14,595
SPX Corp. (Miscellaneous Manufacturing)	106	10,048
Stericycle, Inc.* (Environmental Control)	265	33,390
TE Connectivity, Ltd. (Electronics)	1,219	74,518
Teledyne Technologies, Inc.* (Aerospace/Defense)	106	10,985
Terex Corp. (Machinery - Construction & Mining)	318	9,149
TETRA Tech, Inc. (Environmental Control)	212	5,684
Textron, Inc. (Miscellaneous Manufacturing)	848	35,217
The ADT Corp. (Commercial Services)	530	18,995
The Corporate Executive Board Co. (Commercial Services)	106	7,812
The Timken Co. (Metal Fabricate/Hardware)	212	9,114
The Valspar Corp. (Chemicals)	212	17,418
Toro Co. (Housewares)	159	9,815
Total System Services, Inc. (Commercial Services)	477	16,118
Towers Watson & Co. - Class A (Commercial Services)	212	23,381
TransDigm Group, Inc. (Aerospace/Defense)	159	29,738
Trimble Navigation, Ltd.* (Electronics)	795	21,354
Trinity Industries, Inc. (Miscellaneous Manufacturing)	477	17,034
Triumph Group, Inc. (Aerospace/Defense)	159	11,071
Tyco International, Ltd. (Electronics)	1,325	56,882
Union Pacific Corp. (Transportation)	2,650	308,592
United Parcel Service, Inc. - Class B (Transportation)	2,120	222,409
United Rentals, Inc.* (Commercial Services)	265	29,166
United Stationers, Inc. (Distribution/Wholesale)	106	4,428
United Technologies Corp. (Aerospace/Defense)	2,544	272,207
USG Corp.* (Building Materials)	265	7,118
Valmont Industries, Inc. (Metal Fabricate/Hardware)	53	7,217
Vectrus, Inc.* (Aerospace/Defense)	53	1,295
Verisk Analytics, Inc.* - Class A (Commercial Services)	424	26,436
Vishay Intertechnology, Inc. (Electronics)	424	5,728
Vulcan Materials Co. (Building Materials)	371	22,895
W.W. Grainger, Inc. (Distribution/Wholesale)	159	39,241
Wabtec Corp. (Machinery-Diversified)	265	22,870
Waste Connections, Inc. (Environmental Control)	371	18,513
Waste Management, Inc. (Environmental Control)	1,272	62,188
Watsco, Inc. (Distribution/Wholesale)	106	10,772
WESCO International, Inc.* (Distribution/Wholesale)	106	8,735
WEX, Inc.* (Commercial Services)	106	12,037
Woodward, Inc. (Electronics)	159	8,142
Xerox Corp. (Office/Business Equipment)	3,233	42,934
Xylem, Inc. (Machinery-Diversified)	530	19,271
Zebra Technologies Corp.* - Class A (Machinery-Diversified)	159	11,727
TOTAL COMMON STOCKS
(Cost $5,238,514)		7,830,522

	Principal Amount	Value
Repurchase Agreements(a)(b)(20.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $2,337,007	$2,337,000	$2,337,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,337,000)		2,337,000

TOTAL INVESTMENT SECURITIES
(Cost $7,575,514) - 87.7%		10,167,522
Net other assets (liabilities) - 12.3%		1,419,999

NET ASSETS - 100.0%		$11,587,521

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $1,542,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S Industrials Index	Goldman Sachs International	11/24/14	0.62%	$4,997,879	$117,796
Dow Jones U.S Industrials Index	UBS AG	11/24/14	0.42%	4,540,266	166,397
				$9,538,145	$284,193

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Industrials UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Aerospace/Defense	$1,212,135	10.5%
Auto Manufacturers	88,599	0.8%
Automobile Manufacturers	15,493	0.1%
Building Materials	138,751	1.2%
Building Products	7,699	0.1%
Chemicals	78,251	0.7%
Commercial Services	544,239	4.7%
Computers	166,330	1.4%
Distribution/Wholesale	116,269	1.0%
Diversified Financial Services	9,696	0.1%
Electric	16,429	0.1%
Electrical Components & Equipment	236,232	2.0%
Electronics	641,156	5.5%
Engineering & Construction	104,842	0.9%
Environmental Control	164,347	1.4%
Forest Products & Paper	21,069	0.2%
Hand/Machine Tools	34,835	0.3%
Household Products/Wares	12,415	0.1%
Housewares	9,815	0.1%
Internet	72,809	0.6%
Machinery - Construction & Mining	220,093	1.9%
Machinery-Diversified	434,682	3.8%
Metal Fabricate/Hardware	115,069	1.0%
Miscellaneous Manufacturing	1,812,471	15.6%
Office/Business Equipment	42,934	0.4%
Oil & Gas Services	16,247	0.1%
Packaging & Containers	183,934	1.6%
Retail	12,874	0.1%
Semiconductors	7,781	0.1%
Shipbuilding	16,825	0.1%
Software	162,148	1.4%
Telecommunications	24,445	0.2%
Trading Companies & Distributors	10,700	0.1%
Transportation	1,068,827	9.2%
Trucking & Leasing	10,081	0.1%
Other **	3,756,999	32.5%
Total	$11,587,521	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Internet UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (78.8%)
Akamai Technologies, Inc.* (Software)	20,116	$1,212,995
Allscripts Healthcare Solutions, Inc.* (Software)	40,232	551,983
Amazon.com, Inc.* (Internet)	12,626	3,856,738
Blucora, Inc.* (Internet)	19,046	322,830
Conversant, Inc.* (Internet)	17,762	626,111
Cornerstone OnDemand, Inc.* (Software)	12,840	465,707
DealerTrack Holdings, Inc.* (Software)	11,770	553,779
Demandware, Inc.* (Software)	9,202	551,660
Digital River, Inc.* (Software)	16,692	426,814
E*TRADE Financial Corp.* (Diversified Financial Services)	42,158	940,123
EarthLink Holdings Corp. (Telecommunications)	58,850	210,683
eBay, Inc.* (Internet)	55,640	2,921,101
Ebix, Inc. (Software)	16,692	246,207
Equinix, Inc. (Internet)	5,778	1,207,024
Expedia, Inc. (Internet)	12,626	1,072,831
Facebook, Inc.* - Class A (Internet)	63,130	4,734,118
Google, Inc.* - Class C (Internet)	4,280	2,392,862
Google, Inc.* - Class A (Internet)	4,280	2,430,484
Groupon, Inc.* (Internet)	91,164	666,409
IAC/InterActiveCorp (Internet)	12,198	825,683
j2 Global, Inc. (Computers)	11,128	601,914
Juniper Networks, Inc. (Telecommunications)	48,578	1,023,539
LinkedIn Corp.* - Class A (Internet)	7,918	1,812,905
LivePerson, Inc.* (Computers)	22,898	329,731
Netflix, Inc.* (Internet)	4,066	1,597,003
NETGEAR, Inc.* (Telecommunications)	12,412	422,504
NetSuite, Inc.* (Software)	7,490	813,863
Pandora Media, Inc.* (Internet)	31,244	602,384
Priceline.com, Inc.* (Internet)	2,568	3,097,547
Rackspace Hosting, Inc.* (Internet)	20,758	796,277
Salesforce.com, Inc.* (Software)	36,380	2,327,956
Sapient Corp.* (Internet)	32,742	567,091
Sonus Networks, Inc.* (Telecommunications)	94,160	326,735
TD Ameritrade Holding Corp. (Diversified Financial Services)	34,026	1,148,037
Tibco Software, Inc.* (Internet)	31,458	735,173
TripAdvisor, Inc.* (Internet)	12,626	1,119,421
Twitter, Inc.* (Internet)	36,380	1,508,679
United Online, Inc. (Internet)	12,626	141,664
VeriSign, Inc.* (Internet)	16,692	997,514
VirnetX Holding Corp.* (Internet)	19,902	116,825
Yahoo!, Inc.* (Internet)	56,068	2,581,931
TOTAL COMMON STOCKS (Cost $33,277,555)		48,884,835

	Principal Amount	Value
Repurchase Agreements(a)(b)(19.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $12,123,035	$12,123,000	$12,123,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,123,000)		12,123,000

TOTAL INVESTMENT SECURITIES (Cost $45,400,555) - 98.3%		61,007,835
Net other assets (liabilities) - 1.7%		1,028,668

NET ASSETS - 100.0%		$62,036,503

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $8,496,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Internet Composite Index	Goldman Sachs International	11/24/14	0.62%	$19,791,973	$644,942
Dow Jones Internet Composite Index	UBS AG	11/24/14	0.42%	24,534,923	833,260
				$44,326,896	$1,478,202

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Internet UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Computers	$931,645	1.5%
Diversified Financial Services	2,088,161	3.4%
Internet	36,730,604	59.2%
Software	7,150,964	11.5%
Telecommunications	1,983,461	3.2%
Other **	13,151,668	21.2%
Total	$62,036,503	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Mobile Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (50.5%)
SBA Communications Corp.* - Class A (Telecommunications)	11,049	$1,241,135
Sprint Corp.* (Telecommunications)	67,818	402,161
Telephone & Data Systems, Inc. (Telecommunications)	8,382	214,914
T-Mobile U.S., Inc.* (Telecommunications)	22,860	667,283
TOTAL COMMON STOCKS (Cost $1,346,258)		2,525,493

	Principal Amount	Value
Repurchase Agreements(a)(b)(36.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $1,844,005	$1,844,000	$1,844,000

TOTAL REPURCHASE AGREEMENTS (Cost $1,844,000)		1,844,000

TOTAL INVESTMENT SECURITIES (Cost $3,190,258) - 87.3%		4,369,493
Net other assets (liabilities) - 12.7%		636,163

NET ASSETS - 100.0%		$5,005,656

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $1,017,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Mobile Telecommunications Index	Goldman Sachs International	11/24/14	0.62%	$2,533,912	$31,365
Dow Jones U.S. Mobile Telecommunications Index	UBS AG	11/24/14	0.42%	2,435,508	45,968
				$4,969,420	$77,333

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Mobile Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Telecommunications	$2,525,493	50.5%
Other **	2,480,163	49.5%
Total	$5,005,656	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil & Gas UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (69.8%)
Anadarko Petroleum Corp. (Oil & Gas)	7,208	$661,550
Antero Resources Corp.* (Oil & Gas)	742	38,910
Apache Corp. (Oil & Gas)	5,512	425,526
Athlon Energy, Inc.* (Oil & Gas)	954	55,618
Atwood Oceanics, Inc.* (Oil & Gas)	848	34,471
Baker Hughes, Inc. (Oil & Gas Services)	6,254	331,212
Bristow Group, Inc. (Transportation)	530	39,166
Cabot Oil & Gas Corp. (Oil & Gas)	5,936	184,610
Cameron International Corp.* (Oil & Gas Services)	2,862	170,432
CARBO Ceramics, Inc. (Oil & Gas Services)	318	16,431
Carrizo Oil & Gas, Inc.* (Oil & Gas)	636	33,034
Chart Industries, Inc.* (Machinery-Diversified)	424	19,737
Cheniere Energy, Inc.* (Oil & Gas)	3,180	238,500
Chesapeake Energy Corp. (Oil & Gas)	7,420	164,576
Chevron Corp. (Oil & Gas)	27,136	3,254,963
Cimarex Energy Co. (Oil & Gas)	1,272	144,588
Cobalt International Energy, Inc.* (Oil & Gas)	4,240	49,650
Concho Resources, Inc.* (Oil & Gas)	1,590	173,358
ConocoPhillips (Oil & Gas)	17,596	1,269,551
Continental Resources, Inc.* (Oil & Gas)	1,272	71,703
Core Laboratories N.V. (Oil & Gas Services)	636	88,741
Denbury Resources, Inc. (Oil & Gas)	5,088	63,091
Devon Energy Corp. (Oil & Gas)	5,512	330,720
Diamond Offshore Drilling, Inc. (Oil & Gas)	954	35,975
Diamondback Energy, Inc.* (Oil & Gas)	848	58,037
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,060	86,602
Dril-Quip, Inc.* (Oil & Gas Services)	530	47,674
Energen Corp. (Oil & Gas)	1,060	71,762
Energy XXI (Bermuda), Ltd. (Oil & Gas)	1,378	10,597
Ensco PLCADR - Class A (Oil & Gas)	3,392	137,681
EOG Resources, Inc. (Oil & Gas)	7,844	745,572
EQT Corp. (Oil & Gas)	2,120	199,365
Exterran Holdings, Inc. (Oil & Gas Services)	954	37,521
Exxon Mobil Corp. (Oil & Gas)	60,950	5,894,476
First Solar, Inc.* (Semiconductors)	1,060	62,434
FMC Technologies, Inc.* (Oil & Gas Services)	3,392	190,088
Forum Energy Technologies, Inc.* (Oil & Gas Services)	954	26,044
Gulfport Energy Corp.* (Oil & Gas)	1,272	63,829
Halliburton Co. (Oil & Gas Services)	12,190	672,157
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,378	36,710
Helmerich & Payne, Inc. (Oil & Gas)	1,590	138,044
Hess Corp. (Oil & Gas)	3,710	314,645
HollyFrontier Corp. (Oil & Gas)	2,862	129,878
Kinder Morgan, Inc. (Pipelines)	9,434	365,096
Kodiak Oil & Gas Corp.* (Oil & Gas)	3,816	41,175
Laredo Petroleum, Inc.* (Oil & Gas)	1,166	22,107
Marathon Oil Corp. (Oil & Gas)	9,646	341,468
Marathon Petroleum Corp. (Oil & Gas)	4,028	366,146
McDermott International, Inc.* (Oil & Gas Services)	3,392	13,025
Murphy Oil Corp. (Oil & Gas)	2,438	130,165
Nabors Industries, Ltd. (Oil & Gas)	4,134	73,792
National Oilwell Varco, Inc. (Oil & Gas Services)	6,148	446,591
Newfield Exploration Co.* (Oil & Gas)	1,908	62,220
Noble Corp. (Oil & Gas)	3,604	75,396
Noble Energy, Inc. (Oil & Gas)	5,194	299,330
Oasis Petroleum, Inc.* (Oil & Gas)	1,484	44,461
Occidental Petroleum Corp. (Oil & Gas)	11,130	989,791
Oceaneering International, Inc. (Oil & Gas Services)	1,590	111,729
OGE Energy Corp. (Electric Utilities)	2,862	106,724
Oil States International, Inc.* (Oil & Gas Services)	742	44,327
ONEOK, Inc. (Pipelines)	2,968	174,934
Patterson-UTI Energy, Inc. (Oil & Gas)	2,120	48,824
PBF Energy, Inc. (Oil & Gas Services)	1,272	33,161
Phillips 66 (Oil & Gas)	7,950	624,076
Pioneer Natural Resources Co. (Oil & Gas)	2,014	380,767
QEP Resources, Inc. (Oil & Gas)	2,332	58,463
Range Resources Corp. (Oil & Gas)	2,438	166,759
Rosetta Resources, Inc.* (Oil & Gas)	848	32,249
Rowan Cos. PLC - Class A (Oil & Gas)	1,802	43,735
SandRidge Energy, Inc.* (Oil & Gas)	5,618	21,910
Schlumberger, Ltd. (Oil & Gas Services)	18,550	1,830,142
SEACOR Holdings, Inc.* (Oil & Gas Services)	318	26,219
SemGroup Corp. - Class A (Pipelines)	636	48,813
SM Energy Co. (Oil & Gas)	954	53,710
SolarCity Corp.* (Electrical Equipment)	742	43,912
Southwestern Energy Co.* (Oil & Gas)	5,088	165,411
Spectra Energy Corp. (Pipelines)	9,540	373,300
Stone Energy Corp.* (Oil & Gas)	848	20,776
Superior Energy Services, Inc. (Oil & Gas Services)	2,226	55,984
Targa Resources Corp. (Oil & Gas Services)	424	54,539
Teekay Shipping Corp. (Transportation)	636	37,181
Tesoro Petroleum Corp. (Oil & Gas)	1,802	128,681
The Williams Cos., Inc. (Pipelines)	9,646	535,449
Tidewater, Inc. (Transportation)	742	27,358
Transocean, Ltd. (Oil & Gas)	4,876	145,451
Ultra Petroleum Corp.* (Oil & Gas)	2,226	50,753
Unit Corp.* (Oil & Gas)	636	30,795
Valero Energy Corp. (Oil & Gas)	7,526	376,977
Weatherford International PLC* (Oil & Gas Services)	11,024	181,014
Western Refining, Inc. (Oil & Gas)	1,060	48,325
Whiting Petroleum Corp.* (Oil & Gas)	1,696	103,863
World Fuel Services Corp. (Retail)	1,060	43,714

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
WPX Energy, Inc.* (Oil & Gas)	2,862	$54,721
TOTAL COMMON STOCKS (Cost $11,676,008)		26,374,738

	Principal Amount	Value
Repurchase Agreements(a)(b)(27.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $10,475,030	$10,475,000	$10,475,000

TOTAL REPURCHASE AGREEMENTS (Cost $10,475,000)		10,475,000

TOTAL INVESTMENT SECURITIES (Cost $22,151,008) - 97.5%		36,849,738
Net other assets (liabilities) - 2.5%		934,173

NET ASSETS - 100.0%		$37,783,911

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $6,175,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/24/14	0.62%	$13,455,593	$194,858
Dow Jones U.S. Oil & Gas Index	UBS AG	11/24/14	0.42%	16,864,028	282,020
				$30,319,621	$476,878

^                                Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil & Gas UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Electric Utilities	$106,724	0.3%
Electrical Equipment	43,912	0.1%
Machinery-Diversified	19,737	0.1%
Oil & Gas	19,996,577	52.9%
Oil & Gas Services	4,500,343	11.8%
Pipelines	1,497,592	4.0%
Retail	43,714	0.1%
Semiconductors	62,434	0.2%
Transportation	103,705	0.3%
Other **	11,409,173	30.2%
Total	$37,783,911	100.0%

**                        Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Oil Equipment, Services & Distribution UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (76.1%)
Atwood Oceanics, Inc.* (Oil & Gas)	1,274	$51,788
Baker Hughes, Inc. (Oil & Gas Services)	9,506	503,438
Bristow Group, Inc. (Transportation)	784	57,937
Cameron International Corp.* (Oil & Gas Services)	4,410	262,616
CARBO Ceramics, Inc. (Oil & Gas Services)	392	20,255
Chart Industries, Inc.* (Machinery-Diversified)	686	31,933
Core Laboratories N.V. (Oil & Gas Services)	980	136,739
Diamond Offshore Drilling, Inc. (Oil & Gas)	1,470	55,434
Diamondback Energy, Inc.* (Oil & Gas)	1,274	87,193
Dresser-Rand Group, Inc.* (Oil & Gas Services)	1,666	136,112
Dril-Quip, Inc.* (Oil & Gas Services)	882	79,336
Ensco PLCADR - Class A (Oil & Gas)	5,096	206,846
Exterran Holdings, Inc. (Oil & Gas Services)	1,470	57,815
FMC Technologies, Inc.* (Oil & Gas Services)	5,096	285,580
Forum Energy Technologies, Inc.* (Oil & Gas Services)	1,372	37,456
Halliburton Co. (Oil & Gas Services)	18,522	1,021,303
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,156	57,436
Helmerich & Payne, Inc. (Oil & Gas)	2,352	204,201
Kinder Morgan, Inc. (Pipelines)	14,308	553,720
McDermott International, Inc.* (Oil & Gas Services)	5,194	19,945
Nabors Industries, Ltd. (Oil & Gas)	6,272	111,955
National Oilwell Varco, Inc. (Oil & Gas Services)	9,408	683,397
Noble Corp. (Oil & Gas)	5,586	116,859
Oceaneering International, Inc. (Oil & Gas Services)	2,352	165,275
OGE Energy Corp. (Electric Utilities)	4,312	160,794
Oil States International, Inc.* (Oil & Gas Services)	1,176	70,254
ONEOK, Inc. (Pipelines)	4,508	265,702
Patterson-UTI Energy, Inc. (Oil & Gas)	3,234	74,479
Rowan Cos. PLC - Class A (Oil & Gas)	2,744	66,597
Schlumberger, Ltd. (Oil & Gas Services)	28,322	2,794,249
SEACOR Holdings, Inc.* (Oil & Gas Services)	392	32,320
SemGroup Corp. - Class A (Pipelines)	882	67,694
Spectra Energy Corp. (Pipelines)	14,602	571,376
Superior Energy Services, Inc. (Oil & Gas Services)	3,332	83,800
Teekay Shipping Corp. (Transportation)	980	57,291
The Williams Cos., Inc. (Pipelines)	14,700	815,997
Tidewater, Inc. (Transportation)	1,078	39,746
Transocean, Ltd. (Oil & Gas)	7,448	222,173
Unit Corp.* (Oil & Gas)	980	47,452
Weatherford International PLC* (Oil & Gas Services)	16,856	276,775
TOTAL COMMON STOCKS (Cost $6,677,911)		10,591,268

	Principal Amount	Value
Repurchase Agreements(a)(b)(23.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $3,278,009	$3,278,000	$3,278,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,278,000)		3,278,000
TOTAL INVESTMENT SECURITIES (Cost $9,955,911) - 99.7%		13,869,268
Net other assets (liabilities) - 0.3%		39,839

NET ASSETS - 100.0%		$13,909,107

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $2,222,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Oil Equipment, Services & Distribution Index	Goldman Sachs International	11/24/14	0.62%	$3,395,479	$12
Dow Jones U.S. Oil Equipment, Services & Distribution Index	UBS AG	11/24/14	0.47%	6,882,370	(19,842)
				$10,277,849	$(19,830)

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Oil Equipment, Services & Distribution UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Electric Utilities	$160,794	1.2%
Machinery-Diversified	31,933	0.2%
Oil & Gas	1,244,977	9.0%
Oil & Gas Services	6,724,101	48.2%
Pipelines	2,274,489	16.4%
Transportation	154,974	1.1%
Other **	3,317,839	23.9%
Total	$13,909,107	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Pharmaceuticals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (68.7%)
Actavis PLC* (Pharmaceuticals)	4,264	$1,035,043
Akorn, Inc.* (Pharmaceuticals)	1,148	51,143
Allergan, Inc. (Pharmaceuticals)	4,756	903,925
Bristol-Myers Squibb Co. (Pharmaceuticals)	26,896	1,565,078
Eli Lilly & Co. (Pharmaceuticals)	15,908	1,055,178
Endo International PLC* (Pharmaceuticals)	2,460	164,623
Hospira, Inc.* (Healthcare - Products)	2,788	149,716
Impax Laboratories, Inc.* (Pharmaceuticals)	1,148	33,258
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	984	166,139
Johnson & Johnson (Pharmaceuticals)	45,756	4,931,583
Mallinckrodt PLC* (Pharmaceuticals)	1,804	166,293
Merck & Co., Inc. (Pharmaceuticals)	46,904	2,717,618
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,068	324,941
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	656	60,890
Perrigo Co. PLC (Pharmaceuticals)	2,132	344,211
Pfizer, Inc. (Pharmaceuticals)	102,992	3,084,610
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	984	141,548
Theravance, Inc. (Biotechnology)	1,312	21,018
Zoetis, Inc. (Pharmaceuticals)	8,200	304,712
TOTAL COMMON STOCKS (Cost $12,510,018)		17,221,527

	Principal Amount	Value
Repurchase Agreements(a)(b)(21.8%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $5,455,016	$5,455,000	$5,455,000
TOTAL REPURCHASE AGREEMENTS (Cost $5,455,000)		5,455,000
TOTAL INVESTMENT SECURITIES (Cost $17,965,018) - 90.5%		22,676,527
Net other assets (liabilities) - 9.5%		2,379,969

NET ASSETS - 100.0%		$25,056,496

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $3,405,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	11/24/14	0.62%	$10,690,865	$327,667
Dow Jones U.S. Pharmaceuticals Index	UBS AG	11/24/14	0.47%	9,686,220	419,344
				$20,377,085	$747,011

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Pharmaceuticals UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Biotechnology	$21,018	0.1%
Healthcare - Products	149,716	0.7%
Pharmaceuticals	17,050,793	67.9%
Other **	7,834,969	31.3%
Total	$25,056,496	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Precious Metals UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (67.7%)
Agnico-Eagle Mines, Ltd. (Mining)	35,728	$839,608
Allied Nevada Gold Corp.* (Mining)	16,324	22,690
AngloGold Ashanti, Ltd.*ADR (Mining)	68,684	568,017
Barrick Gold Corp. (Mining)	198,660	2,358,094
Coeur d’Alene Mines Corp.* (Mining)	17,556	64,957
Companhia de Minas Buenaventura S.A.ADR (Mining)	31,416	289,027
Freeport-McMoRan Copper & Gold, Inc. (Mining)	177,100	5,047,351
Gold Fields, Ltd.ADR (Mining)	120,736	385,148
Goldcorp, Inc. (Mining)	138,600	2,602,907
Harmony Gold Mining Co., Ltd.*ADR (Mining)	62,524	101,289
Hecla Mining Co. (Mining)	59,444	129,588
Newmont Mining Corp. (Mining)	85,008	1,594,750
Pan American Silver Corp. (Mining)	25,872	238,799
Randgold Resources, Ltd.ADR (Mining)	15,708	914,363
Royal Gold, Inc. (Mining)	11,088	633,679
Sibanye Gold, Ltd.ADR (Mining)	30,492	224,116
Stillwater Mining Co.* (Mining)	20,328	266,907
TOTAL COMMON STOCKS (Cost $20,980,119)		16,281,290

	Principal Amount	Value
Repurchase Agreements(a)(b)(35.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $8,635,025	$8,635,000	$8,635,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,635,000)		8,635,000
TOTAL INVESTMENT SECURITIES (Cost $29,615,119) - 103.6%		24,916,290
Net other assets (liabilities) - (3.6)%		(860,377)

NET ASSETS - 100.0%		$24,055,913

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $6,539,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ADR	American Depositary Receipt

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones Precious Metals Index	Goldman Sachs International	11/24/14	0.62%	$10,302,359	$(1,257,439)
Dow Jones Precious Metals Index	UBS AG	11/24/14	0.72%	9,436,968	(1,336,184)
				$19,739,327	$(2,593,623)

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Precious Metals UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Mining	$16,281,290	67.7%
Other **	7,774,623	32.3%
Total	$24,055,913	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Real Estate UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (61.0%)
Alexander & Baldwin, Inc. (Real Estate)	1,352	$54,121
Alexandria Real Estate Equities, Inc. (REIT)	2,184	181,272
American Campus Communities, Inc. (REIT)	3,224	126,606
American Capital Agency Corp. (REIT)	10,920	248,321
American Homes 4 Rent - Class A (REIT)	4,264	74,748
American Realty Capital Properties, Inc. (REIT)	28,080	249,070
American Tower Corp. (REIT)	12,272	1,196,519
Annaly Mortgage Management, Inc. (REIT)	29,224	333,446
Apartment Investment & Management Co. - Class A (REIT)	4,472	160,053
ARMOUR Residential REIT, Inc. (REIT)	11,024	43,655
AvalonBay Communities, Inc. (REIT)	4,056	632,087
BioMed Realty Trust, Inc. (REIT)	6,032	131,015
Boston Properties, Inc. (REIT)	4,680	593,190
Brandywine Realty Trust (REIT)	5,408	83,445
Camden Property Trust (REIT)	2,600	199,342
CBL & Associates Properties, Inc. (REIT)	5,304	101,466
CBRE Group, Inc.* - Class A (Real Estate)	8,632	276,224
CBS Outdoor Americas (REIT)	3,640	110,765
Chimera Investment Corp. (REIT)	31,720	98,966
Colony Financial, Inc. (REIT)	3,432	76,465
Columbia Property Trust, Inc. (REIT)	3,848	97,085
Corporate Office Properties Trust (REIT)	2,704	73,927
Corrections Corp. of America (REIT)	3,640	133,879
Cousins Properties, Inc. (REIT)	6,344	82,535
Crown Castle International Corp. (REIT)	10,296	804,324
CubeSmart (REIT)	4,992	105,082
CYS Investments, Inc. (REIT)	4,992	44,579
DCT Industrial Trust, Inc. (REIT)	10,296	88,237
DDR Corp. (REIT)	9,256	167,904
DiamondRock Hospitality Co. (REIT)	6,032	86,559
Digital Realty Trust, Inc. (REIT)	4,160	286,998
Douglas Emmett, Inc. (REIT)	4,160	117,021
Duke Realty Corp. (REIT)	10,504	199,156
DuPont Fabros Technology, Inc. (REIT)	1,976	61,197
EastGroup Properties, Inc. (REIT)	936	64,453
EPR Properties (REIT)	1,768	99,185
Equity Commonwealth (REIT)	3,953	105,571
Equity Lifestyle Properties, Inc. (REIT)	2,496	122,554
Equity Residential (REIT)	11,128	774,064
Essex Property Trust, Inc. (REIT)	1,976	398,678
Extra Space Storage, Inc. (REIT)	3,432	199,605
Federal Realty Investment Trust (REIT)	2,080	274,144
Forest City Enterprises, Inc.* - Class A (Real Estate)	5,200	108,628
Gaming & Leisure Properties, Inc. (REIT)	2,808	87,750
General Growth Properties, Inc. (REIT)	19,344	501,202
Hatteras Financial Corp. (REIT)	3,016	57,425
HCP, Inc. (REIT)	14,144	621,912
Health Care REIT, Inc. (REIT)	9,984	709,962
Healthcare Realty Trust, Inc. (REIT)	3,016	79,834
Healthcare Trust of America, Inc. - Class A (REIT)	7,384	94,811
Highwoods Properties, Inc. (REIT)	2,808	120,379
Home Properties, Inc. (REIT)	1,768	113,700
Hospitality Properties Trust (REIT)	4,576	135,495
Host Hotels & Resorts, Inc. (REIT)	23,400	545,454
Invesco Mortgage Capital, Inc. (REIT)	3,848	63,646
Iron Mountain, Inc. (Commercial Services)	5,200	187,564
Jones Lang LaSalle, Inc. (Real Estate)	1,352	182,804
Kilroy Realty Corp. (REIT)	2,600	176,124
Kimco Realty Corp. (REIT)	12,688	316,566
Kite Realty Group Trust (REIT)	2,600	67,314
LaSalle Hotel Properties (REIT)	3,224	126,413
Lexington Realty Trust (REIT)	6,448	70,670
Liberty Property Trust (REIT)	4,576	159,108
Mack-Cali Realty Corp. (REIT)	2,600	48,698
Medical Properties Trust, Inc. (REIT)	5,304	71,551
MFA Financial, Inc. (REIT)	11,336	94,996
Mid-America Apartment Communities, Inc. (REIT)	2,288	161,670
National Retail Properties, Inc. (REIT)	3,848	146,686
NorthStar Realty Finance Corp. (REIT)	6,968	129,465
OMEGA Healthcare Investors, Inc. (REIT)	3,952	150,808
Pebblebrook Hotel Trust (REIT)	2,080	88,608
Piedmont Office Realty Trust, Inc. - Class A (REIT)	4,784	93,049
Plum Creek Timber Co., Inc. (REIT)	5,512	226,047
Post Properties, Inc. (REIT)	1,664	93,084
Potlatch Corp. (REIT)	1,248	54,900
Prologis, Inc. (REIT)	15,392	641,077
Public Storage, Inc. (REIT)	4,472	824,368
Rayonier, Inc. (REIT)	3,952	132,273
Realogy Holdings Corp.* (Real Estate)	4,472	183,396
Realty Income Corp. (REIT)	6,864	315,950
Redwood Trust, Inc. (REIT)	2,600	48,854
Regency Centers Corp. (REIT)	2,808	170,446
Retail Properties of America, Inc. (REIT)	7,280	114,223
RLJ Lodging Trust (REIT)	4,056	130,684
Ryman Hospitality Properties, Inc. (REIT)	1,560	76,986
Senior Housing Properties Trust (REIT)	6,344	143,311
Simon Property Group, Inc. (REIT)	9,568	1,714,680
SL Green Realty Corp. (REIT)	2,912	336,918
Sovran Self Storage, Inc. (REIT)	1,040	88,494
Spirit Realty Capital, Inc. (REIT)	12,272	146,037
St. Joe Co.* (Real Estate)	2,808	53,773
Starwood Property Trust, Inc. (REIT)	6,864	154,852
Strategic Hotels & Resorts, Inc.* (REIT)	7,592	97,557
Sun Communities, Inc. (REIT)	1,352	78,375
Sunstone Hotel Investors, Inc. (REIT)	6,344	97,127
Tanger Factory Outlet Centers, Inc. (REIT)	2,912	104,162
Taubman Centers, Inc. (REIT)	1,976	150,275
The Geo Group, Inc. (REIT)	2,288	91,383
The Howard Hughes Corp.* (Real Estate)	1,144	168,603
The Macerich Co. (REIT)	4,368	307,944
Two Harbors Investment Corp. (REIT)	11,336	114,834
UDR, Inc. (REIT)	7,800	235,794
Ventas, Inc. (REIT)	9,048	619,878

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Vornado Realty Trust (REIT)	5,408	$592,068
Washington Prime Group, Inc. (REIT)	4,784	84,342
Washington REIT (REIT)	2,080	58,781
Weingarten Realty Investors (REIT)	3,432	124,410
Weyerhaeuser Co. (REIT)	16,328	552,866
WP Carey, Inc. (Real Estate)	2,808	190,158
TOTAL COMMON STOCKS (Cost $15,678,883)		24,188,715

	Principal Amount	Value
Repurchase Agreements(a)(b)(39.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $15,699,045	$15,699,000	$15,699,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,699,000)		15,699,000
TOTAL INVESTMENT SECURITIES (Cost $31,377,883) - 100.6%		39,887,715
Net other assets (liabilities) - (0.6)%		(248,870)

NET ASSETS - 100.0%		$39,638,845

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $7,507,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/24/14	0.62%	$18,729,615	$362,669
Dow Jones U.S. Real Estate Index	UBS AG	11/24/14	0.32%	16,567,227	276,570
				$35,296,842	$639,239

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Real Estate UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Commercial Services	$187,564	0.5%
Real Estate	1,217,707	3.1%
REIT	22,783,444	57.4%
Other **	15,450,130	39.0%
Total	$39,638,845	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

Semiconductor UltraSector ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (68.9%)
Advanced Micro Devices, Inc.* (Semiconductors)	73,458	$205,682
Altera Corp. (Semiconductors)	36,036	1,238,557
Analog Devices, Inc. (Semiconductors)	37,422	1,856,880
Applied Materials, Inc. (Semiconductors)	144,144	3,184,141
Atmel Corp.* (Semiconductors)	49,896	370,228
Avago Technologies, Ltd. (Semiconductors)	30,492	2,629,935
Broadcom Corp. - Class A (Semiconductors)	63,756	2,670,101
Cavium, Inc.* (Semiconductors)	6,930	355,578
Cree, Inc.* (Semiconductors)	13,860	436,313
Cypress Semiconductor Corp. (Semiconductors)	18,018	178,558
Fairchild Semiconductor International, Inc.* (Semiconductors)	13,860	212,751
Integrated Device Technology, Inc.* (Semiconductors)	18,018	295,675
Intel Corp. (Semiconductors)	587,664	19,986,454
InterDigital, Inc. (Telecommunications)	4,158	205,530
International Rectifier Corp.* (Semiconductors)	8,316	330,727
KLA-Tencor Corp. (Semiconductors)	19,404	1,535,827
Lam Research Corp. (Semiconductors)	19,404	1,510,795
Linear Technology Corp. (Semiconductors)	27,720	1,187,525
Marvell Technology Group, Ltd. (Semiconductors)	49,896	670,602
Maxim Integrated Products, Inc. (Semiconductors)	33,264	975,966
Microchip Technology, Inc. (Semiconductors)	23,562	1,015,758
Micron Technology, Inc.* (Semiconductors)	127,512	4,219,373
Microsemi Corp.* (Semiconductors)	11,088	289,064
NVIDIA Corp. (Semiconductors)	60,984	1,191,627
ON Semiconductor Corp.* (Semiconductors)	52,668	436,618
RF Micro Devices, Inc.* (Telecommunications)	34,650	450,796
Semtech Corp.* (Semiconductors)	8,316	211,060
Silicon Laboratories, Inc.* (Semiconductors)	4,158	189,563
Skyworks Solutions, Inc. (Semiconductors)	22,176	1,291,530
SunEdison, Inc.* (Semiconductors)	29,106	567,858
Synaptics, Inc.* (Computers)	4,158	284,532
Teradyne, Inc. (Semiconductors)	24,948	459,043
Texas Instruments, Inc. (Semiconductors)	126,126	6,263,418
TriQuint Semiconductor, Inc.* (Semiconductors)	20,790	449,688
Xilinx, Inc. (Semiconductors)	31,878	1,417,933
TOTAL COMMON STOCKS (Cost $51,850,812)		58,775,686

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $21,584,062	$21,584,000	$21,584,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,584,000)		21,584,000
TOTAL INVESTMENT SECURITIES (Cost $73,434,812) - 94.2%		80,359,686
Net other assets (liabilities) - 5.8%		4,934,634

NET ASSETS - 100.0%		$85,294,320

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $12,719,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Semiconductors Index	Goldman Sachs International	11/24/14	0.62%	$38,019,226	$1,707,718
Dow Jones U.S. Semiconductors Index	UBS AG	11/24/14	0.47%	31,377,364	1,655,393
				$69,396,590	$3,363,111

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Semiconductor UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Computers	$284,532	0.3%
Semiconductors	57,834,828	67.8%
Telecommunications	656,326	0.8%
Other **	26,518,634	31.1%
Total	$85,294,320	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Technology UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (56.6%)
3D Systems Corp.* (Computers)	518	$19,580
ACI Worldwide, Inc.* (Software)	777	14,949
Adobe Systems, Inc.* (Software)	2,590	181,611
Advanced Micro Devices, Inc.* (Semiconductors)	3,626	10,153
Akamai Technologies, Inc.* (Software)	1,036	62,471
Allscripts Healthcare Solutions, Inc.* (Software)	1,036	14,214
Altera Corp. (Semiconductors)	1,813	62,313
Amdocs, Ltd. (Telecommunications)	1,036	49,251
Analog Devices, Inc. (Semiconductors)	1,813	89,961
ANSYS, Inc.* (Software)	518	40,694
AOL, Inc.* (Internet)	518	22,549
Apple Computer, Inc. (Computers)	34,188	3,692,305
Applied Materials, Inc. (Semiconductors)	6,993	154,475
ARRIS Group, Inc.* (Telecommunications)	777	23,326
Aruba Networks, Inc.* (Telecommunications)	518	11,178
Aspen Technology, Inc.* (Software)	518	19,130
athenahealth, Inc.* (Software)	259	31,728
Atmel Corp.* (Semiconductors)	2,331	17,296
Autodesk, Inc.* (Software)	1,295	74,514
Avago Technologies, Ltd. (Semiconductors)	1,554	134,033
Broadcom Corp. - Class A (Semiconductors)	3,108	130,163
Brocade Communications Systems, Inc. (Computers)	2,331	25,012
CA, Inc. (Software)	1,813	52,686
CACI International, Inc.* - Class A (Computers)	259	21,313
Cadence Design Systems, Inc.* (Computers)	1,554	27,894
Cavium, Inc.* (Semiconductors)	259	13,289
CDK Global, Inc.* (Software)	1,036	34,810
CDW Corp. of Delaware (Electronics)	518	15,975
Cerner Corp.* (Software)	1,813	114,835
Ciena Corp.* (Telecommunications)	518	8,682
Cisco Systems, Inc. (Telecommunications)	29,008	709,827
Citrix Systems, Inc.* (Software)	1,036	66,542
Cognizant Technology Solutions Corp.* (Computers)	3,367	164,478
Commscope Holding Co., Inc.* (Communications Equipment)	518	11,158
CommVault Systems, Inc.* (Software)	259	11,484
Computer Sciences Corp. (Computers)	777	46,931
Compuware Corp. (Software)	1,295	13,144
Concur Technologies, Inc.* (Software)	259	33,235
Corning, Inc. (Telecommunications)	7,252	148,158
Cree, Inc.* (Semiconductors)	777	24,460
Cypress Semiconductor Corp. (Semiconductors)	777	7,700
Diebold, Inc. (Computers)	259	9,176
DST Systems, Inc. (Computers)	259	24,955
Echostar Holding Corp.* (Communications Equipment)	259	12,103
Electronics for Imaging, Inc.* (Computers)	259	11,841
EMC Corp. (Computers)	11,655	334,848
Equinix, Inc. (Internet)	259	54,105
F5 Networks, Inc.* (Internet)	518	63,704
Facebook, Inc.* - Class A (Internet)	11,914	893,432
Fair Isaac Corp. (Software)	259	16,136
Fairchild Semiconductor International, Inc.* (Semiconductors)	777	11,927
Finisar Corp.* (Telecommunications)	518	8,661
Fortinet, Inc.* (Telecommunications)	777	20,241
Garmin, Ltd. (Electronics)	777	43,108
Gartner Group, Inc.* (Commercial Services)	518	41,807
Google, Inc.* - Class A (Internet)	1,554	882,470
Google, Inc.* - Class C (Internet)	1,554	868,810
Guidewire Software, Inc.* (Software)	518	25,869
Harris Corp. (Telecommunications)	518	36,053
Hewlett-Packard Co. (Computers)	10,619	381,010
IAC/InterActiveCorp (Internet)	518	35,063
Informatica Corp.* (Software)	518	18,472
Ingram Micro, Inc.* - Class A (Distribution/Wholesale)	777	20,855
Integrated Device Technology, Inc.* (Semiconductors)	777	12,751
Intel Corp. (Semiconductors)	28,231	960,136
InterDigital, Inc. (Telecommunications)	259	12,802
International Business Machines Corp. (Computers)	5,180	851,592
International Rectifier Corp.* (Semiconductors)	518	20,601
Intuit, Inc. (Software)	1,554	136,768
j2 Global, Inc. (Computers)	259	14,009
JDS Uniphase Corp.* (Telecommunications)	1,295	17,431
Juniper Networks, Inc. (Telecommunications)	2,331	49,114
KLA-Tencor Corp. (Semiconductors)	1,036	81,999
Lam Research Corp. (Semiconductors)	1,036	80,663
Leidos Holdings, Inc. (Commercial Services)	259	9,472
Lexmark International, Inc. - Class A (Computers)	259	11,178
Linear Technology Corp. (Semiconductors)	1,295	55,478
Manhattan Associates, Inc.* (Computers)	518	20,777
Marvell Technology Group, Ltd. (Semiconductors)	2,331	31,329
Maxim Integrated Products, Inc. (Semiconductors)	1,554	45,594
Medidata Solutions, Inc.* (Software)	259	11,683
Mentor Graphics Corp. (Computers)	518	10,976
Microchip Technology, Inc. (Semiconductors)	1,036	44,662
Micron Technology, Inc.* (Semiconductors)	6,216	205,687
Microsemi Corp.* (Semiconductors)	518	13,504
Microsoft Corp. (Software)	47,138	2,213,130
Motorola Solutions, Inc. (Telecommunications)	1,295	83,527
NCR Corp.* (Computers)	1,036	28,666
NetApp, Inc. (Computers)	1,813	77,596
NetSuite, Inc.* (Software)	259	28,143

See accompanying notes to schedules of portfolio investments.

	Shares	Value
Common Stocks, continued
Nuance Communications, Inc.* (Software)	1,554	$23,978
NVIDIA Corp. (Semiconductors)	2,849	55,669
ON Semiconductor Corp.* (Semiconductors)	2,590	21,471
Oracle Corp. (Software)	18,648	728,204
Palo Alto Networks, Inc.* (Telecommunications)	259	27,376
Pandora Media, Inc.* (Internet)	1,036	19,974
Pitney Bowes, Inc. (Office/Business Equipment)	1,036	25,631
Plantronics, Inc. (Telecommunications)	259	13,434
Polycom, Inc.* (Telecommunications)	777	10,163
PTC, Inc.* (Software)	777	29,643
QLIK Technologies, Inc.* (Software)	518	14,685
Qualcomm, Inc. (Semiconductors)	9,583	752,361
Rackspace Hosting, Inc.* (Internet)	777	29,806
Red Hat, Inc.* (Software)	1,036	61,041
RF Micro Devices, Inc.* (Telecommunications)	1,554	20,218
Riverbed Technology, Inc.* (Computers)	1,036	19,674
Rovi Corp.* (Semiconductors)	518	10,816
Salesforce.com, Inc.* (Software)	3,367	215,454
SanDisk Corp. (Computers)	1,295	121,911
Science Applications International Corp. (Computers)	259	12,668
Seagate Technology PLC (Computers)	1,813	113,911
Semtech Corp.* (Semiconductors)	259	6,573
ServiceNow, Inc.* (Software)	777	52,781
Silicon Laboratories, Inc.* (Semiconductors)	259	11,808
Skyworks Solutions, Inc. (Semiconductors)	1,036	60,337
SolarWinds, Inc.* (Software)	259	12,315
Solera Holdings, Inc. (Software)	518	26,910
Splunk, Inc.* (Internet)	777	51,344
SS&C Technologies Holdings, Inc.* (Software)	259	12,515
SunEdison, Inc.* (Semiconductors)	1,554	30,319
Symantec Corp. (Internet)	3,885	96,426
Synaptics, Inc.* (Computers)	259	17,723
Synopsys, Inc.* (Computers)	777	31,841
Tableau Software, Inc.* - Class A (Software)	259	21,391
Tech Data Corp.* (Electronics)	259	15,467
Teradata Corp.* (Computers)	777	32,883
Teradyne, Inc. (Semiconductors)	1,295	23,828
Texas Instruments, Inc. (Semiconductors)	6,216	308,687
The Ultimate Software Group, Inc.* (Software)	259	38,982
Tibco Software, Inc.* (Internet)	777	18,158
TriQuint Semiconductor, Inc.* (Semiconductors)	1,036	22,409
Twitter, Inc.* (Internet)	2,849	118,148
Tyler Technologies, Inc.* (Software)	259	28,987
Vantiv, Inc.* (Commercial Services)	777	24,025
VeriFone Systems, Inc.* (Computers)	518	19,301
Verint Systems, Inc.* (Software)	259	14,890
VeriSign, Inc.* (Internet)	518	30,956
ViaSat, Inc.* (Telecommunications)	259	16,224
VMware, Inc.* - Class A (Software)	518	43,289
Western Digital Corp. (Computers)	1,295	127,389
Workday, Inc.* (Software)	518	49,458
Xilinx, Inc. (Semiconductors)	1,554	69,122
Yahoo!, Inc.* (Internet)	5,180	238,539
Zillow, Inc.* - Class A (Internet)	259	28,161
TOTAL COMMON STOCKS (Cost $14,328,390)		19,380,695

	Principal Amount	Value
Repurchase Agreements(a)(b)(38.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $13,326,038	$13,326,000	$13,326,000

TOTAL REPURCHASE AGREEMENTS (Cost $13,326,000)		13,326,000

TOTAL INVESTMENT SECURITIES (Cost $27,654,390) - 95.5%		32,706,695
Net other assets (liabilities) - 4.5%		1,536,399

NET ASSETS - 100.0%		$34,243,094

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $5,980,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Technology Index	Goldman Sachs International	11/24/14	0.62%	$16,843,723	$505,778
Dow Jones U.S. Technology Index	UBS AG	11/24/14	0.42%	15,197,007	509,027
				$32,040,730	$1,014,805

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Technology UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Commercial Services	$75,304	0.2%
Communications Equipment	23,261	0.1%
Computers	6,271,438	18.2%
Distribution/Wholesale	20,855	0.1%
Electronics	74,551	0.2%
Internet	3,451,644	10.1%
Office/Business Equipment	25,631	0.1%
Semiconductors	3,581,574	10.5%
Software	4,590,771	13.4%
Telecommunications	1,265,666	3.7%
Other **	14,862,399	43.4%
Total	$34,243,094	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Telecommunications UltraSector ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (54.7%)
AT&T, Inc. (Telecommunications)	20,655	$719,620
CenturyLink, Inc. (Telecommunications)	2,244	93,081
Frontier Communications Corp. (Telecommunications)	3,978	26,016
Level 3 Communications, Inc.* (Telecommunications)	714	33,494
SBA Communications Corp.* - Class A (Telecommunications)	510	57,288
Sprint Corp.* (Telecommunications)	3,162	18,751
Telephone & Data Systems, Inc. (Telecommunications)	408	10,461
T-Mobile U.S., Inc.* (Telecommunications)	1,071	31,262
TW Telecom, Inc.* (Telecommunications)	561	24,000
Verizon Communications, Inc. (Telecommunications)	16,473	827,768
Windstream Holdings, Inc. (Telecommunications)	2,397	25,121
TOTAL COMMON STOCKS
(Cost $1,197,312)		1,866,862

	Principal Amount	Value
Repurchase Agreements(a)(b)(25.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $876,003	$876,000	$876,000

TOTAL REPURCHASE AGREEMENTS (Cost $876,000)		876,000

TOTAL INVESTMENT SECURITIES (Cost $2,073,312) - 80.3%		2,742,862
Net other assets (liabilities) - 19.7%		673,871

NET ASSETS - 100.0%		$3,416,733

*	Non-income producing security
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $564,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	11/24/14	0.62%	$2,481,833	$64,153
Dow Jones U.S. Telecommunications Index	UBS AG	11/24/14	0.47%	778,968	29,402
				$3,260,801	$93,555

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Telecommunications UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Telecommunications	$1,866,862	54.7%
Other **	1,549,871	45.3%
Total	$3,416,733	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Utilities UltraSector ProFund ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (69.2%)
AGL Resources, Inc. (Gas)	2,457	$132,457
ALLETE, Inc. (Electric)	819	42,785
Alliant Energy Corp. (Electric)	2,340	144,869
Ameren Corp. (Electric)	5,031	213,013
American Electric Power, Inc. (Electric)	10,062	587,017
American Water Works Co., Inc. (Water)	3,744	199,818
Aqua America, Inc. (Water)	3,627	95,027
Atmos Energy Corp. (Gas)	2,106	111,618
Avista Corp. (Electric)	1,170	41,477
Black Hills Corp. (Electric)	936	51,227
Calpine Corp.* (Electric)	7,605	173,546
CenterPoint Energy, Inc. (Gas)	8,892	218,299
Cleco Corp. (Electric)	1,287	69,189
CMS Energy Corp. (Electric)	5,616	183,475
Consolidated Edison, Inc. (Electric)	6,084	385,482
Dominion Resources, Inc. (Electric)	12,051	859,236
DTE Energy Co. (Electric)	3,627	297,994
Duke Energy Corp. (Electric)	14,508	1,191,833
Dynegy, Inc.* (Electric)	2,106	64,233
Edison International (Electric)	6,669	417,346
El Paso Electric Co. (Electric)	819	30,991
Entergy Corp. (Electric)	3,744	314,571
Exelon Corp. (Electric)	17,667	646,436
FirstEnergy Corp. (Electric)	8,658	323,290
Great Plains Energy, Inc. (Electric)	3,159	85,072
Hawaiian Electric Industries, Inc. (Electric)	2,106	59,305
IDACORP, Inc. (Electric)	1,053	66,581
Integrys Energy Group, Inc. (Electric)	1,638	119,050
ITC Holdings Corp. (Electric)	3,159	125,128
National Fuel Gas Co. (Gas)	1,755	121,499
New Jersey Resources Corp. (Gas)	819	47,895
NextEra Energy, Inc. (Electric)	9,009	902,881
NiSource, Inc. (Gas)	6,435	270,656
Northeast Utilities System (Electric)	6,552	323,341
NorthWestern Corp. (Electric)	819	43,276
NRG Energy, Inc. (Electric)	6,903	206,952
ONE Gas, Inc. (Gas)	1,053	39,961
Pepco Holdings, Inc. (Electric)	5,148	140,746
PG&E Corp. (Electric)	9,711	488,658
Piedmont Natural Gas Co., Inc. (Gas)	1,638	62,260
Pinnacle West Capital Corp. (Electric)	2,223	136,648
PNM Resources, Inc. (Electric)	1,638	47,256
Portland General Electric Co. (Electric)	1,638	59,640
PPL Corp. (Electric)	13,689	478,978
Public Service Enterprise Group, Inc. (Electric)	10,413	430,161
Questar Corp. (Gas)	3,627	87,447
SCANA Corp. (Electric)	2,925	160,553
Sempra Energy (Gas)	4,797	527,670
South Jersey Industries, Inc. (Gas)	702	41,165
Southern Co. (Electric)	13,689	634,622
Southwest Gas Corp. (Gas)	936	54,372
TECO Energy, Inc. (Electric)	4,797	94,069
The AES Corp. (Electric)	13,689	192,604
UGI Corp. (Gas)	3,510	132,292
UIL Holdings Corp. (Electric)	1,170	48,134
Vectren Corp. (Gas)	1,755	78,887
Westar Energy, Inc. (Electric)	2,691	101,747
WGL Holdings, Inc. (Gas)	1,053	49,491
Wisconsin Energy Corp. (Electric)	4,680	232,409
Xcel Energy, Inc. (Electric)	10,413	348,523
TOTAL COMMON STOCKS (Cost $10,556,843)		13,835,158

	Principal Amount	Value
Repurchase Agreements(a)(b)(27.6%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $5,509,016	$5,509,000	$5,509,000

TOTAL REPURCHASE AGREEMENTS (Cost $5,509,000)		5,509,000

TOTAL INVESTMENT SECURITIES (Cost $16,065,843) - 96.8%		19,344,158
Net other assets (liabilities) - 3.2%		642,331

NET ASSETS - 100.0%		$19,986,489

*                                         Non-income producing security

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $3,143,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Utilities Index	Goldman Sachs International	11/24/14	0.62%	$8,835,759	$246,796
Dow Jones U.S. Utilities Index	UBS AG	11/24/14	0.42%	7,051,094	207,853
				$15,886,853	$454,649

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

Utilities UltraSector ProFund invested in the following industries as of October 31, 2014:

	Value	% of Net Assets
Electric	$11,564,343	57.8%
Gas	1,975,970	9.9%
Water	294,845	1.5%
Other **	6,151,331	30.8%
Total	$19,986,489	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(117.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $2,459,007	$2,459,000	$2,459,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,459,000)		2,459,000

TOTAL INVESTMENT SECURITIES (Cost $2,459,000) - 117.7%		2,459,000
Net other assets (liabilities) - (17.7)%		(369,086)

NET ASSETS - 100.0%		$2,089,914

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $596,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Oil & Gas Index	Goldman Sachs International	11/24/14	(0.27)%	$(1,092,608)	$(40,104)
Dow Jones U.S. Oil & Gas Index	UBS AG	11/24/14	(0.02)%	(986,715)	(16,777)
				$(2,079,323)	$(56,881)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Precious Metals ProFund  :: Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(77.2%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $148,521,428	$148,521,000	$148,521,000

TOTAL REPURCHASE AGREEMENTS (Cost $148,521,000)		148,521,000

TOTAL INVESTMENT SECURITIES (Cost $148,521,000) - 77.2%		148,521,000
Net other assets (liabilities) - 22.8%		43,850,155

NET ASSETS - 100.0%		$192,371,155

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $42,712,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones Precious Metals Index	Goldman Sachs International	11/24/14	(0.02)%	$(96,829,394)	$9,824,544
Dow Jones Precious Metals Index	UBS AG	11/24/14	0.08%	(95,405,924)	9,777,210
				$(192,235,318)	$19,601,754

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(102.0%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $2,339,007	$2,339,000	$2,339,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,339,000)		2,339,000

TOTAL INVESTMENT SECURITIES (Cost $2,339,000) - 102.0%		2,339,000
Net other assets (liabilities) - (2.0)%		(45,923)

NET ASSETS - 100.0%		$2,293,077

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $399,000.

(b)                                 The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

Dow Jones U.S. Real Estate Index	Goldman Sachs International	11/24/14	(0.27)%	$(1,375,683)	$(31,158)
Dow Jones U.S. Real Estate Index	UBS AG	11/24/14	0.13%	(915,021)	(17,114)
				$(2,290,704)	$(48,272)

^                                          Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

U.S. Government Plus ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Principal Amount	Value
U.S. Treasury Obligation (47.7%)
U.S. Treasury Bonds, 3.13%, 8/15/44	$15,620,000	$15,804,267
TOTAL U.S. TREASURY OBLIGATION (Cost $15,216,120)		15,804,267

Repurchase Agreements(a)(59.5%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $19,678,057	19,678,000	19,678,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,678,000)		19,678,000
TOTAL INVESTMENT SECURITIES (Cost $34,894,120) - 107.2%		35,482,267
Net other assets (liabilities) - (7.2)%		(2,385,719)

NET ASSETS - 100.0%		$33,096,548

(a)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

30-Year U.S. Treasury Bond, 3.13% due on 8/15/44	Citibank North America	11/6/14	(0.07)%	$25,396,102	$252,273

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity 10 ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(101.1%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $23,946,069	$23,946,000	$23,946,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,946,000)		23,946,000
TOTAL INVESTMENT SECURITIES (Cost $23,946,000) - 101.1%		23,946,000
Net other assets (liabilities) - (1.1)%		(254,852)

NET ASSETS - 100.0%		$23,691,148

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $490,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

10-Year U.S. Treasury Note, 2.38% due on 8/15/24	Citibank North America	11/6/14	(0.23)%	$(23,586,289)	$(229,635)

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising Rates Opportunity ProFund :: Schedule of Portfolio Investments :: October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.9%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $79,968,230	$79,968,000	$79,968,000
TOTAL REPURCHASE AGREEMENTS (Cost $79,968,000)		79,968,000
TOTAL INVESTMENT SECURITIES (Cost $79,968,000) - 103.9%		79,968,000
Net other assets (liabilities) - (3.9)%		(2,978,343)

NET ASSETS - 100.0%		$76,989,657

(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At October 31, 2014, the aggregate amount held in a segregated account was $2,771,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)

30-Year U.S. Treasury Bond, 3.13% due on 8/15/44	Citibank North America	11/6/14	(0.23)%	$(96,120,703)	$(1,849,897)

^	Reflects the floating financing rate, as of October 31, 2014, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Rising U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(97.3%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $61,170,176	$61,170,000	$61,170,000

TOTAL REPURCHASE AGREEMENTS (Cost $61,170,000)		61,170,000

TOTAL INVESTMENT SECURITIES (Cost $61,170,000) - 97.3%		61,170,000
Net other assets (liabilities) - 2.7%		1,717,789

NET ASSETS - 100.0%		$62,887,789

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2014, the aggregate amount held in a segregated account was $5,434,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At October 31, 2014, the Rising U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/7/14	3,820,362	$6,185,074	$6,110,283	$74,791
Canadian dollar vs. U.S. dollar	11/7/14	5,848,391	5,220,117	5,188,925	31,192
Euro vs. U.S. dollar	11/7/14	23,668,390	29,820,397	29,657,878	162,519
Japanese yen vs. U.S. dollar	11/7/14	692,270,824	6,324,399	6,164,272	160,127
Swedish krona vs. U.S. dollar	11/7/14	15,572,152	2,154,703	2,109,625	45,078
Swiss franc vs. U.S. dollar	11/7/14	1,824,341	1,905,257	1,896,685	8,572
Total Short Contracts			$51,609,947	$51,127,668	$482,279

Long:
British pound vs. U.S. dollar	11/7/14	1,396,651	$2,251,294	$2,233,803	$(17,491)
Canadian dollar vs. U.S. dollar	11/7/14	1,860,679	1,660,522	1,650,868	(9,654)
Euro vs. U.S. dollar	11/7/14	8,467,463	10,796,305	10,610,227	(186,078)
Japanese yen vs. U.S. dollar	11/7/14	246,190,442	2,291,607	2,192,184	(99,423)
Swedish krona vs. U.S. dollar	11/7/14	5,612,432	781,266	760,340	(20,926)
Swiss franc vs. U.S. dollar	11/7/14	638,904	673,854	664,240	(9,614)
Total Long Contracts			$18,454,848	$18,111,662	$(343,186)

At October 31, 2014, the Rising U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/7/14	3,152,117	5,107,510	5,041,492	66,018
Canadian dollar vs. U.S. dollar	11/7/14	3,733,281	3,333,632	3,312,315	21,317
Euro vs. U.S. dollar	11/7/14	19,336,901	24,372,380	24,230,268	142,112
Japanese yen vs. U.S. dollar	11/7/14	676,966,936	6,188,706	6,028,000	160,706
Swedish krona vs. U.S. dollar	11/7/14	13,140,892	1,818,436	1,780,251	38,185
Swiss franc vs. U.S. dollar	11/7/14	1,406,797	1,469,510	1,462,583	6,927
Total Short Contracts			$42,290,174	$41,854,909	$435,265

Long:
British pound vs. U.S. dollar	11/7/14	920,773	1,481,348	1,472,684	(8,664)
Canadian dollar vs. U.S. dollar	11/7/14	1,291,138	1,151,456	1,145,549	(5,907)
Euro vs. U.S. dollar	11/7/14	5,927,522	7,510,292	7,427,532	(82,760)
Japanese yen vs. U.S. dollar	11/7/14	197,874,686	1,831,877	1,761,960	(69,917)
Swedish krona vs. U.S. dollar	11/7/14	3,940,196	545,050	533,795	(11,255)
Swiss franc vs. U.S. dollar	11/7/14	435,783	457,034	453,063	(3,971)
Total Long Contracts			$12,977,057	$12,794,583	$(182,474)

See accompanying notes to schedules of portfolio investments.

Falling U.S. Dollar ProFund  ::  Schedule of Portfolio Investments  ::  October 31, 2014 (unaudited)

	Principal Amount	Value
Repurchase Agreements(a)(b)(103.7%)
Repurchase Agreements with various counterparties, rates 0.03%-0.04%, dated 10/31/14, due 11/3/14, total to be received $4,620,013	$4,620,000	$4,620,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,620,000)		4,620,000

TOTAL INVESTMENT SECURITIES (Cost $4,620,000) - 103.7%		4,620,000
Net other assets (liabilities) - (3.7)%		(166,589)

NET ASSETS - 100.0%		$4,453,411

(a)

A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of October 31, 2014, the aggregate amount held in a segregated account was $450,000.

(b)

The ProFund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to schedules of portfolio investments.

At October 31, 2014, the Falling U.S. Dollar ProFund’s forward currency contracts with Goldman Sachs, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/7/14	588,667	$944,555	$941,514	$3,041
Canadian dollar vs. U.S. dollar	11/7/14	820,043	730,315	727,575	2,740
Euro vs. U.S. dollar	11/7/14	3,627,058	4,594,686	4,544,916	49,770
Japanese yen vs. U.S. dollar	11/7/14	117,485,832	1,088,454	1,046,144	42,310
Swedish krona vs. U.S. dollar	11/7/14	2,433,664	336,752	329,699	7,053
Swiss franc vs. U.S. dollar	11/7/14	274,182	287,527	285,054	2,473
Total Short Contracts			$7,982,289	$7,874,902	$107,387

Long:
British pound vs. U.S. dollar	11/7/14	676,883	$1,094,673	$1,082,606	$(12,067)
Canadian dollar vs. U.S. dollar	11/7/14	1,039,755	927,041	922,512	(4,529)
Euro vs. U.S. dollar	11/7/14	4,148,397	5,270,531	5,198,185	(72,346)
Japanese yen vs. U.S. dollar	11/7/14	129,397,540	1,197,851	1,152,210	(45,641)
Swedish krona vs. U.S. dollar	11/7/14	3,196,463	444,083	433,038	(11,045)
Swiss franc vs. U.S. dollar	11/7/14	291,964	307,328	303,541	(3,787)
Total Long Contracts			$9,241,507	$9,092,092	$(149,415)

At October 31, 2014, the Falling U.S. Dollar ProFund’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	11/7/14	80,914	129,220	129,414	(194)
Canadian dollar vs. U.S. dollar	11/7/14	114,216	101,350	101,337	13
Euro vs. U.S. dollar	11/7/14	527,480	662,770	660,963	1,807
Japanese yen vs. U.S. dollar	11/7/14	16,980,065	155,598	151,198	4,400
Swedish krona vs. U.S. dollar	11/7/14	349,937	48,198	47,407	791
Swiss franc vs. U.S. dollar	11/7/14	39,374	40,903	40,935	(32)
Total Short Contracts			$1,138,039	$1,131,254	$6,785

Long:
British pound vs. U.S. dollar	11/7/14	333,120	538,937	532,792	(6,145)
Canadian dollar vs. U.S. dollar	11/7/14	360,685	322,078	320,014	(2,064)
Euro vs. U.S. dollar	11/7/14	2,097,221	2,647,463	2,627,941	(19,522)
Japanese yen vs. U.S. dollar	11/7/14	73,066,054	670,400	650,611	(19,789)
Swedish krona vs. U.S. dollar	11/7/14	998,932	138,333	135,329	(3,004)
Swiss franc vs. U.S. dollar	11/7/14	179,118	187,238	186,221	(1,017)
Total Long Contracts			$4,504,449	$4,452,908	$(51,541)

See accompanying notes to schedules of portfolio investments.

:: Notes to Schedules of Investments :: October 31, 2014

(Unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying schedules of portfolio investments relate to the series of the Trust included in this form (collectively, the “ProFunds” and individually, a “ProFund”). Each ProFund, other than Large-Cap Value ProFund, Large-Cap Growth ProFund, Mid-Cap Value ProFund, Mid-Cap Growth ProFund, Small-Cap Value ProFund, Small-Cap Growth ProFund and Europe 30 ProFund, is classified as non-diversified under the 1940 Act. Each ProFund has two classes of shares outstanding: an Investor Class and a Service Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund in the preparation of its schedule of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The ProFunds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds as short-term investments for cash positions. Under a repurchase agreement, a ProFund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund. The collateral underlying the repurchase agreement is held by the ProFund’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund could suffer a loss. A ProFund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of October 31, 2014, the ProFunds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

:: Notes to Schedules of Investments :: October 31, 2014

(Unaudited)

Fund Name	HSBC Securities (USA), Inc., 0.03%, dated 10/31/14, due 11/3/14(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.03%, dated 10/31/14, due 11/3/14(2)	RBC Capital Markets, LLC, 0.04%, dated 10/31/14, due 11/3/14(3)	Societe Generale, 0.04%, dated 10/31/14, due 11/3/14(4)	UMB Bank, N.A., 0.03%, dated 10/31/14, due 11/3/14(5)
Bull ProFund	$12,051,000	$9,269,000	$11,124,000	$18,540,000	$13,739,000
Mid-Cap ProFund	2,940,000	2,262,000	2,714,000	4,524,000	3,358,000
Small-Cap ProFund	1,843,000	1,418,000	1,701,000	2,836,000	2,105,000
NASDAQ-100 ProFund	9,544,000	7,343,000	8,810,000	14,686,000	10,882,000
Mid-Cap Value ProFund	12,000	9,000	11,000	18,000	15,000
Mid-Cap Growth ProFund	8,000	6,000	7,000	12,000	10,000
UltraBull ProFund	5,071,000	3,900,000	4,680,000	7,801,000	5,785,000
UltraMid-Cap ProFund	3,864,000	2,972,000	3,566,000	5,945,000	4,412,000
UltraSmall-Cap ProFund	1,864,000	1,433,000	1,720,000	2,868,000	2,134,000
UltraDow 30 ProFund	2,131,000	1,640,000	1,968,000	3,281,000	2,435,000
UltraNASDAQ-100 ProFund	14,220,000	10,938,000	13,126,000	21,879,000	16,215,000
UltraInternational ProFund	979,000	753,000	903,000	1,507,000	1,125,000
UltraEmerging Markets ProFund	590,000	454,000	545,000	910,000	682,000
UltraLatin America ProFund	299,000	230,000	275,000	460,000	347,000
UltraChina ProFund	902,000	694,000	832,000	1,389,000	1,036,000
UltraJapan ProFund	6,134,000	4,719,000	5,663,000	9,438,000	6,996,000
Bear ProFund	7,997,000	6,150,000	7,381,000	12,303,000	9,119,000
Short Small-Cap ProFund	1,572,000	1,208,000	1,449,000	2,417,000	1,799,000
Short NASDAQ-100 ProFund	1,733,000	1,333,000	1,599,000	2,667,000	1,983,000
UltraBear ProFund	7,730,000	5,946,000	7,135,000	11,893,000	8,815,000
UltraShort Mid-Cap ProFund	841,000	646,000	775,000	1,294,000	963,000
UltraShort Small-Cap ProFund	3,720,000	2,860,000	3,433,000	5,724,000	4,246,000
UltraShort Dow 30 ProFund	914,000	702,000	843,000	1,406,000	1,049,000
UltraShort NASDAQ-100 ProFund	1,558,000	1,198,000	1,438,000	2,398,000	1,783,000
UltraShort International ProFund	1,760,000	1,353,000	1,625,000	2,708,000	2,012,000
UltraShort Emerging Markets ProFund	1,009,000	776,000	931,000	1,553,000	1,158,000
UltraShort Latin America ProFund	1,010,000	776,000	932,000	1,554,000	1,159,000
UltraShort China ProFund	306,000	236,000	283,000	473,000	356,000
UltraShort Japan ProFund	319,000	245,000	295,000	491,000	370,000
Banks UltraSector ProFund	1,056,000	812,000	974,000	1,626,000	1,213,000
Basic Materials UltraSector ProFund	516,000	396,000	476,000	795,000	597,000
Biotechnology UltraSector ProFund	41,293,000	31,764,000	38,116,000	63,529,000	47,060,000
Consumer Goods UltraSector ProFund	1,407,000	1,081,000	1,299,000	2,165,000	1,609,000
Consumer Services UltraSector ProFund	1,538,000	1,183,000	1,420,000	2,367,000	1,761,000
Financials UltraSector ProFund	2,021,000	1,554,000	1,866,000	3,110,000	2,310,000
Health Care UltraSector ProFund	4,874,000	3,749,000	4,500,000	7,500,000	5,567,000
Industrials UltraSector ProFund	434,000	333,000	400,000	668,000	502,000
Internet UltraSector ProFund	2,256,000	1,735,000	2,082,000	3,472,000	2,578,000
Mobile Telecommunications UltraSector ProFund	342,000	263,000	316,000	526,000	397,000
Oil & Gas UltraSector ProFund	1,948,000	1,498,000	1,799,000	2,998,000	2,232,000
Oil Equipment, Services & Distribution UltraSector ProFund	609,000	468,000	562,000	937,000	702,000
Pharmaceuticals UltraSector ProFund	1,014,000	780,000	936,000	1,561,000	1,164,000
Precious Metals UltraSector ProFund	1,607,000	1,236,000	1,483,000	2,473,000	1,836,000
Real Estate UltraSector ProFund	2,921,000	2,248,000	2,698,000	4,496,000	3,336,000
Semiconductor UltraSector ProFund	4,018,000	3,090,000	3,708,000	6,182,000	4,586,000
Technology UltraSector ProFund	2,480,000	1,907,000	2,288,000	3,816,000	2,835,000
Telecommunications UltraSector ProFund	162,000	124,000	149,000	249,000	192,000
Utilities UltraSector ProFund	1,024,000	787,000	945,000	1,576,000	1,177,000
Short Oil & Gas ProFund	456,000	351,000	421,000	703,000	528,000
Short Precious Metals ProFund	27,656,000	21,273,000	25,528,000	42,547,000	31,517,000
Short Real Estate ProFund	434,000	333,000	400,000	668,000	504,000
U.S. Government Plus ProFund	3,664,000	2,818,000	3,382,000	5,637,000	4,177,000
Rising Rates Opportunity 10 ProFund	4,458,000	3,429,000	4,115,000	6,859,000	5,085,000
Rising Rates Opportunity ProFund	14,890,000	11,453,000	13,745,000	22,908,000	16,972,000
Rising U.S. Dollar ProFund	11,389,000	8,760,000	10,513,000	17,523,000	12,985,000
Falling U.S. Dollar ProFund	859,000	660,000	792,000	1,322,000	987,000
	$228,247,000	$175,554,000	$210,677,000	$351,188,000	$260,497,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of October 31, 2014 as follows:

(1)                                 U.S. Treasury Strips, effective yield or interest rate in effect at October 31, 2014, 3.067% to 3.169%, due 2/15/40 to 11/15/42, which had an aggregate value of $232,847,411.

(2)                                 U.S. Treasury Notes, 1.50%, due 10/31/19, total value $179,073,458.

(3)                                 U.S. Treasury Strips, effective yield or interest rate in effect October 31, 2014, 0.492% to 3.234%, due 8/15/16 to 11/15/41, U.S. Treasury Inflation-Protected Securities (TIPS), 0.125% to 0.625%, due 4/15/17 to 1/15/24, which had an aggregate value of $214,896,246.

(4)                                 U.S. Treasury Inflation-Protected Securities (TIPS), 0.50% to 2.125%, due 4/15/15 to 2/15/41, U.S. Treasury Notes, 1.375%, due 2/28/19, which had an aggregate value of $358,222,502.

(5)                                 U.S. Treasury Notes, 1.00% to 3.25%, due 10/31/15 to 12/31/16, Federal Farm Credit Banks, 0.20%, due 8/14/15,  Federal Home Loan Banks, 0.98% to 1.625%, due 12/9/16 to 9/11/17, Federal Home Loan Mortgage Corp., 2.50%, due 5/27/16, Federal National Mortgage Association, 1.50%, due 4/24/18,  which had an aggregate value of $265,976,804.

:: Notes to Schedules of Investments :: October 31, 2014

(Unaudited)

Depositary Receipts

Certain ProFunds may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain ProFunds may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Derivative Instruments

In seeking to achieve each ProFund’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the quarter ended October 31, 2014, gained exposure or inverse exposure to each ProFund’s benchmark (e.g., index, etc.) to meet its investment objective.

Each ProFund, other than the Classic ProFunds and the Falling U.S. Dollar ProFund, does not seek to achieve its investment objective over a period of time greater than a single day.

In connection with its management of certain series of the Trust included in this report (UltraJapan ProFund, UltraBear ProFund, UltraShort Mid-Cap ProFund, UltraShort Small-Cap ProFund, UltraShort Dow 30 ProFund, UltraShort NASDAQ-100 ProFund and UltraShort Japan ProFund (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds, including certain risks related to each instrument type.

Futures Contracts

Each ProFund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

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Whether a ProFund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund may elect to close its position by taking an opposite position, which will operate to terminate the ProFund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund to substantial losses. If trading is not possible, or if a ProFund determines not to close a futures position in anticipation of adverse price movements, the ProFund will be required to make daily cash payments of variation margin. The risk that the ProFund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund.

Forward Currency Contracts

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, these ProFunds may have to limit their currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds do not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the Rising U.S. Dollar and Falling U.S. Dollar ProFunds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If one of these ProFunds engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Rising U.S. Dollar or Falling U.S. Dollar ProFunds engage in offsetting transactions they will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the Rising U.S. Dollar or Falling U.S. Dollar ProFunds enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund will realize a gain to the extent that the price of ProFund currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The Rising U.S. Dollar and Falling U.S. Dollar ProFunds collateralize forward currency contracts with cash and certain securities as indicated on the Schedules of Portfolio Investments. Such collateral is held for the benefit of the counterparty in a segregated tri-party

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account at the custodian to protect the counterparty against non-payment by the respective ProFund. Similarly, the ProFunds have sought to mitigate credit risk by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund, subject to certain minimum thresholds.  In the event of a default by the counterparty, each ProFund will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the Rising U.S. Dollar or Falling U.S. Dollar ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFunds may obtain only limited recovery or may obtain no recovery in such circumstances. The Rising U.S. Dollar and Falling U.S. Dollar ProFunds will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor.  As of October 31, 2014, there was no collateral posted by counterparties.

Swap Agreements

Each ProFund may enter into swap agreements for purposes of attempting to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.  On a long swap, the counterparty will generally agree to pay the ProFund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark), plus the dividends or interest that would have been received on those assets. The ProFund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets. Therefore, the return to the ProFund on any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.  Some ProFunds may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund will agree to pay to the counterparty commissions or trading spreads on the notional amount.

Most swap agreements entered into by a ProFund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the ProFund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid. A ProFund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund’s rights as a creditor. A ProFund will only enter into swap agreements with counterparties that meet the ProFund’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund’s repurchase agreement guidelines).  The counterparty to an uncleared swap agreement will typically be a major global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund’s risk of loss consists of the net amount of payments that such ProFund is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund’s custodian.

In the normal course of business, a ProFund enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund’s ISDA agreements contain provisions that

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require the ProFund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds seek to mitigate risks by generally requiring that the counterparties for each ProFund agree to post collateral for the benefit of the ProFund, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund, subject to certain minimum thresholds, although the ProFunds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of October 31, 2014, the collateral posted by counterparties consisted of U.S. Treasury securities.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform.  The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund’s transactions in swap agreements.

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds and the ProFunds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the ProFunds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a ProFund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes furnished by

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primary market makers for those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

For the quarter ended October 31, 2014 there were no Level 3 instruments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of October 31, 2014, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Bull ProFund
Common Stocks	$64,204,680	$—	$—	$—	$64,204,680	$—
Repurchase Agreements	—	—	64,723,00	—	64,723,000	—
Futures Contracts	—	120,878	—	—	—	120,878
Swap Agreements	—	—	—	1,530,956	—	1,530,956
Total	$64,204,680	$120,878	$64,723,000	$1,530,956	$128,927,680	$1,651,834

Mid-Cap ProFund
Common Stocks	10,671,368	—	—	—	10,671,368	—
Repurchase Agreements	—	—	15,798,000	—	15,798,000	—
Futures Contracts	—	(16,188)	—	—	—	(16,188)
Swap Agreements	—	—	—	222,227	—	222,227
Total	$10,671,368	$(16,188)	$15,798,000	$222,227	$26,469,368	$206,039

Small-Cap ProFund
Common Stocks	6,587,769	—	—	—	6,587,769	—
Contingent Rights*	—	—	7,333	—	7,333	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	9,903,000	—	9,903,000	—
Futures Contracts	—	136,519	—	—	—	136,519
Swap Agreements	—	—	—	457,860	—	457,860
Total	$6,587,769	$136,519	$9,910,333	$457,860	$16,498,102	$594,379

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	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
NASDAQ-100 ProFund
Common Stocks	$32,055,209	$—	$—	$—	$32,055,209	$—
Repurchase Agreements	—	—	51,265,000	—	51,265,000	—
Futures Contracts	—	484,880	—	—	—	484,880
Swap Agreements	—	—	—	1,017,371	—	1,017,371
Total	$32,055,209	$484,880	$51,265,000	$1,017,371	$83,320,209	$1,502,251

Large-Cap Value ProFund
Common Stocks	25,474,617	—	—	—	25,474,617	—
Total	$25,474,617	$—	$—	$—	$25,474,617	$—

Large-Cap Growth ProFund
Common Stocks	31,456,737	—	—	—	31,456,737	—
Total	$31,456,737	$—	$—	$—	$31,456,737	$—

Mid-Cap Value ProFund
Common Stocks	9,373,182	—	—	—	9,373,182	—
Repurchase Agreements	—	—	65,000	—	65,000	—
Total	$9,373,182	$—	$65,000	$—	$9,438,182	$—

Mid-Cap Growth ProFund
Common Stocks	10,268,959	—	—	—	10,268,959	—
Repurchase Agreements	—	—	43,000	—	43,000	—
Total	$10,268,959	$—	$43,000	$—	$10,311,959	$—

Small-Cap Value ProFund
Common Stocks	27,862,680	—	—	—	27,862,680	—
Total	$27,862,680	$—	$—	$—	$27,862,680	$—

Small-Cap Growth ProFund
Common Stocks	17,069,259	—	—	—	17,069,259	—
Total	$17,069,259	$—	$—	$—	$17,069,259	$—

Europe 30 ProFund
Common Stocks	8,814,019	—	—	—	8,814,019	—
Total	$8,814,019	$—	$—	$—	$8,814,019	$—

UltraBull ProFund
Common Stocks	48,153,514	—	—	—	48,153,514	—
Repurchase Agreements	—	—	27,237,000	—	27,237,000	—
Futures Contracts	—	83,103	—	—	—	83,103
Swap Agreements	—	—	—	2,752,913	—	2,752,913
Total	$48,153,514	$83,103	$27,237,000	$2,752,913	$75,390,514	$2,836,016

UltraMid-Cap ProFund
Common Stocks	40,024,890	—	—	—	40,024,890	—
Repurchase Agreements	—	—	20,759,000	—	20,759,000	—
Futures Contracts	—	(94,095)	—	—	—	(94,095)
Swap Agreements	—	—	—	2,102,753	—	2,102,753
Total	$40,024,890	$(94,095)	$20,759,000	$2,102,753	$60,783,890	$2,008,658

UltraSmall-Cap ProFund
Common Stocks	28,689,444	—	—	—	28,689,444	—
Contingent Rights*	—	—	4,788	—	4,788	—
Warrant**	—	—	—	—	—	—
Repurchase Agreements	—	—	10,019,000	—	10,019,000	—
Futures Contracts	—	195,671	—	—	—	195,671
Swap Agreements	—	—	—	2,077,255	—	2,077,255
Total	$28,689,444	$195,671	$10,023,788	$2,077,255	$38,713,232	$2,272,926

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	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraDow 30 ProFund
Common Stocks	$14,861,394	$—	$—	$—	$14,861,394	$—
Repurchase Agreements	—	—	11,455,000	—	11,455,000	—
Futures Contracts	—	165,439	—	—	—	165,439
Swap Agreements	—	—	—	1,181,751	—	1,181,751
Total	$14,861,394	$165,439	$11,455,000	$1,181,751	$26,316,394	$1,347,190

UltraNASDAQ-100 ProFund
Common Stocks	143,762,754	—	—	—	143,762,754	—
Repurchase Agreements	—	—	76,378,000	—	76,378,000	—
Futures Contracts	—	771,603	—	—	—	771,603
Swap Agreements	—	—	—	7,362,437	—	7,362,437
Total	$143,762,754	$771,603	$76,378,000	$7,362,437	$220,140,754	$8,134,040

UltraInternational ProFund
Repurchase Agreements	—	—	5,267,000	—	5,267,000	—
Swap Agreements	—	—	—	323,890	—	323,890
Total	$—	$—	$5,267,000	$323,890	$5,267,000	$323,890

UltraEmerging Markets ProFund
Common Stocks	11,960,456	—	—	—	11,960,456	—
Preferred Stocks	1,897,836	—	—	—	1,897,836	—
Repurchase Agreements	—	—	3,181,000	—	3,181,000	—
Swap Agreements	—	—	—	928,628	—	928,628
Total	$13,858,292	$—	$3,181,000	$928,628	$17,039,292	$928,628

UltraLatin America ProFund
Common Stocks	8,662,188	—	—	—	8,662,188	—
Preferred Stocks	3,051,575	—	—	—	3,051,575	—
Repurchase Agreements	—	—	1,611,000	—	1,611,000	—
Swap Agreements	—	—	—	1,027,022	—	1,027,022
Total	$11,713,763	$—	$1,611,000	$1,027,022	$13,324,763	$1,027,022

UltraChina ProFund
Common Stocks	17,893,094	—	—	—	17,893,094	—
Repurchase Agreements	—	—	4,853,000	—	4,853,000	—
Swap Agreements	—	—	—	1,271,773	—	1,271,773
Total	$17,893,094	$—	$4,853,000	$1,271,773	$22,746,094	$1,271,773

UltraJapan ProFund
Repurchase Agreements	—	—	32,950,000	—	32,950,000	—
Futures Contracts	—	6,191,589	—	—	—	6,191,589
Swap Agreements	—	—	—	3,307	—	3,307
Total	$—	$6,191,589	$32,950,000	$3,307	$32,950,000	$6,194,896

Bear ProFund
Repurchase Agreements	—	—	42,950,000	—	42,950,000	—
Futures Contracts	—	(40,605)	—	—	—	(40,605)
Swap Agreements	—	—	—	(1,246,707)	—	(1,246,707)
Total	$—	$(40,605)	$42,950,000	$(1,246,707)	$42,950,000	$(1,287,312)

Short Small-Cap ProFund
Repurchase Agreements	—	—	8,445,000	—	8,445,000	—
Futures Contracts	—	(28,227)	—	—	—	(28,227)
Swap Agreements	—	—	—	(312,629)	—	(312,629)
Total	$—	$(28,227)	$8,445,000	$(312,629)	$8,445,000	$(340,856)

Short NASDAQ-100 ProFund
Repurchase Agreements	—	—	9,315,000	—	9,315,000	—
Futures Contracts	—	(48,885)	—	—	—	(48,885)
Swap Agreements	—	—	—	(653,403)	—	(653,403)
Total	$—	$(48,885)	$9,315,000	$(653,403)	$9,315,000	$(702,288)

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	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
UltraBear ProFund
Repurchase Agreements	$—	$—	$41,519,000	$—	$41,519,000	$—
Futures Contracts	—	(266,444)	—	—	—	(266,444)
Swap Agreements	—	—	—	(1,695,122)	—	(1,695,122)
Total	$—	$(266,444)	$41,519,000	$(1,695,122)	$41,519,000	$(1,961,566)

UltraShort Mid-Cap ProFund
Repurchase Agreements	—	—	4,519,000	—	4,519,000	—
Futures Contracts	—	1,008	—	—	—	1,008
Swap Agreements	—	—	—	(267,909)	—	(267,909)
Total	$—	$1,008	$4,519,000	$(267,909)	$4,519,000	$(266,901)

UltraShort Small-Cap ProFund
Repurchase Agreements	—	—	19,983,000	—	19,983,000	—
Futures Contracts	—	(34,216)	—	—	—	(34,216)
Swap Agreements	—	—	—	(1,673,220)	—	(1,673,220)
Total	$—	$(34,216)	$19,983,000	$(1,673,220)	$19,983,000	$(1,707,436)

UltraShort Dow 30 ProFund
Repurchase Agreements	—	—	4,914,000	—	4,914,000	—
Futures Contracts	—	(10,394)	—	—	—	(10,394)
Swap Agreements	—	—	—	(287,199)	—	(287,199)
Total	$—	$(10,394)	$4,914,000	$(287,199)	$4,914,000	$(297,593)

UltraShort NASDAQ-100 ProFund
Repurchase Agreements	—	—	8,375,000	—	8,375,000	—
Futures Contracts	—	(27,341)	—	—	—	(27,341)
Swap Agreements	—	—	—	(438,986)	—	(438,986)
Total	$—	$(27,341)	$8,375,000	$(438,986)	$8,375,000	$(466,327)

UltraShort International ProFund
Repurchase Agreements	—	—	9,458,000	—	9,458,000	—
Swap Agreements	—	—	—	(567,981)	—	(567,981)
Total	$—	$—	$9,458,000	$(567,981)	$9,458,000	$(567,981)

UltraShort Emerging Markets ProFund
Repurchase Agreements	—	—	5,427,000	—	5,427,000	—
Swap Agreements	—	—	—	(494,821)	—	(494,821)
Total	$—	$—	$5,427,000	$(494,821)	$5,427,000	$(494,821)

UltraShort Latin America ProFund
Repurchase Agreements	—	—	5,431,000	—	5,431,000	—
Swap Agreements	—	—	—	(642,676)	—	(642,676)
Total	$—	$—	$5,431,000	$(642,676)	$5,431,000	$(642,676)

UltraShort China ProFund
Repurchase Agreements	—	—	1,654,000	—	1,654,000	—
Swap Agreements	—	—	—	(157,178)	—	(157,178)
Total	$—	$—	$1,654,000	$(157,178)	$1,654,000	$(157,178)

UltraShort Japan ProFund
Repurchase Agreements	—	—	1,720,000	—	1,720,000	—
Futures Contracts	—	(255,421)	—	—	—	(255,421)
Swap Agreements	—	—	—	(3,310)	—	(3,310)
Total	$—	$(255,421)	$1,720,000	$(3,310)	$1,720,000	$(258,731)

:: Notes to Schedules of Investments :: October 31, 2014

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	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Banks UltraSector ProFund
Common Stocks	$12,110,321	$—	$—	$—	$12,110,321	$—
Repurchase Agreements	—	—	5,681,000	—	5,681,000	—
Swap Agreements	—	—	—	676,715	—	676,715
Total	$12,110,321	$—	$5,681,000	$676,715	$17,791,321	$676,715

Basic Materials UltraSector ProFund
Common Stocks	10,039,197	—	—	—	10,039,197	—
Repurchase Agreements	—	—	2,780,000	—	2,780,000	—
Swap Agreements	—	—	—	69,124	—	69,124
Total	$10,039,197	$—	$2,780,000	$69,124	$12,819,197	$69,124

Biotechnology UltraSector ProFund
Common Stocks	452,381,855	—	—	—	452,381,855	—
Repurchase Agreements	—	—	221,762,000	—	221,762,000	—
Swap Agreements	—	—	—	29,856,919	—	29,856,919
Total	$452,381,855	$—	$221,762,000	$29,856,919	$674,143,855	$29,856,919

Consumer Goods UltraSector ProFund
Common Stocks	13,870,095	—	—	—	13,870,095	—
Repurchase Agreements	—	—	7,561,000	—	7,561,000	—
Swap Agreements	—	—	—	519,023	—	519,023
Total	$13,870,095	$—	$7,561,000	$519,023	$21,431,095	$519,023

Consumer Services UltraSector ProFund
Common Stocks	20,764,283	—	—	—	20,764,283	—
Repurchase Agreements	—	—	8,269,000	—	8,269,000	—
Swap Agreements	—	—	—	619,584	—	619,584
Total	$20,764,283	$—	$8,269,000	$619,584	$29,033,283	$619,584

Financials UltraSector ProFund
Common Stocks	14,106,989	—	—	—	14,106,989	—
Repurchase Agreements	—	—	10,861,000	—	10,861,000	—
Swap Agreements	—	—	—	977,625	—	977,625
Total	$14,106,989	$—	$10,861,000	$977,625	$24,967,989	$977,625

Health Care UltraSector ProFund
Common Stocks	41,912,370	—	—	—	41,912,370	—
Repurchase Agreements	—	—	26,190,000	—	26,190,000	—
Swap Agreements	—	—	—	2,598,863	—	2,598,863
Total	$41,912,370	$—	$26,190,000	$2,598,863	$68,102,370	$2,598,863

Industrials UltraSector ProFund
Common Stocks	7,830,522	—	—	—	7,830,522	—
Repurchase Agreements	—	—	2,337,000	—	2,337,000	—
Swap Agreements	—	—	—	284,193	—	284,193
Total	$7,830,522	$—	$2,337,000	$284,193	$10,167,522	$284,193

Internet UltraSector ProFund
Common Stocks	48,884,835	—	—	—	48,884,835	—
Repurchase Agreements	—	—	12,123,000	—	12,123,000	—
Swap Agreements	—	—	—	1,478,202	—	1,478,202
Total	$48,884,835	$—	$12,123,000	$1,478,202	$61,007,835	$1,478,202

:: Notes to Schedules of Investments :: October 31, 2014

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	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Mobile Telecommunications UltraSector ProFund
Common Stocks	$2,525,493	$—	$—	$—	$2,525,493	$—
Repurchase Agreements	—	—	1,844,000	—	1,844,000	—
Swap Agreements	—	—	—	77,333	—	77,333
Total	$2,525,493	$—	$1,844,000	$77,333	$4,369,493	$77,333

Oil & Gas UltraSector ProFund
Common Stocks	26,374,738	—	—	—	26,374,738	—
Repurchase Agreements	—	—	10,475,000	—	10,475,000	—
Swap Agreements	—	—	—	476,878	—	476,878
Total	$26,374,738	$—	$10,475,000	$476,878	$36,849,738	$476,878

Oil Equipment, Services & Distribution UltraSector ProFund
Common Stocks	10,591,268	—	—	—	10,591,268	—
Repurchase Agreements	—	—	3,278,000	—	3,278,000	—
Swap Agreements	—	—	—	(19,830)	—	(19,830)
Total	$10,591,268	$—	$3,278,000	$(19,830)	$13,869,268	$(19,830)

Pharmaceuticals UltraSector ProFund
Common Stocks	17,221,527	—	—	—	17,221,527	—
Repurchase Agreements	—	—	5,455,000	—	5,455,000	—
Swap Agreements	—	—	—	747,011	—	747,011
Total	$17,221,527	$—	$5,455,000	$747,011	$22,676,527	$747,011

Precious Metals UltraSector ProFund
Common Stocks	16,281,290	—	—	—	16,281,290	—
Repurchase Agreements	—	—	8,635,000	—	8,635,000	—
Swap Agreements	—	—	—	(2,593,623)	—	(2,593,623)
Total	$16,281,290	$—	$8,635,000	$(2,593,623)	$24,916,290	$(2,593,623)

Real Estate UltraSector ProFund
Common Stocks	24,188,715	—	—	—	24,188,715	—
Repurchase Agreements	—	—	15,699,000	—	15,699,000	—
Swap Agreements	—	—	—	639,239	—	639,239
Total	$24,188,715	$—	$15,699,000	$639,239	$39,887,715	$639,239

Semiconductor UltraSector ProFund
Common Stocks	58,775,686	—	—	—	58,775,686	—
Repurchase Agreements	—	—	21,584,000	—	21,584,000	—
Swap Agreements	—	—	—	3,363,111	—	3,363,111
Total	$58,775,686	$—	$21,584,000	$3,363,111	$80,359,686	$3,363,111

Technology UltraSector ProFund
Common Stocks	19,380,695	—	—	—	19,380,695	—
Repurchase Agreements	—	—	13,326,000	—	13,326,000	—
Swap Agreements	—	—	—	1,014,805	—	1,014,805
Total	$19,380,695	$—	$13,326,000	$1,014,805	$32,706,695	$1,014,805

Telecommunications UltraSector ProFund
Common Stocks	1,866,862	—	—	—	1,866,862	—
Repurchase Agreements	—	—	876,000	—	876,000	—
Swap Agreements	—	—	—	93,555	—	93,555
Total	$1,866,862	$—	$876,000	$93,555	$2,742,862	$93,555

:: Notes to Schedules of Investments :: October 31, 2014

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	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
Utilities UltraSector ProFund
Common Stocks	$13,835,158	$—	$—	$—	$13,835,158	$—
Repurchase Agreements	—	—	5,509,000	—	5,509,000	—
Swap Agreements	—	—	—	454,649	—	454,649
Total	$13,835,158	$—	$5,509,000	$454,649	$19,344,158	$454,649

Short Oil & Gas ProFund
Repurchase Agreements	—	—	2,459,000	—	2,459,000	—
Swap Agreements	—	—	—	(56,881)	—	(56,881)
Total	$—	$—	$2,459,000	$(56,881)	$2,459,000	$(56,881)

Short Precious Metals ProFund
Repurchase Agreements	—	—	148,521,000	—	148,521,000	—
Swap Agreements	—	—	—	19,601,754	—	19,601,754
Total	$—	$—	$148,521,000	$19,601,754	$148,521,000	$19,601,754

Short Real Estate ProFund
Repurchase Agreements	—	—	2,339,000	—	2,339,000	—
Swap Agreements	—	—	—	(48,272)	—	(48,272)
Total	$—	$—	$2,339,000	$(48,272)	$2,339,000	$(48,272)

U.S. Government Plus ProFund
U.S. Treasury Obligation	—	—	15,804,267	—	15,804,267	—
Repurchase Agreements	—	—	19,678,000	—	19,678,000	—
Swap Agreements	—	—	—	252,273	—	252,273
Total	$—	$—	$35,482,267	$252,273	$35,482,267	$252,273

Rising Rates Opportunity 10 ProFund
Repurchase Agreements	—	—	23,946,000	—	23,946,000	—
Swap Agreements	—	—	—	(229,635)	—	(229,635)
Total	$—	$—	$23,946,000	$(229,635)	$23,946,000	$(229,635)

Rising Rates Opportunity ProFund
Repurchase Agreements	—	—	79,968,000	—	79,968,000	—
Swap Agreements	—	—	—	(1,849,897)	—	(1,849,897)
Total	$—	$—	$79,968,000	$(1,849,897)	$79,968,000	$(1,849,897)

Rising U.S. Dollar ProFund
Repurchase Agreements	—	—	61,170,000	—	61,170,000	—
Forward Currency Contracts	—	—	—	391,884	—	391,884
Total	$—	$—	$61,170,000	$391,884	$61,170,000	$391,884

Falling U.S. Dollar ProFund
Repurchase Agreements	—	—	4,620,000	—	4,620,000	—
Forward Currency Contracts	—	—	—	(86,784)	—	(86,784)
Total	$—	$—	$4,620,000	$(86,784)	$4,620,000	$(86,784)

^                                            Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*                                           Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.

**                                      Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

:: Notes to Schedules of Investments :: October 31, 2014

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4. Investment Risks

Some risks apply to all ProFunds, while others are specific to the investment strategy of certain ProFunds. Each ProFund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds.

Risks Associated with the Use of Derivatives

Certain ProFunds obtain investment exposure through derivatives.  Investing in derivatives may be considered aggressive and may expose a ProFund to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund’s position in a particular instrument when desired. When a ProFund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the ProFund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund to losses in excess of those amounts initially invested.

In addition, a ProFund may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund invests in swaps that use an ETF as the reference asset, the ProFund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund’s net assets, the terms of a swap agreement between the ProFund and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund. In that event, the ProFund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund’s investment objective. This, in turn, may prevent the ProFund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund’s return.

Compounding Risk

Most of the ProFunds are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or an inverse multiple of the performance of a benchmark on a single day.  These ProFunds are subject to all of the correlation risks described below.  In addition, because the ProFunds have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund to vary from the benchmark performance (or the inverse of the benchmark performance) times the stated multiple in the ProFund objective, as applicable, before accounting for fees and ProFund expenses.  As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g., -1x, 2x or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds that utilize leverage include multipliers of 2x, 1.5x, or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50%, 67% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund to come from professional money managers and investors who use the ProFund as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could

:: Notes to Schedules of Investments :: October 31, 2014

(Unaudited)

increase portfolio turnover and may result in additional costs for the ProFund. In addition, large movements of assets into and out of the ProFund may have a negative impact on the ProFund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the UltraSector and Inverse Sector ProFunds, a ProFund may have significant exposure to an industry that constitutes a significant portion of that ProFund’s benchmark. Such a ProFund will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds may be more volatile than a more geographically diversified ProFund. The Schedule of Portfolio Investments includes information on each ProFund’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund from achieving its investment objective. A number of factors may adversely affect a ProFund’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund invests. A ProFund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund may invest in securities not included in the benchmark or in financial instruments. Each ProFund may take or may refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund’s correlation with its benchmark. A ProFund may also be subject to large movements of assets into and out of the ProFund, potentially resulting in the ProFund being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and other index rebalancing events. Additionally, a ProFund’s underlying investments may trade on markets that may or may not be open on the same day as the ProFund. Furthermore, a ProFund’s currency holdings may be valued at a different time than the level of its benchmark. Any of these factors could decrease correlation between the performance of a ProFund and may hinder a ProFund’s ability to meet its investment objective.

Counterparty Risk

The ProFunds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds. Each ProFund generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Exposure to Debt Instruments Risk

The ProFunds may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, issuer credit risk and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in

:: Notes to Schedules of Investments :: October 31, 2014

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response to interest rate changes than those debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument (including a default).  Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund may have to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund invests, the ProFunds might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

5. Federal Income Tax Information

At October 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Bull ProFund	$108,054,432	$24,498,253	$(3,625,005)	$20,873,248
Mid-Cap ProFund	23,307,556	3,759,190	(597,378)	3,161,812
Small-Cap ProFund	15,447,462	1,646,219	(595,579)	1,050,640
NASDAQ-100 ProFund	68,649,758	15,606,723	(936,272)	14,670,451
Large-Cap Value ProFund	21,722,532	6,591,623	(2,839,538)	3,752,085
Large-Cap Growth ProFund	26,733,504	6,313,775	(1,590,542)	4,723,233
Mid-Cap Value ProFund	7,999,854	2,546,183	(1,107,855)	1,438,328
Mid-Cap Growth ProFund	8,319,222	2,880,041	(887,304)	1,992,737
Small-Cap Value ProFund	25,349,840	4,102,913	(1,590,073)	2,512,840
Small-Cap Growth ProFund	15,187,578	3,074,165	(1,192,484)	1,881,681
Europe 30 ProFund	9,030,067	1,664,832	(1,880,880)	(216,048)
UltraBull ProFund	60,820,586	24,680,989	(10,111,061)	14,569,928
UltraMid-Cap ProFund	48,451,797	15,736,628	(3,404,535)	12,332,093
UltraSmall-Cap ProFund	30,462,556	10,547,044	(2,296,368)	8,250,676
UltraDow 30 ProFund	21,285,541	5,958,246	(927,393)	5,030,853
UltraNASDAQ-100 ProFund	157,612,248	89,190,663	(26,662,157)	62,528,506
UltraInternational ProFund	5,267,000	—	—	—
UltraEmerging Markets ProFund	16,505,318	4,550,164	(4,016,190)	533,974
UltraLatin America ProFund	15,225,904	3,054,984	(4,956,125)	(1,901,141)
UltraChina ProFund	19,748,480	5,160,236	(2,162,622)	2,997,614
UltraJapan ProFund	32,950,000	—	—	—
Bear ProFund	42,950,000	—	—	—
Short Small-Cap ProFund	8,445,000	—	—	—
Short NASDAQ-100 ProFund	9,315,000	—	—	—
UltraBear ProFund	41,519,000	—	—	—
UltraShort Mid-Cap ProFund	4,519,000	—	—	—
UltraShort Small-Cap ProFund	19,983,000	—	—	—
UltraShort Dow 30 ProFund	4,914,000	—	—	—
UltraShort NASDAQ-100 ProFund	8,375,000	—	—	—
UltraShort International ProFund	9,458,000	—	—	—
UltraShort Emerging Markets ProFund	5,427,000	—	—	—
UltraShort Latin America ProFund	5,431,000	—	—	—
UltraShort China ProFund	1,654,000	—	—	—
UltraShort Japan ProFund	1,720,000	—	—	—
Banks UltraSector ProFund	15,056,072	6,640,982	(3,905,733)	2,735,249
Basic Materials UltraSector ProFund	10,152,499	5,347,996	(2,681,298)	2,666,698
Biotechnology UltraSector ProFund	498,881,423	176,778,596	(1,516,164)	175,262,432
Consumer Goods UltraSector ProFund	19,847,948	1,781,430	(198,283)	1,583,147
Consumer Services UltraSector ProFund	22,428,953	7,228,977	(624,647)	6,604,330
Financials UltraSector ProFund	23,684,220	4,455,863	(3,172,094)	1,283,769
Health Care UltraSector ProFund	58,221,749	11,444,753	(1,564,132)	9,880,621
Industrials UltraSector ProFund	7,695,903	2,609,358	(137,739)	2,471,619
Internet UltraSector ProFund	47,438,419	16,784,592	(3,215,176)	13,569,416
Mobile Telecommunications UltraSector ProFund	3,803,359	1,179,235	(613,101)	566,134
Oil & Gas UltraSector ProFund	23,657,109	14,917,034	(1,724,405)	13,192,629
Oil Equipment, Services & Distribution UltraSector ProFund	12,026,624	4,137,486	(2,294,842)	1,842,644
Pharmaceuticals UltraSector ProFund	18,508,137	4,738,456	(570,066)	4,168,390
Precious Metals UltraSector ProFund	36,311,833	—	(11,395,543)	(11,395,543)
Real Estate UltraSector ProFund	33,560,968	8,631,923	(2,305,176)	6,326,747
Semiconductor UltraSector ProFund	74,543,676	8,112,121	(2,296,111)	5,816,010
Technology UltraSector ProFund	28,459,563	5,101,657	(854,525)	4,247,132
Telecommunications UltraSector ProFund	2,258,067	669,550	(184,755)	484,795
Utilities UltraSector ProFund	16,565,076	3,278,315	(499,233)	2,779,082
Short Oil & Gas ProFund	2,459,000	—	—	—
Short Precious Metals ProFund	148,521,000	—	—	—
Short Real Estate ProFund	2,339,000	—	—	—
U.S. Government Plus ProFund	35,501,538	588,147	(607,418)	(19,271)
Rising Rates Opportunity 10 ProFund	23,946,000	—	—	—
Rising Rates Opportunity ProFund	79,968,000	—	—	—
Rising U.S. Dollar ProFund	61,170,000	—	—	—
Falling U.S. Dollar ProFund	4,620,000	—	—	—

6. Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds transacted business with subsidiaries of Lehman Brothers Holdings, Inc. (altogether, “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after that date. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.

As of September 15, 2008, Rising U.S. Dollar ProFund was owed $2,135,323 from over-the-counter derivatives transactions with Lehman. To the extent Lehman fails to fully pay the Rising U.S. Dollar ProFund by the conclusion of the bankruptcy in connection with the settlement of such transactions, the Advisor, an affiliate of the Trust, has entered into a Receivables Agreement dated September 15, 2008 to reimburse the Rising U.S. Dollar ProFund for any shortfall in payments from Lehman. Specifically, the Receivables Agreement among the Advisor, ProShare Advisors LLC (an investment adviser affiliated with the Advisor) and ProFunds Trust, ProShares Trust and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments are triggered if any specified fund of a PF Trust, including the Rising U.S. Dollar ProFund, does not recover the full amounts owed to it by Lehman following the conclusion of all bankruptcy, liquidation and Securities Investor Protection Corporation proceedings related to Lehman. Accordingly, no loss is expected to be realized by the Rising U.S. Dollar ProFund. Lehman has made payments on the original amount owed to Rising U.S. Dollar ProFund. The fair value of the original claim due from Lehman is $418,701, and is included in “net other assets (liabilities)”. The fair value of the amount that is estimated to be paid by the Advisor is $720,342and is included in “net other assets (liabilities)”. Additional payments from Lehman of $98,403 have been received subsequent to the date of this report. All other outstanding balances due from (or to) Lehman have been substantially relieved as of October 31, 2014.

7. Legal and Regulatory Matters

In December 2007, the Mid-Cap ProFund and UltraMid-Cap ProFund, as shareholders of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which each received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

:: Notes to Schedules of Investments :: October 31, 2014

(Unaudited)

The value of the proceeds received by the Mid-Cap ProFund and UltraMid-Cap ProFund is approximately $46,000 and $545,000, respectively. The ProFunds cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFunds. The ProFunds are currently assessing the cases and have not yet determined the potential effect, if any, on their respective net asset value. Accordingly, no loss has been accrued in the balance sheet.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December, 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	December 19, 2014

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	December 18, 2014

* Print the name and title of each signing officer under his or her signature.